UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 96.17%
	Institutional Capital LLC — 59.18%
	Asset Management/Custody — 1.84%
395,763	The Bank of New York Mellon Corp.	$12,893,958

	Beverages — 4.82%
260,896	PepsiCo, Inc.	18,594,058
289,350	The Coca Cola Co.	15,300,828

		33,894,886

	Building Products — 1.13%
444,599	Masco Corp.	7,976,106

	Chemicals — 2.21%
385,320	E.I. du Pont de Nemours & Co.	15,528,396

	Commercial Banks — 2.59%
343,550	Bank of America Corp.	12,024,250
137,025	SunTrust Banks, Inc.	6,164,755

		18,189,005

	Communications Equipment — 2.21%
686,985	Cisco Systems, Inc.(a)	15,498,382

	Computers & Peripherals — 2.42%
366,932	Hewlett-Packard Co.	16,966,936

	Consumer Finance — 1.79%
246,370	Capital One Financial Corp.	12,564,870

	Defense — 0.67%
161,285	Textron, Inc.	4,722,425

	Diversified Telecommunication Services — 1.30%
326,901	AT&T, Inc.	9,127,076

	Drugs & Supplies — 7.04%
250,069	Johnson & Johnson, Inc.	17,324,780
645,824	Schering-Plough Corp.	11,928,369
546,387	Wyeth	20,183,536

		49,436,685

	Electronic Equipment & Instruments — 1.56%
353,913	Texas Instruments, Inc.	7,609,130
120,005	Tyco Electronics Ltd.	3,319,338

		10,928,468

	Food & Staples Retailing — 2.05%
428,843	CVS Caremark Corp.	14,434,855

	Health Care Providers & Services — 1.23%
254,700	CIGNA Corp.	8,654,706

	Hotels, Restaurants & Leisure — 2.99%
509,184	Host Hotels & Resorts, Inc.	6,767,055
179,284	InterContinental Hotels Group PLC - ADR	2,217,743
483,868	Viacom, Inc., Class - B(a)	12,019,281

		21,004,079

	Household Products — 0.95%
74,692	Avon Products, Inc.	3,104,946
51,392	Procter & Gamble Co.	3,581,509

		6,686,455

	Insurance — 2.80%
252,268	ACE Ltd.	13,655,267
108,950	Assurant, Inc.	5,992,250

		19,647,517

	Investment Banking/Brokerage — 3.88%
50,550	Goldman Sachs Group, Inc.	6,470,400
445,211	J.P. Morgan Chase & Co.	20,791,354

		27,261,754

	Media — 2.23%
790,967	News Corp., Class - A	9,483,694
160,458	Omnicom Group, Inc.	6,187,261

		15,670,955

	Multiline Retail — 1.15%
164,105	Target Corp.	8,049,350

	Non-Defense Capital Spending — 3.30%
575,813	General Electric Co.	14,683,231
123,691	Honeywell International, Inc.	5,139,361
35,521	Siemens AG - Sponsored ADR	3,335,067

		23,157,659

	Oil, Gas & Consumable Fuels — 5.82%
162,926	Baker Hughes, Inc.	9,863,540
115,127	Exxon Mobil Corp.	8,940,763
318,390	Marathon Oil Corp.	12,694,209
133,664	Occidental Petroleum Corp.	9,416,629

		40,915,141

	Specialty Retail — 1.35%
399,600	Lowe’s Cos., Inc.	9,466,524

	Wireless Telecommunication Services — 1.85%
589,050	Vodafone Group PLC - Sponsored ADR	13,018,005

	Total Institutional Capital LLC	415,694,193

	JS Asset Management LLC — 4.51%
	Auto Components — 0.24%
31,418	Navistar International Corp.(a)	1,702,227

	Automobiles— 0.05%
35,551	General Motors Corp.	335,957

	Commercial Banks — 0.54%
49,600	Bank of America Corp.	1,736,000
74,500	Huntington Bancshares, Inc.	595,255
90,149	KeyCorp	1,076,379
106,597	Wachovia Corp.	373,090

		3,780,724

	Communications Equipment — 0.41%
392,763	Alcatel Lucent, SA - Sponsored ADR(a)	1,508,210
157,373	Motorola, Inc.	1,123,643
103,325	Nortel Networks Corp.(a)	231,448

		2,863,301

	Computers & Peripherals — 0.20%
84,006	Dell, Inc.(a)	1,384,419

	Diversified Financial Services — 0.51%
119,167	Citigroup, Inc.	2,444,115
23,800	J.P. Morgan Chase & Co.	1,111,460

		3,555,575

	Electronic Equipment & Instruments — 0.08%
52,421	AU Optronics Corp. - Sponsored ADR	595,503

	Food Products — 0.14%
84,534	Tyson Foods, Inc., Class - A	1,009,336

	Health Care Providers & Services — 0.12%
28,882	Omnicare, Inc.	830,935

	Household Durables — 0.87%
136,837	Centex Corp.	2,216,759
174,526	D.R. Horton, Inc.	2,272,329
114,546	Pulte Homes, Inc.	1,600,208

		6,089,296

	Independent Power Producers & Energy Traders—0.22%
7,004	Mirant Corp.(a)	128,103
195,378	Reliant Energy, Inc.(a)	1,436,028

		1,564,131

	Insurance — 0.28%
48,940	American International Group, Inc.	162,970

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management LLC (continued)
	Insurance (continued)
212,104	Genworth Financial, Inc., Class - A	$1,826,216

		1,989,186

	IT Services — 0.06%
892,183	BearingPoint, Inc.(a)	446,091

	Multiline Retail — 0.19%
39,271	J.C. Penney Co., Inc.	1,309,295

	Oil, Gas & Consumable Fuels — 0.17%
26,242	Peabody Energy Corp.	1,180,890

	Paper & Forest Products — 0.06%
103,581	AbitibiBowater, Inc.(a)	400,858

	Pharmaceuticals — 0.15%
32,956	Sanofi-Aventis - ADR	1,083,264

	Wireless Telecommunication Services — 0.22%
250,570	Sprint Nextel Corp.	1,528,477

	Total JS Asset Management LLC	31,649,465

	SSgA Funds Management, Inc. — 32.48%
	Aerospace & Defense — 0.53%
681	Alliant Techsystems, Inc.(a)	63,973
500	BE Aerospace, Inc.(a)	7,915
1,666	DRS Technologies, Inc.	127,865
15,913	General Dynamics Corp.	1,171,515
1,053	L-3 Communications Holdings, Inc.	103,531
10,130	Northrop Grumman Corp.	613,270
10,823	Raytheon Co.	579,139
4,041	Spirit Aerosystems Holdings, Inc., Class - A(a)	64,939
16,748	United Technologies Corp.	1,005,885

		3,738,032

	Air Freight & Logistics — 0.15%
12,467	FedEx Corp.	985,392
1,634	Teekay Corp.	43,105
600	UTi Worldwide, Inc.	10,212

		1,038,709

	Airlines — 0.10%
4,960	AMR Corp.(a)	48,707
4,341	Continental Airlines, Inc., Class - B(a)	72,408
400	Copa Holdings SA, Class - A	13,000
5,447	Delta Air Lines, Inc.(a)	40,580
9,154	Northwest Airlines Corp.(a)	82,661
29,080	Southwest Airlines Co.	421,951

		679,307

	Auto Components — 0.12%
3,032	Autoliv, Inc.	102,330
640	BorgWarner, Inc.	20,973
817	Federal-Mogul Corp., Class - A(a)	10,253
20,130	Johnson Controls, Inc.	610,543
3,287	The Goodyear Tire & Rubber Co.(a)	50,324
2,098	TRW Automotive Holdings Corp.(a)	33,379

		827,802

	Automobiles — 0.10%
86,096	Ford Motor Co.(a)	447,699
19,034	General Motors Corp.	179,871
953	Harley-Davidson, Inc.	35,547
817	Thor Industries, Inc.	20,278

		683,395

	Beverages — 0.52%
12,807	Anheuser-Busch Cos., Inc.	830,918
949	Brown-Forman Corp., Class - B	68,148
12,937	Coca Cola Enterprises, Inc.	216,953
7,450	Constellation Brands, Inc., Class - A(a)	159,877
10,315	Dr. Pepper Snapple Group, Inc.(a)	273,141
4,481	Molson Coors Brewing Co., Class - B	209,487
2,048	PepsiAmericas, Inc.	42,434
3,873	PepsiCo, Inc.	276,029
27,311	The Coca Cola Co.	1,444,206
5,439	The Pepsi Bottling Group, Inc.	158,656

		3,679,849

	Biotechnology — 0.37%
43,416	Amgen, Inc.(a)	2,573,266
949	ImClone Systems, Inc.(a)	59,256

		2,632,522

	Building Products — 0.05%
845	Armstrong World Industries, Inc.	24,421
14,677	Masco Corp.	263,305
2,915	Owens Corning(a)	69,698
1,089	USG Corp.(a)	27,878

		385,302

	Capital Markets — 0.79%
7,440	Allied Capital Corp.	80,352
8,935	Ameriprise Financial, Inc.	341,317
167	BlackRock, Inc., Class - A	32,482
14,668	E*TRADE Group, Inc.(a)	41,070
2,881	Franklin Resources, Inc.	253,903
14,092	Goldman Sachs Group, Inc.	1,803,776
293	Janus Capital Group, Inc.	7,114
4,766	Jefferies Group, Inc.	106,758
5,607	Legg Mason, Inc.	213,403
60,968	Merrill Lynch & Co., Inc.	1,542,490
41,587	Morgan Stanley	956,501
852	Northern Trust Corp.	61,514
4,011	Raymond James Financial, Inc.	132,283

		5,572,963

	Chemicals — 0.58%
2,378	Ashland, Inc.	69,533
2,516	Cabot Corp.	79,959
817	Celanese Corp., Series - A	22,802
8,773	Chemtura Corp.	40,005
1,766	Cytec Industries, Inc.	68,715
35,905	E.I. du Pont de Nemours & Co.	1,446,972
2,982	Eastman Chemical Co.	163,265
1,902	FMC Corp.	97,744
5,515	Huntsman Corp.	69,489
545	Intrepid Potash, Inc.(a)	16,197
2,760	Lubrizol Corp.	119,066
5,906	PPG Industries, Inc.	344,438
930	Rohm & Haas Co.	65,100
5,377	RPM International, Inc.	103,991
2,481	Sigma-Aldrich Corp.	130,054
37,098	The Dow Chemical Co.	1,178,974
208	The Scotts Miracle-Gro Co.	4,917
3,835	The Valspar Corp.	85,482

		4,106,703

	Commercial Banks — 1.90%
4,980	Associated Banc-Corp	99,351
1,844	Bank of Hawaii Corp.	98,562
21,839	BB&T Corp.	825,514
965	BOK Financial Corp.	46,716
1,555	City National Corp.	84,437
5,875	Comerica, Inc.	192,641
2,331	Commerce Bancshares, Inc.	108,158

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Commercial Banks (continued)
2,252	Cullen/Frost Bankers, Inc.	$135,120
20,275	Fifth Third Bancorp	241,272
304	First Citizens BancShares, Inc., Class - A	54,416
8,151	First Horizon National Corp.	77,436
6,759	Fulton Financial Corp.	73,741
14,098	Huntington Bancshares, Inc.	112,643
19,976	KeyCorp	238,513
2,608	M & T Bank Corp.	232,764
30,730	National City Corp.	53,778
13,995	Peoples United Financial, Inc.	269,404
13,854	PNC Financial Services Group, Inc.	1,034,894
10,765	Popular, Inc.	89,242
27,576	Regions Financial Corp.	264,730
14,109	SunTrust Banks, Inc.	634,764
10,800	Synovus Financial Corp.	111,780
4,923	TCF Financial Corp.	88,614
69,405	U.S. Bancorp	2,499,968
5,536	Valley National Bancorp	116,035
86,263	Wachovia Corp.	301,920
131,790	Wells Fargo & Co.	4,946,079
2,681	Whitney Holding Corp.	65,014
2,547	Wilmington Trust Corp.	73,430
4,282	Zions Bancorp	165,713

		13,336,649

	Commercial Services & Supplies — 0.33%
477	AECOM Technology Corp.(a)	11,658
15,186	Allied Waste Industries, Inc.(a)	168,716
4,181	Avery Dennison Corp.	185,971
5,203	Cintas Corp.	149,378
600	Clear Channel Outdoor Holdings, Inc., Class - A(a)	8,208
4,698	Convergys Corp.(a)	69,436
477	Corrections Corp. of America(a)	11,853
11,682	Hertz Global Holdings, Inc.(a)	88,433
5,039	Hlth Corp.(a)	57,596
1,158	KBR, Inc.	17,683
2,931	Lender Processing Services, Inc.	89,454
2,924	Manpower, Inc.	126,200
856	Pitney Bowes, Inc.	28,471
1,558	Quanta Services, Inc.(a)	42,082
8,618	R.R. Donnelley & Sons Co.	211,399
364	Republic Services, Inc., Class - A	10,913
6,307	SAIC, Inc.(a)	127,591
2,637	Steelcase, Inc., Class - A	28,348
1,223	Ticketmaster(a)	13,123
9,309	Tyco International Ltd.	326,001
2,615	URS Corp.(a)	95,892
13,958	Waste Management, Inc.	439,537
300	Weight Watchers International, Inc.	10,980

		2,318,923

	Communications Equipment — 0.12%
4,513	ADC Telecommunications, Inc.(a)	38,135
1,558	EchoStar Corp., Class - A(a)	37,548
4,232	JDS Uniphase Corp.(a)	35,803
90,333	Motorola, Inc.	644,977
15,957	Tellabs, Inc.(a)	64,785

		821,248

	Computers & Peripherals — 0.16%
12,658	Brocade Communications Systems, Inc.(a)	73,669
409	Diebold, Inc.	13,542
25,174	EMC Corp.(a)	301,081
3,332	Lexmark International, Inc.(a)	108,523
804	NCR Corp.(a)	17,728
5,039	QLogic Corp.(a)	77,399
7,392	SanDisk Corp.(a)	144,514
10,092	Seagate Technology	122,315
30,528	Sun Microsystems, Inc.(a)	232,013
3,560	Teradata Corp.(a)	69,420

		1,160,204

	Construction Materials — 0.05%
136	Martin Marietta Materials, Inc.	15,229
4,313	Vulcan Materials Co.	321,319

		336,548

	Consumer Finance — 0.12%
4,159	AmeriCredit Corp.(a)	42,131
15,014	Capital One Financial Corp.	765,714
1,907	SLM Corp.(a)	23,532

		831,377

	Containers & Packaging — 0.15%
2,111	AptarGroup, Inc.	82,561
3,392	Ball Corp.	133,950
4,126	Bemis Co., Inc.	107,771
4,777	Owens - Illinois, Inc.(a)	140,444
3,064	Packaging Corp. of America	71,023
5,358	Pactiv Corp.(a)	133,039
6,411	Sealed Air Corp.	140,978
10,094	Smurfit-Stone Container Corp.(a)	47,442
3,773	Sonoco Products Co.	111,983
4,206	Temple - Inland, Inc.	64,184

		1,033,375

	Distributors — 0.04%
6,670	Genuine Parts Co.	268,201

	Diversified Consumer Services — 0.02%
3,456	Career Education Corp.(a)	56,506
600	Nalco Holding Co.	11,124
9,764	Service Corp. International	81,627

		149,257

	Diversified Financial Services — 3.06%
8,122	American Capital Ltd.	207,192
6,569	American Express Co.	232,740
3,151	BancorpSouth, Inc.	88,638
181,934	Bank of America Corp.	6,367,690
10,865	CIT Group, Inc.	75,620
216,801	Citigroup, Inc.	4,446,589
781	CME Group, Inc.	290,149
19,327	Discover Financial Services	267,099
2,315	Equifax, Inc.	79,752
13,625	Invesco Ltd.	285,853
137,742	J.P. Morgan Chase & Co.	6,432,551
7,167	Leucadia National Corp.	325,668
10,464	Marshall & Ilsley Corp.	210,850
2,617	MF Global Ltd.(a)	11,358
7,950	Moody’s Corp.	270,300
4,181	NYSE Euronext	163,812
4,336	TFS Financial Corp.	54,287
45,628	The Bank of New York Mellon Corp.	1,486,560
2,383	The Nasdaq Stock Market, Inc.(a)	72,848
168	The Student Loan Corp.	15,624
203	Tree.com, Inc.(a)	978

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Financial Services (continued)
1,872	UnionBanCal Corp.	$137,199

		21,523,357

	Diversified Telecommunication Services — 1.56%
4,613	Amdocs Ltd.(a)	126,304
237,032	AT&T, Inc.	6,617,933
4,165	CenturyTel, Inc.	152,647
2,941	Embarq Corp.	119,258
27	FairPoint Communications, Inc.	234
10,269	Frontier Communications Corp.	118,093
28,724	Qwest Communications International, Inc.	92,778
316	United States Cellular Corp.(a)	14,827
113,530	Verizon Communications, Inc.	3,643,178
8,589	Windstream Corp.	93,964

		10,979,216

	Electric Utilities — 1.08%
15,942	American Electric Power, Inc.	591,129
4,562	CenterPoint Energy, Inc.	66,468
23,157	Dominion Resources, Inc.	990,656
4,001	DPL, Inc.	99,225
50,677	Duke Energy Corp.	883,300
12,929	Edison International	515,867
2,168	Entergy Corp.	192,974
13,146	Exelon Corp.	823,203
16,345	FPL Group, Inc.	822,154
4,926	Great Plains Energy, Inc.	109,111
3,200	Hawaiian Electric Industries, Inc.	93,152
3,092	Integrys Energy Group, Inc.	154,414
6,218	Northeast Utilities	159,492
7,842	Pepco Holdings, Inc.	179,660
4,035	Pinnacle West Capital Corp.	138,844
10,344	Progress Energy, Inc.	446,137
2,700	Progress Energy, Inc. - CVO(a)(b)(c)	0
13,397	Reliant Energy, Inc.(a)	98,468
6,953	Sierra Pacific Resources	66,610
30,678	The Southern Co.	1,156,254

		7,587,118

	Electrical Equipment — 0.03%
1,566	Cooper Industries Ltd., Class - A	62,562
1,234	Hubbell, Inc., Class - B	43,252
2,179	Thomas & Betts Corp.(a)	85,133

		190,947

	Electronic Equipment & Instruments — 0.15%
4,654	Arrow Electronics, Inc.(a)	122,028
3,286	Avnet, Inc.(a)	80,934
1,326	AVX Corp.	13,512
6,784	Ingram Micro, Inc., Class - A(a)	109,019
4,136	Jabil Circuit, Inc.	39,457
3,768	Molex, Inc.	84,592
1,880	Tech Data Corp.(a)	56,118
18,993	Tyco Electronics Ltd.	525,346
7,187	Vishay Intertechnology, Inc.(a)	47,578

		1,078,584

	Energy Equipment & Services — 0.12%
472	ENSCO International, Inc.	27,201
4,043	Helmerich & Payne, Inc.	174,617
9,516	Nabors Industries Ltd.(a)	237,139
2,247	Patterson-UTI Energy, Inc.	44,985
1,914	Pride International, Inc.(a)	56,674
2,996	Rowan Cos., Inc.	91,528
781	SEACOR Holdings, Inc.(a)	61,660
2,015	Tidewater, Inc.	111,550
540	Unit Corp.(a)	26,903

		832,257

	Food & Staples Retailing — 0.44%
2,233	BJ’s Wholesale Club, Inc.(a)	86,774
26,384	CVS Caremark Corp.	888,086
14,813	Kroger Co.	407,061
16,143	Rite Aid Corp.(a)	13,076
17,397	Safeway, Inc.	412,657
8,217	SUPERVALU, Inc.	178,309
17,347	Wal-Mart Stores, Inc.	1,038,912
2,919	Walgreen Co.	90,372

		3,115,247

	Food Products — 0.85%
25,494	Archer-Daniels-Midland Co.	558,574
4,858	Bunge Ltd.	306,928
4,304	Campbell Soup Co.	166,134
17,911	ConAgra Foods, Inc.	348,548
3,024	Corn Products International, Inc.	97,615
1,315	Dean Foods Co.(a)	30,718
7,624	Del Monte Foods Co.	59,467
12,230	General Mills, Inc.	840,446
5,632	H.J. Heinz Co.	281,093
2,962	Hormel Foods Corp.	107,461
4,349	Kellogg Co.	243,979
58,578	Kraft Foods, Inc.	1,918,430
2,948	McCormick & Co., Inc.	113,351
28,495	Sara Lee Corp.	359,892
4,408	Smithfield Foods, Inc.(a)	69,999
2,919	The Hershey Co.	115,417
2,138	The J.M. Smucker Co.	108,375
10,037	Tyson Foods, Inc., Class - A	119,842
1,358	William Wrigley Jr. Co.	107,825

		5,954,094

	Gas Utilities — 0.12%
2,919	AGL Resources, Inc.	91,598
2,411	Energen Corp.	109,170
3,296	National Fuel Gas Co.	139,026
4,213	ONEOK, Inc.	144,927
4,176	Questar Corp.	170,882
4,231	Southern Union Co.	87,370
4,349	UGI Corp.	112,117

		855,090

	Health Care Equipment & Supplies — 0.37%
540	Beckman Coulter, Inc.	38,335
55,988	Boston Scientific Corp.(a)	686,973
3,495	Cardinal Health, Inc.	172,234
19,942	Covidien Ltd.	1,072,082
2,061	Hill-Rom Holdings, Inc.	62,469
4,822	Hologic, Inc.(a)	93,209
5,283	Hospira, Inc.(a)	201,811
1,702	The Cooper Cos., Inc.	59,161
2,992	Zimmer Holdings, Inc.(a)	193,163

		2,579,437

	Health Care Providers & Services — 0.52%
7,008	Aetna, Inc.	253,059
5,772	AmerisourceBergen Corp.	217,316
1,362	Brookdale Senior Living, Inc.	29,950
9,784	CIGNA Corp.	332,460
2,851	Community Health Systems, Inc.(a)	83,563
4,894	Coventry Health Care, Inc.(a)	159,300

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
613	DaVita, Inc.(a)	$34,947
4,007	Health Management Associates, Inc., Class - A(a)	16,669
3,905	Health Net, Inc.(a)	92,158
272	Henry Schein, Inc.(a)	14,645
3,051	Humana, Inc.(a)	125,701
2,111	LifePoint Hospitals, Inc.(a)	67,848
400	Lincare Holdings, Inc.(a)	12,036
3,087	McKesson Corp.	166,111
4,129	Omnicare, Inc.	118,791
272	Pediatrix Medical Group, Inc.(a)	14,666
1,089	Quest Diagnostics, Inc.	56,269
8,396	Tenet Healthcare Corp.(a)	46,598
31,118	UnitedHealth Group, Inc.	790,086
1,970	Universal Health Services, Inc., Class - B	110,379
19,004	WellPoint, Inc.(a)	888,817

		3,631,369

	Health Care Technology — 0.02%
5,898	IMS Health, Inc.	111,531
1,558	Inverness Medical Innovations, Inc.(a)	46,740

		158,271

	Hotels, Restaurants & Leisure — 0.16%
2,158	Boyd Gaming Corp.	20,199
13,929	Carnival Corp.	492,390
681	Choice Hotels International, Inc.	18,455
1,294	International Speedway Corp., Class - A	50,350
1,223	Interval Leisure Group, Inc.(a)	12,719
4,271	McDonald’s Corp.	263,521
400	MGM MIRAGE(a)	11,400
400	Orient-Express Hotels Ltd., Class - A	9,652
1,226	Penske Automotive Group, Inc.	14,062
5,562	Royal Caribbean Cruises Ltd.	115,412
7,164	Wyndham Worldwide Corp.	112,546

		1,120,706

	Household Durables — 0.33%
2,443	Black & Decker Corp.	148,412
4,766	Centex Corp.	77,209
12,767	D.R. Horton, Inc.	166,226
6,184	Fortune Brands, Inc.	354,714
640	Harman International Industries, Inc.	21,805
2,675	Jarden Corp.(a)	62,729
3,047	KB HOME	59,965
6,724	Leggett & Platt, Inc.	146,516
5,218	Lennar Corp.	79,261
1,300	M.D.C. Holdings, Inc.	47,567
2,187	Mohawk Industries, Inc.(a)	147,382
10,766	Newell Rubbermaid, Inc.	185,821
153	NVR, Inc.(a)	87,516
6,311	Pulte Homes, Inc.	88,165
2,321	Snap-On, Inc.	122,224
3,128	The Stanley Works	130,563
5,403	Toll Brothers, Inc.(a)	136,318
2,985	Whirlpool Corp.	236,681

		2,299,074

	Household Products — 0.88%
9,861	Kimberly-Clark Corp.	639,387
76,486	Procter & Gamble Co.	5,330,309
3,891	The Clorox Co.	243,927

		6,213,623

	Independent Power Producers & Energy Traders — 0.03%
699	Constellation Energy Group, Inc.	16,986
3,012	Mirant Corp.(a)	55,089
5,679	NRG Energy, Inc.(a)	140,555

		212,630

	Industrial Conglomerates — 1.50%
2,111	Carlisle Cos., Inc.	63,267
3,055	Danaher Corp.	212,017
397,620	General Electric Co.	10,139,310
1,527	Teleflex, Inc.	96,949

		10,511,543

	Insurance — 1.74%
185	Alleghany Corp.(a)	67,525
1,838	Allied World Assurance Holdings Ltd.	65,286
3,164	American Financial Group, Inc.	93,338
93,068	American International Group, Inc.	309,916
577	American National Insurance Co.	49,812
10,947	Aon Corp.	492,177
1,934	Arch Capital Group Ltd.(a)	141,240
3,607	Arthur J. Gallagher & Co.	92,556
4,790	Assurant, Inc.	263,450
4,622	AXIS Capital Holdings Ltd.	146,564
3,405	Brown & Brown, Inc.	73,616
5,846	Cincinnati Financial Corp.	166,260
1,181	CNA Financial Corp.	30,989
7,082	Conseco, Inc.(a)	24,929
2,066	Endurance Specialty Holdings Ltd.	63,881
1,185	Erie Indemnity Co., Class - A	50,090
2,405	Everest Re Group Ltd.	208,105
8,659	Fidelity National Financial, Inc., Class - A	127,287
16,716	Genworth Financial, Inc., Class - A	143,925
2,002	Hanover Insurance Group, Inc.	91,131
4,485	HCC Insurance Holdings, Inc.	121,095
10,328	Lincoln National Corp.	442,142
12,441	Loews Corp.	491,295
390	Markel Corp.(a)	137,085
20,466	Marsh & McLennan Cos., Inc.	650,000
8,832	MBIA, Inc.	105,101
953	Mercury General Corp.	52,177
17,453	MetLife, Inc.	977,368
1,766	Nationwide Financial Services, Inc.	87,117
9,571	Old Republic International Corp.	122,030
1,145	OneBeacon Insurance Group Ltd.	24,217
2,138	PartnerRe Ltd.	142,840
1,389	Philadelphia Consolidated Holding Corp.(a)	81,354
10,302	Principal Financial Group, Inc.	448,034
2,636	Protective Life Corp.	75,152
2,385	Reinsurance Group of America, Inc., Class - A	128,790
2,479	RenaissanceRe Holdings Ltd.	128,908
1,838	StanCorp Financial Group, Inc.	91,312
22,004	The Allstate Corp.	1,014,824
14,578	The Chubb Corp.	800,332
3,773	The First American Corp.	111,304
12,616	The Hartford Financial Services Group, Inc.	517,130
26,858	The Progressive Corp.	467,329
24,129	The Travelers Cos., Inc.	1,090,631
3,516	Torchmark Corp.	210,257
831	Transatlantic Holdings, Inc.	45,165
1,477	Unitrin, Inc.	36,836

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
13,994	Unum Corp.	$351,249
5,476	W.R. Berkley Corp.	128,960
32	Wesco Financial Corp.	11,424
339	White Mountains Insurance Group Ltd.	159,245
13,293	XL Capital Ltd., Class - A	238,476

		12,191,256

	Internet & Catalog Retail — 0.07%
8,365	Expedia, Inc.(a)	126,395
3,059	IAC/InterActiveCorp.(a)	52,921
23,924	Liberty Media Corp. - Interactive, Class A(a)	308,859

		488,175

	IT Services — 0.08%
2,583	Affiliated Computer Services, Inc., Class - A(a)	130,777
5,986	Computer Sciences Corp.(a)	240,218
272	DST Systems, Inc.(a)	15,229
6,262	Fidelity National Information Services, Inc.	115,597
645	The Dun & Bradstreet Corp.	60,862
7,056	Unisys Corp.(a)	19,404

		582,087

	Leisure Equipment & Products — 0.08%
11,543	Eastman Kodak Co.	177,531
2,723	Hasbro, Inc.	94,543
14,710	Mattel, Inc.	265,368

		537,442

	Life Sciences Tools & Services — 0.12%
1,480	Charles River Laboratories International, Inc.(a)	82,184
2,343	Invitrogen Corp.(a)	88,565
2,543	PerkinElmer, Inc.	63,499
11,043	Thermo Electron Corp.(a)	607,365

		841,613

	Machinery — 0.32%
949	AGCO Corp.(a)	40,437
1,907	Crane Co.	56,657
981	Dover Corp.	39,780
3,668	Eaton Corp.	206,068
1,258	Flowserve Corp.	111,673
2,070	Gardner Denver, Inc.(a)	71,870
409	IDEX Corp.	12,687
17,802	Illinois Tool Works, Inc.	791,299
10,397	Ingersoll-Rand Co., Ltd., Class - A	324,074
1,831	ITT Corp.	101,822
2,315	Kennametal, Inc.	62,783
477	Lincoln Electric Holdings, Inc.	30,676
545	Oshkosh Corp.	7,172
4,043	Pentair, Inc.	139,766
3,919	Terex Corp.(a)	119,608
3,012	The Timken Co.	85,390
3,124	Trinity Industries, Inc.	80,381

		2,282,143

	Marine — 0.01%
1,594	Alexander & Baldwin, Inc.	70,184

	Media — 1.15%
1,244	Ascent Media Corp., Class - A(a)	30,366
8,956	Cablevision Systems Corp., Class - A	225,333
23,800	CBS Corp., Class - B	347,004
79,220	Comcast Corp., Class - A	1,555,089
5,447	Discovery Communications, Inc., Class - A(a)	77,620
5,447	Discovery Communications, Inc., Class - C(a)	77,130
9,234	Gannett Co., Inc.	156,147
749	Hearst - Argyle Television, Inc.	16,725
2,966	Interpublic Group of Cos., Inc.(a)	22,987
7,058	Liberty Global, Inc., Class - A(a)	213,857
4,906	Liberty Media Corp. - Capital, Series A(a)	65,642
1,658	Meredith Corp.	46,507
55,632	News Corp., Class - A	667,028
885	Omnicom Group, Inc.	34,126
3,183	Regal Entertainment Group, Class - A	50,228
3,500	Scripps Networks Interactive, Inc., Class - A	127,085
817	The E.W. Scripps Co., Class - A	5,776
6,256	The McGraw-Hill Cos., Inc.	197,752
5,798	The New York Times Co., Class - A	82,853
67,091	The Walt Disney Co.	2,059,023
241	The Washington Post Co., Class - B	134,179
3,127	Time Warner Cable, Inc., Class - A(a)	75,673
126,855	Time Warner, Inc.	1,663,069
1,455	Viacom, Inc., Class - B(a)	36,142
11,017	Virgin Media, Inc.	87,034
1,634	Warner Music Group Corp.	12,418

		8,066,793

	Metals & Mining — 0.26%
7,040	Alcoa, Inc.	158,963
1,702	Carpenter Technology Corp.	43,656
745	Century Aluminum Co.(a)	20,629
4,622	Commercial Metals Co.	78,066
15,343	Freeport-McMoran Copper & Gold, Inc., Class - B	872,250
9,929	Nucor Corp.	392,195
2,515	Reliance Steel & Aluminum Co.	95,495
681	Schnitzer Steel Industries, Inc., Class - A	26,722
4,994	Steel Dynamics, Inc.	85,347
2,587	Titanium Metals Corp.	29,337
272	United States Steel Corp.	21,110

		1,823,770

	Multi-Utilities — 0.70%
4,466	Alliant Energy Corp.	143,850
8,469	Ameren Corp.	330,545
8,558	CMS Energy Corp.	106,718
10,865	Consolidated Edison, Inc.	466,760
6,601	DTE Energy Co.	263,710
12,229	FirstEnergy Corp.	819,221
7,483	MDU Resources Group, Inc.	217,007
10,718	NiSource, Inc.	158,198
4,275	NSTAR	143,213
3,769	OGE Energy Corp.	116,387
14,152	PG&E Corp.	529,992
5,246	Puget Energy, Inc.	140,068
4,588	SCANA Corp.	178,611
10,000	Sempra Energy	504,700
8,462	TECO Energy, Inc.	133,107
3,090	Vectren Corp.	86,057
4,597	Wisconsin Energy Corp.	206,405
17,405	Xcel Energy, Inc.	347,926

		4,892,475

	Multiline Retail — 0.19%
1,830	Bed Bath & Beyond, Inc.(a)	57,480
5,290	Family Dollar Stores, Inc.	125,373
8,835	J.C. Penney Co., Inc.	294,559

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multiline Retail (continued)
2,951	Kohl’s Corp.(a)	$135,982
17,034	Macy’s, Inc.	306,271
5,538	Saks, Inc.(a)	51,227
2,371	Sears Holding Corp.(a)	221,689
2,407	Target Corp.	118,063

		1,310,644

	Office Electronics — 0.06%
35,738	Xerox Corp.	412,059

	Oil, Gas & Consumable Fuels — 4.99%
18,719	Anadarko Petroleum Corp.	908,059
13,277	Apache Corp.	1,384,526
3,496	Atmos Energy Corp.	93,063
11,622	BJ Services Co.	222,329
2,370	Cabot Oil & Gas Corp.	85,652
13,744	Chesapeake Energy Corp.	492,860
82,487	Chevron Corp.	6,803,528
3,232	Cimarex Energy Co.	158,077
61,448	ConocoPhillips	4,501,066
17,780	Devon Energy Corp.	1,621,536
20,157	Dynegy, Inc., Class - A(a)	72,162
22,261	El Paso Corp.	284,050
1,498	Encore Acquisition Co.(a)	62,586
2,484	EOG Resources, Inc.	222,219
2,683	Exterran Holdings, Inc.(a)	85,749
171,751	Exxon Mobil Corp.	13,338,183
3,568	Forest Oil Corp.(a)	176,973
2,153	Global Industries Ltd.(a)	14,942
3,192	Helix Energy Solutions Group, Inc.(a)	77,502
3,579	Hercules Offshore, Inc.(a)	54,258
3,949	Key Energy Services, Inc.(a)	45,808
28,311	Marathon Oil Corp.	1,128,760
885	Mariner Energy, Inc.(a)	18,142
5,151	Newfield Exploration Co.(a)	164,780
6,529	Noble Energy, Inc.	362,947
613	Oil States International, Inc.(a)	21,669
992	Overseas Shipholding Group, Inc.	57,843
409	Petrohawk Energy Corp.(a)	8,847
4,858	Pioneer Natural Resources Co.	253,976
415	Plains Exploration & Production Co.(a)	14,591
25,373	Spectra Energy Corp.	603,877
1,526	St. Mary Land & Exploration Co.	54,402
1,838	Sunoco, Inc.	65,396
3,796	Tesoro Corp.	62,596
21,179	Valero Energy Corp.	641,724
19,742	XTO Energy, Inc.	918,398

		35,083,076

	Paper & Forest Products — 0.17%
18,808	Domtar Corp.(a)	86,517
17,014	International Paper Co.	445,426
6,896	MeadWestvaco Corp.	160,746
8,430	Weyerhaeuser Co.	510,689

		1,203,378

	Personal Products — 0.01%
2,872	Alberto - Culver Co.	78,233
953	NBTY, Inc.(a)	28,133

		106,366

	Pharmaceuticals — 2.44%
2,992	Barr Pharmaceuticals, Inc.(a)	195,377
6,933	Bristol-Myers Squibb Co.	144,553
36,112	Eli Lilly & Co.	1,590,011
477	Endo Pharmaceuticals Holdings, Inc.(a)	9,540
11,278	Forest Laboratories, Inc.(a)	318,942
82,725	Johnson & Johnson, Inc.	5,731,188
9,339	King Pharmaceuticals, Inc.(a)	89,468
61,103	Merck & Co., Inc.	1,928,411
10,239	Mylan Laboratories, Inc.(a)	116,929
269,972	Pfizer, Inc.	4,978,284
2,054	Watson Pharmaceuticals, Inc.(a)	58,539
53,132	Wyeth	1,962,696

		17,123,938

	Real Estate Investment Trusts — 1.03%
1,289	Alexandria Real Estate Equities, Inc.	145,012
3,910	AMB Property Corp.	177,123
21,438	Annaly Capital Management, Inc.	288,341
2,771	Apartment Investment & Management Co., Class - A	97,040
3,092	AvalonBay Communities, Inc.	304,315
4,786	Boston Properties, Inc.	448,257
3,456	Brandywine Realty Trust	55,400
1,810	BRE Properties, Class - A	88,690
817	Camden Property Trust	37,468
7,524	CapitalSource, Inc.	92,545
2,575	CBL & Associates Properties, Inc.	51,706
4,828	Developers Diversified Realty Corp.	152,999
1,049	Digital Realty Trust, Inc.	49,565
4,617	Douglas Emmett, Inc.	106,514
5,947	Duke Realty Corp.	146,177
10,760	Equity Residential	477,852
781	Essex Property Trust, Inc.	92,416
1,662	Federal Realty Investment Trust	142,267
1	Forestar Real Estate Group, Inc.(a)	15
4,349	General Growth Properties, Inc.	65,670
8,755	HCP, Inc.	351,338
3,328	Health Care REIT, Inc.	177,149
3,766	Hospitality Properties Trust	77,278
20,748	Host Hotels & Resorts, Inc.	275,741
8,648	HRPT Properties Trust	59,585
5,165	iStar Financial, Inc.	13,429
1,185	Kilroy Realty Corp.	56,631
8,619	Kimco Realty Corp.	318,386
3,541	Liberty Property Trust	133,319
2,509	Mack-Cali Realty Corp.	84,980
3,328	Nationwide Health Properties, Inc.	119,741
4,557	Plum Creek Timber Co., Inc.	227,212
10,440	ProLogis	430,859
5,074	Public Storage, Inc.	502,377
2,889	Rayonier, Inc.	136,794
2,787	Regency Centers Corp.	185,865
2,266	SL Green Realty Corp.	146,837
5,190	UDR, Inc.	135,718
4,249	Ventas, Inc.	209,986
5,403	Vornado Realty Trust	491,403
3,092	Weingarten Realty Investors	110,292

		7,264,292

	Real Estate Management & Development — 0.02%
4,222	CB Richard Ellis Group, Inc., Class - A(a)	56,448
1,226	Jones Lang LaSalle, Inc.	53,307
477	The St. Joe Co.(a)	18,646

		128,401

	Road & Rail — 0.13%
4,602	Avis Budget Group, Inc.(a)	26,416
1,430	Con-Way, Inc.	63,077
640	Kansas City Southern Industries, Inc.(a)	28,391

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Road & Rail (continued)
10,697	Norfolk Southern Corp.	$708,248
1,485	Ryder System, Inc.	92,070

		918,202

	Semiconductors & Semiconductor Equipment — 0.17%
20,436	Advanced Micro Devices, Inc.(a)	107,289
7,093	Atmel Corp.(a)	24,045
2,098	Cree, Inc.(a)	47,793
4,845	Fairchild Semiconductor International, Inc.(a)	43,072
3,986	Integrated Device Technology, Inc.(a)	31,011
31,354	Intel Corp.	587,261
2,043	International Rectifier Corp.(a)	38,858
3,274	Intersil Corp., Class - A	54,283
409	KLA-Tencor Corp.	12,945
409	Lam Research Corp.(a)	12,879
5,564	LSI Logic Corp.(a)	29,823
27,081	Micron Technology, Inc.(a)	109,678
2,724	Novellus Systems(a)	53,499
2,179	Teradyne, Inc.(a)	17,018

		1,169,454

	Software — 0.16%
8,073	CA, Inc.	161,137
10,580	Cadence Design Systems, Inc.(a)	71,521
3,820	Compuware Corp.(a)	37,016
545	McAfee, Inc.(a)	18,508
1	Metavante Technologies, Inc.(a)	19
7,988	Novell, Inc.(a)	41,058
33,680	Symantec Corp.(a)	659,455
5,743	Synopsys, Inc.(a)	114,573

		1,103,287

	Specialty Retail — 0.58%
2,126	American Eagle Outfitters, Inc.	32,422
1,566	AnnTaylor Stores Corp.(a)	32,322
4,612	AutoNation, Inc.(a)	51,839
1,521	Barnes & Noble, Inc.	39,668
5,876	Foot Locker, Inc.	94,956
67,384	Home Depot, Inc.	1,744,572
1,223	HSN, Inc.(a)	13,465
3,813	Limited Brands, Inc.	66,041
55,411	Lowe’s Cos., Inc.	1,312,687
3,268	O’Reilly Automotive, Inc.(a)	87,484
11,027	Office Depot, Inc.(a)	64,177
3,150	OfficeMax, Inc.	28,004
5,039	RadioShack Corp.	87,074
3,450	Signet Jewelers Ltd.	80,661
4,041	Staples, Inc.	90,922
9,666	The Gap, Inc.	171,861
3,151	Williams-Sonoma, Inc.	50,983

		4,049,138

	Textiles, Apparel & Luxury Goods — 0.06%
3,387	Jones Apparel Group, Inc.	62,693
3,931	Liz Claiborne, Inc.	64,586
340	Phillips-Van Heusen Corp.	12,890
3,557	V.F. Corp.	274,992

		415,161

	Thrifts & Mortgage Finance — 0.12%
3,235	Astoria Financial Corp.	67,062
477	Capitol Federal Financial	21,145
45,072	Fannie Mae	68,960
1,251	Freddie Mac	2,139
13,706	Hudson City Bancorp, Inc.	252,876
5,144	MGIC Investment Corp.	36,162
13,994	New York Community Bancorp	234,959
17,872	Sovereign Bancorp, Inc.	70,594
3,428	Washington Federal, Inc.	63,247
68,413	Washington Mutual, Inc.	5,610
1,907	Webster Financial Corp.	48,152

		870,906

	Tobacco — 0.20%
21,000	Altria Group, Inc.	416,640
3,233	Lorillard, Inc.	230,028
6,798	Reynolds American, Inc.	330,519
5,942	UST, Inc.	395,380

		1,372,567

	Trading Companies & Distributors — 0.02%
1,866	GATX Corp.	73,837
2,709	United Rentals, Inc.(a)	41,285
409	WESCO International, Inc.(a)	13,162

		128,284

	Water Utilities — 0.02%
2,507	American Water Works Co., Inc.	53,900
5,373	Aqua America, Inc.	95,532

		149,432

	Wireless Telecommunication Services — 0.16%
477	Clearwire Corp., Class - A(a)	5,666
9,003	Crown Castle International Corp.(a)	260,817
1,838	Leap Wireless International, Inc.(a)	70,028
111,160	Sprint Nextel Corp.	678,076
2,292	Telephone & Data Systems, Inc.	81,939

		1,096,526

	Total SSgA Funds Management, Inc.	228,123,978

	Total Common Stocks	675,467,636

	Time Deposits —1.36%
	Institutional Capital LLC — 1.03%
$7,264,105	Liquidity Management Control System Time Deposit	7,264,105

	JS Asset Management LLC — 0.33%
$2,283,298	Liquidity Management Control System Time Deposit	2,283,298

	Total Time Deposits	9,547,403

	Money Market Mutual Funds — 1.56%
	SSgA Funds Management, Inc. — 1.56%
5,886,148	Alliance Money Market Fund Prime Portfolio, 2.20%(d)	5,886,148
5,102,831	Federated Prime Obligations Fund, 2.97%(d)	5,102,831

	Total Money Market Mutual Funds	10,988,979

	Preferred Stocks — 0.03%
	JS Asset Management LLC — 0.03%
	Automobiles — 0.03%
25,058	General Motors Corp., Series B	222,766

	Investment Banking/Brokerage — 0.00%
5,000	Washington Mutual Capital Trust I	3,750

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount	Security Description	Value
	Preferred Stocks (continued)
	JS Asset Management LLC (continued)
	Total Preferred Stocks	$226,516

	Treasury Bills — 0.09%
	SSgA Funds Management, Inc. — 0.09%
$597,000	U.S. Treasury Bill, 1.59%(d)(f)	596,217

	Total Treasury Bills	596,217

	Total Investments (cost $810,177,304) — 99.21%	696,826,751
	Other assets in excess of liabilities — 0.79%	5,574,057

	Net Assets — 100.00%	$702,400,808

(a)	Represents non-income producing security.
(b)	Security was fair valued at September 30, 2008, using procedures approved by the Board of Trustees.
(c)	Escrow security due to bankruptcy.
(d)	Rate disclosed represents effective yield at purchase.
(e)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008.
(f)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR —	American Depositary Receipt
CVO —	Contingent Value Obligations
MGIC —	Mortgage Guarantee Insurance Corporation
REIT —	Real Estate Investment Trust

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/loss
56	S&P 500 E-mini Future	$3,268,720	Dec-08	$(254,930)
2	S&P 400 E-mini Future	146,060	Dec-08	(12,882)
5	Russell 1000 Future	1,583,125	Dec-08	(132,652)
21	Russell 1000 Value Future	6,638,625	Dec-08	(112,988)

				$(513,452)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 97.66%
	Institutional Capital LLC — 53.77%
	Asset Management/Custody — 1.65%
203,944	Bank of New York Mellon Corp.	$6,644,496

	Beverages — 4.42%
138,754	PepsiCo, Inc.	9,888,998
149,750	The Coca Cola Co.	7,918,780

		17,807,778

	Building Products — 1.05%
236,601	Masco Corp.	4,244,622

	Chemicals — 2.01%
200,530	E.I. du Pont de Nemours & Co.	8,081,359

	Commercial Banks — 2.30%
171,100	Bank of America Corp.	5,988,500
73,275	SunTrust Banks, Inc.	3,296,642

		9,285,142

	Communications Equipment — 1.93%
344,565	Cisco Systems, Inc.(a)	7,773,386

	Computers & Peripherals — 2.05%
179,068	Hewlett-Packard Co.	8,280,104

	Consumer Finance — 1.63%
129,180	Capital One Financial Corp.	6,588,180

	Defense — 0.63%
86,415	Textron, Inc.	2,530,231

	Diversified Telecommunication Services — 1.20%
172,657	AT&T, Inc.	4,820,584

	Drugs & Supplies — 6.36%
129,131	Johnson & Johnson, Inc.	8,946,196
334,226	Schering-Plough Corp.	6,173,154
285,063	Wyeth	10,530,227

		25,649,577

	Electronic Equipment & Instruments — 1.45%
189,887	Texas Instruments, Inc.	4,082,570
64,345	Tyco Electronics Ltd.	1,779,783

		5,862,353

	Food & Drugs Retailing — 1.86%
222,707	CVS Caremark Corp.	7,496,318

	Health Care Services — 1.13%
134,250	CIGNA Corp.	4,561,815

	Hotels, Restaurants & Leisure — 2.77%
270,816	Host Hotels & Resorts, Inc.	3,599,145
95,496	InterContinental Hotels Group PLC - ADR	1,181,285
256,832	Viacom, Inc., Class - B(a)	6,379,707

		11,160,137

	Household Products — 0.88%
40,108	Avon Products, Inc.	1,667,290
27,008	Procter & Gamble Co.	1,882,187

		3,549,477

	Insurance — 2.57%
133,032	ACE Ltd.	7,201,022
57,050	Assurant, Inc.	3,137,750

		10,338,772

	Investment Banking/Brokerage — 3.57%
27,000	Goldman Sachs Group, Inc.	3,456,000
234,339	J.P. Morgan Chase & Co.	10,946,433

		14,402,433

	Media — 1.99%
396,733	News Corp., Class - A	4,756,829
84,342	Omnicom Group, Inc.	3,252,227

		8,009,056

	Multiline Retail — 1.05%
85,845	Target Corp.	4,210,697

	Non-Defense Capital Spending — 3.03%
302,860	General Electric Co.	7,722,930
65,909	Honeywell International, Inc.	2,738,519
18,754	Siemens AG - Sponsored ADR	1,760,813

		12,222,262

	Oil, Gas & Consumable Fuels — 5.32%
85,324	Baker Hughes, Inc.	5,165,515
62,273	Exxon Mobil Corp.	4,836,121
168,560	Marathon Oil Corp.	6,720,487
67,186	Occidental Petroleum Corp.	4,733,254

		21,455,377

	Retail — 1.21%
206,150	Lowe’s Cos., Inc.	4,883,694

	Wireless Telecommunication Services — 1.71%
311,000	Vodafone Group PLC - Sponsored ADR	6,873,100

	Total Institutional Capital LLC	216,730,950

	JS Asset Management LLC — 3.72%
	Auto Components — 0.20%
14,782	Navistar International Corp.(a)	800,889

	Automobiles — 0.02%
7,849	General Motors Corp.	74,173

	Commercial Banks — 0.47%
23,300	Bank of America Corp.	815,500
46,000	Huntington Bancshares, Inc.	367,540
43,751	KeyCorp	522,387
49,923	Wachovia Corp.	174,730

		1,880,157

	Communications Equipment — 0.34%
184,287	Alcatel Lucent, SA - Sponsored ADR(a)	707,662
73,747	Motorola, Inc.	526,554
54,858	Nortel Networks Corp.(a)	122,882

		1,357,098

	Computers & Peripherals — 0.16%
39,364	Dell, Inc.(a)	648,719

	Diversified Financial Services — 0.41%
55,883	Citigroup, Inc.	1,146,160
11,100	J.P. Morgan Chase & Co.	518,370

		1,664,530

	Electronic Equipment & Instruments — 0.07%
24,565	AU Optronics Corp. - Sponsored ADR	279,055

	Food Products — 0.11%
38,016	Tyson Foods, Inc., Class - A	453,911

	Health Care Providers & Services — 0.12%
17,658	Omnicare, Inc.	508,021

	Household Durables — 0.71%
64,063	Centex Corp.	1,037,821
81,864	D.R. Horton, Inc.	1,065,869
53,714	Pulte Homes, Inc.	750,384

		2,854,074

	Independent Power Producers & Energy Traders — 0.18%
3,226	Mirant Corp.(a)	59,003

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management LLC (continued)
	Independent Power Producers & Energy Traders (continued)
91,502	Reliant Energy, Inc.(a)	$672,540

		731,543

	Insurance — 0.24%
22,960	American International Group, Inc.	76,457
102,128	Genworth Financial, Inc., Class - A	879,322

		955,779

	IT Services — 0.05%
418,087	BearingPoint, Inc.(a)	209,044

	Multiline Retail — 0.15%
18,329	J.C. Penney Co., Inc.	611,089

	Oil, Gas & Consumable Fuels — 0.14%
12,298	Peabody Energy Corp.	553,410

	Paper & Forest Products — 0.05%
48,070	AbitibiBowater, Inc.(a)	186,031

	Pharmaceuticals — 0.12%
15,444	Sanofi-Aventis - ADR	507,644

	Wireless Telecommunication Services — 0.18%
117,420	Sprint Nextel Corp.	716,262

	Total JS Asset Management LLC	14,991,429

	SSgA Funds Management, Inc. — 40.17%
	Aerospace & Defense — 0.66%
519	Alliant Techsystems, Inc.(a)	48,755
1,134	DRS Technologies, Inc.	87,034
11,307	General Dynamics Corp.	832,421
808	L-3 Communications Holdings, Inc.	79,443
7,289	Northrop Grumman Corp.	441,276
7,656	Raytheon Co.	409,673
3,039	Spirit Aerosystems Holdings, Inc., Class - A(a)	48,837
11,852	United Technologies Corp.	711,831

		2,659,270

	Air Freight & Logistics — 0.18%
8,833	FedEx Corp.	698,160
1,066	Teekay Corp.	28,121
300	UTi Worldwide, Inc.	5,106

		731,387

	Airlines — 0.12%
3,340	AMR Corp.(a)	32,799
3,159	Continental Airlines, Inc., Class - B(a)	52,692
200	Copa Holdings SA, Class - A	6,500
3,553	Delta Air Lines, Inc.(a)	26,470
6,946	Northwest Airlines Corp.(a)	62,722
21,009	Southwest Airlines Co.	304,841

		486,024

	Auto Components — 0.15%
2,180	Autoliv, Inc.	73,575
260	BorgWarner, Inc.	8,520
383	Federal-Mogul Corp., Class - A(a)	4,806
14,396	Johnson Controls, Inc.	436,631
2,613	The Goodyear Tire & Rubber Co.(a)	40,005
1,402	TRW Automotive Holdings Corp.(a)	22,306

		585,843

	Automobiles — 0.12%
62,238	Ford Motor Co.(a)	323,637
13,657	General Motors Corp.	129,059
647	Harley-Davidson, Inc.	24,133
683	Thor Industries, Inc.	16,952

		493,781

	Beverages — 0.64%
9,093	Anheuser-Busch Cos., Inc.	589,954
551	Brown-Forman Corp., Class - B	39,567
8,856	Coca Cola Enterprises, Inc.	148,515
5,210	Constellation Brands, Inc., Class - A(a)	111,807
7,040	Dr. Pepper Snapple Group, Inc.(a)	186,419
3,272	Molson Coors Brewing Co., Class - B	152,966
1,759	PepsiAmericas, Inc.	36,447
2,627	PepsiCo, Inc.	187,226
19,433	The Coca Cola Co.	1,027,617
3,861	The Pepsi Bottling Group, Inc.	112,625

		2,593,143

	Biotechnology — 0.47%
30,784	Amgen, Inc.(a)	1,824,568
782	ImClone Systems, Inc.(a)	48,828

		1,873,396

	Building Products — 0.07%
455	Armstrong World Industries, Inc.	13,150
10,092	Masco Corp.	181,050
2,185	Owens Corning(a)	52,243
811	USG Corp.(a)	20,762

		267,205

	Capital Markets — 0.98%
5,246	Allied Capital Corp.	56,657
6,165	Ameriprise Financial, Inc.	235,503
178	BlackRock, Inc., Class - A	34,621
9,682	E*TRADE Group, Inc.(a)	27,110
2,044	Franklin Resources, Inc.	180,138
10,002	Goldman Sachs Group, Inc.	1,280,256
138	Janus Capital Group, Inc.	3,351
3,634	Jefferies Group, Inc.	81,401
3,893	Legg Mason, Inc.	148,167
43,368	Merrill Lynch & Co., Inc.	1,097,210
29,620	Morgan Stanley	681,260
605	Northern Trust Corp.	43,681
2,705	Raymond James Financial, Inc.	89,211

		3,958,566

	Chemicals — 0.72%
1,874	Ashland, Inc.	54,796
1,879	Cabot Corp.	59,715
383	Celanese Corp., Series - A	10,689
5,527	Chemtura Corp.	25,203
1,334	Cytec Industries, Inc.	51,906
25,539	E.I. du Pont de Nemours & Co.	1,029,222
2,104	Eastman Chemical Co.	115,194
1,298	FMC Corp.	66,704
4,285	Huntsman Corp.	53,991
255	Intrepid Potash, Inc.(a)	7,579
1,959	Lubrizol Corp.	84,511
4,086	PPG Industries, Inc.	238,295
542	Rohm & Haas Co.	37,940
3,911	RPM International, Inc.	75,639
1,769	Sigma-Aldrich Corp.	92,731
26,451	The Dow Chemical Co.	840,613
98	The Scotts Miracle-Gro Co.	2,317
2,597	The Valspar Corp.	57,887

		2,904,932

	Commercial Banks — 2.35%
3,570	Associated Banc-Corp	71,221

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Commercial Banks (continued)
1,386	Bank of Hawaii Corp.	$74,082
15,550	BB&T Corp.	587,790
559	BOK Financial Corp.	27,061
1,229	City National Corp.	66,735
4,212	Comerica, Inc.	138,111
1,687	Commerce Bancshares, Inc.	78,277
1,714	Cullen/Frost Bankers, Inc.	102,840
13,892	Fifth Third Bancorp	165,315
196	First Citizens BancShares, Inc., Class - A	35,084
5,732	First Horizon National Corp.	54,450
5,012	Fulton Financial Corp.	54,681
10,345	Huntington Bancshares, Inc.	82,656
13,752	KeyCorp	164,199
1,828	M & T Bank Corp.	163,149
21,517	National City Corp.	37,655
9,635	Peoples United Financial, Inc.	185,474
9,836	PNC Financial Services Group, Inc.	734,749
8,045	Popular, Inc.	66,693
19,880	Regions Financial Corp.	190,848
10,098	SunTrust Banks, Inc.	454,309
8,405	Synovus Financial Corp.	86,992
3,591	TCF Financial Corp.	64,638
49,244	U.S. Bancorp	1,773,769
4,060	Valley National Bancorp	85,098
61,347	Wachovia Corp.	214,714
93,430	Wells Fargo & Co.	3,506,428
1,969	Whitney Holding Corp.	47,748
1,994	Wilmington Trust Corp.	57,487
2,978	Zions Bancorp	115,249

		9,487,502

	Commercial Services & Supplies — 0.40%
223	AECOM Technology Corp.(a)	5,450
10,654	Allied Waste Industries, Inc.(a)	118,366
3,019	Avery Dennison Corp.	134,285
3,697	Cintas Corp.	106,141
3,602	Convergys Corp.(a)	53,238
223	Corrections Corp. of America(a)	5,542
7,918	Hertz Global Holdings, Inc.(a)	59,939
4,061	Hlth Corp.(a)	46,417
942	KBR, Inc.	14,384
2,186	Lender Processing Services, Inc.	66,717
2,076	Manpower, Inc.	89,600
414	Pitney Bowes, Inc.	13,770
1,038	Quanta Services, Inc.(a)	28,036
5,945	R.R. Donnelley & Sons Co.	145,831
171	Republic Services, Inc., Class - A	5,127
4,393	SAIC, Inc.(a)	88,870
1,273	Steelcase, Inc., Class - A	13,685
587	Ticketmaster(a)	6,298
6,441	Tyco International Ltd.	225,564
2,085	URS Corp.(a)	76,457
10,054	Waste Management, Inc.	316,600
200	Weight Watchers International, Inc.	7,320

		1,627,637

	Communications Equipment — 0.14%
3,015	ADC Telecommunications, Inc.(a)	25,477
1,042	EchoStar Corp., Class - A(a)	25,112
2,868	JDS Uniphase Corp.(a)	24,263
64,267	Motorola, Inc.	458,867
11,751	Tellabs, Inc.(a)	47,709

		581,428

	Computers & Peripherals — 0.20%
9,342	Brocade Communications Systems, Inc.(a)	54,370
191	Diebold, Inc.	6,324
17,326	EMC Corp.(a)	207,219
2,468	Lexmark International, Inc.(a)	80,383
390	NCR Corp.(a)	8,600
3,461	QLogic Corp.(a)	53,161
5,108	SanDisk Corp.(a)	99,861
7,208	Seagate Technology	87,361
21,822	Sun Microsystems, Inc.(a)	165,847
2,406	Teradata Corp.(a)	46,917

		810,043

	Construction Materials — 0.06%
64	Martin Marietta Materials, Inc.	7,167
3,083	Vulcan Materials Co.	229,683

		236,850

	Consumer Finance — 0.15%
2,849	AmeriCredit Corp.(a)	28,860
10,733	Capital One Financial Corp.	547,383
1,393	SLM Corp.(a)	17,190

		593,433

	Containers & Packaging — 0.19%
1,589	AptarGroup, Inc.	62,146
2,408	Ball Corp.	95,092
2,946	Bemis Co., Inc.	76,950
3,351	Owens - Illinois, Inc.(a)	98,519
2,336	Packaging Corp. of America	54,148
3,742	Pactiv Corp.(a)	92,914
4,589	Sealed Air Corp.	100,912
6,206	Smurfit-Stone Container Corp.(a)	29,168
2,981	Sonoco Products Co.	88,476
3,102	Temple - Inland, Inc.	47,337

		745,662

	Distributors — 0.05%
4,597	Genuine Parts Co.	184,845
	Diversified Consumer Services — 0.03%
2,644	Career Education Corp.(a)	43,230
300	Nalco Holding Co.	5,562
6,876	Service Corp. International	57,483

		106,275

	Diversified Financial Services — 3.78%
5,678	American Capital Ltd.	144,846
4,476	American Express Co.	158,585
2,349	BancorpSouth, Inc.	66,077
128,889	Bank of America Corp.	4,511,115
8,035	CIT Group, Inc.	55,924
153,931	Citigroup, Inc.	3,157,125
554	CME Group, Inc.	205,817
13,277	Discover Financial Services	183,488
1,585	Equifax, Inc.	54,603
9,752	Invesco Ltd.	204,597
97,611	J.P. Morgan Chase & Co.	4,558,434
4,971	Leucadia National Corp.	225,882
7,182	Marshall & Ilsley Corp.	144,717
1,283	MF Global Ltd.(a)	5,568
5,527	Moody’s Corp.	187,918
2,919	NYSE Euronext	114,366
2,764	TFS Financial Corp.	34,605
32,426	The Bank of New York Mellon Corp.	1,056,439

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Financial Services (continued)
1,817	The Nasdaq Stock Market, Inc.(a)	$55,546
132	The Student Loan Corp.	12,276
97	Tree.com, Inc.(a)	468
1,331	UnionBanCal Corp.	97,549

		15,235,945

	Diversified Telecommunication Services — 1.94%
3,187	Amdocs Ltd.(a)	87,260
168,190	AT&T, Inc.	4,695,865
3,011	CenturyTel, Inc.	110,353
2,044	Embarq Corp.	82,884
13	FairPoint Communications, Inc.	113
7,391	Frontier Communications Corp.	84,997
22,373	Qwest Communications International, Inc.	72,265
348	United States Cellular Corp.(a)	16,328
80,619	Verizon Communications, Inc.	2,587,064
5,910	Windstream Corp.	64,655

		7,801,784

	Electric Utilities — 1.34%
11,518	American Electric Power, Inc.	427,087
3,538	CenterPoint Energy, Inc.	51,549
16,427	Dominion Resources, Inc.	702,747
3,141	DPL, Inc.	77,897
35,968	Duke Energy Corp.	626,922
9,297	Edison International	370,950
1,553	Entergy Corp.	138,233
9,304	Exelon Corp.	582,616
11,563	FPL Group, Inc.	581,619
3,474	Great Plains Energy, Inc.	76,949
2,400	Hawaiian Electric Industries, Inc.	69,864
2,108	Integrys Energy Group, Inc.	105,274
4,380	Northeast Utilities	112,347
5,641	Pepco Holdings, Inc.	129,235
2,863	Pinnacle West Capital Corp.	98,516
7,526	Progress Energy, Inc.	324,596
9,700	Reliant Energy, Inc.(a)	71,295
5,014	Sierra Pacific Resources	48,034
21,824	The Southern Co.	822,547

		5,418,277

	Electrical Equipment — 0.03%
1,134	Cooper Industries Ltd., Class - A	45,303
837	Hubbell, Inc., Class - B	29,337
1,521	Thomas & Betts Corp.(a)	59,426

		134,066

	Electronic Equipment & Instruments — 0.19%
3,206	Arrow Electronics, Inc.(a)	84,061
2,465	Avnet, Inc.(a)	60,713
1,422	AVX Corp.	14,490
5,016	Ingram Micro, Inc., Class - A(a)	80,607
2,564	Jabil Circuit, Inc.	24,461
2,532	Molex, Inc.	56,843
1,241	Tech Data Corp.(a)	37,044
13,657	Tyco Electronics Ltd.	377,753
4,468	Vishay Intertechnology, Inc.(a)	29,578

		765,550

	Energy Equipment & Services — 0.14%
228	ENSCO International, Inc.	13,140
2,887	Helmerich & Payne, Inc.	124,690
6,684	Nabors Industries Ltd.(a)	166,565
1,753	Patterson-UTI Energy, Inc.	35,095
1,256	Pride International, Inc.(a)	37,190
2,064	Rowan Cos., Inc.	63,055
519	SEACOR Holdings, Inc.(a)	40,975
1,451	Tidewater, Inc.	80,327
260	Unit Corp.(a)	12,953

		573,990

	Food & Drugs Retailing — 0.57%
1,747	BJ’s Wholesale Club, Inc.(a)	67,888
18,722	CVS Caremark Corp.	630,182
10,239	Kroger Co.	281,368
1,414	Ralcorp Holdings, Inc.(a)	95,318
13,865	Rite Aid Corp.(a)	11,231
12,603	Safeway, Inc.	298,943
5,921	SUPERVALU, Inc.	128,486
12,286	Wal-Mart Stores, Inc.	735,808
1,981	Walgreen Co.	61,332

		2,310,556

	Food Products — 1.03%
18,363	Archer-Daniels-Midland Co.	402,333
3,542	Bunge Ltd.	223,784
3,077	Campbell Soup Co.	118,772
12,553	ConAgra Foods, Inc.	244,281
2,176	Corn Products International, Inc.	70,241
635	Dean Foods Co.(a)	14,834
5,976	Del Monte Foods Co.	46,613
8,769	General Mills, Inc.	602,606
3,905	H.J. Heinz Co.	194,898
2,147	Hormel Foods Corp.	77,893
2,951	Kellogg Co.	165,551
39,537	Kraft Foods, Inc.	1,294,837
2,100	McCormick & Co., Inc.	80,745
19,594	Sara Lee Corp.	247,472
3,066	Smithfield Foods, Inc.(a)	48,688
2,281	The Hershey Co.	90,191
1,662	The J.M. Smucker Co.	84,247
7,081	Tyson Foods, Inc., Class - A	84,547
942	William Wrigley Jr. Co.	74,795

		4,167,328

	Gas Utilities — 0.15%
2,281	AGL Resources, Inc.	71,578
1,789	Energen Corp.	81,006
2,304	National Fuel Gas Co.	97,182
2,987	ONEOK, Inc.	102,753
3,030	Questar Corp.	123,987
2,949	Southern Union Co.	60,897
3,251	UGI Corp.	83,811

		621,214

	Health Care Equipment & Supplies — 0.46%
342	Beckman Coulter, Inc.	24,279
39,912	Boston Scientific Corp.(a)	489,720
2,532	Cardinal Health, Inc.	124,777
14,231	Covidien Ltd.	765,059
1,566	Hill-Rom Holdings, Inc.	47,465
3,378	Hologic, Inc.(a)	65,297
3,829	Hospira, Inc.(a)	146,268
1,398	The Cooper Cos., Inc.	48,594
2,108	Zimmer Holdings, Inc.(a)	136,092

		1,847,551

	Health Care Providers & Services — 0.63%
4,856	Aetna, Inc.	175,350
3,930	AmerisourceBergen Corp.	147,964
938	Brookdale Senior Living, Inc.	20,627

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
6,716	CIGNA Corp.	$228,210
2,149	Community Health Systems, Inc.(a)	62,987
3,406	Coventry Health Care, Inc.(a)	110,865
487	DaVita, Inc.(a)	27,764
1,893	Health Management Associates, Inc., Class - A(a)	7,875
3,095	Health Net, Inc.(a)	73,042
128	Henry Schein, Inc.(a)	6,892
2,049	Humana, Inc.(a)	84,419
1,589	LifePoint Hospitals, Inc.(a)	51,070
200	Lincare Holdings, Inc.(a)	6,018
2,153	McKesson Corp.	115,853
2,947	Omnicare, Inc.	84,785
128	Pediatrix Medical Group, Inc.(a)	6,902
711	Quest Diagnostics, Inc.	36,737
5,204	Tenet Healthcare Corp.(a)	28,882
22,117	UnitedHealth Group, Inc.	561,551
1,430	Universal Health Services, Inc., Class - B	80,123
13,515	WellPoint, Inc.(a)	632,097

		2,550,013

	Health Care Technology — 0.03%
4,002	IMS Health, Inc.	75,678
1,042	Inverness Medical Innovations, Inc.(a)	31,260

		106,938

	Hotels, Restaurants & Leisure — 0.20%
1,042	Boyd Gaming Corp.	9,753
9,971	Carnival Corp.	352,475
619	Choice Hotels International, Inc.	16,775
806	International Speedway Corp., Class - A	31,361
587	Interval Leisure Group, Inc.(a)	6,105
2,914	McDonald’s Corp.	179,794
203	MGM MIRAGE(a)	5,786
200	Orient-Express Hotels Ltd., Class - A	4,826
1,174	Penske Automotive Group, Inc.	13,466
3,938	Royal Caribbean Cruises Ltd.	81,713
5,348	Wyndham Worldwide Corp.	84,017

		786,071

	Household Durables — 0.40%
1,757	Black & Decker Corp.	106,738
3,634	Centex Corp.	58,871
8,905	D.R. Horton, Inc.	115,943
4,416	Fortune Brands, Inc.	253,302
260	Harman International Industries, Inc.	8,858
2,025	Jarden Corp.(a)	47,486
2,253	KB HOME	44,339
4,716	Leggett & Platt, Inc.	102,762
3,930	Lennar Corp.	59,697
869	M.D.C Holdings, Inc.	31,797
1,585	Mohawk Industries, Inc.(a)	106,813
7,764	Newell Rubbermaid, Inc.	134,007
71	NVR, Inc.(a)	40,612
4,657	Pulte Homes, Inc.	65,058
1,700	Snap-On, Inc.	89,522
2,172	The Stanley Works	90,659
3,697	Toll Brothers, Inc.(a)	93,275
2,105	Whirlpool Corp.	166,905

		1,616,644

	Household Products — 1.09%
7,052	Kimberly-Clark Corp.	457,252
54,298	Procter & Gamble Co.	3,784,027
2,623	The Clorox Co.	164,436

		4,405,715

	Independent Power Producers & Energy Traders — 0.04%
334	Constellation Energy Group, Inc.	8,116
1,777	Mirant Corp.(a)	32,501
4,121	NRG Energy, Inc.(a)	101,995

		142,612

	Industrial Conglomerates — 1.85%
1,589	Carlisle Cos., Inc.	47,622
2,108	Danaher Corp.	146,295
282,199	General Electric Co.	7,196,075
1,222	Teleflex, Inc.	77,585

		7,467,577

	Insurance — 2.17%
187	Alleghany Corp.(a)	68,255
1,462	Allied World Assurance Holdings Ltd.	51,930
2,258	American Financial Group, Inc.	66,611
64,220	American International Group, Inc.	213,853
423	American National Insurance Co.	36,518
7,936	Aon Corp.	356,803
1,266	Arch Capital Group Ltd.(a)	92,456
2,456	Arthur J. Gallagher & Co.	63,021
3,310	Assurant, Inc.	182,050
3,178	AXIS Capital Holdings Ltd.	100,774
2,595	Brown & Brown, Inc.	56,104
4,071	Cincinnati Financial Corp.	115,779
819	CNA Financial Corp.	21,491
4,418	Conseco, Inc.(a)	15,551
1,534	Endurance Specialty Holdings Ltd.	47,431
715	Erie Indemnity Co., Class - A	30,223
1,753	Everest Re Group Ltd.	151,687
6,130	Fidelity National Financial, Inc., Class - A	90,111
12,144	Genworth Financial, Inc., Class - A	104,560
1,498	Hanover Insurance Group, Inc.	68,189
3,321	HCC Insurance Holdings, Inc.	89,667
7,385	Lincoln National Corp.	316,152
8,915	Loews Corp.	352,053
267	Markel Corp.(a)	93,851
14,554	Marsh & McLennan Cos., Inc.	462,235
6,324	MBIA, Inc.	75,256
647	Mercury General Corp.	35,423
12,382	MetLife, Inc.	693,392
1,234	Nationwide Financial Services, Inc.	60,873
6,564	Old Republic International Corp.	83,691
555	OneBeacon Insurance Group Ltd.	11,738
1,562	PartnerRe Ltd.	104,357
1,111	Philadelphia Consolidated Holding Corp.(a)	65,071
7,406	Principal Financial Group, Inc.	322,087
1,995	Protective Life Corp.	56,877
1,815	Reinsurance Group of America, Inc., Class - A	98,010
1	Reinsurance Group of America, Inc., Class - B(a)	47
1,721	RenaissanceRe Holdings Ltd.	89,492
1,362	StanCorp Financial Group, Inc.	67,664
15,681	The Allstate Corp.	723,208
10,375	The Chubb Corp.	569,588
2,727	The First American Corp.	80,447
9,003	The Hartford Financial Services Group, Inc.	369,033
19,462	The Progressive Corp.	338,639
17,182	The Travelers Cos., Inc.	776,626
2,554	Torchmark Corp.	152,729

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
597	Transatlantic Holdings, Inc.	$32,447
992	Unitrin, Inc.	24,741
9,589	Unum Corp.	240,684
3,879	W.R. Berkley Corp.	91,350
15	Wesco Financial Corp.	5,355
309	White Mountains Insurance Group Ltd.	145,153
9,236	XL Capital Ltd., Class - A	165,694

		8,727,027

	Internet & Catalog Retail — 0.08%
5,892	Expedia, Inc.(a)	89,028
1,969	IAC/InterActiveCorp.(a)	34,064
16,487	Liberty Media Corp. - Interactive, Class A(a)	212,847

		335,939

	IT Services — 0.10%
1,817	Affiliated Computer Services, Inc., Class - A(a)	91,995
4,204	Computer Sciences Corp.(a)	168,706
228	DST Systems, Inc.(a)	12,766
4,472	Fidelity National Information Services, Inc.	82,553
455	The Dun & Bradstreet Corp.	42,934
3,413	Unisys Corp.(a)	9,386

		408,340

	Leisure Equipment & Products — 0.10%
8,087	Eastman Kodak Co.	124,378
2,136	Hasbro, Inc.	74,162
10,090	Mattel, Inc.	182,024

		380,564

	Life Sciences Tools & Services — 0.15%
1,106	Charles River Laboratories International, Inc.(a)	61,416
1,757	Invitrogen Corp.(a)	66,415
1,957	PerkinElmer, Inc.	48,866
7,859	Thermo Electron Corp.(a)	432,245

		608,942

	Machinery — 0.40%
651	AGCO Corp.(a)	27,739
1,493	Crane Co.	44,357
619	Dover Corp.	25,101
2,517	Eaton Corp.	141,405
942	Flowserve Corp.	83,621
1,530	Gardner Denver, Inc.(a)	53,122
191	IDEX Corp.	5,925
12,698	Illinois Tool Works, Inc.	564,426
7,203	Ingersoll-Rand Co., Ltd., Class - A	224,518
1,271	ITT Corp.	70,680
1,585	Kennametal, Inc.	42,985
323	Lincoln Electric Holdings, Inc.	20,772
255	Oshkosh Corp.	3,356
2,767	Pentair, Inc.	95,655
2,823	Terex Corp.(a)	86,158
2,224	The Timken Co.	63,050
2,476	Trinity Industries, Inc.	63,708

		1,616,578

	Marine — 0.01%
1,206	Alexander & Baldwin, Inc.	53,100

	Media — 1.42%
755	Ascent Media Corp., Class - A(a)	18,430
6,215	Cablevision Systems Corp., Class - A	156,369
16,381	CBS Corp., Class - B	238,835
56,274	Comcast Corp., Class - A	1,104,659
3,557	Discovery Communications, Inc., Class - A(a)	50,680
3,557	Discovery Communications, Inc., Class - C(a)	50,360
6,453	Gannett Co., Inc.	109,120
751	Hearst - Argyle Television, Inc.	16,770
1,451	Interpublic Group of Cos., Inc.(a)	11,245
4,844	Liberty Global, Inc., Class - A(a)	146,773
2,999	Liberty Media Corp. - Capital, Series A(a)	40,127
1,042	Meredith Corp.	29,228
39,630	News Corp., Class - A	475,164
615	Omnicom Group, Inc.	23,714
2,017	Regal Entertainment Group, Class - A	31,828
2,500	Scripps Networks Interactive, Inc., Class - A	90,775
383	The E.W. Scripps Co., Class - A	2,708
4,491	The McGraw-Hill Cos., Inc.	141,960
4,178	The New York Times Co., Class - A	59,704
47,700	The Walt Disney Co.	1,463,913
212	The Washington Post Co., Class - B	118,033
2,244	Time Warner Cable, Inc., Class - A(a)	54,305
90,147	Time Warner, Inc.	1,181,827
979	Viacom, Inc., Class - B(a)	24,318
8,901	Virgin Media, Inc.	70,318
766	Warner Music Group Corp.	5,822

		5,716,985

	Metals & Mining — 0.32%
5,107	Alcoa, Inc.	115,316
1,098	Carpenter Technology Corp.	28,164
355	Century Aluminum Co.(a)	9,830
3,278	Commercial Metals Co.	55,365
10,940	Freeport-McMoRan Copper & Gold, Inc., Class - B	621,939
6,914	Nucor Corp.	273,103
1,785	Reliance Steel & Aluminum Co.	67,776
419	Schnitzer Steel Industries, Inc., Class - A	16,442
3,906	Steel Dynamics, Inc.	66,754
1,813	Titanium Metals Corp.	20,559
123	United States Steel Corp.	9,546

		1,284,794

	Multi-Utilities — 0.86%
3,105	Alliant Energy Corp.	100,012
5,847	Ameren Corp.	228,208
6,442	CMS Energy Corp.	80,332
7,823	Consolidated Edison, Inc.	336,076
4,566	DTE Energy Co.	182,412
8,721	FirstEnergy Corp.	584,220
5,124	MDU Resources Group, Inc.	148,596
7,694	NiSource, Inc.	113,563
3,063	NSTAR	102,611
2,638	OGE Energy Corp.	81,461
10,222	PG&E Corp.	382,814
3,637	Puget Energy, Inc.	97,108
3,310	SCANA Corp.	128,858
7,117	Sempra Energy	359,195
5,938	TECO Energy, Inc.	93,405
2,297	Vectren Corp.	63,971
3,313	Wisconsin Energy Corp.	148,754
12,312	Xcel Energy, Inc.	246,117

		3,477,713

	Multiline Retail — 0.23%
1,484	Bed Bath & Beyond, Inc.(a)	46,612
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multiline Retail (continued)
3,710	Family Dollar Stores, Inc.	$87,927
6,165	J.C. Penney Co., Inc.	205,541
2,049	Kohl’s Corp.(a)	94,418
11,726	Macy’s, Inc.	210,833
3,533	Saks, Inc.(a)	32,680
1,617	Sears Holding Corp.(a)	151,190
1,693	Target Corp.	83,042

		912,243

	Office Electronics — 0.07%
25,701	Xerox Corp.	296,333

	Oil, Gas & Consumable Fuels — 6.18%
13,281	Anadarko Petroleum Corp.	644,261
9,413	Apache Corp.	981,588
2,604	Atmos Energy Corp.	69,318
8,178	BJ Services Co.	156,445
1,730	Cabot Oil & Gas Corp.	62,522
9,937	Chesapeake Energy Corp.	356,341
58,484	Chevron Corp.	4,823,760
2,304	Cimarex Energy Co.	112,689
43,657	ConocoPhillips	3,197,875
12,688	Devon Energy Corp.	1,157,146
14,355	Dynegy, Inc., Class - A(a)	51,391
15,354	El Paso Corp.	195,917
1,202	Encore Acquisition Co.(a)	50,220
1,753	EOG Resources, Inc.	156,823
1,717	Exterran Holdings, Inc.(a)	54,875
121,871	Exxon Mobil Corp.	9,464,502
2,532	Forest Oil Corp.(a)	125,587
1,447	Global Industries Ltd.(a)	10,042
2,208	Helix Energy Solutions Group, Inc.(a)	53,610
2,604	Hercules Offshore, Inc.(a)	39,477
3,251	Key Energy Services, Inc.(a)	37,712
20,108	Marathon Oil Corp.	801,706
815	Mariner Energy, Inc.(a)	16,708
3,727	Newfield Exploration Co.(a)	119,227
4,631	Noble Energy, Inc.	257,437
487	Oil States International, Inc.(a)	17,215
683	Overseas Shipholding Group, Inc.	39,826
191	Petrohawk Energy Corp.(a)	4,131
3,338	Pioneer Natural Resources Co.	174,511
194	Plains Exploration & Production Co.(a)	6,821
18,071	Spectra Energy Corp.	430,090
874	St. Mary Land & Exploration Co.	31,158
1,462	Sunoco, Inc.	52,018
2,904	Tesoro Corp.	47,887
15,108	Valero Energy Corp.	457,772
14,058	XTO Energy, Inc.	653,978

		24,912,586

	Paper & Forest Products — 0.21%
12,889	Domtar Corp.(a)	59,289
12,270	International Paper Co.	321,229
4,897	MeadWestvaco Corp.	114,149
6,076	Weyerhaeuser Co.	368,084

		862,751

	Personal Products — 0.02%
2,246	Alberto - Culver Co.	61,181
747	NBTY, Inc.(a)	22,051

		83,232

	Pharmaceuticals — 3.01%
2,108	Barr Pharmaceuticals, Inc.(a)	137,652
4,867	Bristol-Myers Squibb Co.	101,477
25,688	Eli Lilly & Co.	1,131,043
223	Endo Pharmaceuticals Holdings, Inc.(a)	4,460
7,722	Forest Laboratories, Inc.(a)	218,378
58,736	Johnson & Johnson, Inc.	4,069,230
6,461	King Pharmaceuticals, Inc.(a)	61,896
43,428	Merck & Co., Inc.	1,370,588
7,461	Mylan Laboratories, Inc.(a)	85,205
191,251	Pfizer, Inc.	3,526,668
1,562	Watson Pharmaceuticals, Inc.(a)	44,517
37,768	Wyeth	1,395,150

		12,146,264

	Real Estate Investment Trusts — 1.28%
911	Alexandria Real Estate Equities, Inc.	102,488
2,791	AMB Property Corp.	126,432
14,956	Annaly Capital Management, Inc.	201,158
1,910	Apartment Investment & Management Co., Class - A	66,888
2,208	AvalonBay Communities, Inc.	217,311
3,334	Boston Properties, Inc.	312,262
2,144	Brandywine Realty Trust	34,368
1,348	BRE Properties, Class - A	66,052
583	Camden Property Trust	26,736
5,104	CapitalSource, Inc.	62,779
1,625	CBL & Associates Properties, Inc.	32,630
3,388	Developers Diversified Realty Corp.	107,366
651	Digital Realty Trust, Inc.	30,760
3,583	Douglas Emmett, Inc.	82,660
4,153	Duke Realty Corp.	102,081
7,786	Equity Residential	345,776
570	Essex Property Trust, Inc.	67,448
1,138	Federal Realty Investment Trust	97,413
2,850	General Growth Properties, Inc.	43,035
6,205	HCP, Inc.	249,007
2,372	Health Care REIT, Inc.	126,262
2,752	Hospitality Properties Trust	56,471
14,526	Host Hotels & Resorts, Inc.	193,051
6,652	HRPT Properties Trust	45,832
2,420	iStar Financial, Inc.	6,292
915	Kilroy Realty Corp.	43,728
5,964	Kimco Realty Corp.	220,310
2,672	Liberty Property Trust	100,601
1,935	Mack-Cali Realty Corp.	65,538
2,572	Nationwide Health Properties, Inc.	92,541
3,195	Plum Creek Timber Co., Inc.	159,303
7,516	ProLogis	310,185
3,543	Public Storage, Inc.	350,792
1,973	Rayonier, Inc.	93,422
2,013	Regency Centers Corp.	134,247
1,688	SL Green Realty Corp.	109,382
3,810	UDR, Inc.	99,632
3,051	Ventas, Inc.	150,780
3,797	Vornado Realty Trust	345,337
2,208	Weingarten Realty Investors	78,759

		5,157,115

	Real Estate Management & Development — 0.03%
3,578	CB Richard Ellis Group, Inc., Class - A(a)	47,838
974	Jones Lang LaSalle, Inc.	42,349

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Management & Development (continued)
423	The St. Joe Co.(a)	$16,535

		106,722

	Road & Rail — 0.16%
2,154	Avis Budget Group, Inc.(a)	12,364
970	Con-Way, Inc.	42,787
460	Kansas City Southern Industries, Inc.(a)	20,406
7,593	Norfolk Southern Corp.	502,732
1,002	Ryder System, Inc.	62,124

		640,413

	Semiconductors & Semiconductor Equipment — 0.21%
15,964	Advanced Micro Devices, Inc.(a)	83,811
3,431	Atmel Corp.(a)	11,631
1,402	Cree, Inc.(a)	31,937
3,055	Fairchild Semiconductor International, Inc.(a)	27,159
2,662	Integrated Device Technology, Inc.(a)	20,710
22,246	Intel Corp.	416,668
1,357	International Rectifier Corp.(a)	25,810
2,408	Intersil Corp., Class - A	39,925
191	KLA-Tencor Corp.	6,045
191	Lam Research Corp.(a)	6,015
3,908	LSI Logic Corp.(a)	20,947
19,819	Micron Technology, Inc.(a)	80,267
2,176	Novellus Systems(a)	42,737
1,921	Teradyne, Inc.(a)	15,003

		828,665

	Software — 0.20%
5,849	CA, Inc.	116,746
7,520	Cadence Design Systems, Inc.(a)	50,835
2,590	Compuware Corp.(a)	25,097
455	McAfee, Inc.(a)	15,452
5,312	Novell, Inc.(a)	27,304
23,990	Symantec Corp.(a)	469,724
4,257	Synopsys, Inc.(a)	84,927

		790,085

	Specialty Retail — 0.71%
1,674	American Eagle Outfitters, Inc.	25,529
1,034	AnnTaylor Stores Corp.(a)	21,342
3,505	AutoNation, Inc.(a)	39,396
1,027	Barnes & Noble, Inc.	26,784
4,053	Foot Locker, Inc.	65,496
47,891	Home Depot, Inc.	1,239,898
587	HSN, Inc.(a)	6,463
2,887	Limited Brands, Inc.	50,003
39,436	Lowe’s Cos., Inc.	934,239
2,232	O’Reilly Automotive, Inc.(a)	59,751
8,540	Office Depot, Inc.(a)	49,703
2,154	OfficeMax, Inc.	19,149
3,461	RadioShack Corp.	59,806
2,250	Signet Jewelers Ltd.	52,605
2,759	Staples, Inc.	62,077
6,948	The Gap, Inc.	123,535
1,949	Williams-Sonoma, Inc.	31,535

		2,867,311

	Textiles, Apparel & Luxury Goods — 0.07%
2,713	Jones Apparel Group, Inc.	50,218
2,761	Liz Claiborne, Inc.	45,363
160	Phillips-Van Heusen Corp.	6,066

Shares or Principal Amount
2,466	V.F. Corp.	190,646

		292,293

	Thrifts & Mortgage Finance — 0.15%
2,416	Astoria Financial Corp.	50,084
423	Capitol Federal Financial	18,752
31,828	Fannie Mae	48,697
586	Freddie Mac	1,002
9,405	Hudson City Bancorp, Inc.	173,522
3,880	MGIC Investment Corp.	27,276
9,546	New York Community Bancorp	160,277
12,575	Sovereign Bancorp, Inc.	49,671
2,532	Washington Federal, Inc.	46,716
47,450	Washington Mutual, Inc.	3,891
1,293	Webster Financial Corp.	32,648

		612,536

	Tobacco — 0.24%
15,150	Altria Group, Inc.	300,576
2,321	Lorillard, Inc.	165,139
4,904	Reynolds American, Inc.	238,432
4,103	UST, Inc.	273,014

		977,161

	Trading Companies & Distributors — 0.02%
1,134	GATX Corp.	44,873
1,613	United Rentals, Inc.(a)	24,582
191	WESCO International, Inc.(a)	6,146

		75,601

	Water Utilities — 0.03%
1,593	American Water Works Co., Inc.	34,249
3,843	Aqua America, Inc.	68,329

		102,578

	Wireless Telecommunication Services — 0.19%
223	Clearwire Corp., Class - A(a)	2,649
6,197	Crown Castle International Corp.(a)	179,527
1,362	Leap Wireless International, Inc.(a)	51,892
79,105	Sprint Nextel Corp.	482,541
1,734	Telephone & Data Systems, Inc.	61,991

		778,600

	Total SSgA Funds Management, Inc.	161,931,524

	Total Common Stocks	393,653,903

	Time Deposits — 0.99%
	Institutional Capital LLC — 0.75%
$3,035,246	Liquidity Management Control System Time Deposit	3,035,246

	JS Asset Management LLC — 0.24%
$951,664	Liquidity Management Control System Time Deposit	951,664

	Total Time Deposits	3,986,910

	Money Market Mutual Funds — 1.79%
	SSgA Funds Management, Inc. — 1.79%
7,206,416	Alliance Money Market Fund Prime Portfolio, 2.20% (c)	7,206,416

	Total Money Market Mutual Funds	7,206,416

	Preferred Stocks — 0.03%
	JS Asset Management LLC — 0.03%
	Automobiles — 0.03%
11,742	General Motors Corp.	104,387

	Investment Banking/Brokerage — 0.00%
2,300	Washington Mutual Capital Trust I	1,725

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount	Security Description	Value
	Preferred Stocks (continued)
	JS Asset Management LLC (continued)
	Total Preferred Stocks	$106,112

	Treasury Bill — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$163,000	U.S. Treasury Bill, 1.59%(b)(d)	162,786

	Total Treasury Bills	162,786

	Total Investments (cost $431,128,254) — 100.51%	405,116,127
	Liabilities in excess of other assets — (0.51)%	(2,048,117)

	Net Assets — 100.00%	$403,068,010

(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR — American Depositary Receipt

MGIC — Mortgage Guarantee Insurance Corporation

REIT — Real Estate Investment Trust

Futures

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/Loss
6	S&P 500 E-mini Future	$350,220	Dec-08	$(10,832)
9	S&P 400 E-mini Future	657,270	Dec-08	(35,290)
8	Russell 1000 Value Future	2,529,000	Dec-08	(243,043)

				$(289,165)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 99.11%
	Jennison Associates LLC— 34.60%
	Aerospace & Defense — 1.66%
46,878	Lockheed Martin Corp.	$5,141,110
117,212	Raytheon Co.	6,272,014
117,838	United Technologies Corp.	7,077,351

		18,490,475

	Beverages — 1.21%
129,980	PepsiCo, Inc.	9,263,675
79,082	The Coca-Cola Co.	4,181,856

		13,445,531

	Biotechnology — 3.38%
129,288	Celgene Corp.(a)	8,181,344
127,356	Genentech, Inc.(a)	11,293,930
400,691	Gilead Sciences, Inc.(a)	18,263,496

		37,738,770

	Capital Markets — 1.91%
453,147	Charles Schwab Corp.	11,781,822
55,980	Goldman Sachs Group, Inc.	7,165,440
53,706	Lazard Ltd., Class - A	2,296,469

		21,243,731

	Chemicals — 1.19%
134,235	Monsanto Co.	13,286,580

	Communications Equipment — 2.67%
596,751	Cisco Systems, Inc.(a)	13,462,703
59,925	Nokia Oyj - ADR	1,117,601
242,101	Qualcomm, Inc.	10,403,080
69,746	Research In Motion Ltd.(a)	4,763,652

		29,747,036

	Computers & Peripherals — 1.84%
63,359	Apple, Inc.(a)	7,201,384
286,951	Hewlett Packard Co.	13,268,614

		20,469,998

	Diversified Financial Services — 0.28%
68,000	JPMorgan Chase & Co.	3,175,600

	Electrical Equipment — 0.39%
225,577	ABB Ltd. - ADR	4,376,194

	Energy Equipment & Services — 2.08%
21,810	First Solar, Inc.(a)	4,120,127
177,035	Halliburton Co.	5,734,164
171,198	Schlumberger Ltd.	13,368,852

		23,223,143

	Food & Staples Retailing — 2.56%
123,743	Costco Wholesale Corp.	8,034,633
244,412	CVS Caremark Corp.	8,226,908
205,238	Wal-Mart Stores, Inc.	12,291,704

		28,553,245

	Health Care Equipment & Supplies — 2.11%
70,949	Alcon, Inc.	11,458,973
183,970	Baxter International, Inc.	12,073,951

		23,532,924

	Health Care Providers & Services — 0.58%
143,059	Medco Health Solutions, Inc.(a)	6,437,655

	Hotels, Restaurants & Leisure — 0.25%
106,786	Marriott International, Inc., Class - A	2,786,047

	Household Products — 0.96%
142,462	Colgate-Palmolive Co.	10,734,512

	Industrial Conglomerates — 0.26%
112,020	McDermott International, Inc.(a)	2,862,111

	Internet & Catalog Retail — 1.02%
156,852	Amazon.com, Inc.(a)	11,412,551

	Internet Software & Services — 1.42%
39,728	Google, Inc., Class - A(a)	15,911,859

	IT Services — 1.11%
135,114	Visa, Inc., Class – A	8,294,648
123,155	Infosys Technologies Ltd. – ADR	4,102,293

		12,396,941

	Life Sciences Tools & Services — 0.75%
152,717	Thermo Fisher Scientific, Inc.(a)	8,399,435

	Media — 0.71%
256,172	The Walt Disney Co.	7,861,919

	Oil, Gas & Consumable Fuels — 0.94%
79,303	Occidental Petroleum Corp.	5,586,896
159,109	Southwestern Energy Co.(a)	4,859,189

		10,446,085

	Pharmaceuticals — 2.92%
204,823	Abbott Laboratories	11,793,708
212,955	Mylan, Inc.(a)	2,431,946
50,800	Shire PLC - ADR	2,425,700
214,142	Teva Pharmaceutical Industries Ltd. - ADR	9,805,562
166,335	Wyeth	6,144,415

		32,601,331

	Semiconductors & Semiconductor Equipment — 0.23%
237,273	NVIDIA Corp.(a)	2,541,194

	Software — 1.59%
239,366	Adobe Systems, Inc.(a)	9,447,776
308,490	Microsoft Corp.	8,233,598

		17,681,374

	Textiles, Apparel & Luxury Goods — 0.58%
96,507	NIKE, Inc., Class - B	6,456,318

	Total Jennison Associates LLC	385,812,559

	SSgA Funds Management, Inc.— 31.12%
	Aerospace & Defense — 1.03%
771	Alliant Techsystems, Inc.(a)	72,428
5,836	BE Aerospace, Inc.(a)	92,384
44,487	Boeing Co.	2,551,329
7,663	Goodrich Corp.	318,781
43,905	Honeywell International, Inc.	1,824,253
5,570	L-3 Communications Holdings, Inc.	547,642
19,445	Lockheed Martin Corp.	2,132,533
5,292	Northrop Grumman Corp.	320,378
8,389	Precision Castparts Corp.	660,885
9,386	Raytheon Co.	502,245
9,825	Rockwell Collins, Inc.	472,484
32,783	United Technologies Corp.	1,968,947

		11,464,289

	Air Freight & Logistics — 0.34%
10,430	C.H. Robinson Worldwide, Inc.	531,513
13,097	Expeditors International of Washington, Inc.	456,299
2,774	Frontline Ltd.	133,346
40,498	United Parcel Service, Inc., Class - B	2,546,919

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Air Freight & Logistics (continued)
5,187	UTI Worldwide, Inc.	$88,283

		3,756,360

	Airlines — 0.01%
7,365	AMR Corp.(a)	72,324
1,042	Copa Holdings SA, Class - A	33,865
8,069	Delta Air Lines, Inc.(a)	60,114

		166,303

	Auto Components — 0.08%
6,065	BorgWarner, Inc.	198,750
8,372	Gentex Corp.	119,720
9,256	Goodyear Tire & Rubber Co.(a)	141,709
5,369	Johnson Controls, Inc.	162,842
7,966	LKQ Corp.(a)	135,183
4,172	WABCO Holdings, Inc.	148,273

		906,477

	Automobiles — 0.04%
12,219	Harley-Davidson, Inc.	455,769
347	Thor Industries, Inc.	8,612

		464,381

	Beverages — 1.20%
23,266	Anheuser-Busch Cos., Inc.	1,509,498
3,549	Brown-Forman Corp., Class - B	254,854
2,279	Central European Distribution Corp.(a)	103,489
3,898	Hansen Natural Corp.(a)	117,915
88,600	PepsiCo, Inc.	6,314,522
97,183	The Coca-Cola Co.	5,139,037

		13,439,315

	Biotechnology — 0.88%
8,258	Amylin Pharmaceuticals, Inc.(a)	166,977
17,354	Biogen Idec, Inc.(a)	872,733
5,856	BioMarin Pharmaceutical, Inc.(a)	155,126
26,164	Celgene Corp.(a)	1,655,658
4,074	Cephalon, Inc.(a)	315,694
27,554	Genentech, Inc.(a)	2,443,489
15,724	Genzyme Corp.(a)	1,271,914
54,678	Gilead Sciences, Inc.(a)	2,492,223
1,971	ImClone Systems, Inc.(a)	122,990
8,188	Vertex Pharmaceuticals, Inc.(a)	272,169

		9,768,973

	Building Products — 0.01%
2,710	USG Corp.(a)	69,376

	Capital Markets — 0.51%
2,488	Affiliated Managers Group, Inc.(a)	206,131
703	BlackRock, Inc., Class - A	136,734
55,133	Charles Schwab Corp.	1,433,458
2,258	E*Trade Group, Inc.(a)	6,322
6,106	Eaton Vance Corp.	215,114
5,050	Federated Investors, Inc.	145,592
4,975	Franklin Resources, Inc.	438,447
2,520	Goldman Sachs Group, Inc.	322,560
2,505	Investment Technology Group, Inc.(a)	76,227
9,147	Janus Capital Group, Inc.	222,089
3,682	Lazard Ltd., Class - A	157,442
3,755	Morgan Stanley	86,365
11,948	Northern Trust Corp.	862,646
7,693	SEI Investments Co.	170,785
15,616	T. Rowe Price Group, Inc.	838,735
14,734	TD Ameritrade Holding Corp.(a)	238,691
5,123	Waddell & Reed Financial, Inc., Class - A	126,794

		5,684,132

	Chemicals — 0.80%
12,373	Air Products & Chemicals, Inc.	847,427
5,045	Airgas, Inc.	250,484
5,470	Albemarle Corp.	168,695
7,788	Celanese Corp., Class - A	217,363
3,299	CF Industries Holdings, Inc.	301,726
10,665	Ecolab, Inc.	517,466
1,584	FMC Corp.	81,402
4,836	International Flavors & Fragrance, Inc.	190,829
1,390	Intrepid Potash, Inc.(a)	41,311
32,578	Monsanto Co.	3,224,570
7,532	Nalco Holding Co.	139,643
1,020	PPG Industries, Inc.	59,486
18,503	Praxair, Inc.	1,327,405
6,829	Rohm & Haas Co.	478,030
4,133	Sigma-Aldrich Corp.	216,652
5,570	Terra Industries, Inc.	163,758
9,247	The Mosaic Co.	629,166
2,514	The Scotts Miracle-Gro Co., Class - A	59,431

		8,914,844

	Commercial Services & Supplies — 0.33%
3,994	Copart, Inc.(a)	151,772
6,373	Corrections Corp. of America(a)	158,369
3,905	Equifax, Inc.	134,527
2,982	FTI Consulting, Inc.(a)	215,420
4,238	Genpact Ltd.(a)	44,033
1,320	Hertz Global Holdings, Inc.(a)	9,992
5,887	Hewitt Associates, Inc., Class - A(a)	214,522
3,815	Hlth Corp.(a)	43,605
8,205	KBR, Inc.	125,290
1,626	Lender Processing Services, Inc.	49,625
417	Manpower, Inc.	17,998
6,754	Monster Worldwide, Inc.(a)	100,702
11,488	Pitney Bowes, Inc.	382,091
8,492	Republic Services, Inc., Class - A	254,590
8,331	Robert Half International, Inc.	206,192
2,223	SAIC, Inc.(a)	44,971
5,200	Stericycle, Inc.(a)	306,332
2,279	The Brink’s Co.	139,065
2,432	The Corporate Executive Board Co.	76,000
135	Ticketmaster(a)	1,449
9,714	Total Systems Services, Inc.	159,310
22	Tree.com, Inc.(a)	106
14,578	Tyco International Ltd.	510,522
973	URS Corp.(a)	35,680
8,285	Waste Management, Inc.	260,895

		3,643,058

	Communications Equipment — 1.34%
5,697	Ciena Corp.(a)	57,426
351,002	Cisco Systems, Inc.(a)	7,918,605
4,516	Commscope, Inc.(a)	156,434
93,026	Corning, Inc.	1,454,927
239	EchoStar Corp., Class - A(a)	5,760
4,753	F5 Networks, Inc.(a)	111,125
8,227	Harris Corp.	380,087
6,223	JDS Uniphase Corp.(a)	52,646
31,466	Juniper Networks, Inc.(a)	662,989
347	Leap Wireless International, Inc.(a)	13,221

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
96,067	Qualcomm, Inc.	$4,127,999

		14,941,219

	Computers & Peripherals — 2.39%
52,324	Apple Computer, Inc.(a)	5,947,146
107,423	Dell, Inc.(a)	1,770,331
3,682	Diebold, Inc.	121,911
85,003	EMC Corp.(a)	1,016,636
146,452	Hewlett Packard Co.	6,771,940
81,598	International Business Machines Corp.	9,543,702
10,877	Iron Mountain, Inc.(a)	265,508
9,078	NCR Corp.(a)	200,170
21,027	Network Appliance, Inc.(a)	383,322
3,196	SanDisk Corp.(a)	62,482
14,092	Seagate Technology	170,795
4,892	Teradata Corp.(a)	95,394
13,519	Western Digital Corp.(a)	288,225

		26,637,562

	Construction & Engineering — 0.16%
5,401	AECOM Technology Corp.(a)	132,001
10,576	Fluor Corp.	589,083
8,791	Foster Wheeler Ltd.(a)	317,443
7,446	Jacobs Engineering Group, Inc.(a)	404,392
8,027	Quanta Services, Inc.(a)	216,809
5,045	The Shaw Group, Inc.(a)	155,033

		1,814,761

	Construction Materials — 0.03%
1,957	Eagle Materials, Inc.	43,778
2,310	Martin Marietta Materials, Inc.	258,674

		302,452

	Consumer Finance — 0.03%
25,262	SLM Corp.(a)	311,733

	Containers & Packaging — 0.05%
903	AptarGroup, Inc.	35,316
1,042	Ball Corp.	41,148
9,695	Crown Holdings, Inc.(a)	215,326
1,832	Greif, Inc., Class - A	120,216
2,674	Owens- Illinois, Inc.(a)	78,616
1,737	Packaging Corp. of America	40,264

		530,886

	Diversified Consumer Services — 0.14%
7,815	Apollo Group, Inc., Class - A(a)	463,429
3,647	DeVry, Inc.	180,672
19,964	H & R Block, Inc.	450,188
3,486	Hillenbrand, Inc.	70,278
135	Interval Leisure Group, Inc.(a)	1,404
2,349	ITT Educational Services, Inc.(a)	190,058
842	Strayer Education, Inc.	168,619
1,725	Weight Watchers International, Inc.	63,135

		1,587,783

	Diversified Financial Services — 0.50%
49,978	American Express Co.	1,770,721
8,110	Broadridge Financial Solutions, Inc.	124,813
2,785	CME Group, Inc.	1,034,655
2,640	GLG Partners, Inc.	14,309
4,272	InterContinental Exchange, Inc.(a)	344,665
2,643	Invesco Ltd.	55,450
3,266	MF Global Ltd.(a)	14,174
1,181	Morningstar, Inc.(a)	65,510
9,703	NYSE Euronext	380,164
4,150	The Nasdaq Stock Market, Inc.(a)	126,866
26,452	Visa, Inc., Class - A	1,623,888

		5,555,215

	Diversified Telecommunication Services — 0.11%
4,495	Amdocs Ltd. (a)	135,394
4,419	Embarq Corp.	179,190
3,613	Frontier Communications Corp.	41,550
94,085	Level 3 Communications, Inc.(a)	254,029
14,687	MetroPCS Communications, Inc.(a)	205,471
4,933	NeuStar, Inc.(a)	98,117
44,272	Qwest Communications International, Inc.	142,999
347	United States Cellular Corp.(a)	16,281
12,755	Windstream Corp.	139,540

		1,212,572

	Electric Utilities — 0.28%
10,328	Allegheny Energy, Inc.	379,761
625	DPL, Inc.	15,500
8,088	Entergy Corp.	719,913
19,354	Exelon Corp.	1,211,947
22,327	PPL Corp.	826,545
2,501	Sierra Pacific Resources	23,960

		3,177,626

	Electrical Equipment — 0.35%
6,447	AMETEK, Inc.	262,844
8,058	Cooper Industries Ltd., Class - A	321,917
46,184	Emerson Electric Co.	1,883,845
2,727	First Solar, Inc.(a)	515,158
3,121	General Cable Corp.(a)	111,201
1,390	Hubbell, Inc., Class - B	48,720
4,354	IDEX Corp.	135,061
8,969	Rockwell Automation, Inc.	334,903
5,395	Roper Industries, Inc.	307,299

		3,920,948

	Electronic Equipment & Instruments — 0.26%
21,358	Agilent Technologies, Inc.(a)	633,478
10,776	Amphenol Corp., Class - A	432,549
625	Arrow Electronics, Inc.(a)	16,387
4,447	Avnet, Inc.(a)	109,530
2,782	Dolby Laboratories, Inc., Class - A(a)	97,899
8,105	FLIR Systems, Inc.(a)	311,394
7,741	Garmin Ltd.(a)	262,729
2,001	Itron, Inc.(a)	177,148
6,639	Jabil Circuit, Inc.	63,336
2,062	Mettler-Toledo International, Inc.(a)	202,076
2,815	Molex, Inc.	63,197
3,156	National Instruments Corp.	94,838
5,743	Rambus, Inc.(a)	73,798
2,418	SunPower Corp., Class - A(a)	171,509
7,099	Trimble Navigation Ltd.(a)	183,580

		2,893,448

	Energy Equipment & Services — 1.53%
18,193	Baker Hughes, Inc.	1,101,404
12,636	Cameron International Corp.(a)	486,991
4,164	Diamond Offshore Drilling, Inc.	429,142
5,067	Dresser-Rand Group, Inc.(a)	159,458
8,258	ENSCO International, Inc.	475,909
7,832	FMC Technologies, Inc.(a)	364,580
5,697	Global Industries Ltd.(a)	39,537
51,600	Halliburton Co.	1,671,324
2,918	Nabors Industries Ltd.(a)	72,717
24,468	National Oilwell Varco, Inc.(a)	1,229,028

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Energy Equipment & Services (continued)
16,008	Noble Corp.	$702,751
3,182	Oceaneering International, Inc.(a)	169,664
1,762	Oil States International, Inc.(a)	62,287
5,648	Patterson-UTI Energy, Inc.	113,073
7,273	Pride International, Inc.(a)	215,354
2,181	Rowan Cos., Inc.	66,630
70,822	Schlumberger Ltd.	5,530,490
12,927	Smith International, Inc.	758,039
4,806	Superior Energy, Inc.(a)	149,659
4,655	TETRA Technologies, Inc.(a)	64,472
195	Tidewater, Inc.	10,795
18,887	Transocean, Inc.(a)	2,074,548
2,071	Unit Corp.(a)	103,177
40,075	Weatherford International Ltd.(a)	1,007,485

		17,058,514

	Food & Staples Retailing — 1.19%
26,010	Costco Wholesale Corp.	1,688,829
45,645	CVS Caremark Corp.	1,536,411
3,925	Herbalife Ltd.	155,116
17,891	Kroger Co.	491,645
35,366	Sysco Corp.	1,090,334
107,528	Wal-Mart Stores, Inc.	6,439,852
54,070	Walgreen Co.	1,674,007
8,305	Whole Foods Market, Inc.	166,349

		13,242,543

	Food Products — 0.25%
6,573	Campbell Soup Co.	253,718
6,212	Dean Foods Co.(a)	145,112
1,668	General Mills, Inc.	114,625
10,215	H.J. Heinz Co.	509,831
4,576	Hershey Foods Corp.	180,935
8,714	Kellogg Co.	488,855
2,299	McCormick & Co., Inc.	88,397
2,293	Tyson Foods, Inc.	27,378
12,274	William Wrigley Jr., Co.	974,556

		2,783,407

	Gas Utilities — 0.04%
973	Energen Corp.	44,057
8,019	Equitable Resources, Inc.	294,217
3,894	Questar Corp.	159,343

		497,617

	Health Care Equipment & Supplies — 1.16%
2,710	Advanced Medical Optics, Inc.(a)	48,184
37,140	Baxter International, Inc.	2,437,498
2,987	Beckman Coulter, Inc.	212,047
14,662	Becton, Dickinson & Co.	1,176,772
5,287	Boston Scientific Corp.(a)	64,871
3,891	Brocade Communications Systems, Inc.(a)	22,646
5,826	C.R. Bard, Inc.	552,713
9,101	Dentsply International, Inc.	341,652
3,291	Edwards Lifesciences Corp.(a)	190,088
3,113	Gen-Probe, Inc.(a)	165,145
625	Hill-Rom Holdings, Inc.	18,944
7,610	Hologic, Inc.(a)	147,101
1,668	Hospira, Inc.(a)	63,718
3,486	IDEXX Laboratories, Inc.(a)	191,033
2,310	Intuitive Surgical, Inc.(a)	556,664
2,149	Inverness Medical Innovations, Inc.(a)	64,470
3,099	Kinetic Concepts, Inc.(a)	88,600
66,632	Medtronic, Inc.	3,338,263
4,550	ResMed, Inc.(a)	195,650
20,373	St. Jude Medical, Inc.(a)	886,022
18,128	Stryker Corp.	1,129,374
7,671	Varian Medical Systems, Inc.(a)	438,244
9,057	Zimmer Holdings, Inc.(a)	584,720

		12,914,419

	Health Care Providers & Services — 0.72%
18,725	Aetna, Inc.	676,160
1,459	AmerisourceBergen Corp.	54,931
16,019	Cardinal Health, Inc.	789,416
2,049	CIGNA Corp.	69,625
1,584	Community Health Systems, Inc.(a)	46,427
2,279	Coventry Health Care, Inc.(a)	74,182
5,317	DaVita, Inc.(a)	303,122
12,599	Express Scripts, Inc.(a)	930,058
11,742	Health Management Associates, Inc., Class - A(a)	48,847
417	Health Net, Inc.(a)	9,841
5,090	Henry Schein, Inc.(a)	274,046
5,817	Humana, Inc.(a)	239,661
6,790	Laboratory Corp. of America Holdings(a)	471,905
3,788	Lincare Holdings, Inc.(a)	113,981
11,642	McKesson Corp.	626,456
29,889	Medco Health Solutions, Inc.(a)	1,345,005
875	Omnicare, Inc.	25,174
7,096	Patterson Cos., Inc.(a)	215,789
2,310	Pediatrix Medical Group, Inc.(a)	124,555
7,966	Quest Diagnostics, Inc.	411,603
17,926	Tenet Healthcare Corp.(a)	99,489
27,170	UnitedHealth Group, Inc.	689,846
4,767	VCA Antech, Inc.(a)	140,484
2,710	Wellcare Group, Inc.(a)	97,560
2,990	WellPoint, Inc.(a)	139,842

		8,018,005

	Health Care Technology — 0.02%
3,955	Cerner Corp.(a)	176,551
2,858	IMS Health, Inc.	54,045
347	WebMD Health Corp., Class - A(a)	10,320

		240,916

	Hotels, Restaurants & Leisure — 0.77%
5,517	Brinker International, Inc.	98,699
4,436	Burger King Holdings, Inc.	108,948
5,362	Carnival Corp.	189,547
1,932	Chipotle Mexican Grill, Inc., Class - A(a)	107,207
764	Choice Hotels International, Inc.	20,704
8,472	Darden Restaurants, Inc.	242,553
18,891	International Game Technology, Inc.	324,547
6,403	Las Vegas Sands Corp.(a)	231,212
18,069	Marriott International, Inc., Class - A	471,420
61,004	McDonald’s Corp.	3,763,947
7,006	MGM MIRAGE, Inc.(a)	199,671
1,849	Orient-Express Hotel Ltd., Class - A ADR	44,616
1,445	Panera Bread Co., Class - A(a)	73,551
4,219	Penn National Gaming, Inc.(a)	112,099
3,733	Scientific Games Corp., Class - A(a)	85,934
43,414	Starbucks Corp.(a)	645,566
11,421	Starwood Hotels & Resorts Worldwide, Inc.	321,387
11,192	Tim Hortons, Inc.	331,619
3,316	Wynn Resorts Ltd.	270,718

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Restaurants & Leisure (continued)
28,406	YUM! Brands, Inc.	$926,320

		8,570,265

	Household Durables — 0.01%
2,372	Harman International Industries, Inc.	80,814
15	NVR, Inc.(a)	8,580
2,216	Pulte Homes, Inc.	30,958

		120,352

	Household Products — 0.74%
3,964	Church & Dwight Co., Inc.	246,125
30,070	Colgate-Palmolive Co.	2,265,774
3,469	Energizer Holdings, Inc.(a)	279,428
10,066	Kimberly-Clark Corp.	652,679
67,248	Procter & Gamble Co.	4,686,513
2,527	The Clorox Co.	158,418

		8,288,937

	Independent Power Producers & Energy Traders — 0.13%
21,577	Calpine Corp.(a)	280,501
10,033	Constellation Energy Group	243,802
6,780	Mirant Corp.(a)	124,006
5,362	NRG Energy, Inc.(a)	132,709
2,504	SunPower Corp. - Class B(a)	172,906
39,106	The AES Corp.(a)	457,149

		1,411,073

	Industrial Conglomerates — 0.40%
41,712	3M Co.	2,849,347
139	Carlisle Cos., Inc.	4,166
10,723	Danaher Corp.	744,176
13,848	McDermott International, Inc.(a)	353,816
14,487	Textron, Inc.	424,179
1,090	Valmont Industries, Inc.	90,132

		4,465,816

	Insurance — 0.18%
28,129	AFLAC, Inc.	1,652,579
2,501	AXIS Capital Holdings Ltd.	79,307
2,020	Brown & Brown, Inc.	43,672
7,254	Covanta Holding Corp.(a)	173,661
1,181	Philadelphia Consolidated Holding Corp.(a)	69,171
243	Transatlantic Holding, Inc.	13,207
547	W.R. Berkley Corp.	12,882

		2,044,479

	Internet & Catalog Retail — 0.14%
18,542	Amazon.com, Inc.(a)	1,349,116
339	IAC/InterActiveCorp.(a)	5,865
2,279	priceline.com, Inc.(a)	155,952

		1,510,933

	Internet Software & Services — 0.83%
10,062	Akamai Technologies, Inc.(a)	175,481
65,521	eBay, Inc.(a)	1,466,360
1,962	Equinix, Inc.(a)	136,281
14,047	Google, Inc., Class - A(a)	5,626,104
1,584	Sohu.com, Inc.(a)	88,308
11,909	VeriSign, Inc.(a)	310,587
81,404	Yahoo!, Inc.(a)	1,408,289

		9,211,410

	IT Services — 0.65%
35,222	Accenture Ltd., Class - A	1,338,436
1,303	Affiliated Computer Services, Inc., Class - A(a)	65,971
3,933	Alliance Data Systems Corp.(a)	249,274
30,628	Automatic Data Processing, Inc.	1,309,347
17,749	Cognizant Tech Solutions Corp.(a)	405,210
2,067	DST Systems, Inc.(a)	115,731
2,360	Dun & Bradstreet Corp.	222,690
3,252	Fidelity National Information Services, Inc.	60,032
10,006	Fiserv, Inc.(a)	473,484
4,797	Global Payments, Inc.	215,193
2,527	IHS, Inc., Class - A(a)	120,386
4,249	Mastercard, Inc., Class - A	753,475
19,258	Paychex, Inc.	636,092
11,510	Red Hat, Inc.(a)	173,456
43,581	The Western Union Co.	1,075,143
14,313	Unisys Corp.(a)	39,361

		7,253,280

	Leisure Equipment & Products — 0.01%
3,266	Hasbro, Inc.	113,396

	Life Sciences Tools & Services — 0.24%
10,298	Applied Biosystems, Inc.	352,706
1,745	Charles River Laboratories International, Inc.(a)	96,900
3,855	Covance, Inc.(a)	340,821
6,938	Illumina, Inc.(a)	281,197
1,802	Invitrogen Corp.(a)	68,116
3,203	Millipore Corp.(a)	220,366
2,983	PerkinElmer, Inc.	74,485
6,305	Pharmaceutical Product Development, Inc.	260,712
2,240	Techne Corp.(a)	161,549
8,698	Thermo Electron Corp.(a)	478,390
6,133	Waters Corp.(a)	356,818

		2,692,060

	Machinery — 0.79%
3,847	AGCO Corp.(a)	163,921
4,489	Bucyrus International, Inc.	200,568
36,448	Caterpillar, Inc.	2,172,301
11,902	Cummins Engine, Inc.	520,355
25,471	Deere & Co.	1,260,814
4,436	Donaldson Co., Inc.	185,913
10,189	Dover Corp.	413,164
4,519	Eaton Corp.	253,877
1,576	Flowserve Corp.	139,901
3,990	Graco, Inc.	142,084
5,067	Harsco Corp.	188,442
1,737	Illinois Tool Works, Inc.	77,210
3,070	Ingersoll-Rand Co. Ltd., Class - A	95,692
8,411	ITT Corp.	467,736
1,951	John Bean Technologies Corp.(a)	24,700
6,647	Joy Global, Inc.	300,045
1,181	Kennametal, Inc.	32,029
1,684	Lincoln Electric Holding, Inc.	108,298
7,532	Manitowoc Co., Inc.	117,123
3,335	Oshkosh Truck Corp.	43,889
21,911	PACCAR, Inc.	836,781
7,263	Pall Corp.	249,774
9,812	Parker-Hannifin Corp.	520,036
3,291	SPX Corp.	253,407
1,979	Toro Co.	81,733

		8,849,793

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Marine — 0.01%
3,160	Kirby Corp.(a)	$119,890

	Media — 0.67%
2,140	Central European Media Enterprises Ltd., Class - A(a)	139,956
1	Citadel Broadcasting Co.(a)	1
2,293	Clear Channel Outdoor Holdings, Inc.(a)	31,368
49,094	Comcast Corp., Class - A	963,715
4,030	CTC Media, Inc.(a)	60,450
35,762	DirecTV Group, Inc.(a)	935,892
12,391	DISH Network Corp., Class - A(a)	260,211
4,736	Dreamworks Animation SKG, Inc.(a)	148,947
2,710	John Wiley & Sons, Inc.	109,619
4,608	Lamar Advertising Co.(a)	142,341
9,487	Liberty Global, Inc., Class - A(a)	287,456
30,946	Liberty Media Corp. - Entertainment, Class - A(a)	772,722
3,196	MSCI, Inc., Class - A(a)	76,704
55,543	News Corp., Class - A	665,961
17,640	Omnicom Group, Inc.	680,198
189,777	Sirius XM Radio, Inc.(a)	108,173
24,264	The Interpublic Group of Cos., Inc.(a)	188,046
9,791	The McGraw-Hill Cos., Inc.	309,493
13,491	The Walt Disney Co.	414,039
4,475	Time Warner Cable, Inc., Class - A(a)	108,295
24,187	Time Warner, Inc.	317,092
31,536	Viacom, Inc., Class - B(a)	783,354
2,640	Warner Music Group Corp.	20,064

		7,524,097

	Metals & Mining — 0.36%
6,860	AK Steel Holding Corp.	177,811
37,992	Alcoa, Inc.	857,859
6,095	Allegheny Technologies, Inc.	180,107
208	Carpenter Technology	5,335
1,042	Century Aluminum Co.(a)	28,853
6,204	Cleveland-Cliffs, Inc.	328,440
4,928	Massey Energy Co.	175,782
25,757	Newmont Mining Corp.	998,341
4,033	Nucor Corp.	159,304
3,666	Patriot Coal Corp.(a)	106,497
13,425	Southern Copper Corp.	256,149
3,057	Steel Dynamics, Inc.	52,244
1,165	Titanium Metals Corp.	13,211
6,621	United States Steel Corp.	513,856
3,221	Walter Industries, Inc.	152,837

		4,006,626

	Multi-Utilities — 0.11%
12,447	CenterPoint Energy, Inc.	181,353
2,605	Lennox International, Inc.	86,668
29,899	Public Service Enterprise Group, Inc.	980,388

		1,248,409

	Multiline Retail — 0.32%
13,042	Bed Bath & Beyond, Inc. (a)	409,649
4,719	Big Lots, Inc.(a)	131,330
768	Family Dollar Stores, Inc.	18,202
135	HSN, Inc.(a)	1,486
13,743	Kohl’s Corp.(a)	633,277
10,778	Nordstrom, Inc.	310,622
43,242	Target Corp.	2,121,020

		3,625,586

	Office Electronics — 0.01%
3,507	Zebra Technologies Corp., Class - A(a)	97,670

	Oil, Gas & Consumable Fuels — 1.58%
4,342	Alpha Natural Resources, Inc.(a)	223,309
8,791	Arch Coal, Inc.	289,136
3,130	Atwood Oceanics, Inc.(a)	113,932
2,666	Cabot Oil & Gas Corp., Class - A	96,349
13,472	Chesapeake Energy Corp.	483,106
2,154	CNX Gas Corp.(a)	48,228
10,893	CONSOL Energy, Inc.	499,880
1,554	Continental Resources, Inc.(a)	60,963
15,026	Denbury Resources, Inc.(a)	286,095
8,878	El Paso Corp.	113,283
973	Encore Acquisition Co.(a)	40,652
10,971	EOG Resources, Inc.	981,466
57,984	Exxon Mobil Corp.	4,503,037
3,057	Foundation Coal Holdings, Inc.	108,768
5,773	Frontier Oil Corp.	106,339
556	Helix Energy Solutions Group, Inc.(a)	13,500
16,641	Hess Corp.	1,365,893
2,296	Holly Corp.	66,400
1	Hugoton Royalty Trust	27
3,555	Mariner Energy, Inc.(a)	72,878
11,379	Murphy Oil Corp.	729,849
834	Noble Energy, Inc.	46,362
48,694	Occidental Petroleum Corp.	3,430,492
16,308	Peabody Energy Corp.	733,860
12,608	Petrohawk Energy Corp.(a)	272,711
5,856	Plains Exploration & Production Co.(a)	205,897
5,709	Quicksilver Resources, Inc.(a)	112,068
9,421	Range Resources Corp.	403,878
6,740	SandRidge Energy, Inc.(a)	132,104
20,379	Southwestern Energy Co.(a)	622,375
1,876	St. Mary Land & Exploration Co.	66,879
4,072	Sunoco, Inc.	144,882
2,918	Tesoro Corp.	48,118
2,223	W&T Offshore, Inc.	60,666
2,557	Whiting Petroleum Corp(a)	182,212
35,018	Williams Cos., Inc.	828,176
3,335	XTO Energy, Inc.	155,144

		17,648,914

	Personal Products — 0.13%
1,112	Alberto- Culver Co.	30,291
25,093	Avon Products, Inc.	1,043,116
4,447	Bare Escentuals, Inc.(a)	48,339
1,598	NBTY, Inc.(a)	47,173
5,947	The Estee Lauder Cos., Inc., Class - A	296,815

		1,465,734

	Pharmaceuticals — 1.39%
91,648	Abbott Laboratories	5,277,092
18,286	Allergan, Inc.	941,729
1,764	Barr Laboratories, Inc.(a)	115,189
106,990	Bristol-Myers Squibb Co.	2,230,741
5,701	Eli Lilly & Co.	251,015
6,304	Endo Pharmaceuticals Holdings, Inc.(a)	126,080
1,910	Forest Laboratories, Inc., Class - A(a)	54,015
43,943	Johnson & Johnson	3,044,371
36,166	Merck & Co., Inc.	1,141,399
4,112	Mylan Laboratories, Inc.(a)	46,959
408	New Abraxis, Inc.(a)	28,136

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
4,597	Perrigo Co.	$176,801
95,917	Schering-Plough Corp.	1,771,587
6,878	Sepracor, Inc.(a)	125,936
4,917	Warner Chilcott Ltd., Class - A(a)	74,345
3,405	Watson Pharmaceuticals, Inc.(a)	97,042

		15,502,437

	Real Estate Investment Trusts — 0.23%
1,492	Apartment Investment & Management Co., Class - A	52,250
1,932	Camden Property Trust	88,601
2,766	Digital Realty Trust, Inc.	130,693
278	Essex Property Trust, Inc.	32,896
951	Federal Realty Investment Trust	81,406
6,928	General Growth Properties, Inc.	104,613
2,015	HCP, Inc.	80,862
834	Health Care REIT, Inc.	44,394
206	Kilroy Realty Corp.	9,845
3,299	Plum Creek Timber Co., Inc.	164,488
347	Rayonier, Inc.	16,430
13,280	Simon Property Group, Inc.	1,288,160
3,021	Taubman Centers, Inc.	151,050
4,372	The Macerich Co.	278,278
1,668	Ventas, Inc.	82,432

		2,606,398

	Real Estate Management & Development — 0.03%
4,377	CB Richard Ellis Group, Inc., Class - A(a)	58,520
4,150	Forest City Enterprises, Inc., Class - A	127,281
4,494	The St. Joe Co.(a)	175,670

		361,471

	Road & Rail — 0.54%
16,680	Burlington Northern Santa Fe Corp.	1,541,732
556	Con-Way, Inc.	24,525
23,843	CSX Corp.	1,301,113
4,684	J.B. Hunt Transport Services, Inc.	156,305
3,755	Kansas City Southern Industries, Inc.(a)	166,572
3,091	Landstar System, Inc.	136,190
6,297	Norfolk Southern Corp.	416,924
990	Ryder System, Inc.	61,380
30,624	Union Pacific Corp.	2,179,204

		5,983,945

	Semiconductors & Semiconductor Equipment — 1.23%
5,508	Advanced Micro Devices, Inc.(a)	28,917
18,357	Altera Corp.	379,623
17,819	Analog Devices, Inc.	469,531
79,846	Applied Materials, Inc.	1,208,070
20,705	Atmel Corp.(a)	70,190
30,050	Broadcom Corp., Class - A(a)	559,831
2,710	Cree, Inc.(a)	61,734
9,130	Cypress Semiconductor Corp.(a)	47,659
4,655	Integrated Device Technology, Inc.(a)	36,216
293,919	Intel Corp.	5,505,103
953	International Rectifier Corp.(a)	18,126
2,691	Intersil Corp., Class - A	44,617
9,665	KLA-Tencor Corp.	305,897
6,745	Lam Research Corp.(a)	212,400
13,586	Linear Technology Corp.	416,547
28,925	LSI Logic Corp.(a)	155,038
29,665	Marvell Technology Group Ltd.(a)	275,884
13,983	MEMC Electronic Materials, Inc.(a)	395,160
11,222	Microchip Technology, Inc.	330,263
6,948	Micron Technology, Inc.(a)	28,139
13,465	National Semiconductor Corp.	231,733
2,166	Novellus Systems, Inc.(a)	42,540
33,937	NVIDIA Corp.(a)	363,465
23,804	ON Semiconductor Corp.(a)	160,915
3,127	Silicon Laboratories, Inc.(a)	95,999
5,775	Teradyne, Inc.(a)	45,103
78,194	Texas Instruments, Inc.	1,681,171
4,242	Varian Semiconductor Equipment Associates, Inc.(a)	106,559
17,098	Xilinx, Inc.	400,948

		13,677,378

	Software — 2.08%
35,718	Activision Blizzard, Inc.(a)	551,129
31,351	Adobe Systems, Inc.(a)	1,237,424
4,897	ANSYS, Inc.(a)	185,449
13,650	Autodesk, Inc.(a)	457,958
11,687	BMC Software, Inc.(a)	334,599
11,001	CA, Inc.	219,580
10,960	Citrix Systems, Inc.(a)	276,850
10,144	Compuware Corp.(a)	98,295
19,109	Electronic Arts, Inc.(a)	706,842
2,518	FactSet Research Systems, Inc.	131,566
18,723	Intuit, Inc.(a)	591,834
8,014	McAfee, Inc.(a)	272,155
5,031	Metavante Technologies, Inc.(a)	96,897
477,233	Microsoft Corp.	12,737,349
11,534	Novell, Inc.(a)	59,285
10,176	Nuance Communications, Inc.(a)	124,045
231,155	Oracle Corp.(a)	4,694,758
6,443	Salesforce.com, Inc.(a)	311,841
2,257	VMware, Inc., Class - A(a)	60,126

		23,147,982

	Specialty Retail — 0.55%
5,050	Abercrombie & Fitch Co., Class - A	199,223
5,770	Advance Auto Parts, Inc.	228,838
6,724	American Eagle Outfitters, Inc.	102,541
1,181	AnnTaylor Stores Corp.(a)	24,376
2,515	AutoZone, Inc.(a)	310,200
20,011	Best Buy Co., Inc.	750,413
13,073	CarMax, Inc.(a)	183,022
5,280	Dick’s Sporting Goods, Inc.(a)	103,382
5,264	Dollar Tree, Inc.(a)	191,399
9,986	Gamestop Corp.(a)	341,621
3,821	Guess?, Inc.	132,933
11,177	Limited Brands, Inc.	193,586
4,029	Lowe’s Cos., Inc.	95,447
2,223	O’Reilly Automotive, Inc.(a)	59,510
7,595	PetSmart, Inc.	187,672
8,103	Ross Stores, Inc.	298,271
6,165	Sherwin-Williams Co.	352,391
35,844	Staples, Inc.	806,490
14,509	The Gap, Inc.	257,970
25,450	The TJX Cos., Inc.	776,734
7,528	Tiffany & Co.	267,395
6,651	Urban Outfitters, Inc.(a)	211,967
1,023	Williams-Sonoma, Inc.	16,552

		6,091,933

	Textiles, Apparel & Luxury Goods — 0.21%
19,912	Coach, Inc.(a)	498,596
5,305	Hanesbrands, Inc.(a)	115,384

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Textiles, Apparel & Luxury Goods (continued)
20,891	NIKE, Inc., Class - B	$1,397,608
2,988	Phillips-Van Heusen Corp.	113,275
3,391	Polo Ralph Lauren Corp.	225,976

		2,350,839

	Thrifts & Mortgage Finance — 0.02%
347	Capitol Federal Financial	15,382
34,212	Freddie Mac	58,503
10,484	Hudson City Bancorp, Inc.	193,430

		267,315

	Tobacco — 0.74%
92,642	Altria Group, Inc.	1,838,017
5,562	Lorillard, Inc.	395,737
125,251	Philip Morris International, Inc.	6,024,573

		8,258,327

	Trading Companies & Distributors — 0.09%
7,845	Fastenal Co.	387,465
139	GATX Corp.	5,500
2,874	MSC Industrial Direct Co., Inc., Class - A	132,405
4,658	W.W. Grainger, Inc.	405,106
1,945	WESCO International, Inc.(a)	62,590

		993,066

	Wireless Telecommunication Services — 0.15%
23,758	American Tower Corp., Class - A(a)	854,575
4,377	Clearwire Corp., Class - A(a)	51,999
3,273	Crown Castle International Corp.(a)	94,819
10,303	NII Holdings, Inc., Class - B(a)	390,690
6,490	SBA Communications Corp.(a)	167,896
2,527	Telephone & Data Systems, Inc.	90,340

		1,650,319

	Total SSgA Funds Management, Inc.	347,079,264

	Sustainable Growth Advisers, LP— 33.39%
	Air Freight & Logistics — 0.63%
88,430	FedEx Corp.	6,989,507

	Beverages — 3.25%
221,988	PepsiCo, Inc.	15,821,085
386,238	The Coca-Cola Co.	20,424,265

		36,245,350

	Biotechnology — 1.75%
241,401	Genzyme Corp.(a)	19,526,927

	Capital Markets — 1.42%
278,013	State Street Corp.	15,813,380

	Chemicals — 1.04%
239,967	Ecolab, Inc.	11,643,199

	Communications Equipment — 0.94%
242,693	Qualcomm, Inc.	10,428,518

	Computers & Peripherals — 0.62%
60,874	Apple, Inc.(a)	6,918,939

	Consumer Finance — 1.08%
340,372	American Express Co.	12,059,380

	Diversified Financial Services — 0.98%
178,900	Visa, Inc., Class - A	10,982,671

	Energy Equipment & Services — 1.01%
149,900	National-Oilwell Varco, Inc.(a)	7,529,477

Shares or Principal Amount	Security Description	Value
	Energy Equipment & Services (continued)
48,300	Schlumberger Ltd.	$3,771,747

		11,301,224

	Food & Staples Retailing — 1.06%
382,486	Sysco Corp.	11,792,043

	Health Care Equipment & Supplies — 3.53%
50,000	DENTSPLY International, Inc.	1,877,000
452,628	Medtronic, Inc.	22,676,663
230,079	Zimmer Holdings, Inc.(a)	14,853,900

		39,407,563

	Health Care Providers & Services — 0.68%
141,322	Henry Schein, Inc.(a)	7,608,777

	Hotels, Restaurants & Leisure — 0.81%
607,597	Starbucks Corp.(a)	9,034,967

	Household Products — 1.77%
282,713	Procter & Gamble Co.	19,702,269

	Internet & Catalog Retail — 0.90%
137,861	Amazon.Com, Inc.(a)	10,030,766

	Internet Software & Services — 1.37%
176,189	eBay, Inc.(a)	3,943,110
28,230	Google, Inc., Class - A(a)	11,306,679

		15,249,789

	IT Services — 1.36%
354,486	Automatic Data Processing, Inc.	15,154,277

	Pharmaceuticals — 1.45%
352,679	Teva Pharmaceutical Industries Ltd. - ADR	16,149,171

	Software — 4.72%
462,025	Electronic Arts, Inc.(a)	17,090,305
782,317	Microsoft Corp.	20,880,041
274,024	SAP AG - ADR	14,641,102

		52,611,448

	Specialty Retail — 3.02%
665,109	Lowe’s Cos., Inc.	15,756,432
795,737	Staples, Inc.	17,904,083

		33,660,515

	Total Sustainable Growth Advisers, LP	372,310,680

	Total Common Stocks	1,105,202,503

	Money Market Mutual Funds — 0.75%
	SSgA Funds Management, Inc.— 0.75%
8,400,476	Alliance Money Market Fund Prime Portfolio, 2.20%(b)	8,400,476
4,886	Federated Prime Obligations Fund, 2.97%(b)	4,886

	Total Money Market Mutual Funds	8,405,362

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
1,633	Fresenius Kabi Pharmaceuticals Holding, Inc.	1,061

	Total Rights	1,061

	Time Deposits — 0.79%
	Jennison Associates LLC — 0.62%
$6,906,842	Liquidity Management Control System Time Deposit	6,906,842

	Sustainable Growth Advisers, LP — 0.17%
$1,849,550	Liquidity Management Control System Time Deposit	1,849,550

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount	Security Description	Value
	Time Deposits (continued)
	Total Time Deposits	$8,756,392

	U.S. Treasury Bills — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$539,000	U.S. Treasury Bill, 1.46%, 12/11/08(c)(d)	538,293

	Total U.S. Treasury Bills	538,293

	Total Investments (cost $1,107,204,686) — 100.70%	1,122,903,611
	Liabilities in excess of other assets — (0.70)%	(7,775,785)

	Net Assets — 100.00%	$1,115,127,826

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

Futures

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/Loss
59	NASDAQ 100 E-mini Future	$1,881,215	Dec-08	$(218,138)
9	Russell 1000 Future	2,849,625	Dec-08	(238,773)
11	Russell 1000 Growth Future	2,655,125	Dec-08	(152,683)
37	S&P 500 E-mini Future	2,159,690	Dec-08	(168,436)

				$(778,030)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 98.25%
	Jennison Associates LLC — 29.35%
	Aerospace & Defense — 1.41%
21,722	Lockheed Martin Corp.	$2,382,252
54,188	Raytheon Co.	2,899,600
54,462	United Technologies Corp.	3,270,987

		8,552,839

	Beverages — 1.02%
60,020	PepsiCo, Inc.	4,277,625
36,518	The Coca-Cola Co.	1,931,072

		6,208,697

	Biotechnology — 2.87%
59,912	Celgene Corp.(a)	3,791,232
58,844	Genentech, Inc.(a)	5,218,286
185,009	Gilead Sciences, Inc.(a)	8,432,710

		17,442,228

	Capital Markets — 1.62%
209,453	Charles Schwab Corp.	5,445,778
26,020	Goldman Sachs Group, Inc.	3,330,560
24,794	Lazard Ltd., Class - A	1,060,192

		9,836,530

	Chemicals — 1.01%
62,065	Monsanto Co.	6,143,194

	Communications Equipment — 2.26%
275,349	Cisco Systems, Inc.(a)	6,211,873
26,275	Nokia Oyj - ADR	490,029
111,599	Qualcomm, Inc.	4,795,409
32,154	Research In Motion Ltd.(a)	2,196,118

		13,693,429

	Computers & Peripherals — 1.56%
29,241	Apple, Inc.(a)	3,323,532
132,649	Hewlett Packard Co.	6,133,690

		9,457,222

	Diversified Financial Services — 0.24%
31,700	JPMorgan Chase & Co.	1,480,390

	Electrical Equipment — 0.32%
101,423	ABB Ltd. - ADR	1,967,606

	Energy Equipment & Services — 1.75%
10,190	First Solar, Inc.(a)	1,924,993
77,665	Halliburton Co.	2,515,569
79,102	Schlumberger Ltd.	6,177,075

		10,617,637

	Food & Staples Retailing — 2.19%
57,157	Costco Wholesale Corp.	3,711,204
113,388	CVS Caremark Corp.	3,816,640
95,762	Wal-Mart Stores, Inc.	5,735,186

		13,263,030

	Health Care Equipment & Supplies — 1.80%
32,651	Alcon, Inc.	5,273,463
85,730	Baxter International, Inc.	5,626,460

		10,899,923

	Health Care Providers & Services — 0.49%
66,141	Medco Health Solutions, Inc.(a)	2,976,345

	Hotels, Restaurants & Leisure — 0.20%
47,414	Marriott International, Inc., Class - A	1,237,031

	Household Products — 0.82%
65,838	Colgate-Palmolive Co.	4,960,893

	Industrial Conglomerates — 0.22%
51,680	McDermott International, Inc.(a)	1,320,424

	Internet & Catalog Retail — 0.87%
72,348	Amazon.com, Inc.(a)	5,264,041

	Internet Software & Services — 1.21%
18,372	Google, Inc., Class - A(a)	7,358,353

	IT Services — 0.93%
62,386	Visa, Inc., Class – A	3,829,877
54,245	Infosys Technologies Ltd. – ADR	1,806,901

		5,636,778

	Life Sciences Tools & Services — 0.64%
70,583	Thermo Fisher Scientific, Inc.(a)	3,882,065

	Media — 0.60%
118,428	The Walt Disney Co.	3,634,555

	Oil, Gas & Consumable Fuels — 0.80%
36,697	Occidental Petroleum Corp.	2,585,304
73,391	Southwestern Energy Co.(a)	2,241,361

		4,826,665

	Pharmaceuticals — 2.50%
95,577	Abbott Laboratories	5,503,324
98,445	Mylan, Inc.(a)	1,124,242
23,800	Shire PLC-ADR	1,136,450
98,758	Teva Pharmaceutical Industries Ltd. - ADR	4,522,129
76,865	Wyeth	2,839,393

		15,125,538

	Semiconductors & Semiconductor Equipment — 0.18%
104,227	NVIDIA Corp.(a)	1,116,271

	Software — 1.35%
110,534	Adobe Systems, Inc.(a)	4,362,777
142,610	Microsoft Corp.	3,806,261

		8,169,038

	Textiles, Apparel & Luxury Goods — 0.49%
44,593	NIKE, Inc., Class - B	2,983,272

	Total Jennison Associates LLC	178,053,994

	SSgA Funds Management, Inc.— 30.35%
	Aerospace & Defense — 1.00%
471	Alliant Techsystems, Inc.(a)	44,246
2,564	BE Aerospace, Inc.(a)	40,588
23,683	Boeing Co.	1,358,220
3,937	Goodrich Corp.	163,779
23,395	Honeywell International, Inc.	972,062
3,030	L-3 Communications Holdings, Inc.	297,910
10,355	Lockheed Martin Corp.	1,135,633
2,808	Northrop Grumman Corp.	169,996
4,444	Precision Castparts Corp.	350,098
4,914	Raytheon Co.	262,948
4,975	Rockwell Collins, Inc.	239,248
17,543	United Technologies Corp.	1,053,633

		6,088,361

	Air Freight & Logistics — 0.33%
5,284	C.H. Robinson Worldwide, Inc.	269,273
6,631	Expeditors International of Washington, Inc.	231,024
1,526	Frontline Ltd.	73,355
21,592	United Parcel Service, Inc., Class - B	1,357,921

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Air Freight & Logistics (continued)
2,513	UTI Worldwide, Inc.	$42,771

		1,974,344

	Airlines — 0.02%
4,335	AMR Corp.(a)	42,570
758	Copa Holdings SA, Class - A	24,635
4,731	Delta Air Lines, Inc.(a)	35,246

		102,451

	Auto Components — 0.08%
3,235	BorgWarner, Inc.	106,011
4,688	Gentex Corp.	67,038
4,944	Goodyear Tire & Rubber Co.(a)	75,693
2,885	Johnson Controls, Inc.	87,502
4,334	LKQ Corp.(a)	73,548
2,132	WABCO Holdings, Inc.	75,771

		485,563

	Automobiles — 0.04%
6,729	Harley-Davidson, Inc.	250,992
153	Thor Industries, Inc.	3,797

		254,789

	Beverages — 1.18%
12,441	Anheuser-Busch Cos., Inc.	807,172
1,979	Brown-Forman Corp., Class - B	142,112
1,221	Central European Distribution Corp.(a)	55,446
2,239	Hansen Natural Corp.(a)	67,730
46,963	PepsiCo, Inc.	3,347,053
51,624	The Coca-Cola Co.	2,729,877

		7,149,390

	Biotechnology — 0.86%
4,242	Amylin Pharmaceuticals, Inc.(a)	85,773
9,173	Biogen Idec, Inc.(a)	461,310
3,144	BioMarin Pharmaceutical, Inc.(a)	83,284
13,758	Celgene Corp.(a)	870,606
2,141	Cephalon, Inc.(a)	165,906
14,620	Genentech, Inc.(a)	1,296,502
8,456	Genzyme Corp.(a)	684,006
29,138	Gilead Sciences, Inc.(a)	1,328,110
1,129	ImClone Systems, Inc.(a)	70,495
4,812	Vertex Pharmaceuticals, Inc.(a)	159,951

		5,205,943

	Building Products — 0.01%
1,190	USG Corp.(a)	30,464

	Capital Markets — 0.50%
1,312	Affiliated Managers Group, Inc.(a)	108,699
397	BlackRock, Inc., Class - A	77,217
29,626	Charles Schwab Corp.	770,276
4,242	E*Trade Group, Inc.(a)	11,878
3,166	Eaton Vance Corp.	111,538
2,570	Federated Investors, Inc.	74,093
2,525	Franklin Resources, Inc.	222,528
1,327	Goldman Sachs Group, Inc.	169,856
1,095	Investment Technology Group, Inc.(a)	33,321
4,853	Janus Capital Group, Inc.	117,831
2,518	Lazard Ltd., Class - A	107,670
2,045	Morgan Stanley	47,035
6,371	Northern Trust Corp.	459,986
4,407	SEI Investments Co.	97,835
8,278	T. Rowe Price Group, Inc.	444,611
7,366	TD Ameritrade Holding Corp.(a)	119,329
2,777	Waddell & Reed Financial, Inc., Class - A	68,731

		3,042,434

	Chemicals — 0.78%
6,677	Air Products & Chemicals, Inc.	457,308
2,655	Airgas, Inc.	131,821
2,930	Albemarle Corp.	90,361
4,212	Celanese Corp., Class - A	117,557
1,801	CF Industries Holdings, Inc.	164,719
5,475	Ecolab, Inc.	265,647
916	FMC Corp.	47,073
2,564	International Flavors & Fragrance, Inc.	101,175
610	Intrepid Potash, Inc.(a)	18,129
17,322	Monsanto Co.	1,714,532
3,968	Nalco Holding Co.	73,567
580	PPG Industries, Inc.	33,826
9,897	Praxair, Inc.	710,011
3,471	Rohm & Haas Co.	242,970
2,167	Sigma-Aldrich Corp.	113,594
2,930	Terra Industries, Inc.	86,142
4,953	The Mosaic Co.	337,002
1,105	The Scotts Miracle-Gro Co., Class - A	26,122

		4,731,556

	Commercial Services & Supplies — 0.32%
2,106	Copart, Inc.(a)	80,028
3,327	Corrections Corp. of America(a)	82,676
2,199	Equifax, Inc.	75,756
1,618	FTI Consulting, Inc.(a)	116,884
1,862	Genpact Ltd.(a)	19,346
580	Hertz Global Holdings, Inc.(a)	4,391
3,113	Hewitt Associates, Inc., Class - A(a)	113,438
1,676	Hlth Corp.(a)	19,157
4,395	KBR, Inc.	67,112
714	Lender Processing Services, Inc.	21,791
183	Manpower, Inc.	7,898
3,757	Monster Worldwide, Inc.(a)	56,017
6,012	Pitney Bowes, Inc.	199,959
4,658	Republic Services, Inc., Class - A	139,647
4,318	Robert Half International, Inc.	106,871
977	SAIC, Inc.(a)	19,765
2,812	Stericycle, Inc.(a)	165,655
1,221	The Brink’s Co.	74,505
1,068	The Corporate Executive Board Co.	33,375
59	Ticketmaster(a)	633
5,234	Total Systems Services, Inc.	85,838
9	Tree.com, Inc.(a)	43
8,022	Tyco International Ltd.	280,930
427	URS Corp.(a)	15,658
4,474	Waste Management, Inc.	140,886

		1,928,259

	Communications Equipment — 1.31%
2,503	Ciena Corp.(a)	25,230
186,593	Cisco Systems, Inc.(a)	4,209,538
2,284	Commscope, Inc.(a)	79,118
49,834	Corning, Inc.	779,404
105	EchoStar Corp., Class - A(a)	2,530
2,447	F5 Networks, Inc.(a)	57,211
4,273	Harris Corp.	197,412
4,139	JDS Uniphase Corp.(a)	35,016
16,682	Juniper Networks, Inc.(a)	351,490
153	Leap Wireless International, Inc.(a)	5,829

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
51,045	Qualcomm, Inc.	$2,193,404

		7,936,182

	Computers & Peripherals — 2.33%
27,853	Apple Computer, Inc.(a)	3,165,772
57,408	Dell, Inc.(a)	946,084
1,618	Diebold, Inc.	53,572
45,770	EMC Corp.(a)	547,409
77,682	Hewlett Packard Co.	3,592,016
43,316	International Business Machines Corp.	5,066,240
5,749	Iron Mountain, Inc.(a)	140,333
4,822	NCR Corp.(a)	106,325
10,510	Network Appliance, Inc.(a)	191,597
1,404	SanDisk Corp.(a)	27,448
7,508	Seagate Technology	90,997
400	Tech Data Corp.(a)	11,940
2,808	Teradata Corp.(a)	54,756
7,181	Western Digital Corp.(a)	153,099

		14,147,588

	Construction & Engineering — 0.16%
2,899	AECOM Technology Corp.(a)	70,851
5,524	Fluor Corp.	307,687
4,609	Foster Wheeler Ltd.(a)	166,431
3,754	Jacobs Engineering Group, Inc.(a)	203,880
4,273	Quanta Services, Inc.(a)	115,414
2,655	The Shaw Group, Inc.(a)	81,588

		945,851

	Construction Materials — 0.03%
1,343	Eagle Materials, Inc.	30,043
1,190	Martin Marietta Materials, Inc.	133,256

		163,299

	Consumer Finance — 0.03%
13,249	SLM Corp.(a)	163,493

	Containers & Packaging — 0.05%
397	AptarGroup, Inc.	15,527
458	Ball Corp.	18,087
5,005	Crown Holdings, Inc.(a)	111,161
1,068	Greif, Inc., Class - A	70,082
1,526	Owens- Illinois, Inc.(a)	44,864
763	Packaging Corp. of America	17,686

		277,407

	Diversified Consumer Services — 0.14%
4,116	Apollo Group, Inc., Class - A(a)	244,079
1,953	DeVry, Inc.	96,752
10,380	H & R Block, Inc.	234,069
2,014	Hillenbrand, Inc.	40,602
59	Interval Leisure Group, Inc.(a)	614
1,251	ITT Educational Services, Inc.(a)	101,218
458	Strayer Education, Inc.	91,719
1,022	Weight Watchers International, Inc.	37,405

		846,458

	Diversified Financial Services — 0.49%
26,702	American Express Co.	946,052
4,177	Broadridge Financial Solutions, Inc.	64,284
1,497	CME Group, Inc.	556,150
1,160	GLG Partners, Inc.	6,287
2,228	InterContinental Exchange, Inc.(a)	179,755
1,557	Invesco Ltd.	32,666
1,434	MF Global Ltd.(a)	6,224
519	Morningstar, Inc.(a)	28,789
400	Nationwide Health Properties Inc.	14,392
5,097	NYSE Euronext	199,700
2,350	The Nasdaq Stock Market, Inc.(a)	71,839
14,148	Visa, Inc., Class - A	868,546

		2,974,684

	Diversified Telecommunication Services — 0.11%
2,655	Amdocs Ltd.(a)	72,694
2,381	Embarq Corp.	96,550
2,587	Frontier Communications Corp.	29,750
49,015	Level 3 Communications, Inc.(a)	132,340
7,813	MetroPCS Communications, Inc.(a)	109,304
2,167	NeuStar, Inc.(a)	43,102
23,928	Qwest Communications International, Inc.	77,287
153	United States Cellular Corp.(a)	7,179
6,745	Windstream Corp.	73,790

		641,996

	Electric Utilities — 0.29%
5,372	Allegheny Energy, Inc.	197,529
6,653	CenterPoint Energy, Inc.	96,934
275	DPL, Inc.	6,820
4,212	Entergy Corp.	374,910
10,346	Exelon Corp.	647,867
11,852	PPL Corp.	438,761
2,299	Sierra Pacific Resources	22,024

		1,784,845

	Electrical Equipment — 0.34%
3,403	AMETEK, Inc.	138,740
4,242	Cooper Industries Ltd., Class - A	169,468
24,716	Emerson Electric Co.	1,008,166
1,473	First Solar, Inc.(a)	278,264
1,679	General Cable Corp.(a)	59,823
610	Hubbell, Inc., Class - B	21,380
2,396	IDEX Corp.	74,324
4,531	Rockwell Automation, Inc.	169,188
2,809	Roper Industries, Inc.	160,001

		2,079,354

	Electronic Equipment & Instruments — 0.25%
11,591	Agilent Technologies, Inc.(a)	343,789
5,524	Amphenol Corp., Class - A	221,733
275	Arrow Electronics, Inc.(a)	7,211
1,953	Avnet, Inc.(a)	48,102
1,618	Dolby Laboratories, Inc., Class - A(a)	56,937
4,395	FLIR Systems, Inc.(a)	168,856
4,103	Garmin Ltd.(a)	139,256
1,099	Itron, Inc.(a)	97,295
2,916	Jabil Circuit, Inc.	27,819
1,082	Mettler-Toledo International, Inc.(a)	106,036
1,236	Molex, Inc.	27,748
1,694	National Instruments Corp.	50,905
3,357	Rambus, Inc.(a)	43,137
1,282	SunPower Corp., Class - A(a)	90,932
4,001	Trimble Navigation Ltd.(a)	103,466

		1,533,222

	Energy Equipment & Services — 1.49%
9,717	Baker Hughes, Inc.	588,267
6,780	Cameron International Corp.(a)	261,301
2,136	Diamond Offshore Drilling, Inc.	220,136
2,533	Dresser-Rand Group, Inc.(a)	79,714

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Energy Equipment & Services (continued)
4,242	ENSCO International, Inc.	$244,466
3,968	FMC Technologies, Inc.(a)	184,710
2,503	Global Industries Ltd.(a)	17,371
27,566	Halliburton Co.	892,863
1,282	Nabors Industries Ltd.(a)	31,947
13,145	National Oilwell Varco, Inc.(a)	660,273
8,394	Noble Corp.	368,497
1,818	Oceaneering International, Inc.(a)	96,936
1,038	Oil States International, Inc.(a)	36,693
3,052	Patterson-UTI Energy, Inc.	61,101
3,641	Pride International, Inc.(a)	107,810
1,265	Rowan Cos., Inc.	38,646
37,659	Schlumberger Ltd.	2,940,791
100	SEACOR Holdings, Inc.(a)	7,895
6,893	Smith International, Inc.	404,206
2,594	Superior Energy, Inc.(a)	80,777
2,045	TETRA Technologies, Inc.(a)	28,323
86	Tidewater, Inc.	4,761
10,065	Transocean, Inc.(a)	1,105,540
1,129	Unit Corp.(a)	56,247
21,525	Weatherford International Ltd.(a)	541,139

		9,060,410

	Food & Staples Retailing — 1.16%
13,690	Costco Wholesale Corp.	888,892
24,380	CVS Caremark Corp.	820,631
2,075	Herbalife Ltd.	82,004
9,353	Kroger Co.	257,021
19,074	Sysco Corp.	588,051
57,046	Wal-Mart Stores, Inc.	3,416,485
28,896	Walgreen Co.	894,620
4,571	Whole Foods Market, Inc.	91,557

		7,039,261

	Food Products — 0.24%
3,327	Campbell Soup Co.	128,422
3,388	Dean Foods Co.(a)	79,144
932	General Mills, Inc.	64,047
5,585	H.J. Heinz Co.	278,747
2,494	Hershey Foods Corp.	98,613
4,486	Kellogg Co.	251,665
1,361	McCormick & Co., Inc.	52,330
1,007	Tyson Foods, Inc.	12,024
6,458	William Wrigley Jr., Co.	512,765

		1,477,757

	Gas Utilities — 0.04%
427	Energen Corp.	19,335
4,181	Equitable Resources, Inc.	153,401
2,106	Questar Corp.	86,177

		258,913

	Health Care Equipment & Supplies — 1.13%
1,190	Advanced Medical Optics, Inc.(a)	21,158
19,797	Baxter International, Inc.	1,299,277
1,688	Beckman Coulter, Inc.	119,831
7,726	Becton, Dickinson & Co.	620,089
3,113	Boston Scientific Corp.(a)	38,197
1,709	Brocade Communications Systems, Inc.(a)	9,946
3,074	C.R. Bard, Inc.	291,630
4,789	Dentsply International, Inc.	179,779
1,709	Edwards Lifesciences Corp.(a)	98,712
1,787	Gen-Probe, Inc.(a)	94,800
275	Hill-Rom Holdings, Inc.	8,335
4,090	Hologic, Inc.(a)	79,060
732	Hospira, Inc.(a)	27,962
1,814	IDEXX Laboratories, Inc.(a)	99,407
1,190	Intuitive Surgical, Inc.(a)	286,766
1,251	Inverness Medical Innovations, Inc.(a)	37,530
1,801	Kinetic Concepts, Inc.(a)	51,491
35,424	Medtronic, Inc.	1,774,743
2,350	ResMed, Inc.(a)	101,050
10,775	St. Jude Medical, Inc.(a)	468,605
9,732	Stryker Corp.	606,304
4,029	Varian Medical Systems, Inc.(a)	230,177
5,013	Zimmer Holdings, Inc.(a)	323,639

		6,868,488

	Health Care Providers & Services — 0.69%
9,675	Aetna, Inc.	349,364
641	AmerisourceBergen Corp.	24,134
8,311	Cardinal Health, Inc.	409,566
1,251	CIGNA Corp.	42,509
696	Community Health Systems, Inc.(a)	20,400
1,001	Coventry Health Care, Inc.(a)	32,583
2,775	DaVita, Inc.(a)	158,203
6,645	Express Scripts, Inc.(a)	490,534
5,158	Health Management Associates, Inc., Class - A(a)	21,457
183	Health Net, Inc.(a)	4,319
2,587	Henry Schein, Inc.(a)	139,284
3,083	Humana, Inc.(a)	127,020
3,610	Laboratory Corp. of America Holdings(a)	250,895
1,972	Lincare Holdings, Inc.(a)	59,337
6,368	McKesson Corp.	342,662
16,053	Medco Health Solutions, Inc.(a)	722,385
385	Omnicare, Inc.	11,076
3,696	Patterson Cos., Inc.(a)	112,395
1,190	Pediatrix Medical Group, Inc.(a)	64,165
4,070	Quest Diagnostics, Inc.	210,297
7,874	Tenet Healthcare Corp.(a)	43,701
14,087	UnitedHealth Group, Inc.	357,669
2,533	VCA Antech, Inc.(a)	74,647
1,190	Wellcare Group, Inc.(a)	42,840
1,621	WellPoint, Inc.(a)	75,814

		4,187,256

	Health Care Technology — 0.02%
2,045	Cerner Corp.(a)	91,289
1,256	IMS Health, Inc.	23,751
153	WebMD Health Corp., Class - A(a)	4,550

		119,590

	Hotels, Restaurants & Leisure — 0.75%
3,083	Brinker International, Inc.	55,155
2,564	Burger King Holdings, Inc.	62,972
2,838	Carnival Corp.	100,323
1,068	Chipotle Mexican Grill, Inc., Class - A(a)	59,263
336	Choice Hotels International, Inc.	9,106
4,292	Darden Restaurants, Inc.	122,880
9,704	International Game Technology, Inc.	166,715
3,252	Las Vegas Sands Corp.(a)	117,430
9,487	Marriott International, Inc., Class - A	247,516
32,469	McDonald’s Corp.	2,003,337
3,737	MGM MIRAGE, Inc.(a)	106,504
1,251	Orient-Express Hotel Ltd., Class - A ADR	30,187
855	Panera Bread Co., Class - A(a)	43,520
2,381	Penn National Gaming, Inc.(a)	63,263
2,167	Scientific Games Corp., Class - A(a)	49,884
23,148	Starbucks Corp.(a)	344,211
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Restaurants & Leisure (continued)
5,763	Starwood Hotels & Resorts Worldwide, Inc.	$162,171
5,707	Tim Hortons, Inc.	169,098
1,884	Wynn Resorts Ltd.	153,810
14,994	YUM! Brands, Inc.	488,954

		4,556,299

	Household Durables — 0.01%
1,394	Harman International Industries, Inc.	47,494
6	NVR, Inc.(a)	3,432
1,784	Pulte Homes, Inc.	24,922

		75,848

	Household Products — 0.73%
2,136	Church & Dwight Co., Inc.	132,624
15,989	Colgate-Palmolive Co.	1,204,771
1,831	Energizer Holdings, Inc.(a)	147,487
5,432	Kimberly-Clark Corp.	352,211
35,738	Procter & Gamble Co.	2,490,581
1,373	The Clorox Co.	86,074

		4,413,748

	Independent Power Producers & Energy Traders — 0.12%
11,423	Calpine Corp.(a)	148,499
5,066	Constellation Energy Group	123,104
3,520	Mirant Corp.(a)	64,381
2,838	NRG Energy, Inc.(a)	70,240
1,281	SunPower Corp.- Class B(a)	88,441
20,824	The AES Corp.(a)	243,433

		738,098

	Industrial Conglomerates — 0.39%
22,200	3M Co.	1,516,482
61	Carlisle Cos., Inc.	1,828
5,689	Danaher Corp.	394,817
7,006	McDermott International, Inc.(a)	179,003
7,813	Textron, Inc.	228,765
610	Valmont Industries, Inc.	50,441

		2,371,336

	Insurance — 0.18%
15,004	AFLAC, Inc.	881,485
1,099	AXIS Capital Holdings Ltd.	34,849
888	Brown & Brown, Inc.	19,198
3,933	Covanta Holding Corp.(a)	94,156
719	Philadelphia Consolidated Holding Corp.(a)	42,112
282	Transatlantic Holding, Inc.	15,327
240	W.R. Berkley Corp.	5,652

		1,092,779

	Internet & Catalog Retail — 0.13%
9,958	Amazon.com, Inc.(a)	724,544
149	IAC/InterActive Corp.(a)	2,578
1,221	priceline.com, Inc.(a)	83,553

		810,675

	Internet Software & Services — 0.81%
5,255	Akamai Technologies, Inc.(a)	91,647
35,075	eBay, Inc.(a)	784,979
1,038	Equinix, Inc.(a)	72,099
7,451	Google, Inc., Class - A(a)	2,984,275
916	Sohu.com, Inc.(a)	51,067
6,154	VeriSign, Inc.(a)	160,496
43,574	Yahoo!, Inc.(a)	753,830

		4,898,393

	IT Services — 0.63%
18,878	Accenture Ltd., Class - A	717,364
792	Affiliated Computer Services, Inc., Class - A(a)	40,099
2,042	Alliance Data Systems Corp.(a)	129,422
16,422	Automatic Data Processing, Inc.	702,041
8,851	Cognizant Tech Solutions Corp.(a)	202,068
1,084	DST Systems, Inc.(a)	60,693
1,256	Dun & Bradstreet Corp.	118,516
1,428	Fidelity National Information Services, Inc.	26,361
5,054	Fiserv, Inc.(a)	239,155
2,503	Global Payments, Inc.	112,285
1,373	IHS, Inc., Class - A(a)	65,410
2,262	Mastercard, Inc., Class - A	401,120
10,041	Paychex, Inc.	331,654
5,890	Red Hat, Inc.(a)	88,762
23,441	The Western Union Co.	578,290
6,287	Unisys Corp.(a)	17,289

		3,830,529

	Leisure Equipment & Products — 0.01%
1,734	Hasbro, Inc.	60,204

	Life Sciences Tools & Services — 0.24%
5,402	Applied Biosystems, Inc.	185,018
986	Charles River Laboratories International, Inc.(a)	54,753
1,945	Covance, Inc.(a)	171,957
3,962	Illumina, Inc.(a)	160,580
792	Invitrogen Corp.(a)	29,938
1,827	Millipore Corp.(a)	125,698
1,706	PerkinElmer, Inc.	42,599
3,421	Pharmaceutical Product Development, Inc.	141,458
1,160	Techne Corp.(a)	83,659
4,568	Thermo Electron Corp.(a)	251,240
3,177	Waters Corp.(a)	184,838

		1,431,738

	Machinery — 0.77%
2,153	AGCO Corp.(a)	91,739
2,411	Bucyrus International, Inc.	107,724
19,405	Caterpillar, Inc.	1,156,538
6,414	Cummins Engine, Inc.	280,420
13,629	Deere & Co.	674,636
2,364	Donaldson Co., Inc.	99,075
5,111	Dover Corp.	207,251
2,381	Eaton Corp.	133,765
824	Flowserve Corp.	73,147
1,760	Graco, Inc.	62,674
2,533	Harsco Corp.	94,202
763	Illinois Tool Works, Inc.	33,915
1,788	Ingersoll-Rand Co. Ltd., Class - A	55,732
4,397	ITT Corp.	244,517
857	John Bean Technologies Corp.(a)	10,850
3,403	Joy Global, Inc.	153,611
519	Kennametal, Inc.	14,075
916	Lincoln Electric Holding, Inc.	58,908
3,968	Manitowoc Co., Inc.	61,702
1,465	Oshkosh Truck Corp.	19,279
11,614	PACCAR, Inc.	443,539
3,937	Pall Corp.	135,394
5,188	Parker-Hannifin Corp.	274,964
1,609	SPX Corp.	123,893

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Machinery (continued)
1,221	Toro Co.	$50,427

		4,661,977

	Marine — 0.01%
1,740	Kirby Corp.(a)	66,016

	Media — 0.65%
1,160	Central Eurpoean Media Enterprises Ltd., Class - A(a)	75,864
1,007	Clear Channel Outdoor Holdings, Inc.(a)	13,776
25,963	Comcast Corp., Class - A	509,654
1,770	CTC Media, Inc.(a)	26,550
18,908	DirecTV Group, Inc.(a)	494,822
6,229	DISH Network Corp., Class - A(a)	130,809
2,564	Dreamworks Animation SKG, Inc.(a)	80,638
1,190	John Wiley & Sons, Inc.	48,136
2,508	Lamar Advertising Co.(a)	77,472
4,783	Liberty Global, Inc., Class - A(a)	144,925
16,454	Liberty Media Corp. - Entertainment, Class A(a)	410,856
1,404	MSCI, Inc., Class - A(a)	33,696
28,791	News Corp., Class - A	345,204
9,198	Omnicom Group, Inc.	354,675
97,763	Sirius XM Radio, Inc.(a)	55,725
12,942	The Interpublic Group of Cos., Inc.(a)	100,300
4,935	The McGraw-Hill Cos., Inc.	155,995
7,068	The Walt Disney Co.	216,917
2,225	Time Warner Cable, Inc., Class - A(a)	53,845
12,733	Time Warner, Inc.	166,930
16,700	Viacom, Inc., Class - B(a)	414,828
1,160	Warner Music Group Corp.	8,816

		3,920,433

	Metals & Mining — 0.35%
3,540	AK Steel Holding Corp.	91,757
20,108	Alcoa, Inc.	454,039
3,205	Allegheny Technologies, Inc.	94,708
92	Carpenter Technology	2,360
458	Century Aluminum Co.(a)	12,682
3,296	Cleveland-Cliffs, Inc.	174,490
2,472	Massey Energy Co.	88,176
13,843	Newmont Mining Corp.	536,555
2,167	Nucor Corp.	85,596
2,310	Patriot Coal Corp.(a)	67,105
6,775	Southern Copper Corp.	129,267
1,343	Steel Dynamics, Inc.	22,952
512	Titanium Metals Corp.	5,806
3,479	United States Steel Corp.	270,005
1,679	Walter Industries, Inc.	79,669

		2,115,167

	Multi-Utilities — 0.10%
1,495	Lennox International, Inc.	49,738
16,101	Public Service Enterprise Group, Inc.	527,952

		577,690

	Multiline Retail — 0.32%
6,827	Bed Bath & Beyond, Inc.(a)	214,436
2,381	Big Lots, Inc.(a)	66,263
337	Family Dollar Stores, Inc.	7,987
59	HSN, Inc.(a)	650
7,531	Kohl’s Corp.(a)	347,029
5,832	Nordstrom, Inc.	168,078
23,028	Target Corp.	1,129,523

		1,933,966

	Office Electronics — 0.01%
2,068	Zebra Technologies Corp., Class - A(a)	57,594

	Oil, Gas & Consumable Fuels — 1.54%
2,158	Alpha Natural Resources, Inc.(a)	110,986
4,409	Arch Coal, Inc.	145,012
1,770	Atwood Oceanics, Inc.(a)	64,428
1,434	Cabot Oil & Gas Corp., Class - A	51,825
7,328	Chesapeake Energy Corp.	262,782
946	CNX Gas Corp.(a)	21,181
5,707	CONSOL Energy, Inc.	261,894
946	Continental Resources, Inc.(a)	37,112
7,874	Denbury Resources, Inc.(a)	149,921
4,822	El Paso Corp.	61,529
427	Encore Acquisition Co.(a)	17,840
5,929	EOG Resources, Inc.	530,408
30,822	Exxon Mobil Corp.	2,393,637
1,343	Foundation Coal Holdings, Inc.	47,784
3,327	Frontier Oil Corp.	61,283
244	Helix Energy Solutions Group, Inc.(a)	5,924
8,859	Hess Corp.	727,147
1,404	Holly Corp.	40,604
900	Key Energy Services, Inc.(a)	10,440
2,045	Mariner Energy, Inc.(a)	41,923
5,921	Murphy Oil Corp.	379,773
366	Noble Energy, Inc.	20,346
25,906	Occidental Petroleum Corp.	1,825,078
8,581	Peabody Energy Corp.	386,145
7,192	Petrohawk Energy Corp.(a)	155,563
3,144	Plains Exploration & Production Co.(a)	110,543
2,991	Quicksilver Resources, Inc.(a)	58,713
4,929	Range Resources Corp.	211,306
3,460	SandRidge Energy, Inc.(a)	67,816
10,621	Southwestern Energy Co.(a)	324,365
824	St. Mary Land & Exploration Co.	29,376
2,228	Sunoco, Inc.	79,272
1,282	Tesoro Corp.	21,140
977	W&T Offshore, Inc.	26,662
1,343	Whiting Petroleum Corp(a)	95,702
18,582	Williams Cos., Inc.	439,464
1,972	XTO Energy, Inc.	91,738

		9,366,661

	Personal Products — 0.13%
488	Alberto-Culver Co.	13,293
13,507	Avon Products, Inc.	561,486
1,953	Bare Escentuals, Inc.(a)	21,229
702	NBTY, Inc.(a)	20,723
3,008	The Estee Lauder Cos., Inc., Class - A	150,130

		766,861

	Pharmaceuticals — 1.36%
48,665	Abbott Laboratories	2,802,131
9,670	Allergan, Inc.	498,005
1,038	Barr Laboratories, Inc.(a)	67,781
57,030	Bristol-Myers Squibb Co.	1,189,075
3,032	Eli Lilly & Co.	133,499
3,296	Endo Pharmaceuticals Holdings, Inc.(a)	65,920
839	Forest Laboratories, Inc., Class - A(a)	23,727
23,356	Johnson & Johnson	1,618,104
19,481	Merck & Co., Inc.	614,820
1,806	Mylan Laboratories, Inc.(a)	20,625
179	New Abraxis, Inc.(a)	12,344

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
2,503	Perrigo Co.	$96,265
51,280	Schering - Plough Corp.	947,142
3,622	Sepracor, Inc.(a)	66,319
3,083	Warner Chilcott Ltd., Class - A(a)	46,615
1,495	Watson Pharmaceuticals, Inc.(a)	42,607

		8,244,979

	Real Estate Investment Trusts — 0.23%
899	Apartment Investment & Management Co., Class - A	31,483
1,068	Camden Property Trust	48,979
1,434	Digital Realty Trust, Inc.	67,757
222	Essex Property Trust, Inc.	26,269
549	Federal Realty Investment Trust	46,994
3,702	General Growth Properties, Inc.	55,900
885	HCP, Inc.	35,515
366	Health Care REIT, Inc.	19,482
91	Kilroy Realty Corp.	4,349
1,801	Plum Creek Timber Co., Inc.	89,798
353	Rayonier, Inc.	16,715
7,120	Simon Property Group, Inc.	690,640
1,679	Taubman Centers, Inc.	83,950
2,428	The Macerich Co.	154,542
732	Ventas, Inc.	36,175

		1,408,548

	Real Estate Management & Development — 0.03%
1,923	CB Richard Ellis Group, Inc., Class - A(a)	25,711
2,350	Forest City Enterprises, Inc., Class - A	72,074
2,369	The St. Joe Co.(a)	92,604

		190,389

	Road & Rail — 0.53%
8,920	Burlington Northern Santa Fe Corp.	824,476
244	Con-Way, Inc.	10,763
12,757	CSX Corp.	696,149
2,416	J.B. Hunt Transport Services, Inc.	80,622
2,445	Kansas City Southern Industries, Inc.(a)	108,460
1,709	Landstar System, Inc.	75,299
3,469	Norfolk Southern Corp.	229,682
610	Ryder System, Inc.	37,820
16,276	Union Pacific Corp.	1,158,200

		3,221,471

	Semiconductors & Semiconductor Equipment — 1.18%
2,419	Advanced Micro Devices, Inc.(a)	12,700
9,338	Altera Corp.	193,110
9,101	Analog Devices, Inc.	239,811
42,866	Applied Materials, Inc.	648,563
9,095	Atmel Corp.(a)	30,832
15,967	Broadcom Corp., Class - A(a)	297,465
1,190	Cree, Inc.(a)	27,108
4,670	Cypress Semiconductor Corp.(a)	24,377
2,045	Integrated Device Technology, Inc.(a)	15,910
155,943	Intel Corp.	2,920,812
418	International Rectifier Corp.(a)	7,950
1,182	Intersil Corp., Class - A	19,598
4,868	KLA-Tencor Corp.	154,072
3,454	Lam Research Corp.(a)	108,766
6,978	Linear Technology Corp.	213,946
15,473	LSI Logic Corp.(a)	82,935
14,835	Marvell Technology Group Ltd.(a)	137,966
7,021	MEMC Electronic Materials, Inc.(a)	198,413
5,940	Microchip Technology, Inc.	174,814
3,052	Micron Technology, Inc.(a)	12,361
7,335	National Semiconductor Corp.	126,235
951	Novellus Systems, Inc.(a)	18,678
16,963	NVIDIA Corp.(a)	181,674
12,696	ON Semiconductor Corp.(a)	85,825
1,373	Silicon Laboratories, Inc.(a)	42,151
3,837	Teradyne, Inc.(a)	29,967
41,801	Texas Instruments, Inc.	898,722
2,258	Varian Semiconductor Equipment Associates, Inc.(a)	56,721
8,697	Xilinx, Inc.	203,945

		7,165,427

	Software — 2.02%
18,414	Activision Blizzard, Inc.(a)	284,128
16,839	Adobe Systems, Inc.(a)	664,635
2,803	ANSYS, Inc.(a)	106,150
7,150	Autodesk, Inc.(a)	239,882
5,924	BMC Software, Inc.(a)	169,604
5,799	CA, Inc.	115,748
5,969	Citrix Systems, Inc.(a)	150,777
4,456	Compuware Corp.(a)	43,179
10,131	Electronic Arts, Inc.(a)	374,746
1,282	FactSet Research Systems, Inc.	66,984
9,938	Intuit, Inc.(a)	314,140
4,386	McAfee, Inc.(a)	148,949
2,869	Metavante Technologies, Inc.(a)	55,257
253,437	Microsoft Corp.	6,764,233
5,066	Novell, Inc.(a)	26,039
5,524	Nuance Communications, Inc.(a)	67,338
122,770	Oracle Corp.(a)	2,493,459
3,357	Salesforce.com, Inc.(a)	162,479
1,343	VMware, Inc., Class - A(a)	35,777

		12,283,504

	Specialty Retail — 0.53%
2,590	Abercrombie & Fitch Co., Class - A	102,176
2,930	Advance Auto Parts, Inc.	116,204
3,876	American Eagle Outfitters, Inc.	59,109
519	AnnTaylor Stores Corp.(a)	10,712
1,325	AutoZone, Inc.(a)	163,426
10,672	Best Buy Co., Inc.	400,200
6,929	CarMax, Inc.(a)	97,006
2,820	Dick’s Sporting Goods, Inc.(a)	55,216
2,708	Dollar Tree, Inc.(a)	98,463
5,214	Gamestop Corp.(a)	178,371
1,979	Guess?, Inc.	68,849
5,964	Limited Brands, Inc.	103,296
2,341	Lowe’s Cos., Inc.	55,458
1,677	O’Reilly Automotive, Inc.(a)	44,893
3,995	PetSmart, Inc.	98,716
4,087	Ross Stores, Inc.	150,442
3,235	Sherwin-Williams Co.	184,913
18,956	Staples, Inc.	426,510
7,691	The Gap, Inc.	136,746
13,500	The TJX Cos., Inc.	412,020
4,053	Tiffany & Co.	143,963
3,405	Urban Outfitters, Inc.(a)	108,517
450	Williams-Sonoma, Inc.	7,281

		3,222,487

	Textiles, Apparel & Luxury Goods — 0.21%
10,904	Coach, Inc.(a)	273,036
2,857	Hanesbrands, Inc.(a)	62,140
11,153	NIKE, Inc., Class - B	746,135
1,312	Phillips-Van Heusen Corp.	49,738

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Textiles, Apparel & Luxury Goods (continued)
1,709	Polo Ralph Lauren Corp.	$113,888

		1,244,937

	Thrifts & Mortgage Finance — 0.02%
153	Capitol Federal Financial	6,782
18,982	Freddie Mac	32,459
5,484	Hudson City Bancorp, Inc.	101,180

		140,421

	Tobacco — 0.72%
49,477	Altria Group, Inc.	981,623
2,838	Lorillard, Inc.	201,924
66,468	Philip Morris International, Inc.	3,197,111

		4,380,658

	Trading Companies & Distributors — 0.08%
4,129	Fastenal Co.	203,931
61	GATX Corp.	2,414
1,326	MSC Industrial Direct Co., Inc., Class - A	61,089
2,442	W.W. Grainger, Inc.	212,380
855	WESCO International, Inc.(a)	27,514

		507,328

	Wireless Telecommunication Services — 0.14%
12,569	American Tower Corp., Class - A(a)	452,107
1,923	Clearwire Corp., Class - A(a)	22,845
1,877	Crown Castle International Corp.(a)	54,376
5,185	NII Holdings, Inc., Class - B(a)	196,615
3,510	SBA Communications Corp.(a)	90,804
1,373	Telephone & Data Systems, Inc.	49,085

		865,832

	Total SSgA Funds Management, Inc.	184,121,602

	Sustainable Growth Advisers, LP — 38.55%
	Air Freight & Logistics — 0.73%
55,870	FedEx Corp.	4,415,965

	Beverages — 3.68%
136,912	PepsiCo, Inc.	9,757,718
237,562	The Coca-Cola Co.	12,562,279

		22,319,997

	Biotechnology — 1.91%
143,299	Genzyme Corp.(a)	11,591,456

	Capital Markets — 1.55%
165,687	State Street Corp.	9,424,276

	Chemicals — 1.20%
150,533	Ecolab, Inc.	7,303,861

	Communications Equipment — 1.20%
168,807	Qualcomm, Inc.	7,253,637

	Computers & Peripherals — 0.81%
43,126	Apple, Inc.(a)	4,901,701

	Consumer Finance — 1.23%
210,328	American Express Co.	7,451,921

	Diversified Financial Services — 1.20%
119,000	Visa, Inc. – Class A	7,305,410

	Energy Equipment & Services — 1.11%
89,200	National Oilwell Varco, Inc.(a)	4,480,516

Shares or Principal Amount
29,000	Schlumberger Ltd.	2,264,610

		6,745,126

	Food & Drugs Retailing — 1.14%
224,714	Sysco Corp.	6,927,933

	Health Care Equipment & Supplies — 4.13%
31,400	DENTSPLY International, Inc.	1,178,756
286,372	Medtronic, Inc.	14,347,237
147,121	Zimmer Holdings, Inc.(a)	9,498,132

		25,024,125

	Health Care Providers & Services — 0.81%
91,278	Henry Schein, Inc.(a)	4,914,407

	Hotels, Restaurants & Leisure — 0.77%
314,503	Starbucks Corp.(a)	4,676,660

	Household Products — 2.05%
177,987	Procter & Gamble Co.	12,403,914

	Internet & Catalog Retail — 1.16%
96,839	Amazon.Com, Inc.(a)	7,046,006

	Internet Software & Services — 1.87%
196,611	eBay, Inc.(a)	4,400,154
17,380	Google, Inc., Class - A(a)	6,961,038

		11,361,192

	IT Services — 1.58%
224,514	Automatic Data Processing, Inc.	9,597,973

	Pharmaceuticals — 1.60%
212,221	Teva Pharmaceutical Industries Ltd. - ADR	9,717,600

	Software — 5.47%
275,875	Electronic Arts, Inc.(a)	10,204,616
497,683	Microsoft Corp.	13,283,159
181,276	SAP AG - ADR	9,685,577

		33,173,352

	Specialty Retail — 3.35%
408,191	Lowe’s Cos., Inc.	9,670,045
474,063	Staples, Inc.	10,666,417

		20,336,462

	Total Sustainable Growth Advisers, LP	233,892,974

	Total Common Stocks	596,068,570

	Money Market Mutual Funds — 0.58%
	SSgA Funds Management, Inc. — 0.58%
3,520,330	Alliance Money Market Fund Prime Portfolio, 2.20%(b)	3,520,330

	Total Money Market Mutual Funds	3,520,330

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
717	Fresenius Kabi Pharmaceuticals Holding, Inc.	466

	Total Rights	466

	Time Deposits — 1.85%
	Sustainable Growth Advisers, LP — 0.91%
$5,513,505	Liquidity Management Control System Time Deposit	5,513,505

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount	Security Description	Value
	Time Deposits (continued)
	Jennison Associates LLC — 0.94%
$5,690,701	Liquidity Management Control System Time Deposit	$5,690,701

	Total Time Deposits	11,204,206

	U.S. Treasury Bills — 0.05%
	SSgA Funds Management, Inc. — 0.05%
326,000	U.S. Treasury Bill, 1.46%, 12/11/08(c)(d)	325,572

	Total U.S. Treasury Bills	325,572

	Total Investments (cost $676,577,373) — 100.73%	611,119,144
	Liabilities in excess of other assets — (0.73)%	(4,429,309)

	Net Assets — 100.00%	$606,689,835

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/Loss
25	NASDAQ 100 E-mini Future	$797,125	Dec-08	$(37,806)
3	Russell 1000 Future	949,875	Dec-08	(79,591)
5	Russell 1000 Growth Future	1,206,875	Dec-08	(69,402)
15	S&P 500 E-mini Future	875,550	Dec-08	(34,834)

				$(221,633)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks —95.38%
	Franklin Portfolio Associates LLC— 14.17%
	Aerospace & Defense — 0.18%
3,015	Esterline Technologies Corp.(a)	$119,364
15,148	Orbital Sciences Corp.(a)	363,098
7,709	TransDigm Group, Inc.(a)	263,879

		746,341

	Air Freight & Logistics — 0.09%
2,546	Bristow Group, Inc.(a)	86,157
18,099	Pacer International, Inc.	298,090

		384,247

	Airlines — 0.05%
13,941	SkyWest, Inc.	222,777

	Auto Components — 0.10%
10,500	ArvinMeritor, Inc.	136,920
7,839	ATC Technology Corp.(a)	186,098
10,345	Cooper Tire & Rubber Co.	88,967

		411,985

	Beverages — 0.05%
4,733	Central European Distribution Corp.(a)	214,926

	Biotechnology — 0.60%
7,235	BioMarin Pharmaceutical, Inc.(a)	191,655
15,700	Cadence Pharmaceuticals, Inc.(a)	139,416
20,285	CV Therapeutics, Inc.(a)	219,078
29,525	Enzon Pharmaceuticals, Inc.(a)	217,895
10,759	Martek Biosciences Corp. (a)	338,048
25,000	Momenta Pharmaceuticals, Inc.(a)	327,750
8,781	OSI Pharmaceuticals, Inc.(a)	432,815
7,300	Progenics Pharmaceuticals, Inc.(a)	97,163
18,593	Regeneron Pharmaceuticals, Inc.(a)	405,885
13,574	Seattle Genetics, Inc.(a)	145,242

		2,514,947

	Building Products — 0.13%
13,983	Gibraltar Industries, Inc.	261,622
8,446	NCI Building Systems, Inc.(a)	268,160

		529,782

	Capital Markets — 0.26%
4,729	Greenhill & Co., Inc.	348,764
24,299	Knight Capital Group, Inc., Class - A(a)	361,083
6,502	optionsXpress Holdings, Inc.	126,269
18,000	Penson Worldwide, Inc.(a)	249,660

		1,085,776

	Chemicals — 0.31%
3,321	H.B. Fuller Co.	69,309
6,100	Innophos Holdings, Inc.	148,718
16,616	Landec Corp.(a)	136,085
4,022	Mineral Technologies, Inc.	238,746
14,602	Olin Corp.	283,279
2,881	Sensient Technologies Corp.	81,042
12,194	Spartech Corp.	120,721
5,237	Terra Industries, Inc. (a)	153,968
4,800	W. R. Grace & Co.(a)	72,576

		1,304,444

	Commercial Banks — 1.14%
17,649	Banco Latinoamericano de Exportaciones S.A., Class - E	254,499
12,401	Bank Mutual Corp.	140,751
13,043	Cathay General Bancorp	310,423
6,134	Community Bank System, Inc.	154,270
41,308	First Bancorp	456,867
14,914	First Financial Bancorp.	217,744
16,473	FirstMerit Corp.	345,933
18,359	Frontier Financial Corp.	246,561
27,159	National Penn Bancshares, Inc.	396,521
12,600	Old Second Bancorp, Inc.	233,352
20,444	Oriental Financial Group, Inc.	365,130
15,551	Pacific Capital Bancorp	316,463
17,600	Provident New York Bancorp	232,672
23,015	Sterling Bancshares, Inc.	240,507
13,569	Susquehanna Bancshares, Inc.	264,867
6,709	SVB Financial Group(a)	388,585
1,809	UMB Financial Corp.	95,009
9,652	Umpqua Holdings Corp.	141,981

		4,802,135

	Commercial Services & Supplies — 0.78%
35,124	CBIZ, Inc.(a)	297,149
6,971	CDI Corp.	155,662
20,139	COMSYS IT Partners, Inc.(a)	195,751
4,300	Consolidated Graphics, Inc.(a)	130,419
6,030	Dollar Financial Corp.(a)	92,802
8,442	Ennis, Inc.	130,513
7,105	Heartland Payment Systems, Inc.	181,604
9,561	IKON Office Solutions, Inc.	162,633
17,780	Knoll, Inc.	268,834
7,839	Korn/Ferry International(a)	139,691
8,949	Net 1 UEPS Technologies, Inc.(a)	199,831
19,600	On Assignment, Inc.(a)	154,448
22,000	Sapient Corp.(a)	163,460
8,949	School Specialty, Inc.(a)	279,119
6,939	Taleo Corp., Class - A(a)	138,017
10,759	TeleTech Holdings, Inc.(a)	133,842
5,563	United Stationers, Inc.(a)	266,078
4,087	Viad Corp.	117,665
3,149	Wright Express Corp.(a)	93,084

		3,300,602

	Communications Equipment — 0.57%
14,880	Anaren, Inc.(a)	151,032
8,720	Blue Coat Systems, Inc.(a)	123,737
8,010	Comtech Telecommunications Corp.(a)	394,412
11,982	Dycom Industries, Inc.(a)	156,006
12,600	EMS Technologies, Inc.(a)	281,106
11,390	Foundry Networks, Inc.(a)	207,412
21,099	Harmonic, Inc.(a)	178,286
21,293	Infinera Corp.(a)	203,561
12,367	NTELOS Holding Corp.	332,549
21,340	Oplink Communications, Inc.(a)	257,574
5,966	Plantronics, Inc.	134,354

		2,420,029

	Computers & Peripherals — 0.12%
10,088	Intermec, Inc.(a)	198,128
16,696	Netezza Corp.(a)	177,145
4,827	Synaptics, Inc.(a)	145,872

		521,145

	Construction & Engineering — 0.15%
9,383	EMCOR Group, Inc.(a)	246,960
7,041	Michael Baker Corp.(a)	245,027
5,597	Perini Corp.(a)	144,347

		636,334

	Consumer Finance — 0.04%
4,154	World Acceptance Corp.(a)	149,544

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Containers & Packaging — 0.06%
6,554	AptarGroup, Inc.	$256,327

	Diversified Consumer Services — 0.11%
8,786	Calgon Carbon Corp.(a)	178,883
2,974	DeVry, Inc.	147,332
741	Strayer Education, Inc.	148,393

		474,608

	Diversified Financial Services — 0.19%
4,958	Calamos Asset Management, Inc., Class - A	88,847
5,762	FCStone Group, Inc.(a)	103,659
12,199	Financial Federal Corp.	279,601
12,836	Interactive Brokers Group, Inc., Class - A(a)	284,574
5,206	Resource America, Inc., Class - A	49,457

		806,138

	Diversified Telecommunication Services — 0.07%
18,368	Syniverse Holdings, Inc.(a)	305,093

	Electric Utilities — 0.09%
19,004	EL Paso Electric Co.(a)	399,084

	Electrical Equipment — 0.38%
8,915	Acuity Brands, Inc.	372,290
6,100	Belden, Inc.	193,919
7,139	CIRCOR International, Inc.	310,047
18,615	FuelCell Energy, Inc.(a)	112,248
24,334	GrafTech International Ltd.(a)	367,687
7,326	Woodward Governor Co.	258,388

		1,614,579

	Electronic Equipment & Instruments — 0.39%
5,162	Analogic Corp.	256,861
6,062	Anixter International, Inc.(a)	360,750
4,891	Benchmark Electronics, Inc.(a)	68,865
10,595	Cognex Corp.	213,595
18,266	Methode Electronics, Inc.	163,298
10,793	ScanSource, Inc.(a)	310,730
5,561	SYNNEX Corp.(a)	124,233
14,479	TTM Technologies, Inc.(a)	143,632

		1,641,964

	Energy Equipment & Services — 0.25%
3,615	Energy Conversion Devices, Inc.(a)	210,574
8,586	Fuel Systems Solutions, Inc.(a)	295,788
10,293	Matrix Service Co.(a)	196,596
6,344	Oil States International, Inc.(a)	224,260
5,228	Willbros Group, Inc.(a)	138,542

		1,065,760

	Food & Staples Retailing — 0.20%
11,473	Casey’s General Stores, Inc.	346,140
22,014	Chiquita Brands International, Inc.(a)	348,041
12,663	The Great Atlantic & Pacific Tea Co., Inc.(a)	137,014

		831,195

	Food Products — 0.23%
16,700	Darling International, Inc.(a)	185,537
11,662	Flowers Foods, Inc.	342,396
7,809	Fresh Del Monte Produce, Inc.(a)	173,360
12,663	Imperial Sugar Co.	171,457
1,608	Ralcorp Holdings, Inc.(a)	108,395

		981,145

	Gas Utilities — 0.12%
3,719	New Jersey Resources Corp.	133,475
11,730	Piedmont Natural Gas Co., Inc.	374,891

		508,366

	Health Care Equipment & Supplies — 0.39%
13,248	BioMimetic Therapeutics, Inc.(a)	146,523
10,446	CONMED Corp.(a)	334,272
8,278	Cynosure, Inc. Class - A(a)	148,508
13,773	Invacare Corp.	332,480
9,888	Merit Medical Systems, Inc.(a)	185,598
23,049	RTI Biologics, Inc.(a)	215,508
4,154	Somanetics Corp.(a)	90,848
5,698	SonoSite, Inc.(a)	178,917

		1,632,654

	Health Care Providers & Services — 0.46%
11,194	AMERIGROUP Corp.(a)	282,649
9,788	Apria Healthcare Group, Inc.(a)	178,533
3,200	CorVel Corp.(a)	91,552
19,787	Cross Country Healthcare, Inc.(a)	322,330
2,680	Magellan Health Services, Inc.(a)	110,041
9,920	Molina Healthcare, Inc.(a)	307,520
6,903	Owens & Minor, Inc.	334,795
20,400	Quidel Corp.(a)	334,764

		1,962,184

	Hotels, Restaurants & Leisure — 0.20%
5,500	Bob Evans Farms, Inc.	150,095
12,131	Jack in the Box, Inc.(a)	255,964
6,600	P.F. Chang’s China Bistro, Inc.(a)	155,364
9,849	WMS Industries, Inc.(a)	301,084

		862,507

	Household Durables — 0.10%
17,621	American Greetings Corp., Class - A	269,425
12,276	Tempur-Pedic International, Inc.	144,366

		413,791

	Independent Power Producers & Energy Traders — 0.05%
6,196	Ormat Technologies, Inc.	225,101

	Industrial Conglomerates — 0.04%
5,200	Robbins & Myers, Inc.	160,836

	Insurance — 0.44%
7,273	American Physicians Capital, Inc.	307,866
23,894	AmTrust Financial Services, Inc.	324,719
9,363	Aspen Insurance Holdings Ltd.	257,483
8,209	Delphi Financial Group, Inc., Class - A	230,180
2,170	Odyssey Re Holdings Corp.	95,046
6,231	Presidential Life Corp.	98,388
5,199	RLI Corp.	322,806
23,786	The Phoenix Cos., Inc.	219,783

		1,856,271

	Internet & Catalog Retail — 0.16%
11,293	Overstock.com, Inc.(a)	223,714
1,757	priceline.com, Inc.(a)	120,232
22,673	Systemax, Inc.	318,782

		662,728

	Internet Software & Services — 0.25%
3,623	athenahealth, Inc.(a)	120,537
27,561	EarthLink, Inc.(a)	234,269
11,390	Interactive Intelligence, Inc.(a)	102,738
13,604	Interwoven, Inc.(a)	192,088
2,479	Sohu.com, Inc.(a)	138,204

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Internet Software & Services (continued)
25,059	Vignette Corp.(a)	$269,134

		1,056,970

	IT Services — 0.20%
33,013	MPS Group, Inc.(a)	332,771
18,834	Sykes Enterprises, Inc.(a)	413,594
7,504	Tyler Technologies, Inc.(a)	113,836

		860,201

	Leisure Equipment & Products — 0.21%
5,829	Bally Technologies, Inc.(a)	176,502
10,557	Marvel Entertainment, Inc.(a)	360,416
8,076	Polaris Industries, Inc.	367,377

		904,295

	Life Sciences Tools & Services — 0.33%
10,825	Albany Molecular Research, Inc.(a)	195,824
2,212	Bio-Rad Laboratories, Inc., Class - A(a)	219,254
21,440	Bruker BioSciences Corp.(a)	285,795
4,859	Dionex Corp.(a)	308,790
6,258	PAREXEL International Corp.(a)	179,354
4,757	Varian, Inc.(a)	204,075

		1,393,092

	Machinery — 0.42%
12,836	Actuant Corp., Class - A	323,981
1,678	Ampco-Pittsburgh Corp.	43,460
8,547	Chart Industries, Inc.(a)	244,102
3,015	Hurco Cos., Inc.(a)	89,154
12,399	Kadant, Inc.(a)	282,325
7,339	L.B. Foster Co., Class - A(a)	223,252
13,272	Tecumseh Products Co., Class - A(a)	332,331
4,726	WABTEC Technologies Corp	242,113

		1,780,718

	Marine — 0.08%
12,650	Knightsbridge Tankers Ltd.	334,846

	Media — 0.05%
5,159	Fisher Communications, Inc. (a)	203,265

	Metals & Mining — 0.11%
1,984	Alpha Natural Resources, Inc.(a)	102,037
3,600	Olympic Steel, Inc.	106,164
18,298	Worthington Industries, Inc.	273,372

		481,573

	Multi-Utilities — 0.08%
7,685	CH Energy Group, Inc.	334,835

	Oil, Gas & Consumable Fuels — 0.55%
8,214	ATP Oil & Gas Corp.(a)	146,291
2,948	Berry Petroleum Co., Class - A	114,176
6,135	Carrizo Oil & Gas, Inc.(a)	222,516
4,145	Cimarex Energy Co.	202,732
6,424	Contango Oil & Gas Co.(a)	346,768
4,083	Gulf Island Fabrication, Inc.	140,741
10,342	Mariner Energy, Inc.(a)	212,011
7,370	PetroQuest Energy, Inc.(a)	113,129
14,900	Rosetta Resources, Inc.(a)	273,564
8,044	Stone Energy Corp.(a)	340,503
19,808	Warren Resources, Inc.(a)	197,684

		2,310,115

	Paper & Forest Products — 0.12%
16,951	Cenveo, Inc.(a)	130,353
22,194	Glatfelter	300,507
2,010	Potlatch Corp.	93,244

		524,104

	Personal Products — 0.03%
7,315	Elizabeth Arden, Inc.(a)	143,593

	Pharmaceuticals — 0.33%
6,399	Cubist Pharmaceuticals, Inc.(a)	142,250
18,735	Isis Pharmaceuticals, Inc.(a)	316,434
8,077	Medicis Pharmaceutical Corp., Class - A	120,428
12,328	Pain Therapeutics, Inc.(a)	120,444
4,221	Perrigo Co.	162,340
13,000	Pharmerica Corp.(a)	292,370
19,200	ViroPharma, Inc.(a)	251,904

		1,406,170

	Real Estate Investment Trusts — 0.81%
8,757	Capstead Mortgage Corp.	95,889
26,781	Extra Space Storage, Inc.	411,356
15,981	First Potomac Realty Trust	274,713
15,083	Glimcher Realty Trust	157,467
20,208	Inland Real Estate Corp.	317,064
15,752	Investors Real Estate Trust	176,265
15,343	Kite Realty Group Trust	168,773
16,422	Lexington Realty Trust	282,787
1,947	National Health Investors, Inc.	66,548
18,100	National Retail Properties, Inc.	433,495
7,303	Nationwide Health Properties, Inc.	262,762
18,158	NorthStar Realty Finance Corp.	140,724
9,720	Pennsylvania Real Estate Investment Trust	183,222
16,080	Strategic Hotels & Resorts, Inc.	121,404
13,108	Sunstone Hotel Investors, Inc.	176,958
12,100	U-Store-It Trust	148,467

		3,417,894

	Semiconductors & Semiconductor Equipment — 0.61%
11,400	American Superconductor Corp.(a)	268,698
45,416	Amkor Technologies, Inc.(a)	289,300
23,600	Applied Micro Circuits Corp.(a)	141,128
6,873	Cabot Microelectronics Corp.(a)	220,486
8,315	Cymer, Inc.(a)	210,619
19,570	Intevac, Inc.(a)	208,225
11,591	Micrel, Inc.	105,130
20,409	OmniVision Technologies, Inc.(a)	232,867
19,158	Pericom Semiconductor Corp.(a)	201,159
17,219	PMC-Sierra, Inc.(a)	127,765
15,116	Semtech Corp.(a)	211,019
7,346	Transmeta Corp.(a)	119,079
21,525	Ultratech, Inc.(a)	260,452

		2,595,927

	Software — 0.55%
4,087	ANSYS, Inc.(a)	154,775
6,336	Concur Technologies, Inc.(a)	242,415
12,767	Jack Henry & Associates, Inc.	259,553
17,361	JDA Software Group, Inc.(a)	264,061
15,384	Manhattan Associates, Inc.(a)	343,679
16,300	RightNow Technologies, Inc.(a)	204,891
9,654	SPSS, Inc.(a)	283,441
11,508	Sybase, Inc.(a)	352,375
7,300	Take-Two Interactive Software, Inc.	119,720
9,400	Wind River Systems, Inc.(a)	94,000

		2,318,910

	Specialty Retail — 0.29%
4,492	Aeropostale, Inc.(a)	144,238
20,041	Dress Barn, Inc.(a)	306,427

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Specialty Retail (continued)
10,586	hhgregg, Inc.(a)	$103,213
8,375	Insight Enterprises, Inc.(a)	112,309
9,430	Jos. A. Bank Clothiers, Inc.(a)	316,848
5,800	Shoe Carnival, Inc.(a)	95,004
3,400	Tractor Supply Co.(a)	142,970

		1,221,009

	Textiles, Apparel & Luxury Goods — 0.36%
3,284	Deckers Outdoor Corp.(a)	341,799
11,899	Fossil, Inc.(a)	335,909
10,200	Fuqi International, Inc.(a)	83,130
10,800	Jo-Ann Stores, Inc.(a)	226,584
11,294	Perry Ellis International, Inc.(a)	168,393
14,009	Wolverine World Wide, Inc.	370,678

		1,526,493

	Thrifts & Mortgage Finance — 0.07%
11,027	First Financial Holdings, Inc.	288,687

	Tobacco — 0.05%
4,089	Universal Corp.	200,729

	Trading Companies & Distributors — 0.10%
11,040	Applied Industrial Technologies, Inc.	297,307
6,800	Beacon Roofing Supply, Inc.(a)	106,216

		403,523

	Transportation — 0.04%
13,100	Celadon Group, Inc.(a)	150,257

	Water Utilities — 0.03%
4,815	SJW Corp.	144,306

	Total Franklin Portfolio Associates LLC	59,906,857

	Frontier Capital Management Company, LLC— 22.11%
	Aerospace & Defense — 0.35%
18,172	BFGoodrich Corp.	755,955
30,870	Orbital Sciences Corp.(a)	739,954

		1,495,909

	Auto Components — 0.51%
27,672	ArvinMeritor, Inc.	360,843
18,023	Autoliv, Inc.	608,276
10,720	Gentex Corp.	153,296
19,407	Navistar International Corp.(a)	1,051,471

		2,173,886

	Biotechnology — 0.69%
65,260	Alkermes, Inc.(a)	867,958
47,571	CV Therapeutics(a)	513,767
24,193	Genomic Health, Inc.(a)	547,972
46,097	Nanosphere, Inc.(a)	393,207
10,900	Osiris Therapeutics, Inc.(a)	210,261
28,945	Progenics Pharmaceuticals, Inc.(a)	385,258

		2,918,423

	Capital Markets — 0.15%
17,956	Thomas Weisel Partners Group, Inc.(a)	151,369
18,761	Waddell & Reed Financial, Inc.	464,335

		615,704

	Chemicals — 0.80%
27,765	Albemarle Corp.	856,273
33,166	Cabot Corp.	1,054,016
62,781	Chemtura Corp.	286,281
13,400	FMC Corp.	688,626
25,327	Hercules, Inc.	501,221

		3,386,417

	Commercial Services & Supplies — 0.74%
16,549	Avery-Dennison Corp.	736,099
15,678	Clean Harbors, Inc.(a)	1,059,049
29,045	Republic Services, Inc., Class - A	870,769
19,319	Ritchie Bros. Auctioneers, Inc.	451,292

		3,117,209

	Communications Equipment — 0.70%
29,548	ADTRAN, Inc.	575,891
25,528	Anaren, Inc.(a)	259,109
86,098	Arris Group, Inc.(a)	665,538
15,946	Ciena Corp.(a)	160,736
8,308	CommScope, Inc.(a)	287,789
52,334	Harmonic, Inc.(a)	442,222
117,655	Sonus Networks, Inc.(a)	338,846
18,292	Switch and Data Facilities Co.(a)	227,735

		2,957,866

	Computers & Peripherals — 0.69%
17,315	Avid Technology, Inc.(a)	416,599
22,312	Diebold, Inc.	738,750
50,117	Hutchinson Technology, Inc.(a)	580,355
22,580	Seagate Technology	273,670
30,268	Seagate Technology Escrow(a)(b)	0
42,814	Western Digital Corp.(a)	912,794

		2,922,168

	Construction & Engineering — 0.98%
47,856	Chicago Bridge & Iron Co.	920,750
25,193	Fluor Corp.	1,403,250
26,400	Foster Wheeler Ltd.(a)	953,304
15,745	Jacobs Engineering Group, Inc.(a)	855,111

		4,132,415

	Containers & Packaging — 0.61%
115,980	Crown Holdings, Inc.(a)	2,575,916

	Diversified Consumer Services — 0.15%
31,156	Sotheby’s	624,989

	Diversified Financial Services — 0.14%
45,772	GFI Group, Inc.	215,586
12,998	Investment Technology Group, Inc.(a)	395,529

		611,115

	Diversified Telecommunication Services — 0.20%
139,189	Level 3 Communications, Inc.(a)	375,810
34,238	SAVVIS, Inc.(a)	460,159

		835,969

	Electrical Equipment — 0.84%
16,013	A.O. Smith Corp.	627,550
37,923	Belden, Inc.	1,205,572
9,355	Franklin Electric Co., Inc.	416,765
18,700	General Cable Corp.(a)	666,281
11,792	Hubbell, Inc., Class - B	413,310
5,963	Thomas & Betts Corp.(a)	232,974

		3,562,452

	Electronic Equipment & Instruments — 1.05%
24,590	Cognex Corp.	495,735
28,716	DTS, Inc.(a)	799,166
126,967	Flextronics International Ltd.(a)	898,926
18,090	Itron, Inc.(a)	1,601,508
22,896	Jabil Circuit, Inc.	218,428

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Equipment & Instruments (continued)
11,457	Rogers Corp.(a)	$423,680

		4,437,443

	Energy Equipment & Services — 0.87%
5,226	Core Laboratories N.V.	529,498
21,977	Dril-Quip, Inc.(a)	953,582
11,081	ENSCO International, Inc.	638,598
7,437	National-Oilwell Varco, Inc.(a)	373,561
22,915	Noble Corp.	1,005,968
2,848	SunPower Corp., Class - A(a)	196,673

		3,697,880

	Food Products — 0.09%
22,781	Smithfield Foods, Inc.(a)	361,762

	Health Care Equipment & Supplies — 1.56%
54,406	Cooper Cos., Inc.	1,891,153
106,058	DexCom, Inc.(a)	656,499
27,821	Helicos Biosciences Corp.(a)	47,852
62,379	Insulet Corp.(a)	868,316
11,457	Patterson Cos., Inc.(a)	348,407
84,236	RTI Biologics, Inc.(a)	787,607
23,786	STERIS Corp.	893,878
36,717	Wright Medical Group, Inc.(a)	1,117,665

		6,611,377

	Health Care Providers & Services — 1.40%
39,062	AMN Healthcare Services, Inc.(a)	686,319
9,983	Express Scripts, Inc., Class - A(a)	736,945
21,910	HealthExtras, Inc.(a)	572,289
11,859	Magellan Health Services, Inc.(a)	486,931
96,617	Omnicare, Inc.	2,779,671
6,633	Pediatrix Medical Group, Inc.(a)	357,651
29,757	The Providence Service Corp.(a)	291,619

		5,911,425

	Hotels, Restaurants & Leisure — 0.13%
13,400	Cheesecake Factory, Inc.(a)	195,908
7,169	Panera Bread Co., Class - A(a)	364,902

		560,810

	Industrial Conglomerates — 0.08%
11,323	Carlisle Cos., Inc.	339,350

	Insurance — 0.24%
22,580	Montpelier Re Holdings Ltd. - ADR	372,796
29,347	OneBeacon Insurance Group Ltd.	620,689

		993,485

	IT Services — 0.36%
15,276	Global Payments, Inc.	685,281
44,757	Ness Technologies, Inc.(a)	513,363
18,493	Perot Systems Corp., Class - A(a)	320,854

		1,519,498

	Life Sciences Tools & Services — 1.37%
19,921	Charles River Laboratories International, Inc.(a)	1,106,213
32,965	ICON PLC - ADR(a)	1,260,911
37,612	Illumina, Inc.(a)	1,524,415
6,633	Millipore Corp.(a)	456,351
10,452	PAREXEL International Corp.(a)	299,554
27,672	Pharmaceutical Product Development, Inc.	1,144,237

		5,791,681

	Machinery — 0.88%
46,767	Albany International Corp., Class - A	1,278,142
16,080	Kadant, Inc.(a)	366,142
23,786	Kaydon Corp.	1,071,797
5,695	Oshkosh Corp.	74,946
19,565	Pall Corp.	672,840
7,571	Pentair, Inc.	261,730

		3,725,597

	Marine — 0.15%
17,219	Kirby Corp.(a)	653,289

	Media — 0.30%
34,640	Cinemark Holdings, Inc.	471,104
26,399	RHI Entertainment, Inc.(a)	393,345
54,562	TiVo, Inc.(a)	399,394

		1,263,843

	Metals & Mining — 0.51%
15,812	Brush Engineered Materials, Inc.(a)	293,629
14,137	Freeport-McMoRan Copper & Gold, Inc., Class - B	803,688
56,751	Hecla Mining Co.(a)	265,595
12,998	Massey Energy Co.	463,639
15,868	RTI International Metals, Inc.(a)	310,378

		2,136,929

	Multiline Retail — 0.14%
16,415	Dollar Tree, Inc.(a)	596,849

	Oil, Gas & Consumable Fuels — 0.69%
23,719	Flotek Industries, Inc.(a)	260,909
28,208	Frontier Oil Corp.	519,591
95,277	Talisman Energy, Inc.	1,354,839
33,501	World Fuel Services Corp.	771,528

		2,906,867

	Paper & Forest Products — 0.12%
26,466	Neenah Paper, Inc.	524,027

	Pharmaceuticals — 0.04%
11,189	Medicis Pharmaceutical Corp., Class - A	166,828

	Real Estate Investment Trusts — 0.19%
66,868	CapitalSource, Inc.	822,476

	Road & Rail — 0.52%
22,915	Kansas City Southern(a)	1,016,509
26,466	Landstar System, Inc.	1,166,092

		2,182,601

	Semiconductors & Semiconductor Equipment — 2.60%
46,298	Actel Corp.(a)	577,799
38,459	Altera Corp.	795,332
39,330	ATMI, Inc.(a)	707,153
14,137	Cabot Microelectronics Corp.(a)	453,515
39,330	Cree, Inc.(a)	895,937
40,268	Cymer, Inc.(a)	1,019,988
10,385	Cypress Semiconductor Corp.(a)	54,210
82,345	Entropic Communications, Inc.(a)	116,106
32,831	Fairchild Semiconductor International, Inc.(a)	291,868
60,690	Integrated Device Technology, Inc.(a)	472,168
14,673	International Rectifier Corp.(a)	279,081
45,494	Maxim Integrated Products, Inc.	823,441
12,395	MEMC Electronic Materials, Inc.(a)	350,283
38,392	Microsemi Corp.(a)	978,228
38,111	Mindspeed Technologies, Inc.(a)	90,704
37,923	National Semiconductor Corp.	652,655
103,987	PMC-Sierra, Inc.(a)	771,584
14,874	Silicon Laboratories, Inc.(a)	456,632
126,164	Skyworks Solutions, Inc.(a)	1,054,731

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Semiconductors & Semiconductor Equipment (continued)
19,364	Teradyne, Inc.(a)	$151,233

		10,992,648

	Software — 0.76%
68,811	Amdocs Ltd.(a)	1,884,045
19,364	CommVault Systems, Inc.(a)	233,336
40,268	Macrovision Solutions Corp.(a)	619,322
21,374	Manhattan Associates, Inc.(a)	477,495

		3,214,198

	Textiles, Apparel & Luxury Goods — 0.10%
77,678	Chico’s FAS, Inc.(a)	424,899

	Trading Companies & Distributors — 0.28%
11,658	Nu Skin Enterprises, Inc., Class - A	189,093
19,884	Watsco, Inc.	999,767

		1,188,860

	Wireless Telecommunication Services — 0.13%
14,606	NII Holdings, Class - B(a)	553,860

	Total Frontier Capital Management Company, LLC	93,508,920

	Geewax & Partners, LLC— 16.85%
	Aerospace & Defense — 0.14%
13,400	Aircastle Ltd.	132,794
10,184	Triumph Group, Inc.	465,511

		598,305

	Air Freight & Logistics — 0.25%
28,001	Hub Group, Inc., Class - A(a)	1,054,238

	Auto Components — 0.22%
64,779	ArvinMeritor, Inc.	844,718
2,855	ATC Technology Corp.(a)	67,778

		912,496

	Biotechnology — 0.23%
4,824	Cytokinetics, Inc.(a)	22,866
8,844	Nabi Biopharmaceuticals(a)	41,213
18,560	OSI Pharmaceuticals, Inc.(a)	914,822

		978,901

	Building Products — 0.12%
15,879	NCI Building Systems, Inc.(a)	504,158

	Business Services — 0.15%
21,354	Emergency Medical Services Corp.(a)	638,058

	Capital Markets — 0.21%
12,000	Ares Capital Corp.	125,160
29,883	Knight Capital Group, Inc., Class - A(a)	444,061
5,360	MVC Capital, Inc.	81,740
12,060	SWS Group, Inc.	243,130

		894,091

	Chemicals — 0.87%
12,194	Arch Chemicals, Inc.	430,448
21,390	Aventine Renewable Energy Holdings, Inc.(a)	67,592
1,729	Compass Minerals International, Inc.	90,582
10,251	Ferro Corp.	206,045
27,002	Hercules, Inc.	534,370
30,032	Innophos Holdings, Inc.	732,180
17,755	Koppers Holdings, Inc.	664,215
7,328	Minerals Technologies, Inc.	434,990
1,675	Stepan Co.	91,405
7,900	Symyx Technologies, Inc.(a)	78,289
11,725	Terra Industries, Inc.	344,715

		3,674,831

	Commercial Banks — 0.68%
10,586	Banco Latinoamericano de Exportaciones S.A., Class - E	152,650
3,630	Bank Mutual Corp.	41,201
1,340	Center Financial Corp.	17,112
15,946	FirstMerit Corp.	334,866
47,772	National Penn Bancshares, Inc.	697,471
8,500	Northwest Bancorp, Inc.	234,090
36,499	Oriental Financial Group, Inc.	651,872
32,429	Pacific Capital Bancorp	659,930
7,000	TrustCo Bank Corp.	81,970

		2,871,162

	Commercial Services & Supplies — 1.04%
17,286	Chemed Corp.	709,763
7,504	Cornell Cos., Inc.(a)	203,959
1,608	CRA International, Inc.(a)	44,188
28,208	CSG Systems International, Inc.(a)	494,486
22,580	Interactive Data Corp.	569,468
39,531	Jackson Hewitt Tax Service, Inc.	606,405
4,489	Kenexa Corp.(a)	70,881
2,963	Landauer, Inc.	215,558
7,100	M & F Worldwide Corp.(a)	284,000
11,400	PICO Holdings, Inc.(a)	409,374
22,162	Stewart Enterprises, Inc., Class - A	174,193
23,400	Tredegar Industries, Inc.	416,286
6,566	TrueBlue, Inc.(a)	106,107
3,886	Viad Corp.	111,878

		4,416,546

	Communications Equipment — 0.73%
1,273	Applied Signal Technology, Inc.	22,125
79,866	Foundry Networks, Inc.(a)	1,454,360
2,144	Globecomm Systems, Inc.(a)	18,738
9,179	MasTec, Inc.(a)	121,989
6,834	Opnext, Inc.(a)	31,368
39,330	Polycom, Inc.(a)	909,703
126,000	Powerwave Technologies, Inc.(a)	498,960
4,355	Symmetricom, Inc.(a)	21,644

		3,078,887

	Computers & Peripherals — 0.12%
22,866	Avocent Corp.(a)	467,838
6,030	RadiSys Corp.(a)	51,858

		519,696

	Construction & Engineering — 0.03%
3,200	Layne Christensen Co.(a)	113,376

	Consumer Finance — 0.00%
3,560	Advance America Cash Advance Centers, Inc.	10,644

	Diversified Consumer Services — 0.09%
1,072	FGX International Holdings Ltd.(a)	11,867
36,000	Griffon Corp.(a)	324,720
8,576	Town Sports International Holdings, Inc.(a)	52,314

		388,901

	Diversified Financial Services — 0.72%
37,755	Apollo Investment Corp.	643,723
3,000	BlackRock Kelso Capital Corp.	34,590
14,003	Encore Capital Group, Inc.(a)	191,841
1,260	Federal Agricultural Mortgage Corp., Class - C	5,166
33,387	Leucadia National Corp.	1,517,105

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Diversified Financial Services (continued)
2,077	NewStar Financial, Inc.(a)	$16,803
44,858	Prospect Capital Corp.	574,631
4,556	Resource America, Inc., Class - A	43,282

		3,027,141

	Diversified Telecommunication Services — 0.33%
400	Consolidated Communications Holdings, Inc.	6,032
3,685	Embarq Corp.	149,427
29,159	GeoEye, Inc.(a)	645,289
4,221	Global Crossing Ltd.(a)	63,990
17,700	RCN Corp.(a)	217,002
11,131	Syniverse Holdings, Inc.(a)	184,886
10,000	USA Mobility, Inc.	110,000

		1,376,626

	Electric Utilities — 0.49%
36,382	Cleco Corp.	918,646
17,219	NorthWestern Corp.	432,713
8,442	Pike Electric Corp.(a)	124,351
1,600	Portland General Electric Co.	37,856
6,164	The Empire District Electric Co.	131,601
11,926	UIL Holdings Corp.	409,420

		2,054,587

	Electrical Equipment — 0.55%
13,601	Acuity Brands, Inc.	567,978
18,359	EMCOR Group, Inc.(a)	483,209
6,700	Energy Conversion Devices, Inc.(a)	390,275
24,791	GrafTech International Ltd.(a)	374,592
6,800	Haynes International, Inc.(a)	318,444
5,987	Woodward Governor Co.	211,161

		2,345,659

	Electronic Equipment & Instruments — 0.21%
17,487	Eagle Test Systems, Inc.(a)	267,726
134	LaBarge, Inc.(a)	2,018
7,906	Regal-Beloit Corp.	336,163
7,406	SYNNEX Corp.(a)	165,450
7,000	VeriFone Holdings, Inc.(a)	115,780

		887,137

	Energy Equipment & Services — 0.41%
136,440	Enbridge Energy Management LLC(a)(b)	0
8,040	Energy Transfer Partners LP	296,113
2,270	EnergySouth, Inc.	139,446
3,000	Geokinetics, Inc.(a)	57,000
9,755	Lufkin Industries, Inc.	774,060
20,503	Newpark Resources, Inc.(a)	149,672
41,608	Parker Drilling Co.(a)	333,696

		1,749,987

	Food & Staples Retailing — 0.47%
6,030	Longs Drug Stores Corp.	456,109
23,000	Ralcorp Holdings, Inc.(a)	1,550,430

		2,006,539

	Gas Utilities — 0.07%
2,900	Northwest Natural Gas Co.	150,800
4,000	Piedmont Natural Gas Co., Inc.	127,840

		278,640

	Health Care Equipment & Supplies — 0.23%
23,529	Cynosure, Inc.(a)	422,110
23,049	Invacare Corp.	556,403

		978,513

	Health Care Providers & Services — 1.11%
29,400	Alliance Imaging, Inc.(a)	301,938
20,936	Centene Corp.(a)	429,397
1,340	Computer Programs & Systems, Inc.	38,793
58,560	HealthSpring, Inc.(a)	1,239,130
6,700	Kindred Healthcare, Inc.(a)	184,719
20,178	Magellan Health Services, Inc.(a)	828,509
15,678	Molina Heathcare, Inc.(a)	486,018
9,380	Psychiatric Solutions, Inc.(a)	355,971
16,147	Skilled Healthcare Group, Inc., Class - A(a)	256,576
35,176	Sun Healthcare Group, Inc.(a)	515,680
4,221	The Ensign Group, Inc.	72,137

		4,708,868

	Health Care Technology — 0.04%
6,000	WebMD Health Corp., Class - A(a)	178,440

	Hotels, Restaurants & Leisure — 0.04%
8,777	Bluegreen Corp.(a)	60,649
6,400	Speedway Motorsports, Inc.	124,672

		185,321

	Industrial Conglomerates — 0.39%
16,700	ENPRO Industries, Inc.(a)	620,572
20,400	Furmanite Corp.(a)	212,364
1,619	H&E Equipment Services, Inc.(a)	15,640
13,100	Ladish Co., Inc.(a)	265,275
35,860	LSB Industries, Inc.(a)	496,661
2,005	Park-Ohio Holdings Corp.(a)	35,869
35	United States Lime & Minerals, Inc.(a)	1,348

		1,647,729

	Insurance — 2.05%
112,362	American Equity Investment Life Holding Co.	842,715
31,223	Amerisafe, Inc.(a)	568,259
46,834	AmTrust Financial Services, Inc.	636,474
1,340	Argo Group International Holdings Ltd. - ADR(a)	49,379
59,949	Aspen Insurance Holdings Ltd.	1,648,597
8,000	Assured Guaranty Ltd.	130,080
18,367	CastlePoint Holdings Ltd.	204,425
6,231	CNA Surety Corp.(a)	104,058
24,467	Crawford & Co., Class - B(a)	382,909
1,273	Darwin Professional Underwriters, Inc.(a)	39,603
2,158	First Mercury Financial Corp.(a)	30,751
1,541	Independence Holding Co.	17,799
24,657	IPC Holdings Ltd.	744,888
7,200	Life Partners Holdings, Inc.	258,984
5,000	Max Capital Group Ltd.	116,150
9,159	Meadowbrook Insurance Group, Inc.	64,662
6,000	Montpelier Re Holdings Ltd. - ADR	99,060
29,146	Platinum Underwriters Holdings Ltd.	1,034,100
16,700	Primus Guaranty Ltd.(a)	43,754
12,596	Safety Insurance Group, Inc.	477,766
18,895	Tower Group, Inc.	445,166
54,575	Universal American Corp.(a)	665,269
1,700	Zenith National Insurance Corp.	62,288

		8,667,136

	Internet Software & Services — 0.07%
34,171	EarthLink, Inc.(a)	290,454

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Internet Software & Services (continued)
2,601	United Online, Inc.	$24,475

		314,929

	IT Services — 0.24%
67,806	Ness Technologies, Inc.(a)	777,735
13,400	Perot Systems Corp., Class - A(a)	232,490

		1,010,225

	Machinery — 0.64%
29,146	Barnes Group, Inc.	589,332
6,834	Bucyrus International, Inc., Class - A	305,343
10,184	Cascade Corp.	446,161
7,906	Chart Industries, Inc.(a)	225,795
2,800	Thermadyne Holdings Corp.(a)	46,676
21,173	Wabtec Corp.	1,084,693

		2,698,000

	Marine — 0.61%
43,000	Cal Dive International, Inc.(a)	455,800
13,101	Eagle Bulk Shipping, Inc.	182,628
11,189	Genco Shipping & Trading Ltd.	371,922
3,015	Navios Maritime Partners LP	22,763
19,498	Nordic American Tankers Shipping Ltd.	625,106
5,896	Overseas Shipholding Group, Inc.	343,796
17,059	Ship Finance International Ltd.	367,792
11,055	Teekay Tankers Ltd., Class A	187,161

		2,556,968

	Metals & Mining — 0.68%
1,139	Alliance Holdings GP LP	22,814
1,526	Alliance Resource Partners LP	48,100
6,499	AMCOL International Corp.	203,159
2,077	International Coal Group, Inc.(a)	12,960
12,100	Kaiser Aluminum Corp.	519,695
8,500	Northwest Pipe Co.(a)	370,770
2,345	Penn Virginia Resource Partners LP	38,669
23,000	RTI International Metals, Inc.(a)	449,880
25,126	Walter Industries, Inc.	1,192,229

		2,858,276

	Multiline Retail — 0.18%
3,149	RC2 Corp.(a)	62,980
19,297	The Andersons, Inc.	679,640

		742,620

	Oil, Gas & Consumable Fuels — 0.10%
13,400	Linn Energy LLC	205,020
3,994	Rosetta Resources, Inc.(a)	73,330
13,400	TXCO Resources, Inc.(a)	134,536

		412,886

	Paper & Forest Products — 0.28%
29,146	Rock-Tenn Co., Class - A	1,165,257

	Pharmaceuticals — 0.16%
35,950	Emergent BioSolutions, Inc.(a)	470,585
29,300	Pharmanet Development Group, Inc.(a)	211,546

		682,131

	Real Estate Investment Trusts — 0.42%
10,800	American Capital Agency Corp.	187,056
4,200	AMREP Corp.(a)	178,122
5,348	Entertainment Properties Trust	292,643
7,830	First Potomac Realty Trust	134,598
6,000	Getty Realty Corp.	133,440
11,390	Lexington Realty Trust	196,136
32,831	OMEGA Healthcare Investors, Inc.	645,457

		1,767,452

	Semiconductors & Semiconductor Equipment — 0.53%
40,201	RF Micro Devices, Inc.(a)	117,387
254,138	Skyworks Solutions, Inc.(a)	2,124,594

		2,241,981

	Software — 0.17%
40,600	L-1 Identity Solutions, Inc.(a)	620,368
4,205	OPNET Technologies, Inc.(a)	51,217
6,100	Super Micro Computer, Inc.(a)	54,961

		726,546

	Specialty Retail — 0.06%
1,072	AmeriGas Partners LP	32,621
13,193	hhgregg, Inc.(a)	128,632
6,900	Susser Holdings Corp.(a)	103,914

		265,167

	Textiles, Apparel & Luxury Goods — 0.47%
102,446	Collective Brands, Inc.(a)	1,875,786
23,900	Unifi, Inc.(a)	115,676

		1,991,462

	Thrifts & Mortgage Finance — 0.01%
3,752	First Niagara Financial Group, Inc.	59,094

	Trading Companies & Distributors — 0.13%
34,500	Beacon Roofing Supply, Inc.(a)	538,890

	Transportation — 0.10%
21,000	Hawaiian Holdings, Inc.(a)	194,880
18,000	JetBlue Airways Corp.(a)	89,100
3,350	Saia, Inc.(a)	44,488
17,000	US Airways Group, Inc.(a)	102,510

		430,978

	Water Utilities — 0.01%
938	Connecticut Water Service, Inc.	27,155

	Total Geewax & Partners, LLC	71,236,630

	IronBridge Capital Management LP — 25.62%
	Aerospace & Defense — 1.02%
18,331	Esterline Technologies Corp.(a)	725,724
41,276	Moog, Inc., Class - A(a)	1,769,915
34,218	Orbital Sciences Corp.(a)	820,206
21,540	Triumph Group, Inc.	984,593

		4,300,438

	Auto Components — 0.49%
103,679	Gentex Corp.	1,482,610
29,859	Superior Industries International, Inc.	572,098

		2,054,708

	Biotechnology — 0.27%
35,635	Cepheid, Inc.(a)	492,832
15,332	Metabolix, Inc.(a)	166,812
7,979	Onyx Pharmaceuticals, Inc.(a)	288,681
26,246	Sangamo BioSciences, Inc.(a)	202,094

		1,150,419

	Building Products — 0.44%
64,925	Apogee Enterprises, Inc.	975,823
25,144	Universal Forest Products, Inc.	877,777

		1,853,600

	Capital Markets — 0.58%
82,832	Jefferies Group, Inc.	1,855,437

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Capital Markets (continued)
23,880	Waddell & Reed Financial, Inc., Class - A	$591,030

		2,446,467

	Chemicals — 1.04%
16,954	Arch Chemicals, Inc.	598,476
24,860	FCM Corp.	1,277,555
26,352	Lubrizol Corp.	1,136,825
33,421	Methanex Corp.	664,744
12,043	Minerals Technologies, Inc.	714,873

		4,392,473

	Commercial Banks — 1.58%
19,721	Cullen/Frost Bankers, Inc.	1,183,260
63,198	First Midwest Bancorp, Inc.	1,531,919
120,018	Sterling Bancshares, Inc.	1,254,188
31,065	United Bankshares, Inc.	1,087,275
28,437	Westamerica Bancorp	1,635,981

		6,692,623

	Communications Equipment — 0.59%
26,473	Polycom, Inc.(a)	612,320
70,540	Tekelec(a)	986,855
37,859	ViaSat, Inc.(a)	892,715

		2,491,890

	Computers & Peripherals — 0.20%
27,361	Synaptics, Inc.(a)	826,849

	Construction & Engineering — 0.13%
37,727	Insituform Technologies, Inc., Class - A(a)	564,396

	Containers & Packaging — 0.28%
30,277	AptarGroup, Inc.	1,184,133

	Diversified Consumer Services — 0.21%
6,492	GATX Corp.	256,888
3,164	Strayer Education, Inc.	633,623

		890,511

	Electrical Equipment — 1.46%
25,085	American Superconductor Corp.(a)	591,253
20,226	Belden, Inc.	642,985
41,727	GrafTech International Ltd.(a)	630,495
38,265	IDEX Corp.	1,186,980
37,114	Thomas & Betts Corp.(a)	1,450,044
47,082	Woodward Governor Co.	1,660,582

		6,162,339

	Electronic Equipment & Instruments — 1.50%
40,225	Flir Systems, Inc.(a)	1,545,445
7,993	Itron, Inc.(a)	707,620
48,060	National Instruments Corp.	1,444,203
15,105	Rofin-Sinar Technologies, Inc.(a)	462,364
21,770	ScanSource, Inc.(a)	626,758
60,615	Trimble Navigation Ltd.(a)	1,567,504

		6,353,894

	Energy Equipment & Services — 1.21%
9,494	Lufkin Industries, Inc.	753,349
17,324	Oceaneering International, Inc.(a)	923,716
26,889	Oil States International, Inc.(a)	950,526
4,744	Smith International, Inc.	278,188
12,353	SunPower Corp., Class - A(a)	852,995
12,009	Tesco Corp.(a)	251,468
22,538	Unit Corp.(a)	1,122,843

		5,133,085

	Food Products — 0.11%
14,576	Corn Products International, Inc.	470,513

	Gas Utilities — 0.53%
39,528	AGL Resources, Inc.	1,240,389
47,469	Southern Union Co.	980,235

		2,220,624

	Health Care Equipment & Supplies — 1.17%
35,116	ABIOMED, Inc.(a)	623,309
13,447	Analogic Corp.	669,123
35,430	Hansen Medical, Inc.(a)	476,179
35,110	IDEXX Laboratories, Inc.(a)	1,924,028
21,694	SonoSite, Inc.(a)	681,192
16,889	ZOLL Medical Corp.(a)	552,608

		4,926,439

	Health Care Providers & Services — 0.39%
34,423	Owens & Minor, Inc.	1,669,516

	Health Care Technology — 0.73%
49,437	Cerner Corp.(a)	2,206,868
41,193	Phase Forward, Inc.(a)	861,345

		3,068,213

	Hotels, Restaurants & Leisure — 0.24%
32,827	WMS Industries, Inc.(a)	1,003,521

	Household Durables — 0.81%
29,428	Snap-on, Inc.	1,549,678
41,693	The Tupperware Brands Corp.	1,151,978
28,519	Universal Electronics, Inc.(a)	712,405

		3,414,061

	Industrial Conglomerates — 0.36%
18,742	Raven Industries, Inc.	737,498
9,661	Valmont Industries, Inc.	798,868

		1,536,366

	Insurance — 1.80%
5,689	Alleghany Corp.(a)	2,076,653
72,597	American Financial Group, Inc.	2,141,612
25,057	Argo Group International Holdings Ltd. - ADR(a)	923,350
39,411	FBL Financial Group, Inc., Class - A	1,099,173
31,459	Selective Insurance Group, Inc.	721,040
22,496	Stewart Information Services Corp.	669,256

		7,631,084

	Leisure Equipment & Products — 0.72%
142,530	Callaway Golf Co.	2,005,397
98,631	Leapfrog Enterprises, Inc.(a)	1,041,543

		3,046,940

	Life Sciences Tools & Services — 0.89%
92,605	Exelixis, Inc.(a)	563,038
24,356	Illumina, Inc.(a)	987,149
12,849	Techne Corp.(a)	926,670
30,316	Varian, Inc.(a)	1,300,556

		3,777,413

	Machinery — 0.88%
36,277	Astec Industries, Inc.(a)	1,118,420
17,524	Kaydon Corp.	789,631
28,279	Lincoln Electric Holding, Inc.	1,818,623

		3,726,674

	Marine — 0.38%
36,801	Alexander & Baldwin, Inc.	1,620,348

	Metals & Mining — 0.38%
13,407	Carpenter Technology Corp.	343,890
84,804	International Coal Group, Inc.(a)	529,177

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Metals & Mining (continued)
36,497	RTI International Metals, Inc.(a)	$713,881

		1,586,948

	Multi-Utilities — 0.90%
112,051	Avista Corp.	2,432,627
44,872	Black Hills Corp.	1,394,173

		3,826,800

	Oil, Gas & Consumable Fuels — 0.51%
14,356	Berry Petroleum Co., Class - A	556,008
44,464	Cabot Oil & Gas Corp., Class - A	1,606,929

		2,162,937

	Pharmaceuticals — 0.18%
45,437	Isis Pharmaceuticals, Inc.(a)	767,431

	Real Estate Investment Trusts — 1.14%
51,562	Corporate Office Properties	2,080,527
32,707	First Industrial Realty Trust, Inc.	938,037
37,073	Mid-America Apartment Communities, Inc.	1,821,767

		4,840,331

	Real Estate Management & Development — 0.20%
21,145	The St. Joe Co.	826,558

	Semiconductors & Semiconductor Equipment — 0.58%
45,041	Cypress Semiconductor Corp.(a)	235,114
39,761	Semtech Corp.(a)	555,063
9,367	Standard Microsystems Corp.(a)	233,988
20,074	Varian Semiconductor Equipment Associates, Inc.(a)	504,259
61,554	Veeco Instruments, Inc.(a)	911,615

		2,440,039

	Software — 0.57%
36,629	Jack Henry & Associates, Inc.	744,667
43,226	Manhattan Associates, Inc.(a)	965,669
36,892	Parametric Technology Corp.(a)	678,813

		2,389,149

	Specialty Retail — 0.29%
29,367	Tractor Supply Co.(a)	1,234,882

	Textiles, Apparel & Luxury Goods — 0.50%
28,178	Oxford Industries, Inc.	727,838
51,878	Wolverine World Wide, Inc.	1,372,692

		2,100,530

	Thrifts & Mortgage Finance — 0.24%
56,079	Washington Federal, Inc.	1,034,658

	Trading Companies & Distributors — 0.12%
15,520	WESCO International, Inc.(a)	499,434

	Total IronBridge Capital Management LP	108,319,234

	Sterling Johnston Capital Management, L.P. — 16.63%
	Aerospace & Defense — 0.81%
29,413	Curtiss-Wright Corp.	1,336,821
30,561	HEICO Corp.	1,003,012
23,847	Triumph Group, Inc.	1,090,046

		3,429,879

	Auto Components — 0.10%
58,173	Exide Technologies(a)	429,317

	Biotechnology — 0.64%
10,678	AMAG Pharmaceuticals, Inc.(a)	413,559
39,966	Genomic Health, Inc.(a)	905,230
2,670	Medivation, Inc.(a)	70,648
34,097	Seattle Genetics, Inc.(a)	364,838
19,806	XenoPort, Inc.(a)	960,393

		2,714,668

	Building Products — 0.12%
12,150	Texas Industries, Inc.	496,449

	Capital Markets — 0.14%
29,608	optionsXpress Holdings, Inc.	574,987

	Commercial Banks — 0.26%
57,000	Boston Private Financial Holdings, Inc.	498,180
44,488	East West Bancorp, Inc.	609,486

		1,107,666

	Commercial Services & Supplies — 0.98%
21,947	American Public Education, Inc.(a)	1,059,601
14,120	Atlas Air Worldwide Holdings, Inc.(a)	569,177
30,700	Gmarket, Inc. - ADR(a)	713,468
14,055	Huron Consulting Group, Inc.(a)	800,854
35,361	SkillSoft PLC - ADR(a)	369,876
56,796	SuccessFactors, Inc.(a)	619,077

		4,132,053

	Communications Equipment — 0.20%
16,968	Comtech Telecommunications Corp.(a)	835,504

	Construction & Engineering — 0.20%
32,200	Perini Corp.(a)	830,438

	Containers & Packaging — 0.23%
63,208	Temple-Inland, Inc.	964,554

	Diversified Financial Services — 0.17%
46,216	Dollar Financial Corp.(a)	711,264

	Diversified Telecommunication Services — 0.27%
50,920	GeoEye, Inc.(a)	1,126,860

	Electrical Equipment — 0.57%
11,959	Belden, Inc.	380,177
48,944	EnerSys(a)	964,686
23,149	Haynes International, Inc.(a)	1,084,068

		2,428,931

	Electronic Equipment & Instruments — 0.32%
41,523	Daktronics, Inc.	691,773
23,300	DTS, Inc.(a)	648,439

		1,340,212

	Energy Equipment & Services — 0.97%
11,139	CARBO Ceramics, Inc.	574,884
58,103	Energy Recovery, Inc.(a)	557,208
29,945	Hornbeck Offshore Services, Inc.(a)	1,156,476
47,068	Tesco Corp.(a)	985,604
31,741	Willbros Group, Inc.(a)	841,136

		4,115,308

	Health Care Equipment & Supplies — 1.38%
17,118	Haemonetics Corp.(a)	1,056,523
22,257	Integra LifeSciences Holdings(a)	979,976
25,862	Meridian Bioscience, Inc.	751,032
38,900	PSS World Medical, Inc.(a)	758,550
26,270	SonoSite, Inc.(a)	824,878
43,196	Volcano Corp.(a)	746,859
24,153	Wright Medical Group, Inc.(a)	735,217

		5,853,035

	Health Care Providers & Services — 0.91%
58,395	Alliance Imaging, Inc.(a)	599,717
21,813	HealthExtras, Inc.(a)	569,755
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Health Care Providers & Services (continued)
25,452	Psychiatric Solutions, Inc.(a)	$965,903
51,222	Skilled Healthcare Group, Inc., Class - A(a)	813,918
61,791	Sun Healthcare Group, Inc.(a)	905,856

		3,855,149

	Hotels, Restaurants & Leisure — 0.56%
16,968	Churchill Downs, Inc.	831,093
30,083	Red Robin Gourmet Burgers, Inc.(a)	806,224
24,288	WMS Industries, Inc.(a)	742,484

		2,379,801

	Insurance — 0.07%
95,844	The PMI Group, Inc.	282,740

	Internet & Catalog Retail — 0.21%
29,434	Netflix, Inc.(a)	908,922

	Internet Software & Services — 1.01%
9,000	Bankrate, Inc.(a)	350,190
54,572	CyberSource Corp.(a)	879,155
16,084	Digital River, Inc.(a)	521,121
37,821	Informatica Corp.(a)	491,295
74,757	Interwoven, Inc.(a)	1,055,569
43,429	Websense, Inc.(a)	970,638

		4,267,968

	Life Sciences Tools & Services — 0.18%
25,942	PAREXEL International Corp.(a)	743,498

	Machinery — 0.65%
46,951	Barnes Group, Inc.	949,349
21,205	Kaydon Corp.	955,497
15,744	Middleby Corp.(a)	855,057

		2,759,903

	Marine — 0.31%
113,313	DHT Maritime, Inc.	761,464
108,402	Navios Maritime Holdings, Inc.	553,934

		1,315,398

	Metals & Mining — 0.18%
44,354	A.M. Castle & Co.	766,437

	Oil, Gas & Consumable Fuels — 1.01%
80,099	Key Energy Services, Inc.(a)	929,148
208,087	RAM Energy Resources, Inc.(a)	601,372
59,383	Rex Energy Corp.(a)	935,876
36,833	Rosetta Resource, Inc.(a)	676,254
80,984	TETRA Technologies, Inc.(a)	1,121,628

		4,264,278

	Paper & Forest Products — 0.18%
19,219	Rock-Tenn Co., Class - A	768,376

	Pharmaceuticals — 0.51%
16,164	Auxilium Pharmaceuticals, Inc.(a)	523,714
42,400	Eurand N.V.(a)	769,984
36,295	Rigel Pharmaceuticals, Inc.(a)	847,488

		2,141,186

	Real Estate Investment Trusts — 0.36%
233,279	MFA Mortgage Investment, Inc.	1,516,314

	Semiconductors & Semiconductor Equipment — 0.40%
32,780	Diodes, Inc.(a)	604,791
42,194	Microsemi Corp.(a)	1,075,103

		1,679,894

	Software — 1.19%
23,999	Advent Software, Inc.(a)	845,485
26,104	Blackboard, Inc.(a)	1,051,730
46,712	CommVault Systems, Inc.(a)	562,880
8,978	Concur Technologies, Inc.(a)	343,498
130,342	Lawson Software, Inc.(a)	912,394
26,783	Perfect World Co. Ltd. - Sponsored ADR(a)	601,010
27,619	Progress Software Corp.(a)	717,818

		5,034,815

	Specialty Retail — 0.55%
27,185	Aeropostale, Inc.(a)	872,910
137,199	Coldwater Creek, Inc.(a)	794,382
33,382	Hibbett Sports, Inc.(a)	668,308

		2,335,600

	Textiles, Apparel & Luxury Goods — 0.59%
47,220	Carter’s, Inc.(a)	931,651
32,300	Collective Brands, Inc.(a)	591,413
27,853	The Gymboree Corp.(a)	988,781

		2,511,845

	Trading Companies & Distributors — 0.16%
44,344	Beacon Roofing Supply, Inc.(a)	692,653

	Transportation — 0.10%
18,811	Werner Enterprises, Inc.	408,387

	Wireless Telecommunication Services — 0.14%
69,932	ADC Telecommunications, Inc.(a)	590,925

	Total Sterling Johnston Capital Management, L.P.	70,315,214

	Total Common Stocks	403,286,855

	Mutual Funds — 1.29%
	Franklin Portfolio Associates LLC — 0.65%
40,000	iShares Russell 2000 Value Index Fund	2,735,600

	Geewax & Partners, LLC — 0.64%
40,000	iShares Russell 2000 Value Index Fund	2,689,600
979	Kayne Anderson Energy Development Fund	16,574

	Total Geewax & Partners, LLC	2,706,174

	Total Mutual Funds	5,441,774

	Time Deposits — 4.20%
	Franklin Portfolio Associates LLC— 0.93%
$3,956,740	Liquidity Management Control System Time Deposit	3,956,740

	Frontier Capital Management Company, LLC— 1.11%
$4,685,616	Liquidity Management Control System Time Deposit	4,685,616

	IronBridge Capital Management LP — 1.14%
$4,821,915	Liquidity Management Control System Time Deposit	4,821,915

	Sterling Johnston Capital Management, L.P. — 1.02%
$4,314,637	Liquidity Management Control System Time Deposit	4,314,637

	Total Time Deposits	17,778,908

	Repurchase Agreements — 0.17%
	Geewax & Partners, LLC — 0.17%
$703,742	Deutsche Bank, 0.15%, 10/1/08, (Purchased on 9/30/08, proceeds at maturity $703,744, collateralized by U.S. Treasury Bill Discount Note, 9/24/09, $731,000)	703,742

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Repurchase Agreements (continued)
Total Repurchase Agreements	703,742

Total Investments (cost $439,532,943) — 101.04%	427,211,279
Liabilities in excess of other assets — (1.04)%	(4,412,358)

Net Assets — 100.00%	$422,798,921

(a)	Represents non-income producing security.
(b)	Escrow security due to bankruptcy.
ADR —	American Depositary Receipt

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 94.00%
	Franklin Portfolio Associates LLC— 15.53%
	Aerospace & Defense — 0.19%
1,785	Esterline Technologies Corp.(a)	$70,668
8,952	Orbital Sciences Corp.(a)	214,579
4,391	TransDigm Group, Inc.(a)	150,304

		435,551

	Air Freight & Logistics — 0.10%
1,554	Bristow Group, Inc.(a)	52,587
10,501	Pacer International, Inc.	172,952

		225,539

	Airlines — 0.06%
8,159	SkyWest, Inc.	130,381

	Auto Components — 0.11%
6,200	ArvinMeritor, Inc.	80,848
4,561	ATC Technology Corp.(a)	108,278
7,755	Cooper Tire & Rubber Co.	66,693

		255,819

	Beverages — 0.05%
2,667	Central European Distribution Corp.(a)	121,108

	Biotechnology — 0.66%
4,165	BioMarin Pharmaceutical, Inc.(a)	110,331
9,400	Cadence Pharmaceuticals, Inc.(a)	83,472
12,415	CV Therapeutics, Inc.(a)	134,082
17,475	Enzon Pharmaceuticals, Inc.(a)	128,965
6,241	Martek Biosciences Corp.	196,092
14,500	Momenta Pharmaceuticals, Inc.(a)	190,095
5,219	OSI Pharmaceuticals, Inc.(a)	257,245
4,600	Progenics Pharmaceuticals, Inc.(a)	61,226
11,407	Regeneron Pharmaceuticals, Inc.(a)	249,015
8,126	Seattle Genetics, Inc.(a)	86,948

		1,497,471

	Building Products — 0.14%
8,217	Gibraltar Industries, Inc.	153,740
4,954	NCI Building Systems, Inc.(a)	157,290

		311,030

	Capital Markets — 0.28%
2,771	Greenhill & Co., Inc.	204,361
14,601	Knight Capital Group, Inc., Class – A (a)	216,971
3,998	optionsXpress Holdings, Inc.	77,641
10,800	Penson Worldwide, Inc.(a)	149,796

		648,769

	Chemicals — 0.34%
2,079	H.B. Fuller Co.	43,389
3,600	Innophos Holdings, Inc.	87,768
9,684	Landec Corp.(a)	79,312
2,378	Mineral Technologies, Inc.	141,158
8,898	Olin Corp.	172,621
1,819	Sensient Technologies Corp.	51,169
7,206	Spartech Corp.	71,339
2,863	Terra Industries, Inc.	84,172
2,700	W. R. Grace & Co.(a)	40,824

		771,752

	Commercial Banks — 1.25%
10,151	Banco Latinoamericano de Exportaciones S.A., Class - E	146,377
7,399	Bank Mutual Corp.	83,979
7,957	Cathay General Bancorp	189,376
3,766	Community Bank System, Inc.	94,715
22,892	First Bancorp	253,185
8,886	First Financial Bancorp.	129,736
9,627	FirstMerit Corp.	202,167
11,341	Frontier Financial Corp.	152,310
15,318	National Penn Bancshares, Inc.	223,643
8,100	Old Second Bancorp, Inc.	150,012
11,856	Oriental Financial Group, Inc.	211,748
9,249	Pacific Capital Bancorp	188,217
10,200	Provident New York Bancorp	134,844
13,435	Sterling Bancshares, Inc.	140,396
8,131	Susquehanna Bancshares, Inc.	158,717
4,091	SVB Financial Group(a)	236,951
1,091	UMB Financial Corp.	57,299
5,748	Umpqua Holdings Corp.	84,553

		2,838,225

	Commercial Services & Supplies — 0.85%
20,376	CBIZ, Inc.(a)	172,381
4,229	CDI Corp.	94,434
11,461	COMSYS IT Partners, Inc.(a)	111,401
2,300	Consolidated Graphics, Inc.(a)	69,759
3,670	Dollar Financial Corp.(a)	56,481
4,958	Ennis, Inc.	76,651
4,295	Heartland Payment Systems, Inc.	109,780
5,239	IKON Office Solutions, Inc.	89,115
10,220	Knoll, Inc.	154,526
4,461	Korn/Ferry International(a)	79,495
5,251	Net 1 UEPS Technologies, Inc.(a)	117,255
10,800	On Assignment, Inc.(a)	85,104
12,100	Sapient Corp.(a)	89,903
5,651	School Specialty, Inc.(a)	176,255
4,261	Taleo Corp., Class - A(a)	84,751
5,941	TeleTech Holdings, Inc.(a)	73,906
3,237	United Stationers, Inc.(a)	154,826
2,413	Viad Corp.	69,470
1,951	Wright Express Corp.(a)	57,672

		1,923,165

	Communications Equipment — 0.62%
9,020	Anaren, Inc.(a)	91,553
5,980	Blue Coat Systems, Inc.(a)	84,856
4,690	Comtech Telecommunications Corp.(a)	230,936
6,818	Dycom Industries, Inc.(a)	88,770
7,300	EMS Technologies, Inc.(a)	162,863
5,610	Foundry Networks, Inc.(a)	102,158
11,801	Harmonic, Inc.(a)	99,719
12,407	Infinera Corp.(a)	118,611
7,333	NTELOS Holding Corp.	197,184
12,560	Oplink Communications, Inc.(a)	151,599
3,634	Plantronics, Inc.	81,838

		1,410,087

	Computers & Peripherals — 0.13%
6,012	Intermec, Inc.(a)	118,076
9,504	Netezza Corp.(a)	100,837
2,673	Synaptics, Inc.(a)	80,778

		299,691

	Construction & Engineering — 0.17%
5,517	EMCOR Group, Inc.(a)	145,208
4,459	Michael Baker Corp.(a)	155,173
3,403	Perini Corp.(a)	87,763

		388,144

	Consumer Finance — 0.04%
2,346	World Acceptance Corp.(a)	84,456

	Containers & Packaging — 0.06%
3,646	AptarGroup, Inc.	142,595

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Diversified Consumer Services — 0.13%
5,114	Calgon Carbon Corp.(a)	$104,121
1,826	DeVry, Inc.	90,460
559	Strayer Education, Inc.	111,945

		306,526

	Diversified Financial Services — 0.21%
3,042	Calamos Asset Management, Inc., Class - A	54,513
2,838	FCStone Group, Inc.(a)	51,055
7,101	Financial Federal Corp.	162,755
7,464	Interactive Brokers Group, Inc., Class - A(a)	165,477
3,894	Resource America, Inc., Class - A	36,993

		470,793

	Diversified Telecommunication Services — 0.08%
10,732	Syniverse Holdings, Inc.(a)	178,258

	Electric Utilities — 0.10%
11,096	EL Paso Electric Co.(a)	233,016

	Electrical Equipment — 0.42%
5,385	Acuity Brands, Inc.	224,878
3,700	Belden, Inc.	117,623
4,161	CIRCOR International, Inc.	180,712
10,085	FuelCell Energy, Inc.(a)	60,813
14,466	GrafTech International Ltd.(a)	218,581
4,374	Woodward Governor Co.	154,271

		956,878

	Electronic Equipment & Instruments — 0.43%
3,138	Analogic Corp.	156,147
3,438	Anixter International, Inc.(a)	204,595
2,409	Benchmark Electronics, Inc.(a)	33,919
6,705	Cognex Corp.	135,173
10,834	Methode Electronics, Inc.	96,856
6,407	ScanSource, Inc.(a)	184,458
3,239	SYNNEX Corp.(a)	72,359
8,621	TTM Technologies, Inc.(a)	85,520

		969,027

	Energy Equipment & Services — 0.27%
2,085	Energy Conversion Devices, Inc.(a)	121,451
4,914	Fuel Systems Solutions, Inc.(a)	169,287
5,907	Matrix Service Co.(a)	112,824
3,456	Oil States International, Inc.(a)	122,170
3,072	Willbros Group, Inc.(a)	81,408

		607,140

	Food & Drugs Retailing — 0.21%
6,727	Casey’s General Stores, Inc.	202,954
12,786	Chiquita Brands International, Inc.(a)	202,147
7,637	The Great Atlantic & Pacific Tea Co., Inc.(a)	82,632

		487,733

	Food Products — 0.25%
9,400	Darling International, Inc.(a)	104,434
6,838	Flowers Foods, Inc.	200,764
4,691	Fresh Del Monte Produce, Inc.(a)	104,140
7,537	Imperial Sugar Co.	102,051
992	Ralcorp Holdings, Inc.(a)	66,871

		578,260

	Gas Utilities — 0.13%
2,231	New Jersey Resources Corp.	80,071
7,070	Piedmont Natural Gas Co., Inc.	225,957

		306,028

	Health Care Equipment & Supplies — 0.43%
8,052	BioMimetic Therapeutics, Inc.(a)	89,055
6,454	CONMED Corp.(a)	206,528
4,922	Cynosure, Inc. Class - A(a)	88,300
8,027	Invacare Corp.	193,772
6,012	Merit Medical Systems, Inc.(a)	112,845
13,951	RTI Biologics, Inc.(a)	130,442
2,446	Somanetics Corp.(a)	53,494
3,402	SonoSite, Inc.(a)	106,823

		981,259

	Health Care Providers & Services — 0.51%
6,506	AMERIGROUP Corp.(a)	164,277
5,412	Apria Healthcare Group, Inc.(a)	98,715
2,100	CorVel Corp.(a)	60,081
11,613	Cross Country Healthcare, Inc.(a)	189,176
1,620	Magellan Health Services, Inc.(a)	66,517
5,780	Molina Healthcare, Inc.(a)	179,180
3,997	Owens & Minor, Inc.	193,854
12,200	Quidel Corp.(a)	200,202

		1,152,002

	Hotels, Restaurants & Leisure — 0.22%
3,000	Bob Evans Farms, Inc.	81,870
6,969	Jack in the Box, Inc.(a)	147,046
3,800	P.F. Chang’s China Bistro, Inc.(a)	89,452
5,751	WMS Industries, Inc.(a)	175,808

		494,176

	Household Durables — 0.12%
10,579	American Greetings Corp., Class - A	161,753
8,824	Tempur-Pedic International, Inc.	103,770

		265,523

	Independent Power Producers & Energy Traders — 0.06%
3,604	Ormat Technologies, Inc.	130,933

	Industrial Conglomerates — 0.04%
2,900	Robbins & Myers, Inc.	89,697

	Insurance — 0.48%
4,377	American Physicians Capital, Inc.	185,278
13,906	AmTrust Financial Services, Inc.	188,983
5,337	Aspen Insurance Holdings Ltd.	146,767
4,691	Delphi Financial Group, Inc., Class - A	131,536
1,130	Odyssey Re Holdings Corp.	49,494
3,869	Presidential Life Corp.	61,092
3,001	RLI Corp.	186,332
14,614	The Phoenix Cos., Inc.	135,033

		1,084,515

	Internet & Catalog Retail — 0.17%
6,707	Overstock.com, Inc.(a)	132,866
943	priceline.com, Inc.(a)	64,529
12,727	Systemax, Inc.	178,942

		376,337

	Internet Software & Services — 0.28%
2,777	athenahealth, Inc.(a)	92,391
17,039	EarthLink, Inc.(a)	144,831
6,910	Interactive Intelligence, Inc.(a)	62,328
7,696	Interwoven, Inc.(a)	108,668
1,221	Sohu.com, Inc.(a)	68,071

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Internet Software & Services (continued)
15,041	Vignette Corp.(a)	$161,540

		637,829

	IT Services — 0.22%
19,887	MPS Group, Inc.(a)	200,461
10,966	Sykes Enterprises, Inc.(a)	240,814
4,296	Tyler Technologies, Inc.(a)	65,170

		506,445

	Leisure Equipment & Products — 0.23%
3,271	Bally Technologies, Inc.(a)	99,046
6,143	Marvel Entertainment, Inc.(a)	209,722
4,824	Polaris Industries, Inc.	219,444

		528,212

	Life Sciences Tools & Services — 0.36%
6,775	Albany Molecular Research, Inc.(a)	122,560
1,388	Bio-Rad Laboratories, Inc., Class - A(a)	137,578
12,560	Bruker BioSciences Corp.(a)	167,425
2,841	Dionex Corp.(a)	180,545
3,742	PAREXEL International Corp.(a)	107,246
2,643	Varian, Inc.(a)	113,385

		828,739

	Machinery — 0.47%
7,764	Actuant Corp.	195,963
1,422	Ampco-Pittsburgh Corp.	36,830
5,053	Chart Industries, Inc.(a)	144,314
1,785	Hurco Cos., Inc.(a)	52,782
7,201	Kadant, Inc.(a)	163,967
4,261	L.B. Foster Co., Class - A(a)	129,620
8,128	Tecumseh Products Co., Class - A(a)	203,525
2,874	Wabtec Corp.	147,235

		1,074,236

	Marine — 0.09%
7,350	Knightsbridge Tankers Ltd.	194,554

	Media — 0.05%
3,041	Fisher Communications, Inc.	119,815

	Metals & Mining — 0.12%
1,016	Alpha Natural Resources, Inc.(a)	52,253
2,100	Olympic Steel, Inc.	61,929
10,702	Worthington Industries, Inc.	159,888

		274,070

	Multi-Utilities — 0.09%
4,815	CH Energy Group, Inc.	209,790

	Oil, Gas & Consumable Fuels — 0.60%
5,386	ATP Oil & Gas Corp.(a)	95,925
1,652	Berry Petroleum Co., Class - A	63,982
3,765	Carrizo Oil & Gas, Inc.(a)	136,557
2,041	Cimarex Energy Co.	99,825
3,876	Contango Oil & Gas Co.(a)	209,226
2,417	Gulf Island Fabrication, Inc.	83,314
5,658	Mariner Energy, Inc.(a)	115,989
4,430	PetroQuest Energy, Inc.(a)	68,001
9,000	Rosetta Resources, Inc.(a)	165,240
4,856	Stone Energy Corp.(a)	205,554
11,692	Warren Resources, Inc.(a)	116,686

		1,360,299

	Paper & Forest Products — 0.14%
9,849	Cenveo, Inc.(a)	75,739
13,206	Glatfelter	178,809
1,190	Potlatch Corp.	55,204

		309,752

	Personal Products — 0.04%
4,785	Elizabeth Arden, Inc.(a)	93,930

	Pharmaceuticals — 0.35%
3,401	Cubist Pharmaceuticals, Inc.(a)	75,604
11,365	Isis Pharmaceuticals, Inc.(a)	191,955
4,923	Medicis Pharmaceutical Corp., Class - A	73,402
7,172	Pain Therapeutics, Inc.(a)	70,071
2,079	Perrigo Co.	79,958
7,400	Pharmerica Corp.(a)	166,426
11,000	ViroPharma, Inc.(a)	144,320

		801,736

	Real Estate Investment Trusts — 0.89%
5,643	Capstead Mortgage Corp.	61,791
16,119	Extra Space Storage, Inc.	247,588
9,719	First Potomac Realty Trust	167,070
9,117	Glimcher Realty Trust	95,181
11,692	Inland Real Estate Corp.	183,447
9,548	Investors Real Estate Trust	106,842
8,557	Kite Realty Group Trust	94,127
9,778	Lexington Realty Trust	168,377
1,653	National Health Investors, Inc.	56,500
10,900	National Retail Properties, Inc.	261,055
3,597	Nationwide Health Properties, Inc.	129,420
10,342	NorthStar Realty Finance Corp.	80,151
5,980	Pennsylvania Real Estate Investment Trust	112,723
9,620	Strategic Hotels & Resorts, Inc.	72,631
7,392	Sunstone Hotel Investors, Inc.	99,792
6,800	U-Store-It Trust	83,436

		2,020,131

	Semiconductors & Semiconductor Equipment — 0.68%
7,200	American Superconductor Corp.(a)	169,704
24,584	Amkor Technologies, Inc.(a)	156,600
15,500	Applied Micro Circuits Corp.(a)	92,690
4,327	Cabot Microelectronics Corp.(a)	138,810
5,385	Cymer, Inc.(a)	136,402
11,630	Intevac, Inc.(a)	123,743
5,709	Micrel, Inc.	51,781
12,291	OmniVision Technologies, Inc.(a)	140,240
11,642	Pericom Semiconductor Corp.(a)	122,241
9,981	PMC-Sierra, Inc.(a)	74,059
8,984	Semtech Corp.(a)	125,417
4,554	Transmeta Corp.(a)	73,820
12,275	Ultratech, Inc.(a)	148,528

		1,554,035

	Software — 0.59%
2,013	ANSYS, Inc.(a)	76,232
3,964	Concur Technologies, Inc.(a)	151,663
7,333	Jack Henry & Associates, Inc.	149,080
10,639	JDA Software Group, Inc.(a)	161,819
8,916	Manhattan Associates, Inc.(a)	199,183
9,300	RightNow Technologies, Inc.(a)	116,901
5,746	SPSS, Inc.(a)	168,703
6,861	Sybase, Inc.(a)	210,084
4,000	Take-Two Interactive Software, Inc.	65,600
4,800	Wind River Systems, Inc.(a)	48,000

		1,347,265

	Specialty Retail — 0.37%
2,758	Aeropostale, Inc.(a)	88,559

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Specialty Retail (continued)
11,659	Dress Barn, Inc.(a)	$178,266
5,214	hhgregg, Inc.(a)	50,837
5,025	Insight Enterprises, Inc.(a)	67,385
6,400	Jo-Ann Stores, Inc.(a)	134,272
5,570	Jos. A. Bank Clothiers, Inc.(a)	187,152
3,600	Shoe Carnival, Inc.(a)	58,968
2,000	Tractor Supply Co.(a)	84,100

		849,539

	Textiles, Apparel & Luxury Goods — 0.34%
1,916	Deckers Outdoor Corp.(a)	199,417
7,101	Fossil, Inc.(a)	200,461
5,400	Fuqi International, Inc.(a)	44,010
6,806	Perry Ellis International, Inc.(a)	101,478
8,391	Wolverine World Wide, Inc.	222,026

		767,392

	Thrifts & Mortgage Finance — 0.08%
6,573	First Financial Holdings, Inc.	172,081

	Tobacco — 0.05%
2,411	Universal Corp.	118,356

	Trading Companies & Distributors — 0.10%
6,360	Applied Industrial Technologies, Inc.	171,275
4,300	Beacon Roofing Supply, Inc.(a)	67,166

		238,441

	Transportation — 0.04%
7,600	Celadon Group, Inc.(a)	87,172

	Water Utilities — 0.04%
2,985	SJW Corp.	89,460

	Total Franklin Portfolio Associates LLC	35,335,163

	Frontier Capital Management Company, LLC — 20.23%
	Aerospace & Defense — 0.32%
8,928	BFGoodrich Corp.	371,405
15,203	Orbital Sciences Corp.(a)	364,416

		735,821

	Auto Components — 0.47%
13,628	ArvinMeritor, Inc.	177,709
8,877	Autoliv, Inc.	299,599
5,280	Gentex Corp.	75,504
9,493	Navistar International Corp.(a)	514,331

		1,067,143

	Biotechnology — 0.63%
32,140	Alkermes, Inc.(a)	427,462
23,429	CV Therapeutics(a)	253,033
11,907	Genomic Health, Inc.(a)	269,693
22,703	Nanosphere, Inc.(a)	193,657
5,300	Osiris Therapeutics, Inc.(a)	102,237
14,255	Progenics Pharmaceuticals, Inc.(a)	189,734

		1,435,816

	Capital Markets — 0.13%
8,844	Thomas Weisel Partners Group, Inc.(a)	74,555
9,239	Waddell & Reed Financial, Inc., Class - A	228,665

		303,220

	Chemicals — 0.73%
13,635	Albemarle Corp.	420,503
16,334	Cabot Corp.	519,094
30,919	Chemtura Corp.	140,991
6,600	FMC Corp.	339,174
12,473	Hercules, Inc.	246,841

		1,666,603

	Commercial Services & Supplies — 0.68%
8,151	Avery-Dennison Corp.	362,557
7,722	Clean Harbors, Inc.(a)	521,621
14,305	Republic Services, Inc., Class - A	428,864
9,481	Ritchie Bros. Auctioneers, Inc.	221,476

		1,534,518

	Communications Equipment — 0.64%
14,552	ADTRAN, Inc.	283,618
12,572	Anaren, Inc.(a)	127,606
42,403	Arris Group, Inc.(a)	327,775
7,854	Ciena Corp.(a)	79,168
4,092	CommScope, Inc.(a)	141,747
25,766	Harmonic, Inc.(a)	217,723
57,945	Sonus Networks, Inc.(a)	166,881
9,008	Switch and Data Facilities Co.(a)	112,150

		1,456,668

	Computers & Peripherals — 0.63%
8,528	Avid Technology, Inc.(a)	205,184
10,988	Diebold, Inc.	363,813
24,683	Hutchinson Technology, Inc.(a)	285,829
11,120	Seagate Technology	134,774
21,086	Western Digital Corp.(a)	449,553

		1,439,153

	Construction & Engineering — 0.89%
23,544	Chicago Bridge & Iron Co.	452,986
12,407	Fluor Corp.	691,070
13,000	Foster Wheeler Ltd.(a)	469,430
7,755	Jacobs Engineering Group, Inc.(a)	421,174

		2,034,660

	Containers & Packaging — 0.56%
57,120	Crown Holdings, Inc.(a)	1,268,635

	Diversified Consumer Services — 0.14%
15,344	Sotheby’s	307,801

	Diversified Financial Services — 0.13%
22,528	GFI Group, Inc.	106,107
6,402	Investment Technology Group, Inc.(a)	194,813

		300,920

	Diversified Telecommunication Services — 0.18%
68,550	Level 3 Communications, Inc.(a)	185,085
16,862	SAVVIS, Inc.(a)	226,625

		411,710

	Electrical Equipment — 0.77%
7,887	A.O. Smith Corp.	309,091
18,677	Belden, Inc.	593,742
4,545	Franklin Electric Co., Inc.	202,480
9,200	General Cable Corp.(a)	327,796
5,808	Hubbell, Inc., Class - B	203,570
2,937	Thomas & Betts Corp.(a)	114,749

		1,751,428

	Electronic Equipment & Instruments — 0.96%
12,110	Cognex Corp.	244,138
14,124	DTS, Inc.(a)	393,071
62,533	Flextronics International Ltd.(a)	442,734
8,910	Itron, Inc.(a)	788,802
11,204	Jabil Circuit, Inc.	106,886

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Equipment & Instruments (continued)
5,643	Rogers Corp.(a)	$208,678

		2,184,309

	Energy Equipment & Services — 0.80%
2,574	Core Laboratories N.V.	260,798
10,823	Dril-Quip, Inc.(a)	469,610
5,457	ENSCO International, Inc.	314,487
3,663	National-Oilwell Varco, Inc.(a)	183,992
11,285	Noble Corp.	495,411
1,403	SunPower Corp., Class - A(a)	96,869

		1,821,167

	Food Products — 0.08%
11,219	Smithfield Foods, Inc.(a)	178,158

	Health Care Equipment & Supplies — 1.43%
26,794	Cooper Cos., Inc.	931,360
52,233	DexCom, Inc.(a)	323,322
13,679	Helicos Biosciences Corp.(a)	23,528
30,721	Insulet Corp.(a)	427,636
5,643	Patterson Cos., Inc.(a)	171,604
41,464	RTI Biologics, Inc.(a)	387,688
11,714	STERIS Corp.	440,212
18,083	Wright Medical Group, Inc.(a)	550,447

		3,255,797

	Health Care Providers & Services — 1.28%
19,238	AMN Healthcare Services, Inc.(a)	338,012
4,917	Express Scripts, Inc., Class - A(a)	362,973
10,790	HealthExtras, Inc.(a)	281,835
5,841	Magellan Health Services, Inc.(a)	239,831
47,583	Omnicare, Inc.	1,368,963
3,267	Pediatrix Medical Group, Inc.(a)	176,157
14,643	The Providence Service Corp.(a)	143,501

		2,911,272

	Hotels, Restaurants & Leisure — 0.12%
6,600	Cheesecake Factory, Inc.(a)	96,492
3,531	Panera Bread Co., Class - A(a)	179,728

		276,220

	Industrial Conglomerates — 0.07%
5,577	Carlisle Cos., Inc.	167,143

	Insurance — 0.22%
11,120	Montpelier Re Holdings Ltd. - ADR	183,591
14,453	OneBeacon Insurance Group Ltd.	305,681

		489,272

	IT Services — 0.33%
7,524	Global Payments, Inc.	337,527
22,043	Ness Technologies, Inc.(a)	252,833
9,107	Perot Systems Corp., Class - A(a)	158,006

		748,366

	Life Sciences Tools & Services — 1.25%
9,811	Charles River Laboratories International, Inc.(a)	544,805
16,235	ICON PLC - ADR(a)	620,989
18,388	Illumina, Inc.(a)	745,265
3,267	Millipore Corp.(a)	224,769
5,148	PAREXEL International Corp.(a)	147,542
13,628	Pharmaceutical Product Development, Inc.	563,518

		2,846,888

	Machinery — 0.81%
23,033	Albany International Corp., Class - A	629,492
7,920	Kadant, Inc.(a)	180,338
11,714	Kaydon Corp.	527,833
2,805	Oshkosh Corp.	36,914
9,635	Pall Corp.	331,348
3,729	Pentair, Inc.	128,911

		1,834,836

	Marine — 0.14%
8,481	Kirby Corp.(a)	321,769

	Media — 0.27%
17,060	Cinemark Holdings, Inc.	232,016
13,001	RHI Entertainment, Inc.(a)	193,715
26,838	TiVo, Inc.(a)	196,454

		622,185

	Metals & Mining — 0.46%
7,788	Brush Engineered Materials, Inc.(a)	144,623
6,963	Freeport-McMoRan Copper & Gold, Inc., Class - B	395,847
27,949	Hecla Mining Co.(a)	130,801
6,402	Massey Energy Co.	228,359
7,832	RTI International Metals, Inc.(a)	153,194

		1,052,824

	Multiline Retail — 0.13%
8,085	Dollar Tree, Inc.(a)	293,971

	Oil, Gas & Consumable Fuels — 0.63%
11,681	Flotek Industries, Inc.(a)	128,491
13,892	Frontier Oil Corp.	255,891
46,923	Talisman Energy, Inc.	667,245
16,499	World Fuel Services Corp.	379,972

		1,431,599

	Paper & Forest Products — 0.11%
13,034	Neenah Paper, Inc.	258,073

	Pharmaceuticals — 0.04%
5,511	Medicis Pharmaceutical Corp., Class - A	82,169

	Real Estate Investment Trusts — 0.18%
32,932	CapitalSource, Inc.	405,064

	Road & Rail — 0.47%
11,285	Kansas City Southern(a)	500,603
13,034	Landstar System, Inc.	574,278

		1,074,881

	Semiconductors & Semiconductor Equipment — 2.38%
22,802	Actel Corp.(a)	284,569
18,941	Altera Corp.	391,700
19,370	ATMI, Inc.(a)	348,273
6,963	Cabot Microelectronics Corp.(a)	223,373
19,370	Cree, Inc.(a)	441,249
19,832	Cymer, Inc.(a)	502,345
5,115	Cypress Semiconductor Corp.(a)	26,700
40,555	Entropic Communications, Inc.(a)	57,183
16,169	Fairchild Semiconductor International, Inc.(a)	143,742
29,890	Integrated Device Technology, Inc.(a)	232,544
7,227	International Rectifier Corp.(a)	137,457
22,406	Maxim Integrated Products, Inc.	405,549
6,105	MEMC Electronic Materials, Inc.(a)	172,527
18,908	Microsemi Corp.(a)	481,776
18,769	Mindspeed Technologies, Inc.(a)	44,670
18,677	National Semiconductor Corp.	321,431
51,213	PMC-Sierra, Inc.(a)	380,000
7,326	Silicon Laboratories, Inc.(a)	224,908
62,136	Skyworks Solutions, Inc.(a)	519,457

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Semiconductors & Semiconductor Equipment (continued)
9,536	Teradyne, Inc.(a)	$74,476

		5,413,929

	Software — 0.70%
33,889	Amdocs Ltd.(a)	927,881
9,536	CommVault Systems, Inc.(a)	114,909
19,832	Macrovision Solutions Corp.(a)	305,016
10,526	Manhattan Associates, Inc.(a)	235,151

		1,582,957

	Textiles, Apparel & Luxury Goods — 0.09%
38,197	Chico’s FAS, Inc.(a)	208,938

	Trading Companies & Distributors — 0.26%
5,742	Nu Skin Enterprises, Inc., Class - A	93,135
9,816	Watsco, Inc.	493,549

		586,684

	Wireless Telecommunication Services — 0.12%
7,194	NII Holdings, Inc., Class - B(a)	272,796

	Total Frontier Capital Management Company, LLC	46,035,363

	Geewax & Partners, LLC — 16.45%
	Aerospace & Defense — 0.13%
6,600	Aircastle Ltd.	65,406
5,016	Triumph Group, Inc.	229,281

		294,687

	Air Freight & Logistics — 0.27%
16,199	Hub Group, Inc., Class - A(a)	609,892

	Auto Components — 0.21%
34,021	ArvinMeritor, Inc.	443,634
1,545	ATC Technology Corp.(a)	36,678

		480,312

	Biotechnology — 0.21%
2,376	Cytokinetics, Inc.(a)	11,262
4,356	Nabi Biopharmaceuticals(a)	20,299
9,140	OSI Pharmaceuticals, Inc.(a)	450,511

		482,072

	Building Products — 0.11%
7,821	NCI Building Systems, Inc.(a)	248,317

	Business Services — 0.15%
11,546	Emergency Medical Services Corp.(a)	344,994

	Capital Markets — 0.22%
7,300	Ares Capital Corp.	76,139
4,600	Harris & Harris Group, Inc.(a)	29,348
14,717	Knight Capital Group, Inc., Class - A(a)	218,695
2,640	MVC Capital, Inc.	40,260
3,100	PennantPark Investment Corp.	22,971
5,940	SWS Group, Inc.	119,750

		507,163

	Chemicals — 0.86%
6,006	Arch Chemicals, Inc.	212,012
25,310	Aventine Renewable Energy Holdings, Inc.(a)	79,980
1,971	Compass Minerals International, Inc.	103,261
5,049	Ferro Corp.	101,485
13,298	Hercules, Inc.	263,167
15,768	Innophos Holdings, Inc.	384,424
8,745	Koppers Holdings, Inc.	327,150
4,072	Minerals Technologies, Inc.	241,714
825	Stepan Co.	45,020
4,000	Symyx Technologies, Inc.(a)	39,640
5,775	Terra Industries, Inc.	169,785

		1,967,638

	Commercial Banks — 0.58%
5,214	Banco Latinoamericano de Exportaciones S.A., Class - E	75,186
2,970	Bank Mutual Corp.	33,709
660	Center Financial Corp.	8,428
7,854	FirstMerit Corp.	164,934
23,528	National Penn Bancshares, Inc.	343,509
4,500	Northwest Bancorp, Inc.	123,930
11,201	Oriental Financial Group, Inc.	200,050
15,971	Pacific Capital Bancorp	325,010
3,700	TrustCo Bank Corp.	43,327

		1,318,083

	Commercial Services & Supplies — 1.04%
8,514	Chemed Corp.	349,585
3,696	Cornell Cos., Inc.(a)	100,457
792	CRA International, Inc.(a)	21,764
13,892	CSG Systems International, Inc.(a)	243,527
11,120	Interactive Data Corp.	280,446
19,469	Jackson Hewitt Tax Service, Inc.	298,655
2,211	Kenexa Corp.(a)	34,912
2,337	Landauer, Inc.	170,017
3,900	M & F Worldwide Corp.(a)	156,000
5,200	PICO Holdings, Inc.(a)	186,732
20,393	Stewart Enterprises, Inc.	160,289
12,800	Tredegar Industries, Inc.	227,712
4,300	TriMas Corp.(a)	28,208
3,234	TrueBlue, Inc.(a)	52,261
1,914	Viad Corp.	55,104

		2,365,669

	Communications Equipment — 0.67%
627	Applied Signal Technology, Inc.	10,897
39,334	Foundry Networks, Inc.(a)	716,272
1,056	Globecomm Systems, Inc.(a)	9,230
4,521	MasTec, Inc.(a)	60,084
3,366	Opnext, Inc.(a)	15,450
19,370	Polycom, Inc.(a)	448,028
62,200	Powerwave Technologies, Inc.(a)	246,312
2,145	Symmetricom, Inc.(a)	10,661

		1,516,934

	Computers & Peripherals — 0.12%
12,134	Avocent Corp.(a)	248,262
2,970	RadiSys Corp.(a)	25,542

		273,804

	Construction & Engineering — 0.02%
1,500	Layne Christensen Co.(a)	53,145

	Consumer Finance — 0.00%
3,440	Advance America Cash Advance Centers, Inc.	10,286

	Containers & Packaging — 0.00%
500	TAL International Group, Inc.	10,410

	Diversified Consumer Services — 0.09%
528	FGX International Holdings Ltd.(a)	5,845
19,200	Griffon Corp.(a)	173,184
4,224	Town Sports International Holdings, Inc.(a)	25,766

		204,795

	Diversified Financial Services — 0.69%
22,996	Apollo Investment Corp.	392,082

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Diversified Financial Services (continued)
2,700	BlackRock Kelso Capital Corp.	$31,131
6,897	Encore Capital Group, Inc.(a)	94,489
740	Federal Agricultural Mortgage Corp., Class- C 3,034
16,443	Leucadia National Corp.	747,170
1,023	NewStar Financial, Inc.(a)	8,276
21,938	Prospect Capital Corp.	281,025
2,244	Resource America, Inc., Class - A	21,318

		1,578,525

	Diversified Telecommunication Services — 0.36%
1,518	Consolidated Communications Holdings, Inc.	22,892
1,815	Embarq Corp.	73,598
17,541	GeoEye, Inc.(a)	388,182
2,079	Global Crossing Ltd.(a)	31,518
9,400	RCN Corp.(a)	115,244
7,869	Syniverse Holdings, Inc.(a)	130,704
6,000	USA Mobility, Inc.	66,000

		828,138

	Electric Utilities — 0.45%
17,918	Cleco Corp.	452,429
8,481	NorthWestern Corp.	213,128
4,158	Pike Electric Corp.(a)	61,247
1,000	Portland General Electric Co.	23,660
3,036	The Empire District Electric Co.	64,819
5,874	UIL Holdings Corp.	201,654

		1,016,937

	Electrical Equipment — 0.65%
6,699	Acuity Brands, Inc.	279,750
9,041	EMCOR Group, Inc.(a)	237,959
3,300	Energy Conversion Devices, Inc.(a)	192,225
12,209	GrafTech International Ltd.(a)	184,478
3,500	Haynes International, Inc.(a)	163,905
11,813	Woodward Governor Co.	416,645

		1,474,962

	Electronic Equipment & Instruments — 0.23%
8,613	Eagle Test Systems, Inc.(a)	131,865
66	LaBarge, Inc.(a)	994
3,894	Regal-Beloit Corp.	165,573
7,094	SYNNEX Corp.(a)	158,480
3,400	VeriFone Holdings, Inc.(a)	56,236

		513,148

	Energy Equipment & Services — 0.38%
3,960	Energy Transfer Partners LP	145,847
930	EnergySouth, Inc.	57,130
1,000	Geokinetics, Inc.(a)	19,000
5,245	Lufkin Industries, Inc.	416,190
10,097	Newpark Resources, Inc.(a)	73,708
20,492	Parker Drilling Co.(a)	164,346

		876,221

	Food & Staples Retailing — 0.46%
2,970	Longs Drug Stores Corp.	224,651
12,000	Ralcorp Holdings, Inc.(a)	808,920

		1,033,571

	Gas Utilities — 0.05%
1,000	Northwest Natural Gas Co.	52,000
2,200	Piedmont Natural Gas Co., Inc.	70,312

		122,312

	Health Care Equipment & Supplies — 0.21%
11,588	Cynosure, Inc.(a)	207,889
11,351	Invacare Corp.	274,013

		481,902

	Health Care Providers & Services — 1.07%
20,000	Alliance Imaging, Inc.(a)	205,400
11,364	Centene Corp.(a)	233,076
660	Computer Programs & Systems, Inc.	19,107
28,840	HealthSpring, Inc.(a)	610,255
3,300	Kindred Healthcare, Inc.(a)	90,981
11,022	Magellan Health Services, Inc.(a)	452,563
7,722	Molina Heathcare, Inc.(a)	239,382
4,620	Psychiatric Solutions, Inc.(a)	175,329
7,953	Skilled Healthcare Group, Inc., Class - A(a)	126,373
17,324	Sun Healthcare Group, Inc.(a)	253,970
2,079	The Ensign Group, Inc.	35,530

		2,441,966

	Health Care Technology — 0.04%
2,907	WebMD Health Corp., Class – A(a)	86,454

	Hotels, Restaurants & Leisure — 0.05%
4,323	Bluegreen Corp.(a)	29,872
4,000	Speedway Motorsports, Inc.	77,920

		107,792

	Industrial Conglomerates — 0.39%
9,200	ENPRO Industries, Inc.(a)	341,872
11,300	Furmanite Corp.(a)	117,633
1,881	H&E Equipment Services, Inc.(a)	18,170
6,900	Ladish Co., Inc.(a)	139,725
19,240	LSB Industries, Inc. (a)	266,474
495	Park-Ohio Holdings Corp.(a)	8,856
65	United States Lime & Minerals, Inc.(a)	2,503

		895,233

	Insurance — 2.00%
55,338	American Equity Investment Life Holding Co. 415,035
15,377	Amerisafe, Inc.(a)	279,861
23,066	AmTrust Financial Services, Inc.	313,467
660	Argo Group International Holdings Ltd. - ADR(a)	24,321
32,351	Aspen Insurance Holdings Ltd.	889,653
3,400	Assured Guaranty Ltd.	55,284
12,633	CastlePoint Holdings Ltd.	140,605
3,069	CNA Surety Corp.(a)	51,252
12,794	Crawford & Co., Class - B(a)	200,226
627	Darwin Professional Underwriters, Inc.(a)	19,506
2,442	First Mercury Financial Corp.(a)	34,799
759	Independence Holding Co.	8,766
12,143	IPC Holdings Ltd.	366,840
3,900	Life Partners Holdings, Inc.	140,283
2,700	Max Capital Group Ltd.	62,721
3,599	Meadowbrook Insurance Group, Inc.	25,409
8,600	Montpelier Re Holdings Ltd. - ADR	141,986
14,354	Platinum Underwriters Holdings Ltd.	509,280
8,200	Primus Guaranty Ltd.(a)	21,484
6,204	Safety Insurance Group, Inc.	235,318
9,305	Tower Group, Inc.	219,226
29,453	Universal American Corp.(a)	359,032
1,000	Zenith National Insurance Corp.	36,640

		4,550,994

	Internet & Catalog Retail — 0.01%
1,980	Stamps.com, Inc.(a)	23,107

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Internet Software & Services — 0.07%
16,829	EarthLink, Inc.(a)	$143,047
1,281	United Online, Inc.	12,054

		155,101

	IT Services — 0.22%
33,394	Ness Technologies, Inc.(a)	383,029
6,600	Perot Systems Corp., Class - A(a)	114,510

		497,539

	Machinery — 0.59%
14,354	Barnes Group, Inc.	290,238
3,366	Bucyrus International, Inc., Class - A	150,393
5,016	Cascade Corp.	219,751
3,894	Chart Industries, Inc.(a)	111,213
2,000	Thermadyne Holdings Corp.(a)	33,340
10,427	Wabtec Corp.	534,175

		1,339,110

	Marine — 0.60%
22,600	Cal Dive International, Inc.(a)	239,560
8,899	Eagle Bulk Shipping, Inc.	124,052
5,511	Genco Shipping & Trading Ltd.	183,186
1,485	Navios Maritime Partners LP	11,212
9,602	Nordic American Tankers Shipping Ltd.	307,840
2,904	Overseas Shipholding Group, Inc.	169,332
11,141	Ship Finance International Ltd.	240,200
5,445	Teekay Tankers Ltd., Class A	92,184

		1,367,566

	Metals & Mining — 0.65%
561	Alliance Holdings GP LP	11,237
1,174	Alliance Resource Partners LP	37,004
3,201	AMCOL International Corp.	100,063
1,023	International Coal Group, Inc.(a)	6,384
6,600	Kaiser Aluminum Corp.	283,470
4,300	Northwest Pipe Co.(a)	187,566
1,155	Penn Virginia Resource Partners LP	19,046
12,300	RTI International Metals, Inc.(a)	240,588
12,374	Walter Industries, Inc.	587,146

		1,472,504

	Multiline Retail — 0.16%
1,551	RC2 Corp.(a)	31,020
9,503	The Andersons, Inc.	334,696

		365,716

	Oil, Gas & Consumable Fuels — 0.09%
6,600	Linn Energy LLC	100,980
1,606	Rosetta Resources, Inc.(a)	29,486
7,000	TXCO Resources, Inc.(a)	70,280

		200,746

	Paper & Forest Products — 0.25%
14,354	Rock-Tenn Co., Class - A	573,873

	Pharmaceuticals — 0.16%
18,158	Emergent BioSolutions, Inc.(a)	237,688
16,500	Pharmanet Development Group, Inc.(a)	119,130

		356,818

	Real Estate Investment Trusts — 0.50%
9,700	American Capital Agency Corp.	168,004
2,200	AMREP Corp.(a)	93,302
4,052	Entertainment Properties Trust	221,725
9,470	First Potomac Realty Trust	162,789
3,500	Getty Realty Corp.	77,840
5,610	Lexington Realty Trust	96,604
16,169	OMEGA Healthcare Investors, Inc.	317,883

		1,138,147

	Semiconductors & Semiconductor Equipment — 0.49%
19,799	RF Micro Devices, Inc.(a)	57,813
125,162	Skyworks Solutions, Inc.(a)	1,046,354

		1,104,167

	Software — 0.17%
21,100	L-1 Identity Solutions, Inc.(a)	322,408
2,695	OPNET Technologies, Inc.(a)	32,825
3,200	Super Micro Computer, Inc.(a)	28,832

		384,065

	Specialty Retail — 0.07%
528	AmeriGas Partners LP	16,067
8,707	hhgregg, Inc.(a)	84,893
3,600	Susser Holdings Corp.(a)	54,216

		155,176

	Textiles, Apparel & Luxury Goods — 0.43%
50,454	Collective Brands, Inc.(a)	923,813
11,100	Unifi, Inc.(a)	53,724

		977,537

	Thrifts & Mortgage Finance — 0.01%
1,848	First Niagara Financial Group, Inc.	29,106

	Trading Companies & Distributors — 0.13%
18,600	Beacon Roofing Supply, Inc.(a)	290,532

	Transportation — 0.12%
18,000	Hawaiian Holdings, Inc.(a)	167,040
8,100	JetBlue Airways Corp.(a)	40,095
1,650	Saia, Inc.(a)	21,912
7,600	US Airways Group, Inc.(a)	45,828

		274,875

	Water Utilities — 0.01%
462	Connecticut Water Service, Inc.	13,375

	Total Geewax & Partners, LLC	37,415,416

	IronBridge Capital Management LP — 24.87%
	Aerospace & Defense — 1.01%
10,918	Esterline Technologies Corp.(a)	432,244
21,929	Moog, Inc., Class - A(a)	940,316
18,352	Orbital Sciences Corp.(a)	439,897
10,609	Triumph Group, Inc.	484,937

		2,297,394

	Auto Components — 0.47%
51,061	Gentex Corp.	730,172
17,705	Superior Industries International, Inc.	339,228

		1,069,400

	Biotechnology — 0.34%
27,244	Cepheid, Inc.(a)	376,785
7,947	Metabolix, Inc.(a)	86,463
3,930	Onyx Pharmaceuticals, Inc.(a)	142,187
21,186	Sangamo BioSciences, Inc.(a)	163,132

		768,567

	Building Products — 0.42%
34,711	Apogee Enterprises, Inc.	521,706
12,384	Universal Forest Products, Inc.	432,326

		954,032

	Capital Markets — 0.57%
44,297	Jefferies Group, Inc.	992,253

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Capital Markets (continued)
12,390	Waddell & Reed Financial, Inc., Class - A	$306,652

		1,298,905

	Chemicals — 1.01%
8,798	Arch Chemicals, Inc.	310,569
13,143	FCM Corp.	675,419
12,979	Lubrizol Corp.	559,914
18,660	Methanex Corp.	371,148
6,481	Minerals Technologies, Inc.	384,712

		2,301,762

	Commercial Banks — 1.45%
9,711	Cullen/Frost Bankers, Inc.	582,660
31,123	First Midwest Bancorp, Inc.	754,422
60,054	Sterling Bancshares, Inc.	627,564
15,301	United Bankshares, Inc.	535,535
14,010	Westamerica Bancorp	805,995

		3,306,176

	Communications Equipment — 0.56%
13,038	Polycom, Inc.(a)	301,569
37,941	Tekelec(a)	530,794
18,646	ViaSat, Inc.(a)	439,673

		1,272,036

	Computers & Peripherals — 0.18%
13,474	Synaptics, Inc(a)	407,184

	Construction & Engineering — 0.12%
18,580	Insituform Technologies, Inc., Class - A(a)	277,957

	Containers & Packaging — 0.29%
17,042	AptarGroup, Inc.	666,513

	Diversified Consumer Services — 0.21%
4,068	GATX Corp.	160,971
1,559	Strayer Education, Inc.	312,205

		473,176

	Electrical Equipment — 1.42%
12,355	American Superconductor Corp.(a)	291,207
9,961	Belden, Inc.	316,660
26,651	GrafTech International Ltd.(a)	402,697
21,876	IDEX Corp.	678,594
18,279	Thomas & Betts Corp.(a)	714,161
23,187	Woodward Governor Co.	817,805

		3,221,124

	Electronic Equipment & Instruments — 1.50%
22,960	Flir Systems, Inc.(a)	882,123
4,956	Itron, Inc.(a)	438,755
24,915	National Instruments Corp.	748,696
8,598	Rofin-Sinar Technologies, Inc.(a)	263,185
10,721	ScanSource, Inc.(a)	308,658
30,003	Trimble Navigation Ltd.(a)	775,877

		3,417,294

	Energy Equipment & Services — 1.19%
4,676	Lufkin Industries, Inc.	371,040
10,802	Oceaneering International, Inc.(a)	575,963
14,243	Oil States International, Inc.(a)	503,490
6,084	SunPower Corp., Class - A(a)	420,087
6,228	Tesco Corp.(a)	130,414
14,300	Unit Corp.(a)	712,426

		2,713,420

	Food Products — 0.10%
7,179	Corn Products International, Inc.	231,738
	Gas Utilities — 0.53%
23,068	AGL Resources, Inc.	723,874
23,378	Southern Union Co.	482,755

		1,206,629

	Health Care Equipment & Supplies — 1.12%
17,334	ABIOMED, Inc.(a)	307,679
6,622	Analogic Corp.	329,511
25,592	Hansen Medical, Inc.(a)	343,956
17,289	IDEXX Laboratories, Inc.(a)	947,437
10,682	SonoSite, Inc.(a)	335,415
8,318	ZOLL Medical Corp.(a)	272,165

		2,536,163

	Health Care Providers & Services — 0.36%
16,986	Owens & Minor, Inc.	823,821

	Health Care Technology — 0.68%
24,347	Cerner Corp.(a)	1,086,850
21,747	Phase Forward, Inc.(a)	454,730

		1,541,580

	Hotels, Restaurants & Leisure — 0.22%
16,167	WMS Industries, Inc.(a)	494,225

	Household Durables — 0.76%
14,493	Snap-on, Inc.	763,201
22,034	The Tupperware Brands Corp.	608,800
14,046	Universal Electronics, Inc.(a)	350,869

		1,722,870

	Industrial Conglomerates — 0.33%
9,230	Raven Industries, Inc.	363,201
4,709	Valmont Industries, Inc.	389,387

		752,588

	Insurance — 1.73%
2,952	Alleghany Corp.(a)	1,077,480
37,293	American Financial Group, Inc.	1,100,143
12,341	Argo Group International Holdings Ltd. - ADR(a)	454,766
19,761	FBL Financial Group, Inc., Class - A	551,134
15,367	Selective Insurance Group, Inc.	352,212
13,772	Stewart Information Services Corp.	409,717

		3,945,452

	Leisure Equipment & Products — 0.69%
70,196	Callaway Golf Co.	987,658
54,375	Leapfrog Enterprises, Inc.(a)	574,200

		1,561,858

	Life Sciences Tools & Services — 0.89%
48,813	Exelixis, Inc.(a)	296,783
13,194	Illumina, Inc.(a)	534,753
6,328	Techne Corp.(a)	456,375
17,331	Varian, Inc.(a)	743,500

		2,031,411

	Machinery — 0.91%
21,137	Astec Industries, Inc.(a)	651,654
8,645	Kaydon Corp.	389,544
16,028	Lincoln Electric Holding, Inc.	1,030,760

		2,071,958

	Marine — 0.41%
21,124	Alexander & Baldwin, Inc.	930,090

	Metals & Mining — 0.37%
8,403	Carpenter Technology Corp.	215,537
43,958	International Coal Group, Inc.(a)	274,298

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Metals & Mining (continued)
17,975	RTI International Metals, Inc.(a)	$351,591

		841,426

	Multi-Utilities — 0.84%
55,184	Avista Corp.	1,198,045
23,299	Black Hills Corp.	723,900

		1,921,945

	Oil, Gas & Consumable Fuels — 0.51%
9,541	Berry Petroleum Co., Class - A	369,523
21,944	Cabot Oil & Gas Corp., Class - A	793,056

		1,162,579

	Pharmaceuticals — 0.17%
22,373	Isis Pharmaceuticals, Inc.(a)	377,880

	Real Estate Investment Trusts — 1.15%
25,395	Corporate Office Properties	1,024,688
22,758	First Industrial Realty Trust, Inc.	652,699
19,092	Mid-America Apartment Communities, Inc.	938,181

		2,615,568

	Real Estate Management & Development — 0.18%
10,710	The St. Joe Co.(a)	418,654

	Semiconductors & Semiconductor Equipment — 0.54%
22,182	Cypress Semiconductor Corp.(a)	115,790
19,582	Semtech Corp.(a)	273,365
4,613	Standard Microsystems Corp.(a)	115,233
9,886	Varian Semiconductor Equipment Associates, Inc.(a)	248,336
31,913	Veeco Instruments, Inc.(a)	472,631

		1,225,355

	Software — 0.56%
20,640	Jack Henry & Associates, Inc.	419,611
23,089	Manhattan Associates, Inc.(a)	515,808
18,169	Parametric Technology Corp.(a)	334,310

		1,269,729

	Specialty Retail — 0.27%
14,463	Tractor Supply Co.(a)	608,169

	Textiles, Apparel & Luxury Goods — 0.45%
13,878	Oxford Industries, Inc.	358,469
25,550	Wolverine World Wide, Inc.	676,053

		1,034,522

	Thrifts & Mortgage Finance — 0.24%
29,669	Washington Federal, Inc.	547,393

	Trading Companies & Distributors — 0.11%
8,050	WESCO International, Inc.(a)	259,049

	Total IronBridge Capital Management LP	56,577,592

	Sterling Johnston Capital Management, L.P. — 16.92%
	Aerospace & Defense — 0.83%
16,237	Curtiss-Wright Corp.	737,972
16,853	HEICO Corp.	553,115
13,153	Triumph Group, Inc.	601,224

		1,892,311

	Auto Components — 0.10%
32,127	Exide Technologies(a)	237,097

	Biotechnology — 0.65%
5,922	AMAG Pharmaceuticals, Inc.(a)	229,359
22,084	Genomic Health, Inc.(a)	500,203
1,330	Medivation, Inc.(a)	35,192
18,503	Seattle Genetics, Inc.(a)	197,982
10,544	XenoPort, Inc.(a)	511,278

		1,474,014

	Building Products — 0.12%
6,500	Texas Industries, Inc.	265,590

	Capital Markets — 0.14%
16,192	optionsXpress Holdings, Inc.	314,449

	Commercial Banks — 0.27%
30,850	Boston Private Financial Holdings, Inc.	269,629
24,612	East West Bancorp, Inc.	337,184

		606,813

	Commercial Services & Supplies — 1.00%
12,153	American Public Education, Inc.(a)	586,747
7,830	Atlas Air Worldwide Holdings, Inc.(a)	315,627
16,750	Gmarket, Inc. - ADR(a)	389,270
7,645	Huron Consulting Group, Inc.(a)	435,612
19,039	SkillSoft PLC - ADR(a)	199,148
31,354	SuccessFactors, Inc.(a)	341,759

		2,268,163

	Communications Equipment — 0.20%
9,382	Comtech Telecommunications Corp.(a)	461,970

	Construction & Engineering — 0.20%
17,400	Perini Corp.(a)	448,746

	Containers & Packaging — 0.23%
34,192	Temple-Inland, Inc.	521,770

	Diversified Financial Services — 0.17%
24,984	Dollar Financial Corp.(a)	384,504

	Diversified Telecommunication Services — 0.27%
28,130	GeoEye, Inc.(a)	622,517

	Electrical Equipment — 0.59%
6,591	Belden, Inc.	209,528
27,006	EnerSys(a)	532,288
12,801	Haynes International, Inc.(a)	599,471

		1,341,287

	Electronic Equipment & Instruments — 0.32%
22,927	Daktronics, Inc.	381,964
12,900	DTS, Inc.(a)	359,007

		740,971

	Energy Equipment & Services — 0.99%
6,161	CARBO Ceramics, Inc.	317,969
32,047	Energy Recovery, Inc.(a)	307,331
16,255	Hornbeck Offshore Services, Inc.(a)	627,768
25,982	Tesco Corp.(a)	544,063
17,559	Willbros Group, Inc.(a)	465,314

		2,262,445

	Health Care Equipment & Supplies — 1.41%
9,482	Haemonetics Corp.(a)	585,229
12,043	Integra LifeSciences Holdings(a)	530,253
14,288	Meridian Bioscience, Inc.	414,923
20,950	PSS World Medical, Inc.(a)	408,525
14,280	SonoSite, Inc.(a)	448,392
23,954	Volcano Corp.(a)	414,165
13,297	Wright Medical Group, Inc.(a)	404,761

		3,206,248

	Health Care Providers & Services — 0.93%
31,705	Alliance Imaging, Inc.(a)	325,610
11,787	HealthExtras, Inc.(a)	307,877
14,048	Psychiatric Solutions, Inc.(a)	533,122
28,278	Skilled Healthcare Group, Inc., Class - A(a)	449,337

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Health Care Providers & Services (continued)
34,109	Sun Healthcare Group, Inc.(a)	$500,038

		2,115,984

	Hotels, Restaurants & Leisure — 0.58%
9,382	Churchill Downs, Inc.	459,530
16,617	Red Robin Gourmet Burgers, Inc.(a)	445,336
13,412	WMS Industries, Inc.(a)	410,005

		1,314,871

	Insurance — 0.07%
52,906	The PMI Group, Inc.	156,073

	Internet & Catalog Retail — 0.22%
16,016	Netflix, Inc.(a)	494,574

	Internet Software & Services — 1.01%
4,800	Bankrate, Inc.(a)	186,768
30,128	CyberSource Corp.(a)	485,362
8,716	Digital River, Inc.(a)	282,399
19,579	Informatica Corp.(a)	254,331
39,693	Interwoven, Inc.(a)	560,465
23,971	Websense, Inc.(a)	535,752

		2,305,077

	Life Sciences Tools & Services — 0.18%
14,358	PAREXEL International Corp.(a)	411,500

	Machinery — 0.67%
25,949	Barnes Group, Inc.	524,689
11,695	Kaydon Corp.	526,977
8,656	Middleby Corp.(a)	470,107

		1,521,773

	Marine — 0.32%
62,537	DHT Maritime, Inc.	420,248
58,898	Navios Maritime Holdings, Inc.	300,969

		721,217

	Metals & Mining — 0.18%
24,496	A.M. Castle & Co.	423,291

	Oil, Gas & Consumable Fuels — 1.01%
44,201	Key Energy Services, Inc.(a)	512,732
110,713	RAM Energy Resources, Inc.(a)	319,960
32,117	Rex Energy Corp.(a)	506,164
20,317	Rosetta Resource, Inc.(a)	373,020
43,216	TETRA Technologies, Inc.(a)	598,542

		2,310,418

	Paper & Forest Products — 0.18%
10,181	Rock-Tenn Co., Class - A	407,036

	Pharmaceuticals — 0.51%
8,936	Auxilium Pharmaceuticals, Inc.(a)	289,526
22,800	Eurand N.V.(a)	414,048
19,705	Rigel Pharmaceuticals, Inc.(a)	460,112

		1,163,686

	Real Estate Investment Trusts — 0.37%
128,821	MFA Mortgage Investment, Inc.	837,336

	Semiconductors & Semiconductor Equipment — 0.41%
18,070	Diodes, Inc.(a)	333,391
23,306	Microsemi Corp.(a)	593,837

		927,228

	Software — 1.21%
13,001	Advent Software, Inc.(a)	458,025
14,446	Blackboard, Inc.(a)	582,029
25,788	CommVault Systems, Inc.(a)	310,745
4,972	Concur Technologies, Inc.(a)	190,229
70,508	Lawson Software, Inc.(a)	493,556
14,767	Perfect World Co. Ltd. - Sponsored ADR(a)	331,372
14,931	Progress Software Corp.(a)	388,057

		2,754,013

	Specialty Retail — 0.57%
15,015	Aeropostale, Inc.(a)	482,132
75,751	Coldwater Creek, Inc.(a)	438,598
18,418	Hibbett Sports, Inc.(a)	368,728

		1,289,458

	Textiles, Apparel & Luxury Goods — 0.60%
25,630	Carter’s, Inc.(a)	505,680
17,450	Collective Brands, Inc.(a)	319,510
15,047	The Gymboree Corp.(a)	534,168

		1,359,358

	Trading Companies & Distributors — 0.17%
24,256	Beacon Roofing Supply, Inc.(a)	378,879

	Transportation — 0.10%
10,389	Werner Enterprises, Inc.	225,545

	Wireless Telecommunication Services — 0.14%
38,618	ADC Telecommunications, Inc.(a)	326,322

	Total Sterling Johnston Capital Management, L.P.	38,492,534

	Total Common Stocks	213,856,068

	Mutual Funds — 1.71%
	Geewax & Partners, LLC — 1.45%
20,000	iShares Russell 2000 Fund	1,367,800
28,657	iShares Russell 2000 Value Index Fund	1,926,897
121	Kayne Anderson Energy Development Fund	2,048

	Total Geewax & Partners, LLC	3,296,745

	IronBridge Capital Management LP — 0.26%
8,771	iShares Russell 2000 Value Index Fund	599,849

	Total Mutual Funds	3,896,594

	Time Deposits — 4.33%
	Franklin Portfolio Associates LLC — 0.37%
$845,829	Liquidity Management Control System Time Deposit	845,829

	Frontier Capital Management Company, LLC — 1.02%
$2,318,411	Liquidity Management Control System Time Deposit	2,318,411

	IronBridge Capital Management LP — 2.10%
$4,772,006	Liquidity Management Control System Time Deposit	4,772,006

	Sterling Johnston Capital Management, L.P. — 0.84%
$1,917,432	Liquidity Management Control System Time Deposit	1,917,432

	Total Time Deposits	9,853,678

	Repurchase Agreements — 0.49%
	Geewax & Partners, LLC — 0.49%
$1,105,659	Deutsche Bank, 0.15%, 10/1/08, (Purchased on 9/30/08, proceeds at maturity $1,105,664, collateralized by U.S. Treasury Bill Discount Note, 9/24/09, $1,149,000)	1,105,659

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

	Repurchase Agreements (continued)
	Total Repurchase Agreements	$1,105,659

	Total Investments (cost $257,416,084) — 100.53%	228,711,999
	Liabilities in excess of other assets — (0.53)%	(1,213,303)

	Net Assets — 100.00%	$227,498,696

(a) ADR —	Represents non-income producing security. American Depositary Receipt

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 95.00%
	Artisan Partners LP — 26.39%
	Belgium — 0.16%
32,697	Delhaize Group (Food & Staples Retailing)	$1,898,910
21,542	Umicore (Chemicals)	665,166

		2,564,076

	Brazil — 0.45%
93,680	Petroleo Brasileiro SA Preferred (Oil, Gas & Consumable Fuels)	3,505,505
166,357	Redecard SA (Diversified Financial Services)	2,072,467
355,127	Vivo Participacoes SA Preferred (Wireless Telecommunication Services)	1,470,226

		7,048,198

	Canada — 0.66%
191,419	Canadian Pacific Railway Limited (Transportation)	10,309,827

	China — 1.06%
713,893	Angang Steel Company Limited., H Shares (Industrial Conglomerates)	662,109
5,777,453	China Construction Bank, H Shares (Commercial Banks)	3,855,225
964,500	China Life Insurance Company Limited, H Shares (Insurance)	3,593,225
507,600	China Merchants Holdings International Company Limited (Transportation Infrastructure)	1,628,297
3,761,000	China Petroleum & Chemical Corp., H Shares (Oil & Gas)	2,968,398
2,628,600	China Resources Land Limited. (Real Estate)	2,791,606
3,796,390	Shanghai Electric Group Co. Limited, Series H (Machinery)(a)	1,157,408

		16,656,268

	Finland — 0.96%
451,424	Fortum Oyj (Electric Utilities)	15,147,292

	France — 3.69%
104,484	Alstom (Electrical Equipment)	7,930,178
160,960	Bouygues SA (Wireless Telecommunication Services)	7,290,518
180,710	Electricite de France (Electric Utilities)	13,065,886
107,296	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	9,418,562
116,331	Technip SA (Energy Equipment & Services)	6,535,842
291,678	Vinci SA (Road Construction)	13,740,755

		57,981,741

	Germany — 3.91%
40,797	Allianz SE (Insurance)(b)	5,620,278
223,398	Bayer AG (Chemicals)	16,396,587
207,827	Daimler AG (Automobiles)	10,492,619
90,618	Fraport AG (Transportation Infrastructure)	5,371,682
102,891	Linde AG (Manufacturing)	11,017,738
9,252	Merck KGaA (Pharmaceuticals)	986,522
80,176	Wacker Chemie AG (Chemicals)	11,581,803

		61,467,229

	Hong Kong — 1.13%
1,096,700	Bank of East Asia Limited (Commercial Banks)	3,452,327
1,046,146	Hutchison Whampoa Limited (Industrial Conglomerates)	8,035,226
1,611,030	NWS Holdings Limited (Industrial Conglomerates)	2,890,889
324,143	Sun Hung Kai Properties Limited (Real Estate Management & Development)	3,340,329

		17,718,771

	India — 0.08%
56,328	ICICI Bank Limited - Sponsored (Commercial Banks)	1,324,834

	Ireland — 0.15%
217,716	Elan Corp. plc - Sponsored ADR (Pharmaceuticals)(a)	2,323,030

	Italy — 0.66%
303,432	Fiat S.p.A. (Automobiles)	4,076,916
1,156,625	Intesa Sanpaolo (Commercial Banks)	6,360,040

		10,436,956

	Japan — 3.46%
80,687	Credit Saison Co. Ltd. (Consumer Finance)	1,326,275
222,400	DENSO Corp. (Auto Components)	5,455,761
2,977	Japan Tobacco, Inc. (Tobacco)	11,222,150
3,281	Jupiter Telecommunications Co. Ltd. (Media)(b)	2,362,696
154,600	Mitsubishi Estate Company Ltd. (Real Estate Management & Development)	3,046,845
858,700	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	7,489,134
501,095	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,221,632
187,426	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3,621,947
1,599	Mizuho Financial Group, Inc. (Commercial Banks)	6,993,650
353,400	SUZUKI MOTOR CORPORATION (Automobiles)	6,549,132

		54,289,222

	Luxembourg — 0.06%
14,173	RTL Group (Media)	883,159

	Mexico — 0.11%
389,293	Grupo Modelo S.A. de C.V., Series C (Beverages)	1,655,581

	Netherlands — 0.77%
689,083	ASML Holding NV (Semiconductors & Semiconductor Equipment)	12,041,090

	Norway — 1.08%
45,700	Acergy SA (Oil, Gas & Consumable Fuels)	462,191
661,354	Orkla ASA (Food)	6,088,793
503,850	SeaDrill Ltd. (Energy Equipment & Services)(b)	10,443,550

		16,994,534

	Russia — 0.62%
216,292	Gazprom (Gas Utilities)	6,769,940
50,633	Lukoil (Oil, Gas & Consumable Fuels)	2,962,030
2,234	Novorossiysk Sea Trade Port (Transportation Infrastructure)(b)	14,329

		9,746,299

	South Africa — 0.09%
75,183	Naspers Limited (Media)	1,487,300

	Korea — 0.22%
26,721	NHN Corp. (Software)	3,427,990

	Spain — 1.56%
128,636	Gamesa Corporacion Tecnologica S.A. (Electrical Equipment)	4,406,691

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Spain (continued)
228,774	Iberdrola S.A. (Energy Equipment & Services)	$2,323,800
124,523	Industria de Diseno Textil S.A. (Specialty Retail)	5,268,278
527,456	Telefonica S.A. (Diversified Telecommunication Services)	12,539,825

		24,538,594

	Sweden — 0.09%
84,253	SSAB Svenskt Stal AB, Series A (Metals & Mining)	1,340,197

	Switzerland — 3.00%
84,657	Adecco SA (Commercial Services & Supplies)	3,678,614
128,658	Holcim Ltd. (Construction Materials)(b)	9,432,041
370,902	Nestle SA (Food Products)	16,033,750
15,983	Roche Holding AG (Pharmaceuticals)	2,510,774
99,098	Roche Holding AG Genussscheine (Pharmaceuticals)	15,517,131

		47,172,310

	Taiwan — 0.04%
61,451	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	575,796

	United Kingdom — 2.38%
561,033	Cadbury PLC (Beverages)	5,673,407
1,279,403	Kingfisher PLC (Specialty Retail)	3,049,585
1,470,391	Lloyds TSB Group plc (Diversified Financial Services)	5,907,595
808,065	National Grid PLC (Multi-Utilities)	10,255,340
152,623	Next plc (Multiline Retail)	2,813,684
321,403	Tesco plc (Food & Staples Retailing)	2,235,025
1,610,030	William Morrison Supermarkets PLC (Food & Staples Retailing)	7,486,187

		37,420,823

	Total Artisan Partners LP	414,551,117

	Capital Guardian Trust Co. — 48.47%
	Australia — 1.23%
489,452	Amcor Ltd. (Containers & Packaging)	2,151,650
269,883	Brambles Ltd. (Commercial Services & Supplies)	1,683,450
38,011	Macquarie Group Ltd. (Diversified Financial Services)	1,170,043
121,530	Newcrest Mining Ltd. (Metals & Mining)	2,524,348
83,424	QBE Insurance Group Ltd. (Insurance)	1,798,561
690,153	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,314,708
88,000	Westpac Banking Corp. (Commercial Banks)	1,559,273
54,300	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,190,365
175,770	Woolworths Ltd. (Food & Staples Retailing)	3,870,644

		19,263,042

	Austria — 0.29%
34,992	Raiffeisen International Bank - Holding AG (Commercial Banks)	2,526,974
115,300	Telekom Austria AG (Diversified Telecommunication Services)	2,028,390

		4,555,364

	Brazil — 0.23%
173,832	BM&F Bovespa SA (Diversified Financial Services)	765,725
24,300	Companhia Vale do Rio Doce - Sponsored ADS (Metals & Mining)	430,110
55,600	Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	2,443,620

		3,639,455

	Canada — 3.67%
328,800	Barrick Gold Corp. (Metals & Mining)	12,080,112
199,900	Cameco Corp. (Oil, Gas & Consumable Fuels)	4,332,419
50,000	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,430,451
39,800	EnCana Corp. (Oil, Gas & Consumable Fuels)	2,542,113
39,400	Inmet Mining Corp. (Metals & Mining)	1,835,211
117,700	Kinross Gold Corp. (Metals & Mining)	1,890,501
56,500	Manulife Financial Corp. (Insurance)	2,032,726
61,400	Methanex Corp. (Chemicals)	1,203,186
43,200	National Bank of Canada (Commercial Banks)	1,975,263
74,200	Onex Corp. (Diversified Financial Services)	1,915,671
83,400	Potash Corp. of Saskatchewan, Inc. (Chemicals)	10,814,566
40,100	Royal Bank of Canada (Diversified Financial Services)	1,903,243
91,600	Shaw Communications, Inc., Class - B (Communications Equipment)	1,854,383
51,700	Shoppers Drug Mart Corp. (Specialty Retail)	2,495,108
178,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7,398,120

		57,703,073

	Cayman Islands — 0.11%
226,000	Alibaba.com Ltd. (Internet Software & Services)(a)(b)	209,677
40,200	Suntech Power Holdings Co. Ltd. - ADR (Electronic Equipment & Instruments)(a)	1,441,974

		1,651,651

	China — 0.12%
741,000	China Shenhua Energy Co. Ltd., Class - H (Oil, Gas & Consumable Fuels)	1,817,674

	Denmark — 0.26%
182	A.P. Moller - Maersk A/S, Class - B (Marine)	1,583,444
48,200	Novo Nordisk A/S, Class - B (Pharmaceuticals)	2,499,223

		4,082,667

	Finland — 0.12%
57,130	Nokia Oyj (Communications Equipment)	1,065,404
43,200	Rautaruukki Oyj (Metals & Mining)	863,233

		1,928,637

	France — 7.92%
29,150	Accor SA (Hotels, Restaurants & Leisure)	1,556,577
28,397	Air Liquide SA (Chemicals)	3,119,882
352,421	Axa (Insurance)	11,534,624
159,820	BNP Paribas (Commercial Banks)	15,253,830

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
258,295	Bouygues SA (Wireless Telecommunication Services)	$11,699,208
65,800	Carrefour SA (Food & Staples Retailing)	3,102,479
42,800	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	2,771,860
13,400	Dassault Systemes SA (Software)	717,901
102,565	Electricite de France (Electric Utilities)	7,415,763
95,020	Groupe DANONE (Food Products)	6,738,983
136,600	L’Oreal SA (Personal Products)	13,401,764
32,800	Lafarge SA (Construction Materials)	3,452,959
55,940	PagesJaunes SA (Media)	780,511
71,932	Pernod Ricard SA (Beverages)	6,335,654
118,300	PSA Peugeot Citroen (Automobiles)	4,451,725
60,300	Rhodia SA - Registered (Chemicals)	942,152
87,100	Sanofi-Aventis (Pharmaceuticals)	5,725,616
15,646	Schneider Electric SA (Electrical Equipment)	1,343,401
49,218	Societe Generale (Commercial Banks)	4,420,604
55,840	Total SA (Oil, Gas & Consumable Fuels)	3,391,790
25,784	Vallourec SA (Oil, Gas & Consumable Fuels)	5,562,820
192,355	Veolia Environnement (Multi-Utilities)	7,912,572
89,200	Vivendi SA (Media)	2,796,083

		124,428,758

	Germany — 2.22%
70,800	Allianz SE (Insurance)	9,753,552
81,500	Bayer AG (Chemicals)	5,981,798
129,580	Commerzbank AG (Commercial Banks)	1,996,310
23,300	Daimler AG (Automobiles)	1,176,354
34,300	Deutsche Bank AG (Capital Markets)	2,490,267
80,000	Deutsche Post AG - Registered (Transportation)	1,677,956
90,502	Hypo Real Estate Holding AG (Commercial Banks)	515,789
22,500	Metro AG (Multiline Retail)	1,128,446
16,057	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Insurance)	2,429,521
11,850	Porsche Automobil Holding SE N/V Vorzug (Automobiles)	1,313,819
121,300	SAP AG (Software)	6,454,236

		34,918,048

	Hong Kong — 0.37%
517,800	Bank of East Asia Ltd. (Commercial Banks)	1,629,994
810,700	Hong Kong & China Gas Co. Ltd. (Utilities - Natural Gas)	1,850,656
2,596,000	Industrial & Commercial Bank of China (Commercial Banks)	1,569,061
372,000	The Link REIT (Diversified Financial Services)	773,327

		5,823,038

	Indonesia — 0.04%
909,000	PT Telekomunikasi Indonesia, Class B (Diversified Telecommunication Services)	679,320

	Ireland — 0.36%
110,100	Allied Irish Banks PLC (Commercial Banks)	904,948
227,700	CRH PLC (Construction Materials)	4,817,941

		5,722,889

	Italy — 0.11%
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	1,722,647

	Japan — 11.64%
375,400	AEON Co. Ltd. (Food & Staples Retailing)	3,835,941
94,300	Bridgestone Corp. (Auto Components)	1,785,494
98,500	Canon, Inc. (Office Electronics)	3,734,748
238,000	Chiyoda Corp. (Industrial Conglomerates)	1,758,838
251,000	Citizen Holdings Co. Ltd. (Specialty Retail)	1,739,870
252	East Japan Railway Co. (Transportation)	1,879,589
81,600	Elpida Memory, Inc. (Electronic Equipment & Instruments)(a)	1,533,886
69,400	Fanuc Ltd. (Machinery)	5,221,824
125,500	FUJIFILM Holdings Corp. (Photo Equipment)	3,235,958
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,653,786
17,900	Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	1,706,268
360,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,430,694
65,500	Honda Motor Co. Ltd. (Automobiles)	1,987,076
133,400	Hoya Corp. (Electronic Equipment & Instruments)	2,646,733
439	INPEX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,731,338
206,000	JGC Corp. (Construction & Engineering)	3,305,400
32,500	Keyence Corp. (Electronic Equipment & Instruments)	6,484,115
217,000	Matsushita Electric Industrial Co. Ltd. (Electronic Equipment & Instruments)	3,741,503
271,000	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,363,521
103,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,278,855
88,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,700,572
55,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)(a)	1,873,420
748	Mizuho Financial Group, Inc. (Commercial Banks)	3,271,576
84,900	Murata Manufacturing Co. Ltd. (Electronic Equipment & Instruments)	3,427,952
25,500	Nintendo Co. Ltd. (Software)	10,817,957
96,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	869,734
495,000	Nippon Sheet Glass Co. Ltd. (Building Products)	2,563,878
420,700	Nissan Motor Co. Ltd. (Automobiles)	2,845,083
618,200	Nomura Holdings, Inc. (Capital Markets)	8,068,714
547	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	875,705
51,000	Oracle Corp. Japan (Software)	2,321,444
7,500	ORIX Corp. (Consumer Finance)	939,193
2,200	Rohm Co. (Semiconductors & Semiconductor Equipment)	121,025
33,000	Shimamura Co. Ltd. (Specialty Retail)	2,213,309
78,500	SMC Corp. (Machinery)	8,179,888
986,300	Softbank Corp. (Wireless Telecommunication Services)	12,854,893
451,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,992,616
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
717,000	Sumitomo Corp. (Trading Companies & Distributors)	$6,686,144
891,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,762,624
1,530	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	9,593,940
248,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	5,401,887
211,600	SUZUKI MOTOR CORPORATION (Automobiles)	3,921,325
80,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,782,357
177,100	Tokio Marine Holdings, Inc. (Insurance)	6,502,934
91,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,127,497
810,000	Toshiba Corp. (Computers & Peripherals)	3,533,120
236,500	Trend Micro, Inc. (Software)	8,965,148
30,900	Uni-Charm Corp. (Household Products)	2,372,312
35,070	Yamada Denki Co. Ltd. (Specialty Retail)	2,658,641
314,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,522,950

		182,823,275

	Luxembourg — 0.25%
142,800	SES - FDR, Class - A (Diversified Telecommunication Services)	2,967,781
45,900	SES - FDR, Class - A (Diversified Telecommunication Services)	950,028

		3,917,809

	Mexico — 1.48%
225,600	America Movil SA de C.V., Series L - ADR (Communications Equipment)	10,458,816
226,700	Telefonos de Mexico S.A.B de C.V., Series L - Sponsored ADR (Diversified Telecommunication Services)	5,837,525
243,600	Telmex Internacional S.A.B de C.V. - ADR (Diversified Telecommunication Services)	3,166,800
48,000	Telmex Internacional S.A.B de C.V., Series L (Diversified Telecommunication Services)	31,608
1,080,200	Wal-Mart de Mexico S.A.B de C.V., Series V (Multiline Retail)	3,783,762

		23,278,511

	Netherlands — 2.25%
166,086	Aegon NV (Insurance)	1,469,204
30,900	ASML Holding NV (Semiconductors & Semiconductor Equipment)	539,949
385,238	ING Groep NV (Diversified Financial Services)	8,257,468
476,320	Koninklijke Ahold NV (Food & Staples Retailing)	5,501,530
779,200	Koninklijke KPN NV (Diversified Telecommunication Services)	11,251,549
296,900	Unilever NV (Food Products)	8,356,207

		35,375,907

	Norway — 0.50%
54,200	SeaDrill Ltd. (Oil, Gas & Consumable Fuels)	1,123,431
477,200	Telenor ASA (Diversified Telecommunication Services)	5,944,994
22,400	Yara International ASA (Chemicals)	797,574

		7,865,999

	Poland — 0.09%
51,200	Polski Koncern Naftowy Orlen SA - GDR Registered (Oil, Gas & Consumable Fuels)	1,460,040

	Russia — 0.24%
88,100	Gazprom OAO ADR (LSE)(Gas Utilities)	2,757,530
32,750	Uralkali - Sponsored GDR (Chemicals)	1,036,511

		3,794,041

	Singapore — 0.21%
184,000	Keppel Corp. Ltd. (Industrial Conglomerates)	1,016,996
511,350	Singapore Telecommunications Ltd. (Diversified Telecommunication Services) (b)	1,169,094
642,000	Wilmar International Ltd. (Industrial Conglomerates)	1,138,799

		3,324,889

	South Africa — 0.19%
70,700	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,022,269

	South Korea — 0.90%
21,810	LG Electronics, Inc. (Household Durables)	2,018,303
24,056	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,025,123
4,770	Samsung Electronics Co. Ltd. - GDR (Electronic Equipment & Instruments)(b)	1,088,913

		14,132,339

	Spain — 0.96%
288,700	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	4,667,821
54,571	Industria de Diseno Textil SA (Specialty Retail)	2,308,772
186,800	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,535,195
105,674	Telefonica SA (Diversified Telecommunication Services)	2,512,311

		15,024,099

	Sweden — 1.08%
84,800	Assa Abloy AB, Class - B (Building Products)	1,027,244
35,000	AstraZeneca PLC (Pharmaceuticals)	1,547,923
119,600	Atlas Copco AB, Class - A (Machinery)	1,359,245
1,177,400	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	11,185,399
32,200	Telefonaktiebolaget LM Ericsson, Class B - Sponsored ADR (Communications Equipment)	303,646
259,200	TeliaSonera AB (Diversified Telecommunication Services)	1,473,548

		16,897,005

	Switzerland — 5.29%
84,224	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	3,722,301
50,510	Credit Suisse Group (Diversified Financial Services)	2,359,546
1,785	Givaudan SA - Registered (Chemicals)	1,491,329
121,444	Holcim Ltd. (Construction Materials)(b)	8,903,175
387,360	Nestle SA (Food Products)	16,745,214
50,967	Nobel Biocare Holding AG (Health Care Equipment & Supplies)	1,705,227

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland (continued)
120,145	Novartis AG (Pharmaceuticals)	$6,327,270
74,300	Petroplus Holdings AG (Oil, Gas & Consumable Fuels)(a)	2,842,926
152,644	Roche Holding AG (Pharmaceuticals)	23,901,562
92,354	Swiss Re (Insurance)	5,127,519
14,562	Swisscom AG (Diversified Telecommunication Services)	4,340,878
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	2,234,825
201,815	UBS AG (Capital Markets)(a)	3,450,424

		83,152,196

	Taiwan — 0.33%
551,481	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Semiconductor Equipment)	5,167,377

	United Kingdom — 5.96%
215,086	Alliance & Leicester PLC (Diversified Financial Services)	1,048,484
42,800	Amlin PLC (Insurance)	244,869
393,600	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	683,890
1,865,200	BAE Systems PLC (Aerospace & Defense)	13,748,098
204,900	Barclays PLC (Commercial Banks)	1,217,221
231,488	BHP Billiton PLC (Metals & Mining)	5,243,401
616,659	BP PLC (Oil, Gas & Consumable Fuels)	5,134,961
16,500	BP PLC - Sponsored ADR (Oil, Gas & Consumable Fuels)	827,805
64,800	British American Tobacco PLC (Tobacco)	2,115,233
35,600	Cairn Energy PLC (Oil, Gas & Consumable Fuels)(a)	1,328,557
54,000	HBOS PLC (Commercial Banks)	122,496
242,364	HSBC Holdings PLC (Commercial Banks)	3,920,451
92,200	Imperial Tobacco Group PLC (Tobacco)	2,959,254
139,400	Lloyds TSB Group PLC (Commercial Banks)	560,068
249,000	Marks & Spencer Group PLC (Multiline Retail)	909,379
113,300	National Grid Group PLC (Utilities - Electric)	1,437,916
378,100	Premier Foods PLC (Food & Staples Retailing)	507,561
47,100	Rio Tinto PLC (Metals & Mining)	2,955,528
956,818	Royal Bank of Scotland Group PLC (Commercial Banks) (b)	3,086,161
300,556	Royal Dutch Shell PLC, Class - A (Oil, Gas & Consumable Fuels)	8,853,770
50,666	Royal Dutch Shell PLC, Class - B (Oil, Gas & Consumable Fuels)	1,423,142
826,800	SABMiller PLC (Beverages)	16,140,617
59,200	Scottish & Southern Energy (Electric Utilities)	1,506,168
100,200	Smiths Group PLC (Manufacturing)	1,816,697
95,800	Standard Chartered PLC (Commercial Banks)	2,356,865
1,245,300	Tesco PLC (Food & Staples Retailing)	8,659,771
1,134,226	Vodafone Group PLC (Wireless Telecommunication Services)	2,504,491
156,600	Wolseley PLC (Trading Companies & Distributors)	1,183,498
34,033	Xstrata PLC (Metals & Mining)	1,060,469

		93,556,821

	United States — 0.05%
60,764	News Corp. Ltd. Voting CDI, Class - A (Media)	733,616

	Total Capital Guardian Trust Co.	761,462,456

	Causeway Capital Management LLC— 20.14%
	Canada — 0.66%
125,842	Manulife Financial Corp. (Insurance)	4,527,474
162,472	Telus Corp. (Diversified Telecommunication Services)	5,819,368

		10,346,842

	France — 4.01%
36,808	Air Liquide SA (Industrial Conglomerates)	4,044,041
223,420	Axa (Insurance)	7,312,463
74,885	BNP Paribas (Commercial Banks)	7,147,310
139,795	Electricite de France (Electric Utilities)	10,107,606
293,729	France Telecom SA (Diversified Telecommunication Services)	8,237,803
69,364	Sanofi-Aventis (Pharmaceuticals)	4,559,720
185,220	Technip SA (Energy Equipment & Services)	10,406,243
237,951	Vinci SA (Road Construction)	11,209,712

		63,024,898

	Germany — 2.07%
63,020	Bayer AG (Chemicals)	4,625,435
266,391	Deutsche Post AG (Air Freight & Logistics)	5,587,404
181,783	E.ON AG (Electric Utilities)	9,231,361
21,561	Linde AG (Gas Utilities)	2,308,788
115,234	Siemens AG (Industrial Conglomerates)	10,837,042

		32,590,030

	Greece — 0.23%
119,237	OPAP SA (Hotels, Restaurants & Leisure)	3,659,347

	Ireland — 0.68%
521,611	Allied Irish Banks PLC (Commercial Banks)	4,254,978
297,037	CRH PLC (Construction Materials)	6,345,440

		10,600,418

	Italy — 0.28%
1,167,842	UniCredito Italiano SpA (Diversified Financial Services)	4,366,340

	Japan — 2.05%
252,300	Honda Motor Co. Ltd. (Automobiles)	7,654,035
823,200	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	7,179,522
122,400	Sankyo Co. Ltd. (Leisure Equipment & Products)	6,213,850
2,400	SMC Corp. (Machinery)	250,086
1,505	Sony Financial Holdings, Inc. (Diversified Financial Services)(b)	5,926,256
365,900	Yamaha Motor Co. Ltd. (Automobiles)	4,998,203

		32,221,952

	Netherlands — 2.54%
164,400	Akzo Nobel NV (Chemicals)	7,891,508
36,460	ASML Holding NV (Semiconductors & Semiconductor Equipment)	602,157
270,852	ING Groep NV (Insurance)	5,805,636
291,109	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	7,897,405
592,440	Reed Elsevier NV (Media)	8,787,584

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Netherlands (continued)
319,685	TNT NV (Air Freight & Logistics)	$8,856,159

		39,840,449

	Norway — 0.34%
332,100	Aker Kvaerner ASA (Building - Heavy Construction)	5,380,231

	South Korea — 0.80%
31,965	Hyundai Heavy Industries Co. Ltd. (Industrial Conglomerates)	7,400,932
11,195	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,130,789

		12,531,721

	Spain — 0.55%
364,561	Telefonica SA (Diversified Telecommunication Services)	8,667,133

	Sweden — 0.92%
548,000	Atlas Copco AB, Class - A (Machinery)	6,227,978
873,000	Ericsson LM, Class - B (Communications Equipment)	8,293,573

		14,521,551

	Switzerland — 1.30%
129,422	Credit Suisse Group (Capital Markets)	6,045,876
89,636	Novartis AG (Pharmaceuticals)	4,720,555
228,712	UBS AG (Diversified Financial Services)(a)	3,910,291
20,893	Zurich Financial Services AG (Insurance)	5,787,246

		20,463,968

	United Kingdom — 3.71%
625,506	BAE Systems PLC (Aerospace & Defense)	4,610,507
616,917	BP PLC (Oil, Gas & Consumable Fuels)	5,137,109
1,128,466	British Airways PLC (Airlines)	3,442,253
289,305	British American Tobacco PLC (Tobacco)	9,443,633
1,021,114	HBOS PLC (Commercial Banks)	2,316,340
322,000	HSBC Holdings PLC (Commercial Banks)	5,142,760
1,704,492	Royal Bank of Scotland Group PLC (Commercial Banks)	5,497,736
279,201	Royal Dutch Shell PLC, Class - B (Oil, Gas & Consumable Fuels)	7,842,392
189,896	Unilever PLC (Food Products)	5,162,672
4,351,857	Vodafone Group PLC (Wireless Telecommunication Services)	9,609,361

		58,204,763

	Total Causeway Capital Management LLC	316,419,643

	Total Common Stocks	1,492,433,216

	Rights — 0.06%
	Capital Guardian Trust Co. — 0.06%
715,000	ABN Amro Bank NV	923,301

	Total Rights	923,301

Shares or Principal Amount	Security Description	Value
	Time Deposits — 5.15%
	Artisan Partners LP — 1.76%
$27,718,653	Liquidity Management Control System Time Deposit	$27,718,653

	Capital Guardian Trust Co. — 2.16%
33,910,424	Liquidity Management Control System Time Deposit	33,910,424

	Causeway Capital Management LLC — 1.23%
19,345,325	Liquidity Management Control System Time Deposit	19,345,325

	Total Time Deposits	80,974,402

	Total Investments (cost $1,711,392,799) — 100.21%	1,574,330,919
	Liabilities in excess of other assets — (0.21)%	(3,266,180)

	Net Assets — 100.00%	$1,571,064,739

(a)	Represents non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Managers.
ADR —	American Depositary Receipt
ADS —	American Depositary Shares
FDR —	Fiduciary Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

See accompanying notes to Portfolio of Investments

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 09/30/08	Unrealized Gain/(Loss)
	Currencies Purchased
3,655,784	Australian Dollar	11/19/08	$3,127,617	$2,881,374	$(246,243)
3,708,112	Canadian Dollar	11/05/08	3,478,497	3,492,333	13,836
893,383	Canadian Dollar	11/05/08	838,865	841,396	2,531
10,413,809	Canadian Dollar	11/05/08	9,778,316	9,807,816	29,500
3,634,207	Euro	11/13/08	5,236,165	5,131,191	(104,974)
3,694,707	Euro	11/13/08	5,326,991	5,216,611	(110,380)
3,634,207	Euro	11/13/08	5,236,165	5,131,191	(104,974)
6,886,564	Euro	10/24/08	10,214,574	9,715,999	(498,575)
8,244,016	Euro	12/17/08	12,859,045	11,638,261	(1,220,784)
1,204,201	Euro	10/03/08	1,891,899	1,695,210	(196,689)
4,292,314	Euro	11/28/08	6,300,513	6,059,654	(240,859)
689,907,838	Japanese Yen	10/17/08	6,520,185	6,505,289	(14,896)
442,071,227	Japanese Yen	10/17/08	4,122,780	4,168,384	45,604
1,798,722,104	Japanese Yen	12/04/08	16,832,196	17,074,033	241,837
574,064,904	Japanese Yen	11/19/08	5,408,308	5,438,953	30,645
561,156,750	Japanese Yen	11/19/08	5,286,700	5,316,656	29,956
684,967,424	Japanese Yen	11/28/08	6,395,470	6,496,484	101,014
136,968,000	Japanese Yen	12/17/08	1,280,247	1,302,896	22,649

	Total Currency Purchased		$110,134,533	$107,913,731	$(2,220,802)

	Currencies Sold
3,708,112	Canadian Dollar	11/05/08	3,573,705	3,492,333	81,372
10,413,809	Canadian Dollar	11/05/08	9,975,295	9,807,816	167,479
893,383	Canadian Dollar	11/05/08	835,000	841,396	(6,396)
1,916,245	Canadian Dollar	10/03/08	1,891,899	1,801,108	90,791
5,468,656	Swiss Franc	12/19/08	4,886,000	4,904,456	(18,456)
3,634,207	Euro	11/13/08	5,392,000	5,131,191	260,809
5,568,184	Euro	11/13/08	8,206,000	7,861,802	344,198
4,563,407	Euro	11/28/08	6,395,470	6,442,369	(46,899)
915,500	Euro	12/17/08	1,280,247	1,292,432	(12,185)
1,798,722,104	Japanese Yen	12/04/08	17,381,813	17,074,033	307,780
442,071,227	Japanese Yen	10/17/08	4,263,187	4,168,384	94,803
689,907,838	Japanese Yen	10/17/08	6,613,000	6,505,289	107,711
574,064,904	Japanese Yen	11/19/08	5,222,000	5,438,953	(216,953)
561,156,750	Japanese Yen	11/19/08	5,125,000	5,316,656	(191,656)
1,342,810,105	Japanese Yen	12/17/08	12,859,045	12,773,359	85,686
344,941,512	Japanese Yen	11/19/08	3,127,617	3,268,134	(140,517)
684,967,424	Japanese Yen	11/28/08	6,300,513	6,496,484	(195,971)

	Total Currency Sold		$103,327,791	$102,616,195	$711,596

	Net Unrealized Gain/(Loss)				$(1,509,206)

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations — 36.86%
$590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31(a)	5.42	1/25/36	$434,414
1,400,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM(a)	5.88	4/10/49	1,088,374
1,100,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4(a)	5.84	6/10/49	934,827
1,330,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM(a)	6.00	8/10/17	1,036,352
950,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	844,553
1,932,870	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,670,971
832,004	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1(a)	5.79	10/25/36	602,414
2,782,302	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1(a)	6.00	6/25/47	2,079,459
1,816,496	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1(a)	5.98	8/25/47	1,495,635
1,850,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2(a)	5.85	6/11/40	1,733,569
1,325,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB(a)	5.90	6/11/40	1,182,721
1,816,302	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1(a)	5.29	12/25/35	1,603,153
727,279	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	701,796
1,408,038	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 2A5(a)	5.25	10/25/33	1,217,395
553,001	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	511,699
421,392	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1(a)	4.90	10/25/35	385,065
1,287,309	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1(a)	4.70	3/25/36	1,110,328
1,008,528	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A(a)	5.97	3/25/37	813,569
2,796,791	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A(a)	5.91	7/25/37	2,280,991
1,210,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,124,888
480,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.32	12/11/49	400,573
1,450,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB(a)	6.01	12/10/49	1,299,858
93,772	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	80,820
708,849	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	691,971
1,667,314	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,473,623
1,319,479	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,137,226
1,594,573	Countrywide Home Loans, Series 2007-HY1, Class 1A1(a)	5.70	4/25/37	1,224,959
955,589	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	823,598
564,569	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	513,027
675,000	CW Capital Cobalt, Series 2006-C1, Class AAB	5.30	8/15/48	606,494
1,310,000	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.09	6/26/35	1,262,580
665,000	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	664,585
1,291,815	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2(a)	5.48	1/25/37	1,075,878
1,566,303	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1(a)	5.84	5/25/37	1,355,973
1,145,000	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,103,741
1,545,000	Freddie Mac, Series 2864, Class NB(a)	5.50	7/15/33	1,544,975
715,000	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	700,536
1,610,000	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,562,445
770,000	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	772,978
3,365,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2(a)	5.42	12/10/49	3,135,054
460,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	388,464
883,288	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1(a)	5.47	11/19/35	759,804
1,975,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,669,094
1,920,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.78	8/10/45	1,800,213
3,425,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4(a)	5.99	8/10/45	2,924,084
1,890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB(a)	5.99	8/10/45	1,690,783
1,625,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AJ(a)	5.99	8/10/45	1,080,589
900,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM(a)	5.99	8/10/45	704,178
1,278,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class J	5.99	8/10/45	382,114
894,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class K	5.80	8/10/45	218,554
1,231,677	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1(a)(b)	7.50	9/25/36	1,181,055
369,317	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1(a)(b)	7.50	10/25/36	354,138
3,716,417	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1(a)	6.00	3/25/37	2,985,839
1,011,700	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1(a)	5.33	12/25/36	788,557
1,682,438	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1(a)	5.95	6/25/37	1,334,305
1,120,000	J.P. Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB(a)	5.92	2/12/49	1,003,562
3,250,000	J.P. Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4(a)	6.01	6/15/49	2,780,834
1,930,000	J.P. Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB(a)	6.00	6/15/49	1,735,213
600,000	J.P. Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4(a)	5.88	2/15/51	511,418
1,275,000	J.P. Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class AM(a)	6.26	2/15/51	1,010,256
1,915,000	J.P. Morgan Mortgage Trust, Series 2005-A8, Class 2A7(a)	4.95	11/25/35	1,579,777
985,565	J.P. Morgan Mortgage Trust, Series 2006-A5, Class 2A1(a)	5.82	8/25/36	794,602
700,000	J.P. Morgan Mortgage Trust, Series 2006-A6, Class 2A4L(a)	5.56	10/25/36	517,990
1,309,410	J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2A1R(a)	5.43	1/25/37	1,006,427

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,630,763	J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1(a)	4.78	7/25/35	$1,436,491
681,540	J.P. Morgan Mortgage Trust, Series 2007-A4, Class 1A1(a)	5.46	6/25/37	567,644
1,252,024	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1(a)	4.07	12/21/34	807,922
24,869	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	22,281
180,549	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	161,761
456,163	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	418,387
129,253	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	87,286
774,254	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	710,137
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2(a)	4.57	6/25/35	153,257
495,000	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB(a)	6.02	6/12/50	442,434
700,000	Morgan Stanley Capital I, Series 2007-HQ12, Class AM(a)	5.81	4/12/17	540,050
675,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4(a)	6.08	6/11/49	584,207
1,250,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AJ(a)	6.08	7/11/17	834,018
132,402	New York City Mortgage Loan Trust, Series 1996, Class A3 (b)	6.75	9/25/19	130,416
1,300,000	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3(a)	5.65	5/25/36	1,038,375
413,588	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	337,979
150,222	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	129,811
1,484,006	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,246,779
1,118,728	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 2A1	4.75	12/25/19	1,054,752
1,430,948	Residential Funding Mortgage Securities, Inc., Series 2007-SA1, Class 2A2(a)	5.62	2/25/37	1,107,177
1,462,534	Sequoia Mortgage Trust, Series 2007-1, Class 2A1(a)	5.82	2/20/47	1,220,402
1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3(a)	5.40	11/25/35	1,033,242
1,350,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4(a)	5.25	12/25/35	894,696
1,280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2(a)	5.92	6/15/49	1,198,635
1,120,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AJ(a)	5.93	6/15/49	739,299
1,335,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB(a)	5.93	6/15/49	1,192,521
730,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B(a)	5.93	6/15/49	446,535
1,230,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	1,031,425
1,975,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A3A (a)	5.25	1/25/36	1,734,505
865,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 2A2 (a)	5.64	12/25/36	609,470
1,493,385	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1(a)	5.34	1/25/37	1,183,220
786,735	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.61	12/25/36	615,978
1,433,435	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (a)	5.85	3/25/37	1,189,510
930,843	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.35	3/25/37	780,260
1,589,242	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	5.58	4/25/37	1,179,917
1,117,600	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1 (a)	5.52	5/25/37	768,663
1,981,704	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A2 (a)	5.33	5/25/37	1,601,013
1,951,827	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 3A1 (a)	5.91	7/25/37	1,443,644
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	986,102
1,350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,232,180
1,342,386	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,257,275
953,745	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	886,990
2,150,325	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	1,733,260
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.51	8/25/36	1,356,432
646,235	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	492,350
2,054,200	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1	5.32	6/26/35	1,806,412

	Total Collateralized Mortgage Obligations			113,910,017

	U.S. Government Agency Securities — 0.97%
2,485,000	Fannie Mae	6.63	11/15/30	2,998,945

	Total U.S. Government Agency Securities			2,998,945

	U.S. Government Agency Mortgages — 25.02%
2,262,662	Fannie Mae, Pool #190340	5.00	9/1/33	2,211,838
3,140,303	Fannie Mae, Pool #190346	5.50	12/1/33	3,133,969
935,831	Fannie Mae, Pool #190354	5.50	12/1/34	933,943
1,862,006	Fannie Mae, Pool #255321	5.50	7/1/24	1,870,015
616,209	Fannie Mae, Pool #255493	5.50	11/1/24	618,860
409,136	Fannie Mae, Pool #255550	5.50	12/1/24	410,896
839,772	Fannie Mae, Pool #256116	6.00	2/1/26	853,510
1,483,624	Fannie Mae, Pool #256687	5.50	4/1/37	1,464,015
2,102,057	Fannie Mae, Pool #257238	5.00	6/1/28	2,062,723
1,614,590	Fannie Mae, Pool #555531	5.50	6/1/33	1,614,865

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,527,783	Fannie Mae, Pool #555591	5.50	7/1/33	$1,524,701
592	Fannie Mae, Pool #560912	9.50	10/1/30	658
524,918	Fannie Mae, Pool #672512	5.50	12/1/32	523,860
1,638,025	Fannie Mae, Pool #725222	5.50	2/1/34	1,638,304
345,113	Fannie Mae, Pool #725231	5.00	2/1/34	337,362
1,392,747	Fannie Mae, Pool #725419	4.50	10/1/33	1,317,754
1,035,118	Fannie Mae, Pool #725424	5.50	4/1/34	1,033,030
863,662	Fannie Mae, Pool #725425	5.50	4/1/34	861,920
266,481	Fannie Mae, Pool #725456	5.00	5/1/34	260,246
835,924	Fannie Mae, Pool #727098	5.00	8/1/33	817,147
586,859	Fannie Mae, Pool #727437	6.00	3/1/25	598,860
1,018,708	Fannie Mae, Pool #728720	5.00	7/1/33	995,826
1,253,116	Fannie Mae, Pool #735230	5.00	8/1/20	1,249,408
183,990	Fannie Mae, Pool #735230	5.50	2/1/35	183,849
352,237	Fannie Mae, Pool #741897	5.00	10/1/33	344,326
572,133	Fannie Mae, Pool #744131	6.50	12/1/24	587,221
1,614,067	Fannie Mae, Pool #745096	5.50	11/1/34	1,614,342
1,114,985	Fannie Mae, Pool #745518	5.50	1/1/20	1,135,032
15,295	Fannie Mae, Pool #747631	6.50	11/1/33	15,774
662,735	Fannie Mae, Pool #872891	6.50	6/1/36	680,317
963,998	Fannie Mae, Pool #888105	5.00	8/1/20	968,375
645,702	Fannie Mae, Pool #888283	5.00	8/1/34	631,199
2,812,805	Fannie Mae, Pool #888416	5.00	9/1/35	2,749,623
1,770,803	Fannie Mae, Pool #888657	5.50	2/1/35	1,771,104
3,022,710	Fannie Mae, Pool #889307	5.00	7/1/37	2,954,813
2,284,924	Fannie Mae, Pool #890006	5.50	9/1/36	2,286,742
813,006	Fannie Mae, Pool #892916	6.50	8/1/36	834,575
304,139	Fannie Mae, Pool #919157	6.50	4/1/37	312,190
660,799	Fannie Mae, Pool #923096	5.50	3/1/37	652,066
2,331,801	Fannie Mae, Pool #969600 (a)	5.44	1/1/38	2,372,056
1,280,739	Fannie Mae, Pool #970080	6.50	2/1/38	1,314,512
23,250	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	23,433
527,833	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	538,199
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,218,359
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,122,677
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	443,904
2,100,000	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,043,335
41,450	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	42,756
1,503,776	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,557,217
1,565,000	Freddie Mac, Pool #1B4299(a)	5.39	9/1/38	1,558,120
1,325,781	Freddie Mac, Pool #1G2725	5.49	3/1/38	1,322,246
1,605,000	Freddie Mac, Pool #1J1917(a)	5.38	1/1/49	1,595,202
533,523	Freddie Mac, Pool #A71059	7.00	1/1/38	558,743
1,364,253	Freddie Mac, Pool #A71283	6.50	1/1/38	1,400,413
1,298,952	Freddie Mac, Pool #E99582	5.00	9/1/18	1,300,958
13,211	Freddie Mac, Series 1977, Class E	7.00	7/15/12	13,331
31,349	Freddie Mac, Series 2278, Class H	6.50	1/15/31	32,312
5,128	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	5,165
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	497,495
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,173,984
1,390,000	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,366,540
1,355,000	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,330,520
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,668,159
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	244,950
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,157,606
1,045,992	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,032,906
1,602,018	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,595,572
1,357,794	Freddie Mac, Series 3451, Class VA	5.00	4/15/19	1,344,057
747,921	Freddie Mac, Series R007, Class AC	5.88	5/15/16	763,833
558,146	Freddie Mac, Series R013, Class AB	6.00	12/15/21	567,373

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,018,928	Government National Mortgage Association, Pool #616571	6.50	8/20/34	$1,044,694

	Total U.S. Government Agency Mortgages			77,305,885

	Corporate Bonds — 21.90%
380,000	21st Century Insurance (Insurance)	5.90	12/15/13	232,754
206,000	Alto Parana SA (Forest Products & Papers)	6.38	6/9/17	194,757
170,622	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	155,087
615,000	American General Corp., Series B (Insurance) (b)	8.13	3/15/46	113,584
1,540,000	American General Finance, Series I (Diversified Financial Services)	4.88	7/15/12	823,854
1,485,000	American Honda Finance Corp. (Diversified Financial Services)	7.63	10/1/18	1,485,000
230,000	American International Group, Inc. (Insurance) Callable 5/15/38@ 100.00 (b)	8.18	5/15/58	36,845
385,000	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	355,678
145,000	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	151,293
500,000	ANZ National International Ltd. (Banking) (b)	6.20	7/19/13	496,355
1,245,000	Apache Corp. (Oil & Gas)	6.90	9/15/18	1,246,823
935,000	ArcelorMittal (Steel) (b)	5.38	6/1/13	883,293
545,000	Arizona Public Service Co. (Electric)	5.63	5/15/33	397,562
635,000	AT&T, Inc. (Telecommunications)	6.40	5/15/38	532,905
494,000	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	392,152
387,000	Banco Mercantil Del Nort (Banks) (b)	6.86	10/13/21	341,304
1,355,000	Bank of America Corp., Series M (Banking) Callable 5/15/18@ 100.00 (a)	8.13	12/29/49	1,094,759
400,000	Bank of America NA (Banks)	5.30	3/15/17	332,280
1,066,000	Bank of New York Mellon, Series MTN (Financial Services)	4.95	11/1/12	1,013,574
1,045,000	Barrick North America Finance LLC (Diversified Minerals)	6.80	9/15/18	992,400
1,285,000	British Telecom PLC (Telecommunications)	8.35	12/15/10	1,343,031
128,000	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	109,491
718,000	Celulosa Arauco (Forest Products & Papers)	5.63	4/20/15	683,983
970,000	Citigroup, Inc. (Diversified Financial Services)	6.50	8/19/13	862,105
490,000	Citigroup, Inc., Series E (Diversified Financial Services) Callable 4/30/18@ 100.00	8.40	4/29/49	333,523
785,000	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	787,377
500,000	Comcast Cable Communications Holdings, Inc. (Broadcasting & Cable TV)	9.46	11/15/22	549,705
235,000	Comcast Corp. (Broadcasting & Cable TV)	5.70	5/15/18	205,119
55,000	Comcast Corp. (Broadcasting & Cable TV)	6.40	5/15/38	43,997
580,000	Commonwealth Edison Co. (Electric)	5.80	3/15/18	531,506
625,000	Commonwealth Edison Co. (Electric)	6.15	3/15/12	624,475
62,000	Commonwealth Edison Co. (Electric)	6.95	7/15/18	59,055
431,000	CVS Caremark Corp. (Retail)	6.25	6/1/27	388,050
1,183,000	CVS Caremark Corp. (Retail)	6.30	6/1/37	944,633
1,060,000	Dominion Resources, Inc. (Electric)	6.30	9/30/66	933,012
50,000	Dominion Resources, Inc. (Electric)	7.50	6/30/66	42,702
725,000	EnCana Corp. (Oil & Gas)	6.50	8/15/34	579,927
350,000	Energy East Corp. (Electric)	6.75	9/15/33	311,665
390,000	Energy East Corp. (Electric)	6.75	7/15/36	347,802
935,000	Enterprise Products Operating LP (Oil & Gas)	5.65	4/1/13	907,978
177,000	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	182,305
400,000	ERAC USA Finance Co. (Commercial Services)	5.80	10/15/12	363,548
950,000	ERAC USA Finance Co. (Commercial Services)	7.00	10/15/37	669,097
890,000	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	910,509
690,000	Farmers Exchange Capital (Diversified Financial Services)	7.20	7/15/48	532,176
535,000	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	472,021
930,000	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	736,783
255,000	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	224,596
630,000	General Electric Co. (Manufacturing)	5.25	12/6/17	551,270
645,000	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	6.38	5/15/38	605,521
435,000	Glen Meadow Pass Through (Diversified Financial Services) (b)	6.51	2/12/67	320,969
135,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	82,399
667,892	Great River Energy (Electric) (b)	5.83	7/1/17	675,399
230,000	HBOS PLC (Banking) (b)	6.75	5/21/18	192,850
560,000	J.P. Morgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	499,080
1,065,000	J.P. Morgan Chase & Co. (Diversified Financial Services) Callable 4/30/18@ 100.00	7.90	4/29/49	896,602
290,000	KeyCorp, Series MTN (Banking)	6.50	5/14/13	208,761
395,000	Kroger Co. (Retail)	7.00	5/1/18	390,909
260,000	Mangrove Bay Pass-Through Trust (Diversified Financial Services) (b)	6.10	7/15/33	118,843

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$925,000	Medco Health Solutions, Inc. (Pharmaceuticals)	6.13	3/15/13	$940,952
300,000	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	224,895
780,000	Merrill Lynch & Co. (Diversified Financial Services)	7.75	5/14/38	655,574
415,000	Merrill Lynch & Co., Series MTN (Diversified Financial Services)	6.88	4/25/18	367,171
780,000	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	757,751
1,055,000	Miller Brewing Co. (Brewery) (b)	5.50	8/15/13	1,040,788
680,000	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	566,826
825,000	Morgan Stanley, Series MTN (Diversified Financial Services)	6.00	4/28/15	561,187
1,145,000	National Australia Bank (Banking) (b)	5.35	6/12/13	1,100,127
391,000	Nucor Corp. (Steel)	5.75	12/1/17	375,116
435,000	Nucor Corp. (Steel)	6.40	12/1/37	397,667
1,860,000	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	1,413,637
827,000	Partnerre Finance (Insurance)	6.44	12/1/66	597,689
659,000	Pennsylvania Electric Co. (Electric)	6.05	9/1/17	606,683
800,000	Petro-Canada (Oil & Gas)	6.80	5/15/38	633,782
1,145,000	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	927,893
955,000	PPL Energy Supply LLC (Electric)	6.30	7/15/13	928,995
218,000	Qwest Corp. (Telecommunications)	7.50	10/1/14	188,570
1,012,000	Qwest Corp. (Telecommunications)	7.63	6/15/15	880,440
1,165,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	5.88	7/15/13	1,142,061
390,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	6.50	7/15/18	368,788
300,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	7.13	7/15/28	287,021
1,465,000	Rockies Express Pipeline (Special Purpose) (b)	6.25	7/15/13	1,445,168
900,000	Royal Bank of Scotland Group PLC, Series MTN (Banking) (a)	7.64	3/31/49	670,516
920,000	SABMiller PLC (Brewery) (b)	5.70	1/15/14	897,935
370,000	Schering-Plough Corp. (Pharmaceuticals)	6.55	9/15/37	338,887
780,000	Sierra Pacific Power Co. (Electric)	5.45	9/1/13	756,276
635,000	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	627,405
620,000	Stancorp Financial Group (Insurance) (a)	6.90	5/29/67	522,117
1,250,000	Stoneheath RE (Insurance)	6.87	12/29/49	657,687
325,000	Symetra Financial Corp. (Insurance)	8.30	10/15/37	211,250
352,000	TCI Communications, Inc. (Media)	8.75	8/1/15	373,830
120,000	TCI Communications, Inc. (Media)	9.88	6/15/22	135,480
295,000	TCI Communications, Inc. (Media)	10.13	4/15/22	338,790
530,000	Telecom Italia Capital (Telecommunications)	7.72	6/4/38	439,275
250,000	The PNC Financial Services Group, Inc., Series K (Banking) Callable 5/21/13@ 100.00(a)	8.25	5/29/49	234,085
289,000	Time Warner Cable, Inc. (Broadcasting & Cable TV)	6.55	5/1/37	234,058
800,000	Time Warner Cable, Inc. (Broadcasting & Cable TV)	6.75	7/1/18	747,144
490,000	Time Warner Entertainment Co. LP (Multimedia)	10.15	5/1/12	537,637
164,000	Time Warner, Inc. (Multimedia)	6.88	5/1/12	162,605
110,000	TNK-BP Finance SA (Diversified Financial Services)	7.88	3/13/18	77,000
740,000	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	585,401
725,000	Trans-Canadian Pipelines (Pipelines)	6.50	8/15/18	703,156
500,000	Transocean, Inc. (Oil/Gas Extraction)	6.80	3/15/38	458,752
669,000	Tyco Electronics Group SA (Manufacturing)	7.13	10/1/37	632,140
370,000	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	358,955
435,000	Verizon Communications, Inc. (Telecommunications)	5.25	4/15/13	419,270
760,000	Verizon Communications, Inc. (Telecommunications)	6.10	4/15/18	701,792
561,000	Viacom, Inc. (Media)	5.75	4/30/11	545,006
235,000	Viacom, Inc. (Media)	6.13	10/5/17	213,186
250,000	Viacom, Inc. (Media)	6.75	10/5/37	214,753
1,985,000	Wells Fargo Capital XV (Banks) Callable 9/26/13 @ 100.00 (a)	9.75	12/29/49	1,925,450
245,000	Wells Fargo Co. (Banks)	5.25	10/23/12	235,163
1,130,000	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	852,608
200,000	Woori Bank (Banks)	6.21	5/2/37	128,465
790,000	WPS Resources Corp. (Electric)	6.11	12/1/66	605,552
735,000	Xerox Corp. (Office Equipment)	6.35	5/15/18	671,864
1,090,000	XL Capital Ltd. (Insurance)	6.50	12/31/49	643,100
1,327,000	Xstrata Finance Canada (Diversified Financial Services) (b)	6.90	11/15/37	1,128,030
1,270,000	XTO Energy, Inc. (Oil & Gas)	6.50	12/15/18	1,178,009

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$695,000	XTO Energy, Inc. (Oil & Gas)	6.75	8/1/37	$616,685

	Total Corporate Bonds			67,683,128

	Asset Backed Securities — 1.22%
690,000	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	644,391
40,059	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	36,235
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6(a)	6.15	9/25/46	622,789
405,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6(a)	5.83	10/25/46	294,658
41,130	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	41,604
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	26,126
700,000	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	663,077
1,400,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,329,444
89,228	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	88,730
30,170	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	30,106

	Total Asset Backed Securities			3,777,160

	Taxable Municipal Bonds — 3.88%
560,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	557,038
460,000	Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A	5.00	11/1/36	427,276
1,060,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series A	6.90	12/1/40	1,103,312
1,235,000	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,210,275
785,000	Florida State Board of Education, Series E	5.00	6/1/35	727,962
1,150,000	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,171,907
775,000	Harrison New Jersey (FGIC)	5.50	5/1/22	691,904
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	68,927
795,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	811,091
615,000	Palm Beach County Florida Public Improvement Revenue	5.00	5/1/38	565,160
325,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	329,547
1,285,000	Port Authority of New York & New Jersey (AGC-ICC)	6.40	3/15/27	1,350,908
755,000	Salt River Project Arizona Agricultural Improvement & Power District Electric System Revenue, Series A	5.00	1/1/38	709,730
1,235,000	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,094,086
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,165,255

	Total Taxable Municipal Bonds			11,984,378

	U.S. Treasury Obligations — 7.79%
440,000	U.S. Treasury Bond	4.50	5/15/38	454,231
5,786,000	U.S. Treasury Bond	5.50	8/15/28	6,590,162
8,144,000	U.S. Treasury Note	2.00	9/30/10	8,146,541
1,408,000	U.S. Treasury Note	3.13	9/30/13	1,417,680
4,835,000	U.S. Treasury Note	4.00	8/15/18	4,903,749
2,405,000	U.S. Treasury Note	4.88	4/30/11	2,573,725

	Total U.S. Treasury Obligations			24,086,088

	Money Market Mutual Funds — 1.44%
4,442,104	SSgA Prime Money Market Fund(a)	2.44	12/31/30	4,442,104

	Total Money Market Mutual Funds			4,442,104

	Total Investments (cost $335,527,749) — 99.08%			306,187,705

	Other assets in excess of liabilities — 0.92%			2,836,635

	Net Assets — 100.00%			$309,024,340

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008. The maturity date represents actual maturity date.
(b)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
AGC-ICC —	Associated General Contractor - Interstate Commerce Commission
AMBAC —	American Municipal Bond Assurance Corp.
FGIC —	Financial Guaranty Insurance Co.
FSA —	Financial Security Assurance, Inc.
MBIA —	Municipal Bond Insurance Association
MTN —	Medium Term Note

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 52.56%
$101,326	Fannie Mae Strip, Series 317, Class 1, PO	—	12/1/31	$83,156
459,111	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	100,749
2,559,470	Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	504,332
1,600,000	Fannie Mae, 15 YR TBA	4.00	10/20/23	1,521,501
1,500,000	Fannie Mae, 15 YR TBA	4.50	10/20/23	1,461,562
4,200,000	Fannie Mae, 15 YR TBA	5.00	10/20/23	4,169,810
700,000	Fannie Mae, 30 YR TBA	5.00	10/14/38	682,063
18,500,000	Fannie Mae, 30 YR TBA	6.00	10/14/38	18,737,022
8,800,000	Fannie Mae, 30 YR TBA	6.00	10/22/38	8,929,254
1,000,000	Fannie Mae, 30 YR TBA	6.50	10/14/38	1,025,312
199,734	Fannie Mae, Pool # 933522	5.00	2/1/38	194,748
22,301	Fannie Mae, Pool #124836	10.00	5/1/22	25,676
5,808	Fannie Mae, Pool #124911	10.00	3/1/16	6,263
6,079	Fannie Mae, Pool #190535	11.00	1/1/16	6,562
490	Fannie Mae, Pool #23	8.50	8/1/11	509
9,772	Fannie Mae, Pool #253265	7.50	5/1/30	10,556
7,621	Fannie Mae, Pool #253267	8.50	5/1/30	8,398
69,965	Fannie Mae, Pool #253399	8.50	8/1/30	77,090
12,531	Fannie Mae, Pool #253438	8.50	9/1/30	13,807
5,097	Fannie Mae, Pool #253545	7.00	12/1/30	5,358
17,587	Fannie Mae, Pool #253584	7.50	1/1/31	18,998
19,193	Fannie Mae, Pool #253643	7.50	2/1/31	20,733
123,188	Fannie Mae, Pool #254346	6.50	6/1/32	126,437
14,753	Fannie Mae, Pool #254487	7.50	9/1/32	15,889
186,484	Fannie Mae, Pool #255313	5.50	8/1/34	186,108
32,332	Fannie Mae, Pool #303406	10.00	2/1/25	37,156
2,949	Fannie Mae, Pool #313033	10.00	7/1/17	3,357
7,475	Fannie Mae, Pool #313328	10.00	7/1/18	8,756
41,929	Fannie Mae, Pool #323354	6.00	11/1/28	42,825
3,158	Fannie Mae, Pool #359461	10.50	12/1/17	3,646
40,052	Fannie Mae, Pool #378141	10.00	4/1/19	46,498
22,753	Fannie Mae, Pool #397120	10.00	5/1/21	25,900
547	Fannie Mae, Pool #447140	7.50	11/1/29	592
1,986	Fannie Mae, Pool #50163	10.50	11/1/18	2,254
670	Fannie Mae, Pool #511096	7.50	8/1/29	725
116,278	Fannie Mae, Pool #514132	7.00	8/1/29	122,279
79,200	Fannie Mae, Pool #514574	7.50	1/1/30	85,707
33,285	Fannie Mae, Pool #534063	7.50	3/1/30	36,013
48,430	Fannie Mae, Pool #535332	8.50	4/1/30	53,358
13,965	Fannie Mae, Pool #535435	8.50	8/1/30	15,388
53,535	Fannie Mae, Pool #535488	8.50	9/1/30	58,987
139,296	Fannie Mae, Pool #535988	7.00	6/1/31	146,419
1,117	Fannie Mae, Pool #536282	8.50	7/1/30	1,231
4,263	Fannie Mae, Pool #541903	7.50	6/1/30	4,605
12,134	Fannie Mae, Pool #545082	7.50	6/1/31	13,108
320,474	Fannie Mae, Pool #545139	7.00	8/1/31	336,878
12,215	Fannie Mae, Pool #545556	7.00	4/1/32	12,840
60,016	Fannie Mae, Pool #545762	6.50	7/1/32	62,012
17,335	Fannie Mae, Pool #546591	8.50	6/1/30	19,100
13,541	Fannie Mae, Pool #548190	7.50	10/1/30	14,628
587	Fannie Mae, Pool #549605	8.50	8/1/30	636
55,206	Fannie Mae, Pool #555144	7.00	10/1/32	58,030
217,858	Fannie Mae, Pool #555531	5.50	6/1/33	217,895
12,605	Fannie Mae, Pool #557160	8.50	12/1/30	13,889
2,357	Fannie Mae, Pool #560534	7.00	11/1/30	2,477
22,953	Fannie Mae, Pool #561883	7.50	11/1/30	24,795
16,176	Fannie Mae, Pool #573752	8.50	2/1/31	17,823
44,283	Fannie Mae, Pool #590944	7.00	8/1/31	46,547
2,374	Fannie Mae, Pool #606565	7.00	10/1/31	2,495
41,207	Fannie Mae, Pool #606964	7.00	10/1/31	43,314
24,770	Fannie Mae, Pool #610381	7.00	10/1/31	26,036
2,109	Fannie Mae, Pool #615206	6.50	11/1/31	2,181
1,779	Fannie Mae, Pool #621535	6.50	3/1/32	1,839
89,929	Fannie Mae, Pool #625030	6.50	1/1/32	93,003

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$23,153	Fannie Mae, Pool #653877	6.50	8/1/32	$23,922
224,105	Fannie Mae, Pool #654790	6.50	8/1/32	230,016
268,894	Fannie Mae, Pool #725162	6.00	2/1/34	273,632
119,768	Fannie Mae, Pool #725418	6.50	5/1/34	122,926
598,732	Fannie Mae, Pool #725704	6.00	8/1/34	609,284
1,839,685	Fannie Mae, Pool #725946	5.50	11/1/34	1,838,274
1,949,405	Fannie Mae, Pool #735504	6.00	4/1/35	1,984,978
2,099,203	Fannie Mae, Pool #735912	5.50	10/1/35	2,097,174
2,436,017	Fannie Mae, Pool #745140	5.00	11/1/35	2,377,493
57,837	Fannie Mae, Pool #745209	5.50	9/1/19	109,586
4,914,870	Fannie Mae, Pool #745275	5.00	2/1/36	4,792,185
2,285,440	Fannie Mae, Pool #745412	5.50	12/1/35	2,283,687
4,853,086	Fannie Mae, Pool #745428	5.50	1/1/36	4,843,297
1,833,532	Fannie Mae, Pool #819432 (a)	4.60	3/1/35	1,846,693
1,100,796	Fannie Mae, Pool #836428	5.50	10/1/35	1,099,263
1,570,144	Fannie Mae, Pool #838926	5.50	8/1/35	1,567,958
423,619	Fannie Mae, Pool #842993	6.00	10/1/35	429,496
588,741	Fannie Mae, Pool #882228	6.50	9/1/36	604,360
1,958,386	Fannie Mae, Pool #888016	5.50	5/1/36	1,955,659
7,958,176	Fannie Mae, Pool #888283	5.00	8/1/34	7,779,418
674,028	Fannie Mae, Pool #888366	7.00	4/1/37	704,001
280,878	Fannie Mae, Pool #889116	6.00	2/1/38	284,803
1,023,898	Fannie Mae, Pool #889424	5.50	6/1/38	1,038,250
656,257	Fannie Mae, Pool #889424	6.00	3/1/38	665,361
4,933,567	Fannie Mae, Pool #889757	5.00	2/1/38	4,813,119
3,748,859	Fannie Mae, Pool #896540	6.50	9/1/36	3,848,314
44,837	Fannie Mae, Pool #901079	6.00	8/1/36	45,459
1,300,000	Fannie Mae, Pool #929825	5.50	8/1/38	1,297,378
3,777,026	Fannie Mae, Pool #929835	6.00	8/1/38	3,829,425
1,044,347	Fannie Mae, Pool #959487	5.50	12/1/37	1,042,345
1,598,007	Fannie Mae, Pool #968080	5.50	2/1/38	1,594,943
799,059	Fannie Mae, Pool #968570	5.00	1/1/38	779,113
4,000,000	Fannie Mae, Pool #990037	6.00	9/1/38	4,055,492
209,136	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	218,565
2,080,884	Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	453,423
3,000,000	Freddie Mac, Gold 15 YR TBA	4.50	10/20/23	2,919,375
500,000	Freddie Mac, Gold 15 YR TBA	6.00	10/20/23	508,594
3,700,000	Freddie Mac, Gold 30 YR TBA	6.00	10/14/38	3,745,096
200,512	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	203,168
2,289,976	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,279,632
1,910,705	Freddie Mac, Gold Pool #A62309	6.00	6/1/37	1,936,018
1,313,000	Freddie Mac, Gold Pool #A81871	5.50	9/1/38	1,307,069
5,506	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	5,972
24,078	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	26,079
34,415	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	37,164
258	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	280
15,102	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,381
14,090	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	15,260
25,396	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	27,546
5,303	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,752
8,253	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,939
5,795	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,277
13,425	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	14,559
8,627	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	9,334
17,620	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19,064
7,315	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	7,899
33,640	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	35,359
27,681	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	30,607
121,191	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	123,626
108,817	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	111,361
35,749	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	36,409
9,218	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	9,389
53,481	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	54,470
101,742	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	103,622

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$2,887	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	$3,132
3,576	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	3,763
28,091	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	29,560
2,692,718	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	2,627,185
2,906,645	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	2,893,515
2,967,896	Freddie Mac, Gold Pool #G03850	6.00	2/1/38	3,007,215
600,000	Freddie Mac, Gold Pool #G04691	5.00	6/1/38	587,422
8,700,000	Freddie Mac, Gold Pool #G04697	5.50	9/1/38	8,663,007
7,675,517	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	7,740,208
340,416	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	335,501
38,671	Freddie Mac, Pool #170199	9.50	10/1/16	43,087
3,874	Freddie Mac, Pool #183455	12.00	12/1/10	4,101
1,438,733	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,456,739
1,449,361	Freddie Mac, Pool #1G2891 (a)	5.34	7/1/38	1,426,869
2,023,278	Freddie Mac, Pool #1J1827 (a)	5.30	7/1/38	2,046,861
1,594,481	Freddie Mac, Pool #1J1835 (a)	5.31	8/1/38	1,614,231
1,500,000	Freddie Mac, Pool #1J1882 (a)	5.64	10/1/38	1,503,195
2,353	Freddie Mac, Pool #360019	10.50	12/1/17	2,693
1,433	Freddie Mac, Pool #555285	10.00	4/1/16	1,509
13,775,172	Freddie Mac, Series 3346, Class SC (a)	4.06	10/15/33	1,280,446
4,500,000	Government National Mortgage Association, 30 YR TBA	5.50	10/22/38	4,504,221
2,100,000	Government National Mortgage Association, 30 YR TBA	6.50	10/22/38	2,149,220
6,057	Government National Mortgage Association, Pool #112784	12.00	2/15/14	6,505
1,681	Government National Mortgage Association, Pool #38484	11.00	3/15/10	1,750
1,803,496	Government National Mortgage Association, Pool #4060	6.00	12/20/37	1,829,506
149	Government National Mortgage Association, Pool #41625	11.00	7/15/10	155
1,590	Government National Mortgage Association, Pool #42444	11.00	9/15/10	1,669
4,908	Government National Mortgage Association, Pool #42710	11.00	9/15/10	5,239
2,277	Government National Mortgage Association, Pool #43080	11.00	8/15/10	2,408
122	Government National Mortgage Association, Pool #43285	11.00	8/15/10	127
15,558	Government National Mortgage Association, Pool #45290	11.00	12/15/10	16,638
10,484	Government National Mortgage Association, Pool #488233	6.00	4/15/29	10,687
4,681	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4,772
2,108	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,219
8,678	Government National Mortgage Association, Pool #58625	12.00	11/15/12	9,816
188,435	Government National Mortgage Association, Pool #604791	5.50	11/15/33	189,150
34,399	Government National Mortgage Association, Pool #637301	6.50	11/15/34	35,322
9,762	Government National Mortgage Association, Pool #70492	12.00	9/15/13	11,249
12,087	Government National Mortgage Association, Pool #780315	9.50	12/15/17	13,675
7,288	Government National Mortgage Association, Pool #780384	11.00	12/15/17	8,252
32,125	Government National Mortgage Association, Pool #780554	10.00	5/15/19	36,543
7,056	Government National Mortgage Association, Pool #780609	9.50	9/15/22	7,927
67,757	Government National Mortgage Association, Pool #781548	7.00	11/15/32	71,284
1,072,990	Government National Mortgage Association, Pool #781594	6.50	1/15/33	1,112,943
686,379	Government National Mortgage Association, Pool #781735	6.50	1/15/34	705,623
1,650,231	Government National Mortgage Association, Pool #781861	6.50	1/15/35	1,692,049
5,498	Government National Mortgage Association, Pool #80094 (a)	5.63	7/20/27	5,523
10,595	Government National Mortgage Association, Pool #80114 (a)	5.63	9/20/27	10,721
19,433	Government National Mortgage Association, Pool #80123 (a)	5.13	10/20/27	19,670
13,780	Government National Mortgage Association, Pool #80137 (a)	5.13	11/20/27	13,947
4,357	Government National Mortgage Association, Pool #80145 (a)	5.13	12/20/27	4,410
6,391	Government National Mortgage Association, Pool #80156 (a)	5.38	1/20/28	6,442
19,010	Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	19,184
47,067	Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	47,531
15,615	Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	15,758
24,574	Government National Mortgage Association, Pool #8621 (a)	5.38	4/20/25	24,778
49,842	Government National Mortgage Association, Pool #8631 (a)	5.38	5/20/25	50,255
17,346	Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	17,599
13,300	Government National Mortgage Association, Pool #8664 (a)	5.63	7/20/25	13,474

	Total U.S. Government Agency Mortgages			162,729,188

	Collateralized Mortgage Obligations — 19.45%
303,020	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	3.40	12/25/46	183,948

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$980,994	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	$984,995
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,382,616
1,300,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.14	11/10/42	1,249,356
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,197,488
298,289	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	283,819
369,869	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	341,320
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,467,878
655,675	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.48	11/25/34	509,405
276,345	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.50	2/25/47	193,019
1,190,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,139,376
550,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ (a)	5.62	3/11/39	407,836
1,575,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,349,107
899,492	Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 1A1 (a)	3.41	9/25/46	540,729
205,054	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	206,750
1,509,724	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,533,489
725,000	Citigroup / Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	647,917
325,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.48	10/15/49	234,004
1,459,178	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.30	12/10/49	1,282,362
1,777,354	Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,318,575
1,302,377	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,318,674
1,945,000	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	5.82	12/10/49	1,673,504
284,996	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	4.04	8/25/46	168,124
501,619	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	3.37	2/20/47	305,563
827,509	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	3.38	3/20/47	506,728
1,840,616	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	1,420,720
331,838	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	3.41	4/25/46	200,206
1,059,045	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	831,681
443,493	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	318,622
1,970,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 (a)	5.31	12/15/39	1,707,604
1,660,000	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,608,478
1,660,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,487,637
1,160,000	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,039,102
346,751	Deutsche Alternative Loan Trust, Series 2006-0A1, Class A1(a)	3.41	2/25/47	206,297
1,555,892	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,567,513
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,730,873
281,827	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	281,795
614,962	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	617,739
914,022	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	926,295
744,618	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	756,662
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	957,431
1,070,000	GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	946,628
1,265,994	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.05	8/25/34	1,105,794
900,198	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.25	11/25/35	773,696
471,704	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (a)	3.40	8/25/46	286,609
566,102	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	3.24	11/19/36	339,008
813,698	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	3.48	10/25/35	530,090
1,560,123	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,559,506
279,678	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	255,307
1,080,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,009,858
220,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	191,361
555,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	519,983
675,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.99	6/15/49	635,215
709,646	J.P. Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	717,399
222,401	J.P. Morgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	208,710
153,269	J.P. Morgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	142,205
116	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	23
620,423	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	630,797
1,150,000	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,160,248
865,000	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	755,466
320,750	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	319,969
701,639	Lehman Mortgage Trust, Series 2005-2, Class 2A3 (c)	5.50	12/25/35	647,206
383,491	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	336,394

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$455,000	Morgan Stanley Capital I, Series 2006-IQ11, Class A2 (a)	5.69	10/15/42	$441,116
245,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.81	4/12/49	229,105
2,050,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	6/11/49	1,774,258
2,075,000	Morgan Stanley Capital I, Series 2007-T27, Class A4 (a)	5.80	6/13/42	1,799,016
139,782	NationsLink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	139,319
1,507,772	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,517,580
514,408	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	3.53	10/25/35	319,734
665,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	611,158
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	805,801
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.44	12/15/44	768,615
820,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	717,691
185,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ (a)	5.63	10/15/48	134,608
185,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ (a)	5.37	11/15/48	131,234
653,966	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.92	8/25/35	602,220
384,550	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	3.85	5/25/47	223,061
654,393	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A (a)	3.83	6/25/47	378,300
584,686	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	487,631

	Total Collateralized Mortgage Obligations			60,237,156

	Corporate Bonds — 12.57%
275,000	Allstate Corp. (Insurance)	6.13	5/15/37	201,833
1,040,000	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	166,602
1,500,000	Anadarko Petroleum Corp. (Oil Comp-Exploration)	5.95	9/15/16	1,378,672
1,275,000	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,084,617
175,000	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	181,645
350,000	Bank of America Corp. (Banking)	5.75	8/15/16	291,099
110,000	Bank of America Corp. (Banking)	5.75	12/1/17	93,279
385,000	Bank of America Corp. (Banking) *	6.00	9/1/17	332,105
550,000	Bank of America Corp. (Banking) Callable 5/15/18 @ 100.00 (a)	8.13	12/29/49	444,367
1,625,000	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00	8.13	12/29/49	1,286,784
65,000	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	65,658
200,000	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	149,102
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	55,072
325,000	Canadian Natural Resources Ltd. (Oil Comp-Exploration)	6.50	2/15/37	260,377
250,000	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	231,740
280,000	CenterPoint Energy Resources Corp., Series B (Gas - Distribution)	7.88	4/1/13	287,406
575,000	Chubb Corp. (Insurance)	6.38	3/29/67	438,480
895,000	Citigroup Capital XXI (Banking)	8.30	12/21/57	666,830
70,000	Citigroup, Inc. (Banking)	4.63	8/3/10	63,916
550,000	Citigroup, Inc. (Banking)	5.30	10/17/12	489,623
1,485,000	Comcast Cable Communications Holdings (Media) *	8.38	3/15/13	1,557,453
150,000	Comcast Corp. (Media)	6.50	11/15/35	125,239
575,000	Comcast Corp. (Media)	6.95	8/15/37	490,448
75,000	Comcast Corp. (Media)	7.05	3/15/33	67,265
25,000	Consolidated Natural Gas, Series A (Gas - Distribution)	5.00	3/1/14	23,392
125,000	Consolidated Natural Gas, Series C (Gas - Distribution)	6.25	11/1/11	126,116
1,080,000	Credit Suisse Guernsey (Finance - Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	817,632
100,000	Devon Financing Corp. ULC (Oil Comp-Exploration)	7.88	9/30/31	101,547
600,000	EDP Finance BV (Electric Utilities)	6.00	2/2/18	574,144
200,000	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	160,998
400,000	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	371,396
225,000	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	213,059
2,195,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,124,128
305,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	285,202
755,000	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	578,058
700,000	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	566,420
625,000	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	613,578
665,000	Goldman Sachs Capital II (Finance - Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	292,141
1,540,000	Goldman Sachs Group, Inc. (Finance - Brokers)	5.25	10/15/13	1,295,366
50,000	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	42,426
570,000	IBM Corp. (Computer Equipment)	5.70	9/14/17	552,146
200,000	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	164,758
290,000	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	233,891

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,850,000	J.P. Morgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00	7.90	4/29/49	$1,557,478
1,075,000	J.P. Morgan Chase Bank NA (Banking)	6.00	7/5/17	981,708
495,000	J.P. Morgan Chase Bank NA (Banking)	6.00	10/1/17	453,711
585,000	J.P. Morgan Chase Capital XXV (Banking)	6.80	10/1/37	448,434
700,000	Kraft Foods, Inc. (Food)	6.13	2/1/18	655,744
825,000	Kraft Foods, Inc. (Food)	6.50	8/11/17	793,817
425,000	Lehman Brothers Holdings (Brokerage Services) (a)(c)	4.52	9/15/22	53,125
115,000	Lehman Brothers Holdings (Brokerage Services) (c)	5.25	2/6/12	14,375
325,000	Lehman Brothers Holdings (Brokerage Services) (c)	5.75	7/18/11	40,625
615,000	Lehman Brothers Holdings (Brokerage Services) (c)	6.20	9/26/14	76,875
825,000	Lehman Brothers Holdings (Brokerage Services) (c)	6.75	12/28/17	1,031
210,000	Lehman Brothers Holdings (Brokerage Services) (c)	7.88	8/15/10	26,250
730,000	Lehman Brothers Holdings, Series MTN (Brokerage Services)	5.63	1/24/13	91,250
400,000	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	264,000
108,000	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	115,455
950,000	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	922,902
880,000	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	548,624
500,000	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	409,285
325,000	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	285,142
1,695,000	Morgan Stanley (Brokerage Services) (a)	3.04	1/9/12	1,121,015
200,000	Morgan Stanley (Brokerage Services)	6.75	4/15/11	148,023
250,000	Morgan Stanley, Series MTN (Brokerage Services)	5.95	12/28/17	156,612
375,000	NationsBank Corp. (Banking)	7.80	9/15/16	357,859
40,000	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	36,032
210,000	News America Holdings (Media)	8.15	10/17/36	211,377
55,000	News America Holdings (Media)	8.45	8/1/34	57,050
225,000	News America Holdings (Media)	8.50	2/23/25	227,349
110,000	News America, Inc. (Media)	7.63	11/30/28	105,111
150,000	Ohana Military Communities LLC (Special Purpose) (b)	6.19	4/1/49	128,585
410,000	Oracle Corp. (Software)	5.75	4/15/18	380,687
60,000	Phillips Petroleum Co. (Energy - Exploration & Production)	7.00	3/30/29	60,521
445,000	Progressive Corp. (Insurance)	6.70	6/15/37	362,570
1,400,000	SLM Corp. (Financial Services)(a)	2.96	7/26/10	1,061,915
200,000	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	182,064
153,342	Structured Asset Receivable Trust, Series 2003-2 (Insurance) (a)(b)	3.19	1/21/09	151,517
275,000	SunTrust Bank (Banking)	4.42	6/15/09	276,482
170,000	TCI Communications, Inc. (Media)	7.88	8/1/13	176,658
10,000	TCI Communications, Inc. (Media)	7.88	2/15/26	9,629
1,275,000	Time Warner Cable, Inc. (Media - Cable)	6.20	7/1/13	1,236,939
150,000	Time Warner Entertainment (Media)	8.38	3/15/23	148,592
300,000	Time Warner, Inc. (Entertainment)	6.63	5/15/29	239,616
115,000	Time Warner, Inc. (Entertainment)	7.57	2/1/24	103,662
120,000	Transocean, Inc. (Oil & Gas)	6.00	3/15/18	111,996
155,000	Transocean, Inc. (Oil & Gas)	6.80	3/15/38	142,213
600,000	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	461,480
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	30,971
1,355,000	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,203,136
1,000,000	UBS AG Stamford CT, Series MTN (Banking)	5.75	4/25/18	869,750
230,000	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	213,913
150,000	USB Capital IX (Banking)	6.19	4/15/49	73,500
425,000	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	391,132
1,400,000	Wachovia Bank NA (Banking)	6.60	1/15/38	829,426
85,000	WellPoint, Inc. (Medical Services)	5.95	12/15/34	70,730
175,000	XTO Energy, Inc. (Oil Comp-Exploration)	6.25	8/1/17	165,126
165,000	XTO Energy, Inc. (Oil Comp-Exploration)	6.75	8/1/37	146,407

	Total Corporate Bonds			38,935,486

	Asset Backed Securities — 4.12%
2,315,000	American Express Issuance Trust, Series 2008-2, Class A	4.02	1/18/11	2,289,997
1,800,000	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,755,790
671,766	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	674,012
1,712,000	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	3.36	1/25/37	1,448,098
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	462,952

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities (continued)
$631,490	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	3.33	4/25/37	$603,578
1,630,000	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	3.90	10/25/16	1,630,000
640,000	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	4.10	1/25/18	637,200
1,740,000	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	4.50	7/25/23	1,735,379
1,600,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,519,365

	Total Asset Backed Securities			12,756,371

	Foreign Bonds — 3.61%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	948,098
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	415,226
350,000	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	464,676
625,000	Bundesrepublik Deutschland, Series 2005 (Sovereign)	4.00	1/4/37	796,102
2,100,000	Emirate of Abu Dhabi (Sovereign)	5.50	8/2/12	2,159,724
25,000	EnCana Holdings Financial Corp. (Energy - Exploration & Production)	5.80	5/1/14	23,882
8,200,000	Mexican Bonos Desarr Fixed Rate, Series M 10 (Sovereign)	7.25	12/15/16	698,507
27,580,000	Mexican Bonos Desarr Fixed Rate, Series M 20 (Sovereign)	10.00	12/5/24	2,863,008
225,000	National Westminster Bank (Banking)	7.38	10/1/09	227,381
145,000	Nationwide Building Society (Banking) (b)	4.25	2/1/10	142,565
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (d)	6.39	7/15/18	48,860
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (d)	6.40	10/15/18	48,054
275,000	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	276,238
365,828	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/10/14	348,884
198,792	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	193,898
225,000	Teck Cominco Ltd. (Metals)	6.13	10/1/35	169,757
325,000	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	270,530
225,000	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	211,255
150,000	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	153,144
325,000	United Mexican States (Sovereign)	6.75	9/27/34	326,625
90,000	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	79,205
290,000	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	298,897

	Total Foreign Bonds			11,164,516

	Preferred Stocks — 0.10%
19,500	Citigroup, Inc., Series AA, Callable 2/15/18 @ 25.00	0.51		321,750

	Total Preferred Stocks			321,750

	U.S. Government Agency Securities — 8.41%
3,500,000	Fannie Mae (d)	2.08	11/4/08	3,493,560
3,205,000	Fannie Mae	2.88	10/12/10	3,190,340
400,000	Federal Home Loan Bank (d)	0.10	10/1/08	400,000
2,200,000	Federal Home Loan Bank (d)	0.40	10/16/08	2,199,542
700,000	Federal Home Loan Bank (d)	0.76	10/9/08	699,922
5,300,000	Federal Home Loan Bank (d)	1.95	10/2/08	5,299,926
3,375,000	Federal Home Loan Bank	5.38	5/15/19	3,501,060
1,485,000	Federal Home Loan Bank	5.63	6/13/16	1,361,758
3,125,000	Freddie Mac	4.13	9/27/13	3,149,381
1,275,000	Freddie Mac	5.00	12/14/18	1,198,444
1,545,000	Freddie Mac	5.75	6/27/16	1,532,194

	Total U.S. Government Agency Securities			26,026,127

	Time Deposits — 0.21%
649,669	Liquidity Management Control System Time Deposit (d)	1.25	10/1/08	649,669

	Total Time Deposits			649,669

	U.S. Treasury Obligations — 0.83%
2,250,000	Treasury Inflation Index Bond	1.75	1/15/28	2,061,038
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
U.S. Treasury Obligations (continued)
$450,000	Treasury Inflation Index Bond	2.38	1/15/25	$508,795

	Total U.S. Treasury Obligations			2,569,833

	Total Investments (cost $331,451,417) — 101.86%			315,390,096
	Liabilities in excess of other assets — (1.86)%			(5,761,879)

	Net Assets — 100.00%			$309,628,217

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008. The maturity date represents actual maturity date.
(b)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security in default.
(d)	Rate disclosed represents effective yield at purchase.
*	All or a portion of this security has been pledged as collateral for futures contracts and options on futures held by the Portfolio.
IO —	Interest Only
MTN —	Medium Term Note
PO —	Principal Only
TBA —	Security is subject to delayed delivery
ULC —	Unlimited Liability Company

Futures

Number of Contracts	Futures Contracts Positions	Value	Expiration	Unrealized Gain/loss
(19)	90Day Euro$ Future	$(4,605,600)	Jun-09	$3,030
(10)	90Day Euro$ Future	(2,403,875)	Jun-10	15,747
25	Euro-Bond Future	2,876,750	Dec-08	36,356
53	U.S. Long Bond	6,210,109	Dec-08	(21,690)
24	U.S. Long Bond	2,691,600	Dec-08	24,832
(73)	U.S. Treasury 10 Year Note	(8,367,625)	Dec-08	165,902
80	U.S. Treasury 2 Year Note	17,075,000	Dec-08	49,506
286	U.S. Treasury 5 Year Note	32,099,031	Dec-08	(161,710)

	Total Unrealized Gain			$111,973

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 09/30/08	Unrealized Gain/Loss
	Currencies Purchased
140,000	Euro	10/23/2008	205,738	197,542	(8,196)

	Total Currency Purchased		$205,738	$197,542	$(8,196)

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 09/30/08	Unrealized Gain/Loss
	Currencies Sold
990,282	Euro	10/23/2008	1,549,851	1,397,299	152,552
20,363,000	Mexican Peso	10/23/2008	2,025,162	1,856,633	168,529
18,017,000	Mexican Peso	10/23/2008	1,757,362	1,642,733	114,629

	Total Currency Sold		$5,332,375	$4,896,665	$435,710

	Net Unrealized Gain/(Loss)				$427,514

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds — 90.44%
$1,410,000	AES Corp. (Electric)	8.00	10/15/17	$1,272,525
295,000	Affinion Group, Inc. (Commercial Services) Callable Call 10/15/09 @ 105.06	10.13	10/15/13	277,300
695,000	Allied Waste North America (Commercial Services & Supplies)	6.38	4/15/11	674,150
1,100,000	Allied Waste North America (Commercial Services & Supplies) Callable Call 5/15/11 @ 103.56	7.13	5/15/16	1,025,750
1,405,000	Alltel Communications, Inc. (Telecom - Integrated/Svcs) Callable Call 12/1/12 @ 105.19 (a)	10.38	12/1/17	1,601,700
215,000	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	190,275
375,000	American Tower Corp. (Communications Equipment)	7.00	10/15/17	358,125
105,000	Amkor Technologies, Inc. (Electronics) Callable Call 11/4/08 @ 103.88	7.75	5/15/13	89,775
460,000	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	386,400
430,000	AMR Real Estate Finance (Diversified Financial Services) Callable Call 10/27/08 @ 104.06	8.13	6/1/12	365,500
725,000	Aquila, Inc. (Electric - Integrated)	14.88	7/1/12	802,086
995,000	Aramark Services, Inc. (Support - Services) Callable Call 2/1/11 @ 104.25	8.50	2/1/15	935,300
1,745,000	Atlas Energy Resources LLC (Oil Comp-Exploration) Callable Call 2/1/13 @ 105.38 (a)	10.75	2/1/18	1,570,500
655,000	Atlas Pipeline Partners LP (Oil & Gas) Callable Call 6/15/13 @ 104.38 (a)	8.75	6/15/18	615,700
475,000	Axcan Intermediate Holdings (Health Services) Callable Call 3/1/11 @ 106.94 (a)	9.25	3/1/15	470,250
325,000	Baldor Electric Co. (Capital Goods)	8.63	2/15/17	310,375
345,000	Ball Corp. (Packaging)	6.88	12/15/12	344,569
600,000	Bausch & Lomb, Inc. (Optical Supplies) Callable Call 11/1/11 @ 104.94	9.88	11/1/15	570,000
895,000	BE Aerospace, Inc. (Aerospace/Defense) Callable Call 7/1/13 @ 104.25	8.50	7/1/18	868,150
1,225,000	Biomet, Inc. (Medical Products) Callable Call 10/15/12 @ 105.00	10.00	10/15/17	1,249,500
300,000	Bombardier, Inc. (Aerospace/Defense) (a)	6.30	5/1/14	279,000
575,000	Bombardier, Inc. (Aerospace/Defense) (a)	8.00	11/15/14	569,250
395,000	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75	7.50	9/15/17	351,550
130,000	Cascades, Inc. (Paper & Related Products) Callable Call 11/10/08 @ 103.62	7.25	2/15/13	101,400
270,000	Case Corp. (Machinery & Equipment)	7.25	1/15/16	244,350
585,000	Catalent Pharma Solutions (Health Care Providers & Services) Callable Call 4/15/11 @ 104.75	9.50	4/15/15	453,375
875,000	Centex Corp. (Building & Construction)	6.50	5/1/16	691,250
205,000	Cenveo Corp. (Publishing & Printing) Callable Call 8/15/12 @ 105.25 (a)	10.50	8/15/16	189,625
455,000	Chart Industries, Inc. (Machinery & Equipment) Callable Call 10/15/10 @ 104.56(b)	9.13	10/15/15	466,375
205,000	Charter Communications Opt LLC (Telecommunications Services) (a)	8.00	4/30/12	183,475
1,100,000	Charter Communications Opt LLC (Telecommunications Services) (a)	8.38	4/30/14	970,750
500,000	Charter Communications Opt LLC (Telecommunications Services) Callable Call 3/15/12 @ 105.44 (a)	10.88	9/15/14	485,000
100,000	Chesapeake Energy Corp. (Oil Comp-Exploration)	6.50	8/15/17	87,500
335,000	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 6/15/09 @ 103.75	7.50	6/15/14	320,763
2,340,000	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.63	7/15/13	2,234,700
1,000,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56	11.13	11/15/15	975,000
685,000	Cimarex Energy Co. (Energy - Exploration & Production) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	630,200
800,000	Citizens Communications (Telecom - Integrated/Svcs)	9.25	5/15/11	800,000
2,730,000	Community Health Systems, Inc. (Health Services) Callable Call 7/15/11 @ 104.44	8.88	7/15/15	2,593,500
970,000	Compton Petroleum Finance Corp. (Energy - Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	851,175
1,060,000	Connacher Oil and Gas (Oil Comp-Exploration) Callable Call 12/15/11 @ 105.13 (a)	10.25	12/15/15	1,017,600
1,120,000	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	1,108,800
665,000	Copano Energy LLC (Oil & Gas) Callable Call 6/1/13 @ 103.88 (a)	7.75	6/1/18	581,875
665,000	Copano Energy LLC (Oil & Gas) Callable Call 3/1/11 @ 104.06	8.13	3/1/16	608,475
1,745,000	Corrections Corporations of America (Health Services)	7.50	5/1/11	1,738,456
315,000	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable Call 11/1/10 @ 104.69	9.38	11/1/14	292,950
470,000	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable Call 7/15/12 @ 105.00 (a)	10.00	7/15/15	448,850
1,090,000	Crum & Forster Holding Corp. (P&C - Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	948,300
455,000	CSC Holdings, Inc. (Media - Cable)	7.63	7/15/18	395,850
955,000	CSC Holdings, Inc. (Media - Cable) Callable Call 6/15/12 @ 104.25 (a)	8.50	6/15/15	886,956
480,000	D.R. Horton, Inc. (Building & Construction)	5.25	2/15/15	355,200
80,000	D.R. Horton, Inc. (Building & Construction)	5.63	1/15/16	59,200
415,000	D.R. Horton, Inc. (Building & Construction)	6.50	4/15/16	315,400
915,000	DirecTV Holdings/Finance (Media - Cable) Callable Call 5/15/12 @ 103.81 (a)	7.63	5/15/16	828,075
1,560,000	DirecTV Holdings/Finance (Media - Cable)	8.38	3/15/13	1,540,500
505,000	DynCorp International LLC (Electric - Generation) Callable Call 2/15/09 @ 104.75	9.50	2/15/13	494,900
630,000	Dynegy Holdings, Inc. (Electric - Generation)	7.50	6/1/15	532,350
2,165,000	Dynegy Holdings, Inc. (Electric - Generation)	7.75	6/1/19	1,732,000
1,000,000	EchoStar DBS Corp. (Media - Cable)	5.75	10/1/08	1,000,000
175,000	EchoStar DBS Corp. (Media - Cable)	7.75	5/31/15	148,313
1,875,000	Edison Mission Energy (Electric - Generation)	7.20	5/15/19	1,650,000
1,095,000	El Paso Corporation. (Oilfield Services & Equipment)	7.00	6/15/17	978,232
575,000	El Paso Corp. (Oilfield Services & Equipment)	7.25	6/1/18	534,750
135,000	El Paso Natural Gas (Oilfield Services & Equipment)	8.63	1/15/22	134,833

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,580,000	Energy Future Holdings (Electric Utilities) Callable Call 11/1/12 @ 105.44	10.88	11/1/17	$1,425,950
280,000	Enterprise Products Operation (Oil & Gas) Callable Call 1/15/18 @ 100.00(b)	7.03	1/15/68	225,744
500,000	Expedia, Inc. (Internet Services) Callable Call 7/1/12 @ 104.25 (a)	8.50	7/1/16	450,000
505,000	FairPoint Communications, Inc. (Communications Technology) Callable Call 4/1/13 @ 106.56 (a)	13.13	4/1/18	459,550
995,000	FireKeepers Development Authority (Special Purpose) Callable Call 5/1/12 @ 110.50 (a)	13.88	5/1/15	875,600
95,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.00	9/1/13	91,200
2,190,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.63	9/1/16	2,146,200
750,000	Ford Motor Credit Co. LLC (Auto Loans)(b)	5.54	1/13/12	479,808
2,145,000	Ford Motor Credit Co. LLC (Auto Loans)	7.00	10/1/13	1,318,225
2,785,000	Ford Motor Credit Co. LLC (Auto Loans)	7.25	10/25/11	1,770,962
425,000	Ford Motor Credit Co. LLC (Auto Loans)	7.38	2/1/11	282,404
700,000	Ford Motor Credit Co. LLC (Auto Loans)	7.80	6/1/12	434,648
780,000	Forest Oil Corp. (Oil Comp-Exploration) Callable Call 6/15/12 @ 103.63 (a)	7.25	6/15/19	666,900
625,000	Freeport-McMoRan C & G (Metals/Mining ex Steel)(b)	5.88	4/1/15	598,681
1,175,000	Freeport-McMoRan C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,154,437
1,235,000	Freescale Semiconductor (Electronics) Callable Call 12/15/10 @ 104.44	8.88	12/15/14	852,150
485,000	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00(b)	5.17	4/1/15	407,400
85,000	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56	7.13	4/1/17	76,500
775,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.00	12/15/11	344,595
955,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.63	5/15/12	404,316
1,230,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.88	9/15/11	548,810
710,000	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	702,900
1,375,000	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	1,361,250
1,060,000	Goodyear Tire & Rubber Co. (Auto Parts)(b)	6.68	12/1/09	1,038,800
750,000	Goodyear Tire & Rubber Co. (Auto Parts) Callable Call 7/1/10 @ 104.50	9.00	7/1/15	742,500
885,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.25	8.50	4/1/15	809,775
490,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.44	8.88	4/1/15	443,450
160,000	HCA, Inc. (Health Services) Callable Call 11/15/10 @ 104.56	9.13	11/15/14	155,600
4,145,000	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.63	9.25	11/15/16	4,031,012
1,470,000	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	1,176,000
235,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/08 @ 102.00(b)	7.30	11/15/14	169,200
195,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/10 @ 104.88	9.75	11/15/14	154,050
935,000	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable Call 11/1/08 @ 103.56	7.13	11/1/13	832,150
1,000,000	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	817,500
1,055,000	Icahn Enterprises L.P. (Financial Services) Callable Call 2/15/09 @ 103.56	7.13	2/15/13	807,075
1,600,000	Inmarsat Finance II PLC (Satellite Telecommunications) Callable Call 11/15/08 @ 105.19	—	11/15/12	1,576,000
125,000	Inmarsat Finance PLC (Satellite Telecommunications) Callable Call 10/7/08 @ 103.81	7.63	6/30/12	120,000
50,000	Intelsat Corp. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.63 (a)	9.25	6/15/16	46,000
1,400,000	Intelsat Jackson Holdings Ltd. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.75 (a)	9.50	6/15/16	1,302,000
715,000	Intelsat Subsidiary Holding Co. Ltd. (Satellite Telecommunications) Callable Call 1/15/09 @ 104.25 (a)	8.50	1/15/13	661,375
822	Ion Media (Media)	11.00	7/31/13	206
6,447	Ion Media Networks, Inc. (Media)	11.00	7/31/13	1,354
405,000	IPALCO Enterprises, Inc. (Electric - Generation) (a)	7.25	4/1/16	386,775
300,000	Iron Mountain, Inc. (Commercial Services) Callable Call 11/10/08 @ 103.88	7.75	1/15/15	297,000
1,005,000	Iron Mountain, Inc. (Commercial Services) Callable Call 11/10/08 @ 101.44	8.63	4/1/13	989,925
750,000	Jabil Circuit, Inc. (Electronics)	8.25	3/15/18	701,250
1,475,000	K Hovnanian Enterprises, Inc. (Building & Construction) Callable Call 11/1/10 @ 102.00 (a)	11.50	5/1/13	1,445,500
790,000	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	679,400
1,090,000	L-3 Communications Corp. (Electronic Equipment & Instruments) Callable Call 11/10/08 @ 102.54	7.63	6/15/12	1,073,650
1,035,000	Lender Process Services (Diversified Financial Services) Callable Call 7/1/11 @ 106.09 (a)	8.13	7/1/16	1,009,125
1,925,000	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	1,751,750
280,000	Leucadia National Corp. (Diversified Capital Goods)	8.13	9/15/15	272,300
770,000	Level 3 Financing, Inc. (Telecommunications Services) Callable Call 2/15/12 @ 104.38	8.75	2/15/17	558,250
460,000	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	407,100
105,000	LIN Television Corp. (Media - Broadcast) Callable Call 11/10/08 @ 103.25	6.50	5/15/13	81,900
785,000	LIN Television Corp., Series B (Media - Broadcast)	6.50	5/15/13	612,300
845,000	Linn Energy LLC (Oil Comp-Exploration) Callable Call 7/1/13 @ 104.94 (a)	9.88	7/1/18	735,150
535,000	Mariner Energy, Inc. (Energy - Exploration & Production) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	452,075
380,000	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	359,100
2,130,000	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable Call 4/15/13 @ 104.38	8.75	4/15/18	2,023,500
1,380,000	Mediacom Broadband LLC/CRP (Media - Cable)	8.50	10/15/15	1,138,500
520,000	Mediacom LLC/Cap Corp. (Media - Cable)	9.50	1/15/13	465,400
640,000	MetroPCS Wireless, Inc. (Telecommunications Services) Callable Call 11/1/10 @ 104.63	9.25	11/1/14	598,400
125,000	MGM Mirage, Inc. (Gaming)	6.63	7/15/15	86,875

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$380,000	MGM Mirage, Inc. (Gaming)	7.50	6/1/16	$277,400
575,000	MGM Mirage, Inc. (Gaming)	7.63	1/15/17	414,000
630,000	MGM Mirage, Inc. (Gaming)	8.50	9/15/10	579,600
850,000	Mirant Americas Generation, Inc. (Electric - Integrated)	8.30	5/1/11	818,125
983,981	Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	1,003,660
560,219	Mirant Mid-Atlantic LLC, Series C (Electric - Integrated)	10.06	12/30/28	631,647
230,000	Moog, Inc. (Aerospace/Defense) Callable Call 6/15/13 @ 103.63 (a)	7.25	6/15/18	220,800
170,000	Mosaic Co. (Chemicals) (a)(b)	7.38	12/1/14	175,996
250,000	Mosaic Co. (Chemicals) (a)(b)	7.63	12/1/16	255,432
365,000	Newfield Exploration Co. (Energy - Exploration & Production)	6.63	4/15/16	324,850
380,000	Newfield Exploration Co. (Energy - Exploration & Production) Callable Call 5/15/13 @ 103.56	7.13	5/15/18	330,600
1,545,000	Nortek, Inc. (Building Products) Callable Call 6/1/11 @ 105.00 (a)	10.00	12/1/13	1,359,600
455,000	Nortel Networks Ltd. (Communications Equipment) Callable Call 7/15/11 @ 105.38 (a)	10.75	7/15/16	278,688
800,000	Novelis, Inc. (Metals/Mining ex Steel) Callable Call 2/15/10 @ 103.63	7.25	2/15/15	696,000
3,485,000	NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	3,136,500
505,000	NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	459,550
200,000	NSG Holdings LLC/NSG Holding (Electric - Generation) (a)	7.75	12/15/25	190,000
705,000	NTL Cable PLC (Media - Cable)	8.75	4/15/14	592,200
165,000	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	151,800
860,000	Omega Health Care Investors (Health Services)	7.00	1/15/16	774,000
1,100,000	OPTI Canada, Inc. (Oil Comp-Exploration) Callable Call 12/15/10 @ 104.13	7.88	12/15/14	973,500
1,695,000	OPTI Canada, Inc. (Oil Comp-Exploration) Callable Call 12/15/10 @ 104.13	8.25	12/15/14	1,517,025
980,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	975,100
1,630,000	Peabody Energy Corp. (Coal)	7.38	11/1/16	1,564,800
265,000	Penn National Gaming, Inc. (Gaming) Callable Call 11/10/08 @ 103.44	6.88	12/1/11	249,100
1,465,000	Petrohawk Energy Corp. (Energy - Exploration & Production) Callable Call 6/1/12 @ 103.94 (a)	7.88	6/1/15	1,274,550
305,000	Petrohawk Energy Corp. (Energy - Exploration & Production)	9.13	7/15/13	286,700
785,000	Pioneer Natural Resource Co. (Oil Comp-Exploration)	6.65	3/15/17	699,738
500,000	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 103.81	7.63	6/1/18	442,500
530,000	Psychiatric Solutions, Inc. (Health Care) Callable Call 7/15/10 @ 103.88	7.75	7/15/15	492,900
235,000	Pulte Homes, Inc. (Building & Construction)	5.25	1/15/14	195,050
945,000	Quebecor Media, Inc. (Media) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	826,875
590,000	Quicksilver Resources, Inc. (Oil Comp-Exploration) Callable Call 4/1/11 @ 103.56	7.13	4/1/16	480,850
1,580,000	Qwest Communications International (Telecom - Integrated/Svcs)	7.25	2/15/11	1,497,050
225,000	Rainbow National Services LLC (Media) Callable Call 9/1/09 @ 105.19 (a)	10.38	9/1/14	229,500
600,000	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/1/13 @ 103.63	7.25	5/1/18	567,000
280,000	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/15/11 @ 103.75	7.50	5/15/16	267,400
275,000	Reliant Energy, Inc. (Electric Utilities) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	235,125
370,000	Rock-Tenn Co. (Paper & Related Products) Callable Call 3/15/12 @ 104.63 (a)	9.25	3/15/16	375,550
200,000	Sabine Pass LNG LP (Gas - Distribution)	7.25	11/30/13	158,000
1,175,000	Sabine Pass LNG LP (Gas - Distribution)	7.50	11/30/16	916,500
1,200,000	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,032,000
175,000	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 4/1/11 @ 104.31 (a)	8.63	4/1/15	156,625
405,000	Scientific Games Corp. (Hotels, Restaurants & Leasure) Callable Call 6/15/12 @ 103.94 (a)	7.88	6/15/16	385,763
1,300,000	Seitel, Inc. (Investments & Misc Finl Svcs) Callable Call 2/15/11 @ 104.88	9.75	2/15/14	1,059,500
45,000	Service Corp. International (Funeral Services)	6.75	4/1/15	39,263
1,085,000	Service Corp. International (Funeral Services)(b)	7.00	6/15/17	927,675
350,000	Silgan Holdings, Inc. (Containers & Packaging) Callable Call 11/15/08 @ 103.38	6.75	11/15/13	318,500
255,000	Sinclair Broadcast Group, Inc. (Media) Callable Call 11/10/08 @ 102.67	8.00	3/15/12	246,075
760,000	SLM Corp. (Consumer Finance)	8.45	6/15/18	516,800
480,000	Smithfield Foods, Inc. (Food Wholesale)	7.75	7/1/17	376,800
760,000	Smithfield Foods, Inc., Series B (Food Wholesale)	7.00	8/1/11	661,200
35,000	Smithfield Foods, Inc., Series B (Food Wholesale)	7.75	5/15/13	29,400
365,000	Southwestern Energy Co. (Oil Comp-Exploration) (a)	7.50	2/1/18	354,050
1,385,000	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	1,073,375
1,160,000	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	1,055,600
270,000	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	243,000
1,280,000	Sprint Capital Corp. (Telecommunications)	8.75	3/15/32	998,400
880,000	Sprint Nextel Corp. (Telecom - Integrated/Svcs)(b)	4.17	6/28/10	819,583
240,000	Sprint Nextel Corp. (Telecom - Integrated/Svcs)	6.00	12/1/16	184,800
340,000	SPX Corp. (Diversified Capital Goods) (a)	7.63	12/15/14	340,000
1,040,000	Stater Brothers Holdings (Food & Staples Retailing) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	972,400
1,795,000	Steel Dynamics, Inc. (Steel) Callable Call 4/15/12 @ 103.88 (a)	7.75	4/15/16	1,597,550
1,090,000	Sungard Data Systems, Inc. (Computer Services) Callable Call 8/15/09 @ 104.56	9.13	8/15/13	981,000

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$290,000	Swift Energy Co. (Energy - Exploration & Production) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	$246,500
1,200,000	Targa Resources Partners LP (Oil & Gas) Callable Call 7/1/12 @ 104.13 (a)	8.25	7/1/16	1,032,000
1,455,000	Telecordia Technologies (Telecom - Integrated/Svcs) Callable Call 11/10/08 @ 102.00(b)	6.54	7/15/12	1,222,200
1,085,000	Tenet Healthcare Corp. (Medical Services)	7.38	2/1/13	987,350
530,000	Tenet Healthcare Corp. (Medical Services)(b)	9.25	2/1/15	500,850
825,000	Tenet Healthcare Corp. (Medical Services)	9.88	7/1/14	804,375
390,000	Tenneco, Inc. (Auto Parts) Callable Call 11/15/11 @ 104.06	8.13	11/15/15	333,450
525,000	Tennessee Gas Pipeline Co. (Gas - Distribution)	7.50	4/1/17	511,390
2,665,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13	10.25	11/1/15	2,405,162
645,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (a)	10.25	11/1/15	582,113
855,000	Texas Industries, Inc. (Building Products) Callable Call 7/15/09 @ 103.63 (a)	7.25	7/15/13	743,850
305,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	286,700
280,000	United Refining Co. (Oil Refining & Marketing) Callable Call 11/10/08 @ 105.25	10.50	8/15/12	240,800
120,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/09 @ 102.00(b)	6.30	6/1/15	105,600
1,265,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/11 @ 104.25	8.50	6/1/15	1,179,612
385,000	US Concrete, Inc. (Building Products)	8.38	4/1/14	300,300
540,000	US Oncology, Inc. (Health Care Providers & Services) Callable Call 11/10/08 @ 104.50	9.00	8/15/12	540,000
500,000	Videotron Ltd. (Broadcasting & Cable TV) Callable Call 4/15/13 @ 104.56 (a)	9.13	4/15/18	505,000
450,000	Virgin Media Finance PLC (Telecom - Integrated/Svcs) Callable Call 8/15/11 @ 104.56	9.13	8/15/16	376,875
1,110,000	Williams Partners LP/WIL (Gas - Distribution)	7.25	2/1/17	1,032,300
1,175,000	Wind Acquisition Financial (Telecom - Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (a)	10.75	12/1/15	1,151,500
925,000	Windstream Corp. (Telecom - Integrated/Svcs)	8.63	8/1/16	853,313
320,000	Windstream Regatta Holdings, Inc. (Telecom - Integrated/Svcs) Callable Call 12/1/12 @ 105.50 (a)	11.00	12/1/17	179,200
1,235,000	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,052,837

	Total Corporate Bonds			152,313,432

	Time Deposits — 5.18%
8,727,030	Liquidity Management Control System	1.25	10/1/08	8,727,030

	Total Time Deposits			8,727,030

	Foreign Bonds — 2.41%
1,020,000	CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	974,100
290,000	CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	275,500
315,000	Flextronics International Ltd. (Electronics)	6.50	5/15/13	279,562
150,000	Ineos Group Holdings PLC (Chemicals) (a)	8.50	2/15/16	81,000
1,860,000	Kabel Deutschland GmbH (Media - Cable)	10.63	7/1/14	1,822,800
400,000	Nordic Telephone Co. Holdings (Telecommunications Services) (a)	8.88	5/1/16	364,000
305,000	Quebecor Media, Inc. (Media)	7.75	3/15/16	266,875

	Total Foreign Bonds			4,063,837

	Asset Backed Securities — 0.56%
1,107,249	CitiFinancial Mortgage Securities, Inc., Series 2003-1, Class AF5	4.28	1/25/33	950,725

	Total Asset Backed Securities			950,725

	Common/Preferred Stocks and Rights — 0.06%
96,750	Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (Media)(c)(d)(e)			96,750
3	Ion Media Networks, Inc. (Media)(a)(c)(e)			0
2	Ion Media Networks, Inc. (Media)(c)(e)			0

	Total Common/Preferred Stocks and Rights			96,750

	Total Investments (cost $180,954,129) — 98.65%			166,151,774
	Other assets in excess of liabilities — 1.35%			2,266,766

	Net Assets — 100.00%			$168,418,540

(a)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008. The maturity date represents actual maturity date.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

(c)	Escrow security due to bankruptcy.
(d)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.
(e)	Represents non-income producing security.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 98.45%
	Alabama — 6.61%
$1,000,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,056,440
1,000,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/1/08 @ 101.5	5.25	11/1/11	1,016,740

				2,073,180

	Arizona — 3.33%
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,045,740

	Florida — 9.95%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,271,225
735,000	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	789,140
1,000,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,059,250

				3,119,615

	Idaho — 3.60%
1,105,000	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,129,001

	Illinois — 13.83%
1,000,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,065,890
1,175,000	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, ETM (FGIC)		12/1/09	1,137,670
1,000,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,069,600
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,064,460

				4,337,620

	Indiana — 6.29%
1,015,000	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,040,456
920,000	Indiana University Student Fee Revenue, Series L, Callable 10/16/08 @ 101	5.00	8/1/09	930,350

				1,970,806

	Iowa — 3.91%
1,150,000	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100	5.25	8/1/13	1,225,705

	Massachusetts — 6.03%
2,000,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2, Zero Coupon (a)		8/1/10	1,891,340

	Michigan — 7.91%
650,000	Hamilton Michigan Community School District, GO (FSA, Q-SBLF)	5.00	5/1/12	689,689
1,700,000	Michigan State Building Authority Revenue, State Police Communications - III	5.50	10/1/10	1,790,457

				2,480,146

	Nevada — 3.36%
1,000,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,053,150

	New York — 3.38%
1,000,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	1,059,850

	Ohio — 11.70%
1,000,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,042,890
1,000,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,048,510
1,500,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,577,700

				3,669,100

	Tennessee — 3.37%
1,000,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,056,550

	Texas — 11.81%
745,000	College Station Texas, GO	5.00	2/15/16	788,679
1,000,000	El Paso Texas Independent School District, GO, Callable 2/15/09 @ 100 (PSF-GTD)	5.00	2/15/12	1,006,670
750,000	Mesquite Texas Independent School District No. 1, GO, Callable 10/16/08 @ 100 (PSF-GTD)	5.25	8/15/09	750,893

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	$1,155,809

				3,702,051

	Utah — 3.37%
1,000,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,057,140

	Total Municipal Bonds			30,870,994

	Total Investments (cost $30,730,709) — 98.45%			30,870,994
	Other assets in excess of liabilities — 1.55%			487,016

	Net Assets — 100.00%			$31,358,010

(a)	Rate disclosed represents effective yield at purchase.
ETM —	Escrowed to Maturity
FGIC —	Financial Guaranty Insurance Company
FSA —	Financial Security Assurance, Inc.
GO —	General Obligation
MBIA —	Municipal Bond Insurance Association
PSF-GTD —	Permanent School Fund Guaranteed
Q-SBLF —	Qualified School Bond Loan Fund
XLCA —	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 91.40%
	Alabama — 0.18%
$500,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC: Colonial Bank – Direct Pay/Federal Home Loan Bank – Standby )	5.00	3/1/14	$501,215
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	509,455

				1,010,670

	Alaska — 1.47%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	402,368
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	4,883,352
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	2,891,630

				8,177,350

	Arizona — 3.74%
300,000	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	310,263
9,500,000	Arizona Health Facilities Authority Revenue, Banner Health, Series B(a)	2.68	1/1/37	6,025,850
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	1,919,740
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,333,974
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,952
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	354,846
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	375,227
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	390,655
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	409,220
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	261,397
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	349,777
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	481,657
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	446,701
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	260,548
930,000	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	926,689
850,000	Pinal County Arizona Certificates of Participation	3.50	12/1/08	849,660
145,000	Pinal County Arizona Certificates of Participation	4.00	12/1/10	146,914
1,895,000	Pinal County Arizona Certificates of Participation	5.00	12/1/14	1,927,007
2,420,000	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,468,279
400,000	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	400,284

				20,739,640

	Arkansas — 1.22%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	127,422
860,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	865,263
530,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	524,944
785,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	619,914
515,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	514,094
100,000	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	106,195
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	510,255
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	985,804
220,000	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	222,495
1,165	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B (Private/Verex MTGS)	7.75	9/1/11	1,152
1,435,000	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,431,829
75,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA/VA MTGS)	7.88	10/1/10	79,724
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	501,723
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	283,228

				6,774,042

	California — 6.36%
500,000	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	505,480
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	808,728
1,000,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	946,560
4,000,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,005,040
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,408,228
100,000	California State, GO	4.00	2/1/09	100,456
100,000	California State, GO	5.00	3/1/09	101,083
100,000	California State, GO	6.75	8/1/10	107,431

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
250,000	California State, GO	6.30	9/1/11	271,587
$5,000,000	California State, GO	5.00	8/1/21	$4,906,850
1,000,000	California State, GO	5.00	8/1/22	969,830
250,000	California State, GO	5.00	11/1/22	242,373
170,000	California State, Water Residential Development	5.10	3/1/10	170,230
220,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	209,526
1,050,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,055,166
40,000	Colton California Redevelopment Agency, ETM (MGIC)	7.25	8/1/11	43,479
5,415,000	Contra Costa California Home Mortgage Finance Authority, Zero Coupon, ETM (MBIA)(b)		9/1/17	2,911,050
35,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	35,116
40,000	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	43,377
3,312,198	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,935,700
1,900,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(a)	3.29	11/15/25	1,365,283
2,100,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(a)	3.31	11/15/26	1,486,884
3,000,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(a)	3.33	11/15/27	2,099,850
325,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	332,650
1,635,000	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,520,942
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	51,574
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM (FNMA/FHA/VA MTGS)	7.75	10/1/11	16,096
190,000	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	196,177
15,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	15,542
65,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM (FHA/VA/Private MTGS)	7.13	1/1/11	68,813
2,305,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,331,853
110,000	Turlock California Public Financing Authority	5.25	9/1/15	112,433
760,000	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	864,827

				35,240,214

	Colorado — 3.06%
80,000	Arvada Colorado Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank NA)	5.60	12/1/12	80,156
120,000	Arvada Colorado Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank NA)	5.80	12/1/17	120,211
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,109,633
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,357,331
2,570,000	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	2,516,955
15,000	Colorado Housing Financial Authority	6.50	5/1/16	15,142
15,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	14,190
90,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	90,048
23,000	Colorado Housing Financial Authority	6.55	5/1/25	23,219
750,000	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100 (ACA)	5.13	12/1/17	772,800
3,515,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,267,052
40,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	40,322
1,750,000	Interlocken Metropolitan District Colorado, Series A (RADIAN)	5.75	12/15/11	1,756,912
4,605,385	MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A (LOC: Compass Bank) (b)	3.38	11/1/08	4,600,733
174,342	University of Colorado Registrants Participation Institutes	6.00	12/1/13	184,095

				16,948,799

	Connecticut — 0.50%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	738,269
2,040,000	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,037,001

				2,775,270

	Delaware — 0.81%
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	578,341
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	95,177
3,735,000	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	3,718,454

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Delaware (continued)
$105,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	$110,169

				4,502,141

	District of Columbia — 1.46%
1,935,000	District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,619,788
100,000	District of Columbia Certificates of Participation (AMBAC)	5.25	1/1/09	100,368
765,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	771,870
215,000	District of Columbia Revenue, American Association of Advancement of Science (AMBAC)	5.25	1/1/16	218,689
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,163,329
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	224,189

				8,098,233

	Florida — 5.50%
1,150,000	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,113,372
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,375,944
995,000	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/01/12 @ 102	8.95	10/1/33	1,210,746
60,000	Collier County Florida Health Facilities Authority Revenue, Moorings, Inc. Project, Series B, ETM, Callable 10/16/08 @ 100	10.75	12/1/11	70,561
1,335,000	Crossings at Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,417,116
2,195,000	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,123,619
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	157,934
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,629,319
6,750,000	Highlands County Florida Health Facilities Authority Revenue, Series A, Prerefunded 11/15/11 @ 101	6.00	11/15/31	7,329,487
630,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	643,142
105,000	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	107,308
1,290,000	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,291,187
55,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	64,030
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,056,600
89,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	98,086
25,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	25,000
105,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	105,642
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon (MBIA)(b)		10/1/35	384,145
3,940,000	Oakstead Florida Community Development District Capital Improvement Revenue, Series A, Prerefunded 5/1/12 @ 101	6.88	5/1/33	4,408,308
1,370,000	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,200,120
100,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	102,931
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	719,873
750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	714,142
115,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	134,595
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,095,110
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,753
1,000,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	848,910

				30,492,980

	Georgia — 0.50%
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,008
35,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	35,000
135,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	137,169
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	211,712
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,386,697

				2,775,586

	Hawaii — 0.16%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	618,579

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Hawaii (continued)
$265,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	$267,793

				886,372

	Idaho — 1.35%
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	103,149
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	332,010
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	94,644
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	87,987
20,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	20,440
1,650,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,317,162
1,810,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,615,153
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,462,448
2,000,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	1,888,360
5,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	5,033
5,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.25	7/1/11	5,000
20,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.10	7/1/12	19,993
580,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	533,600

				7,484,979

	Illinois — 6.43%
310,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	334,282
2,000,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,764,680
205,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	205,992
555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon	5.75	1/1/15	543,012
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	560,461
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,034,020
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,567
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,531
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56,098
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,988
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	485,844
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	515,965
983,000	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	791,934
3,586,000	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,094,969
2,405,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,293,889
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,215,372
35,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	35,204
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	900,045
310,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	315,605
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	376,728
130,000	Illinois Educational Facilities Authority Revenue, Augustana College, ETM	4.60	10/1/08	130,000
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon (b)	11.50	7/1/14	1,463,169
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,093,837
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	918,738
70,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	70,436
25,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	24,972
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,131
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	626,882
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA)		12/1/17	1,052,552
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	106,393
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	209,565
2,746,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,317,679
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	343,271
1,055,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	1,056,815
430,000	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	430,271
735,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	733,001
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,882,912
350,000	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	364,658
1,383,000	Schaumburg Illinois Special Assessment (b)	6.75	12/1/28	1,361,895
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	463,298

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$255,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	$255,092

				35,666,753

	Indiana — 2.07%
80,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	81,050
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,110,786
1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,321,186
550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	481,684
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,349
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	111,252
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,412
385,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	389,647
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	504,816
2,500,000	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,107,975
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,418,884
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,457,001
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	127,966
2,000,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,055,420

				11,478,428

	Iowa — 1.73%
965,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	992,541
1,115,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,139,731
500,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	496,845
4,085,000	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,372,706
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,534,239
1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,058,204

				9,594,266

	Kentucky — 1.61%
3,845,000	Jefferson County Kentucky Health Facilities Revenue, Alliant Health Systems, ETM (MBIA)	5.13	10/1/27	3,874,068
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project (MBIA)	5.13	8/1/18	303,258
115,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	118,726
165,000	Louisville Kentucky Water Revenue, ETM	6.13	11/15/13	175,101
4,400,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,442,812

				8,913,965

	Louisiana — 2.91%
40,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	40,000
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	534,075
1,065,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,042,347
1,175,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,163,650
320,000	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	292,307
950,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,004,578
1,050,000	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	957,810
10,000,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA)(a)	2.58	2/15/36	7,878,500
80,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	83,299
2,926,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,118,092

				16,114,658

	Maine — 0.04%
175,000	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	174,194
35,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	35,138

				209,332

	Maryland — 0.35%
50,000	Annapolis Maryland Economic Development Revenue, St. Johns College, ETM	5.00	10/1/08	50,000
15,000	Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/08	15,000
80,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	80,183

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Maryland (continued)
$750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	$685,845
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,091,670
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, SUB, AMT (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,021

				1,932,719

	Massachusetts — 1.44%
100,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	103,884
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	387,424
2,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Civic Investments, Series A, Prerefunded 12/15/12 @ 102 (GTY AGMT)	9.00	12/15/15	3,184,083
2,670,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,829,346
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	533,053
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,128
410,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	407,319
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	503,305

				7,973,542

	Michigan — 2.74%
500,000	Detroit/Wayne County Michigan Stadium Authority (FGIC)	5.25	2/1/09	504,845
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	208,748
1,435,000	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,461,763
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	280,417
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	235,268
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,855,881
2,120,000	Michigan State Hospital Finance Authority Revenue, Mercy Health Services, Series W, ETM, Callable 10/16/08 @ 100.5 (FSA)	5.25	8/15/22	2,133,462
1,275,000	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,357,607
4,300,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital & Medical Center, ETM (AMBAC)	5.25	5/15/13	4,315,523
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	227,636
60,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	60,261
900,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	898,632
540,000	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	527,402
100,000	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	104,607

				15,172,052

	Minnesota — 0.18%
100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	99,870
60,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	64,892
830,000	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)	7.00	12/1/11	851,348

				1,016,110

	Mississippi — 0.41%
80,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	80,000
65,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	65,459
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	910,636
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	688,730
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	507,727

				2,252,552

	Missouri — 2.13%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,176
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	550,940
1,630,000	I470 & 350 Transportation Development District Missouri Transportation Sales Tax Revenue, Refunded & Improvement (RADIAN)	4.60	6/1/29	1,556,797
700,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	731,220
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (Direct Pay LOC: Bank of America)	4.90	9/1/10	231,010
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	248,270

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Missouri (continued)
$5,800,000	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	$5,773,842
215,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	184,059
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC: Commerce Bank – Annual Evergreen)	6.20	5/1/12	180,067
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC: Commerce Bank – Annual Evergreen)	6.45	5/1/17	180,020
360,000	St. Charles County Missouri Health Care, AMT (Direct Pay LOC: U.S. Bank)	5.40	11/15/16	360,281
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	787,517
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	862,070
100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	84,827
75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	61,922

				11,833,018

	Montana — 0.47%
1,250,000	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,324,300
145,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM (MBIA)	6.88	6/1/11	145,302
355,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	352,352
390,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	387,090
410,000	Montana State Board Investment, Refunded Payroll Tax, ETM (MBIA)	6.88	6/1/20	406,941

				2,615,985

	Nebraska — 0.79%
390,000	Clay County Nebraska, AMT (Direct Pay LOC: U.S. Bank)	5.25	3/15/14	390,425
220,000	Clay County Nebraska Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank)	4.75	3/15/09	220,631
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,116,346
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank)	5.00	12/1/11	40,022
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank)	5.20	12/1/13	50,032
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	350,559
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	552,973
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	857,496
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	777,250

				4,355,734

	Nevada — 0.09%
30,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	30,394
460,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT	5.20	10/1/18	438,164
5,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA/ Private MTGS)	5.45	4/1/10	5,009
10,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA MTGS)	4.95	4/1/12	9,824
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,000

				518,391

	New Hampshire — 0.40%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	490,265
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	497,282
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.13	10/1/13	1,160,268

				2,192,815

	New Jersey — 4.11%
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	76,329
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	82,953
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	84,438
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	90,545
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	96,557
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	96,923
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	102,343
100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	107,562
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	112,458
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	111,609
110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	115,753
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	119,425
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	122,938
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	126,475
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	130,663
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	135,282

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Jersey (continued)
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	139,990
$145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	$144,653
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	149,269
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	158,802
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	168,047
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	172,258
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	181,787
25,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	25,550
465,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/18	461,712
720,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/19	707,911
719,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	694,748
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,293,740
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,584,238
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	201,028
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,052
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,195,410
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,292,273
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,352,507
1,150,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	1,188,939
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	138,889
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,477,365
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	569,420
100,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	100,455
305,000	New Jersey State Housing & Mortgage Finance Agency Revenue, AMT (MBIA)	5.40	10/1/20	305,000
145,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	153,974
175,000	Passaic County New Jersey, GO (FSA)	5.00	9/15/12	176,930

				22,797,200

	New Mexico — 0.24%
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue (AMBAC)	4.00	6/15/14	1,315,223

	New York — 5.96%
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: Keybank N.A.)	5.20	12/1/13	124,600
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: Keybank N.A.)	5.40	12/1/18	108,723
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: Keybank N.A.)	5.50	12/1/28	303,289
305,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/08	304,564
315,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	311,718
185,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	181,688
115,000	Capital District Youth Center New York (LOC: Keybank N.A. – Annual Evergreen)	6.00	2/1/17	115,001
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	908,863
900,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/18	911,106
760,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/20	747,696
765,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/21	729,795
500,000	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	519,910
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	797,225
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,457,906
10,000,000	New York State Dormitory Authority Revenue (FHA)	4.70	2/15/35	8,081,700
715,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center (SONYMA)	5.63	7/1/22	727,913
95,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	96,021
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,794,046
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,813,491
895,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	939,517
475,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	466,521
1,640,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,497,992
2,200,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	1,761,232

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101 (AMBAC)	5.13	4/1/12	307,110
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities-Mohawk Valley, Series A (FSA)	5.00	1/1/13	302,649
$245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	$247,171
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	101,504
105,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	105,190
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	195,406
75,000	Triborough Bridge & Tunnel Authority New York, Convention Center Project, Series E	7.25	1/1/10	77,174

				33,036,721

	North Carolina — 0.45%
10,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens, Prerefunded 11/1/09 @ 100	10.50	5/1/11	10,695
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,188,889
1,065,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,039,908
90,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	90,704
140,000	North Carolina Medical Care, Community Hospital Revenue Bond, Memorial Mission Hospital Project, ETM	7.63	10/1/08	140,000

				2,470,196

	North Dakota — 0.95%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,264,400
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,665,461
1,705,000	Fargo North Dakota Public School District No. 1, Limited Tax - School Building, GO	5.00	5/1/22	1,619,358
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	110,675
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	110,466
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,093
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	189,991
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	179,458
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	74,255

				5,279,157

	Ohio — 2.63%
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,011,060
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	504,130
155,000	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT (FHLB)	5.05	1/1/10	154,606
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	590,278
990,000	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,009,760
155,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	148,550
2,320,000	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,306,358
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	488,045
3,500,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,618,475
250,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	259,558
780,000	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	706,313
30,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	30,403
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,578
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	224,473
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	528,972
2,000,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (LOC)	4.25	5/1/10	1,980,300
1,000,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	827,570

				14,599,429

	Oklahoma — 1.83%
430,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	404,905
145,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	146,582

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Oklahoma (continued)
1,975,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,881,267
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	507,062
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,606,523
$5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	$5,586,597

				10,132,936

	Pennsylvania — 15.00%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	250,393
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM (AMBAC)	5.50	8/15/10	126,317
1,520,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102	9.25	11/15/15	1,706,778
5,750,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, UPMC, Series A-1, Callable 2/1/13 @ 100(a)	2.70	2/1/37	3,951,457
20,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	20,918
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	111,039
1,480,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,354,259
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	24,616
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	430,084
120,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	121,094
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	724,875
1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,258,603
395,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	347,063
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,009
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,093
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,256
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,137,344
1,350,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B (ACA)	5.80	12/1/13	1,314,738
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,541,150
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,247,663
1,065,000	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,085,704
1,405,000	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,417,294
125,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.38	1/15/13	123,889
135,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.50	1/15/14	133,454
145,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.60	1/15/15	142,750
545,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	534,154
290,000	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	275,775
55,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	58,965
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	803,284
325,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	325,900
885,000	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	916,833
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/11	1,079,274
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/12	1,133,509
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/13	1,180,895
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/14	1,234,975
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	210,874
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	820,455
11,325,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	10,926,700
8,000,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C(a)	2.63	6/1/37	5,771,840
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,216
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,958
500,000	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	468,340
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	219,072
545,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	549,224
6,000,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem(a)	2.90	8/15/42	4,051,260
335,000	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	348,484

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	250,216
1,300,000	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,154,387
$1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	$1,870,110
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	90,453
190,000	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon, AMT(b)	5.25	4/1/30	165,471
2,350,000	Pennsylvania Housing Finance Agency, Residential Development Section, Series 8-A, Callable 1/1/12 @ 100	5.25	1/1/24	2,280,487
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	540,000
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,208
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	684,182
5,545,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA)(a)	2.32	7/1/17	4,722,233
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	789,656
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	759,958
2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	1,962,600
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.60	11/15/09	100,383
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	308,450
55,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	55,089
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	148,373
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	209,986
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	205,392
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	138,783
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	351,452
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,014,880
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,005,700
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	509,110
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,566
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,471,471
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,534
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	652,541
55,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office (b)	9.38	7/1/10	55,522
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	573,866
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	541,470
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,552
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,360
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	252,800
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,527,275
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	737,200
950,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	996,341
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,029,550
130,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	126,711
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	773,220
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	676,567
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	33,506
310,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	310,521
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,167
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue (FGIC)	5.13	7/1/16	251,695
1,000,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,085,770
25,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	25,540
165,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	165,345
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,230
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	279,720
70,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	70,148
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$35,000	York Township Pennsylvania Water & Sewer, ETM	6.00	8/1/13	$37,425

				83,181,999

	Puerto Rico — 0.04%
215,000	University of Puerto Rico Revenues	5.50	6/1/12	215,312

	Rhode Island — 0.27%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	106,468
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,531
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	109,182
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	117,902
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	121,326
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	123,777
630,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	643,873
215,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG)	—	11/1/12	171,054

				1,499,113

	South Carolina — 0.43%
1,020,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,080,731
1,250,000	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,258,625
22,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	22,007

				2,361,363

	South Dakota — 0.10%
500,000	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	549,685

	Tennessee — 0.79%
50,000	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	51,445
250,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	266,553
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,785
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,186,086
1,115,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	1,122,615

				4,372,484

	Texas — 4.00%
910,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	931,649
285,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	301,031
187,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue (b)	5.90	1/1/10	188,195
100,000	Brazoria County Texas Municipal Utilities District No. 6 (RADIAN)	7.00	9/1/09	103,537
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	198,677
94,572	Capital Area Housing Finance Corp. Mortgage Revenue, IDK Partners II, Class A	6.50	11/1/19	95,781
295,000	Dallas Texas, GO	5.13	2/15/12	297,035
320,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	322,336
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	527,316
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	75,922
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	517,430
120,000	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	121,818
260,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	263,297
120,000	Harris County Texas Municipal Utilities District No. 368 (RADIAN)	7.00	9/1/14	126,736
294,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	294,050
65,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	68,621
35,000	Houston Texas Sewer System Revenue, ETM	6.38	10/1/08	35,000
200,000	Houston Texas Sewer System Revenue, ETM, Callable 4/1/09 @ 100 (MBIA)	9.38	10/1/13	234,748
400,000	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	393,740
1,730,000	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,738,339

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$3,532	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	$3,533
15,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	15,014
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	594,115
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	493,768
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	744,520
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	764,218
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	728,809
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,645,550
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,983,590
20,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	20,076
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	516,645
1,895,000	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,771,332
1,970,000	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,801,959
585,000	Waxahachie, Texas (AMBAC)	4.20	8/1/22	507,429
580,000	Waxahachie, Texas (AMBAC)	4.25	8/1/23	498,667
1,240,000	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,055,786
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue (AMBAC)	4.75	11/15/12	202,598

				22,182,867

	Utah — 1.13%
525,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	527,667
410,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	394,469
3,000,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,023,940
1,110,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,005,172
780,000	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	714,542
550,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	530,436
5,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.05	7/1/12	5,009
10,000	Utah State Housing Finance Agency, Single Family Mortgage (FHA/ VA MTGS)	5.50	7/1/16	10,035
35,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.40	7/1/20	32,531
15,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class II, AMT (FHA/ VA MTGS)	5.40	7/1/16	14,764
5,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT (FHA/ VA MTGS)	5.20	7/1/11	5,019
5,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT (FHA/ VA MTGS)	5.25	7/1/11	5,019
5,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT (FHA/ VA MTGS)	5.25	7/1/12	4,970

				6,273,573

	Virginia — 0.16%
365,000	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	366,986
165,000	Chesterfield County Virginia Industrial Development Authority	5.20	7/1/19	162,084
205,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	207,202
160,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	175,005

				911,277

	Washington — 1.35%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	249,992
1,760,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,950,274
1,615,000	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/09	1,649,513
115,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC: Washington Trust Bank)	5.75	4/1/28	115,000
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	483,729
520,000	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	543,873
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,517,010
135,000	Washington State Housing Revenue, Crista Ministries Project (Direct Pay LOC: U.S. Bank NA)	5.10	7/1/10	135,250
230,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	219,291
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	184,056

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Washington (continued)
200,000	Washington State, Series A, GO	5.25	7/1/12	200,284

				7,493,272

	West Virginia — 0.61%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC: Fleet Bank – Evergreen)	5.70	9/1/09	55,077
$125,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	$130,381
205,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	206,246
115,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM (FGIC)	7.40	12/1/10	118,701
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,298,356
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	705,984
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	895,360

				3,410,105

	Wisconsin — 1.25%
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	812,840
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	842,799
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	906,428
220,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	220,306
920,000	Wisconsin Housing & Economic Development Authority, Series C (MBIA)	4.60	11/1/11	931,610
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,014,910
80,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	80,298
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	127,871

				6,937,062

	Total Municipal Bonds			506,765,570

	Taxable Municipal Bonds — 3.39%
	Georgia — 0.21%
1,175,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,176,328

	Illinois — 0.87%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,846,065

	Ohio — 1.71%
5,560,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B (b)	5.00	10/15/15	5,409,379
1,100,000	Summit County Ohio Port Authority Revenue (b)	5.40	11/15/10	1,102,101
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,939,610

				9,451,090

	Virginia — 0.60%
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (c)(d)	5.50	9/1/34	3,340,705

	Total Taxable Municipal Bonds			18,814,188

	Corporate Bonds — 2.86%
5,036,000	AFS Energy Savings Control (c)	6.35	3/1/25	5,227,368
2,483,273	Amerescosolutions Energy (c)	6.00	5/1/22	2,509,397
4,076,846	ASC Equipment(c)(e)		3/1/08	0
2,605,000	Kidspeace National Center of Georgia (a)(b)	6.30	12/1/28	2,845,181
3,548,782	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (b)	6.20	10/1/22	3,790,632

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
Corporate Bonds (continued)
1,500,000	Staunton Hotel LLC (b)	7.75	6/1/29	1,517,850

	Total Corporate Bonds			15,890,428

Mortgage Related — 0.94%
5,280,477	General Services Administration	5.04	9/15/21	5,190,022

	Total Mortgage Related			5,190,022

Money Market Mutual Funds — 0.15%
817,363	BlackRock Muni Fund(a)	5.37		817,363

	Total Money Market Mutual Funds			817,363

	Total Investments (cost $584,629,822) — 98.74%			547,477,571
	Other assets in excess of liabilities — 1.26%			6,971,129

	Net Assets — 100.00%			$554,448,700

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2008. The maturity date represents actual maturity date.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Managers.
(d)	Issuer restructured the debt to be a zero coupon bond until March 1st, 2010, at which time the bond will convert to a 5.50% coupon. The security has been deemed illiquid by the Specialist Manager and represents 0.60% of the Portfolio.
(e)	Issuer has defaulted on the payment of interest. The security has been deemed illiquid by the Specialist Manager and represents 0% of the Portfolio.
ACA —	American Capital Access
ADFA/ADED	Arkansas Development Finance Authority
AMBAC —	American Municipal Bond Assurance Corp.
AMT —	Alternative Minimum Tax
BIG —	Business Installations and Equipment Loan Guarantee
CIFG —	CDC IXIS Financial Guaranty
ETM —	Escrowed to Maturity
FGIC —	Financial Guaranty Insurance Co.
FHA —	Federal Housing Administration
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corp.
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance, Inc.
GNMA —	Government National Mortgage Association
GO —	General Obligation
GTY —	Guaranty
GTY AGMT —	Insured by Guarantor Agreement
HUD —	Housing and Urban Development
LOC —	Letter of Credit
MBIA —	Municipal Bond Insurance Association
MBIA-IBC —	MBIA Insured Bond Certificate
MGIC —	Mortgage Guarantee Insurance Corporation
MTGS —	Mortgages
RADIAN —	Radian Group, Inc.
SONYMA —	State of New York Mortgage Agency
SUB —	Subordinate Bond
UPMC —	University of Pittsburgh Medical Center
VA —	Veterans Association
XLCA —	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements – September 30, 2008

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2008, the Trust offered twelve separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”) and The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) – September 30, 2008

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2008:

Hirtle Callaghan Trust	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Value Portfolio	$686,679,381	$(513,452)	$10,147,370	$—	$—	$—	$696,826,751	$(513,452)
Institutional Value Portfolio	400,860,319	(289,165)	4,255,808	—	—	—	405,116,127	(289,165)
Growth Portfolio	1,113,608,926	(778,030)	9,294,685	—	—	—	1,122,903,611	(778,030)
Institutional Growth Portfolio	599,589,366	(221,633)	11,529,778	—	—	—	611,119,144	(221,633)
Small Cap Portfolio	409,432,371	—	17,778,908	—	—	—	427,211,279	—
Institutional Small Cap Portfolio	218,585,321	—	9,853,678	—	—	—	228,711,999	—
International Portfolio	1,492,433,216	—	81,897,703	(1,509,206)	—	—	1,574,330,919	(1,509,206)
Fixed Income Portfolio	4,442,104	—	301,745,601	—	—	—	306,187,705	—
Fixed Income II Portfolio	321,750	111,973	315,068,346	427,514	—	—	315,390,096	539,487
Fixed Opportunity Portfolio	—	—	166,151,774	—	—	—	166,151,774	—
Short-Term Municipal Portfolio	—	—	30,870,994	—	—	—	30,870,994	—
Intermediate Municipal Portfolio	817,363	—	546,660,208	—	—	—	547,477,571	—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

C. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

D. TBA Purchase Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

E. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) – September 30, 2008

Forward currency contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at September 30, 2008, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their portfolio securities, or securities that they intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Written Options Contracts — Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Recently Issued Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3. FEDERAL INCOME TAX INFORMATION. As of September 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$838,916,470	$30,418,490	$(172,508,209)	$(142,089,719)
Institutional Value Portfolio	435,264,686	12,838,566	(42,987,125)	(30,148,559)
Growth Portfolio	1,125,945,249	113,115,141	(116,156,779)	(3,041,638)
Institutional Growth Portfolio	677,543,967	3,451,808	(69,876,631)	(66,424,823)
Small Cap Portfolio	445,553,663	44,006,430	(62,348,814)	(18,342,384)
Institutional Small Cap Portfolio	258,195,991	2,794,875	(32,278,867)	(29,483,992)
International Portfolio	1,743,063,553	118,278,955	(287,011,589)	(168,732,634)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (concluded) – September 30, 2008

Fixed Income Portfolio	$335,945,863	$1,131,620	$(30,889,778)	$(29,758,158)
Fixed Income II Portfolio	332,929,146	3,905,151	(21,444,201)	(17,539,050)
Fixed Opportunity Portfolio	181,563,463	524,135	(15,935,824)	(15,411,689)
Short-Term Municipal Portfolio	30,730,709	256,049	(115,764)	140,285
Intermediate Municipal Portfolio	583,821,572	3,693,380	(40,037,381)	(36,344,001)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date	November 24, 2008

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	November 19, 2008